                                                   Filed Pursuant to Rule 497(c)
                                                               File No. 33-76334

                      GE Life & Annuity Separate Account 4
                               Prospectus For The
              Flexible Premium Variable Deferred Annuity Contracts
                                Form P1150 10/98
                                Form P1143 4/94

                                   Issued by:
                     GE Life and Annuity Assurance Company
                                  Home Office:
                             6610 West Broad Street
                            Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------
This prospectus gives details about the Separate Account and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

This prospectus describes a flexible premium variable deferred annuity contract (the "contract") for individuals and some qualified and nonqualified retirement plans. GE Life and Annuity Assurance Company (the "Company," "we," "us," or "our") issues the contract.

The contract offers you the accumulation of Contract Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your premium payments to the GE Life & Annuity Separate Account 4 (the "Separate Account"), the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of portfolios of the underlying mutual funds listed below:


 The Alger American Fund:            GE Investments Funds, Inc.:
  Alger American Growth               Global Income Fund
   Portfolio                          Income Fund
  Alger American Small                International Equity Fund
   Capitalization Portfolio           Mid-Cap Value Equity Fund
                                      Money Market Fund
 Federated Insurance Series:          Premier Growth Equity Fund
  Federated American Leaders          Real Estate Securities Fund
   Fund II                            S&P 500(R) Index Fund
  Federated High Income Bond          Total Return Fund
   Fund II*                           U.S. Equity Fund
  Federated Utility Fund II

                                     Goldman Sachs Variable
 Fidelity Variable Insurance          Insurance Trust:
 Products Fund ("VIP"):               Goldman Sachs Growth and
  VIP Equity-Income Portfolio          Income Fund
  VIP Growth Portfolio                Goldman Sachs Mid Cap Value
  VIP Overseas Portfolio               Fund


 Fidelity Variable Insurance         Janus Aspen Series:
 Products Fund II ("VIP II"):         Aggressive Growth Portfolio
  VIP II Asset ManagerSM              Balanced Portfolio
   Portfolio                          Capital Appreciation
  VIP II Contrafund(R)                 Portfolio
   Portfolio                          Flexible Income Portfolio
                                      Global Life Sciences
 Fidelity Variable Insurance           Portfolio -- Service Shares
 Products Fund III                    Global Technology
 ("VIP III"):                          Portfolio -- Service Shares
  VIP III Growth & Income             Growth Portfolio
   Portfolio                          International Growth
  VIP III Growth Opportunities         Portfolio
   Portfolio                          Worldwide Growth Portfolio


 Oppenheimer Variable Account     PBHG Insurance Series Fund,
  Funds:                           Inc.:
  Oppenheimer Aggressive           PBHG Growth II Portfolio
   Growth Fund/VA                  PBHG Large Cap Growth
  Oppenheimer Bond Fund/VA          Portfolio
  Oppenheimer Capital
   Appreciation Fund/VA           Salomon Brothers Variable
  Oppenheimer High Income          Series Funds Inc:
   Fund/VA*                        Investors Fund
  Oppenheimer Multiple             Strategic Bond Fund*
   Strategies Fund/VA              Total Return Fund

* These portfolios may invest in lower quality debt securities commonly referred to as "junk bonds."

Not all of these portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  . Is NOT a bank deposit

  . Is NOT FDIC insured

  . Is NOT insured or endorsed by a bank or any federal government agency

  . Is NOT available in every state

  . MAY go down in value.

Except for amounts in the Guarantee Account, both the value of the contract before and after income payments begin depend upon the investment performance of the portfolios(s) you select. You bear the investment risk of investing in the portfolios.

A Statement of Additional Information, dated May 1, 2002, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:

                                 1-800-352-9910

                                or write us at:

                             6610 West Broad Street
                               Richmond, VA 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

The date of this prospectus is May 1, 2002.

Table of Contents

Definitions.................................................................   4


Expense Table...............................................................   6


Portfolio Annual Expenses...................................................   7


Synopsis....................................................................  15


Condensed Financial Information.............................................  18


Investment Results..........................................................  22


Financial Statements........................................................  23


The Company.................................................................  24


The Separate Account........................................................  25


The Guarantee Account.......................................................  34


Charges and Other Deductions................................................  36


The Contract................................................................  41


Transfers...................................................................  46


Surrenders and Partial Surrenders...........................................  51


The Death Benefit...........................................................  54


Income Payments.............................................................  62


Federal Tax Matters.........................................................  66


Voting Rights...............................................................  75


Requesting Payments.........................................................  76


Distribution of the Contracts...............................................  78


Additional Information......................................................  80


Appendix A.................................................................. A-1


Appendix B.................................................................. B-1


Table of Contents for Statement of Additional Information...................   i

Definitions

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before income payments begin.

Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we use to determine monthly income benefits.

Annuity Unit -- An accounting unit of measure we use to calculate of the amount of the second and each subsequent variable income payment.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown on your contract and we use it to determine contract years and anniversaries.

Contract Value -- The total value of all your accumulation units in the Subaccounts and any amount you hold in the Guarantee Account.

Fund -- Any open-end management investment company or any unit investment trust in which a Subaccount invests.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other separate account of the Company.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of the Separate Account.

Maturity Date -- The date on which income payments will commence, provided the Annuitant is living on that date.

Separate Account -- GE Life & Annuity Separate Account 4, a separate investment account we established to receive and invest the premiums you pay under the Contracts, and other variable annuity contracts we issue.

Subaccount -- A division of the Separate Account, each of which invests exclusively in shares of a designated portfolio of one of the Funds. Not all Subaccounts may be available in all states or markets. Subaccount may be referred to as Investment Subdivision in the contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, contract maintenance charge, any optional death benefit charge and any surrender charge.

Valuation Day -- For each Subaccount, each day on which the New York Stock Exchange is open for regular trading except for days that the Subaccount's corresponding portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Expense Table
The following table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase this contract. The table reflects the Separate Account charges and charges assessed against amounts you allocate to the Guarantee Account. For more complete descriptions of the various costs and expenses involved, see the "Charges and Other Deductions" provision in this prospectus. Premium tax charges may also apply, although they do not appear in the table.

Owner Transaction Expenses:
---------------------------------------------------------------------
The maximum surrender charge (as a percentage of each premium payment
 surrendered)                                                      6%

                                                          Surrender charge as
       Number of full and                                     a percentage
       partially completed                                 of the surrendered
         years since we                                       or partially
          received the                                        surrendered
         premium payment                                    premium payment
       _____________________________________________________________________
                1                                                   6%
                2                                                   6%
                3                                                   6%
                4                                                   6%
                5                                                   4%
                6                                                   2%
            7 or more                                               0%
       _____________________________________________________________________

Transfer Charge (for each transfer after the first in a
 calendar month)/1/                                             $ 10

Annual Expenses (effective annual rate of the Separate Account charges as a percentage of the daily net assets of the
 Separate Account)
---------------------------------------------------------------------
Mortality and Expense Risk Charge                               1.25%
Administrative Expense Charge                                   0.15%
                                                                ----
Total Annual Expenses                                           1.40%

Other Annual Expenses:
---------------------------------------------------------------------
Annual Contract Maintenance Charge2                             $ 25

Maximum Optional Guaranteed Minimum Death Benefit Charge (as a
 percentage of prior contract year's average benefit amount)3   0.35%

Maximum Optional Death Benefit Charge (as a percentage of
 Contract Value)4                                               0.25%
---------------------------------------------------------------------

 /1/We do not currently assess this charge, however, we reserve the right to assess a $10 transfer charge for each transfer after the first transfer in a calendar month.
 /2/We do not assess this charge if your Contract Value is more than $75,000 at the time the charge is due.
 /3/If the Optional Guaranteed Minimum Death Benefit applies. This may be referred to as the "Six Percent EstateProtectorSM" in our marketing materials. We are currently charging 0.25% as a percentage of the prior Contract year's average benefit amount.
 /4/If the Optional Death Benefit applies. This may be referred to as the "Annual EstateProtectorSM" in our marketing materials.

Portfolio Annual Expenses

The following table reflects the annual expenses of the portfolios of the Funds for the year ended December 31, 2001 (as a percentage of each portfolio's average net assets after fee waivers and expense reimbursements as applicable).

                                                                       Total
                                           Management 12b-1   Other    Annual
Portfolios                                    Fees    Fees*  Expenses Expenses
------------------------------------------------------------------------------

The Alger American Fund
------------------------------------------------------------------------------
 Alger American Growth Portfolio              0.75%    --      0.06%    0.81%
 Alger American Small Capitalization
  Portfolio                                   0.85%    --      0.07%    0.92%

Federated Insurance Series
------------------------------------------------------------------------------
 Federated American Leaders Fund II           0.75%    --      0.12%    0.87%
 Federated High Income Bond Fund II           0.60%    --      0.16%    0.76%
 Federated Utility Fund II                    0.75%    --      0.17%    0.92%

Fidelity Variable Insurance Products Fund
("VIP")/1/
------------------------------------------------------------------------------
 VIP Equity-Income Portfolio                  0.48%    --      0.10%    0.58%
 VIP Growth Portfolio                         0.58%    --      0.10%    0.68%
 VIP Overseas Portfolio                       0.73%    --      0.19%    0.92%

Fidelity Variable Insurance Products Fund II ("VIP
II")/1/
------------------------------------------------------------------------------
 VIP II Asset ManagerSM Portfolio             0.53%    --      0.11%    0.64%
 VIP II Contrafund(R) Portfolio               0.58%    --      0.10%    0.68%

Fidelity Variable Insurance Products Fund III ("VIP
III")/1/
------------------------------------------------------------------------------
 VIP III Growth & Income Portfolio            0.48%    --      0.10%    0.58%
 VIP III Growth Opportunities Portfolio       0.58%    --      0.11%    0.69%

GE Investments Funds, Inc.
------------------------------------------------------------------------------
 Global Income Fund                           0.60%    --      0.12%    0.72%
 Income Fund                                  0.50%    --      0.05%    0.55%
 International Equity Fund                    1.00%    --      0.07%    1.07%
 Mid-Cap Value Equity Fund                    0.65%    --      0.03%    0.68%
 Money Market Fund                            0.38%    --      0.04%    0.42%
 Premier Growth Equity Fund                   0.65%    --      0.02%    0.67%
 Real Estate Securities Fund                  0.85%    --      0.05%    0.90%
 S&P 500(R) Index Fund                        0.35%    --      0.04%    0.39%
 Total Return Fund                            0.49%    --      0.04%    0.53%
 U.S. Equity Fund                             0.55%    --      0.03%    0.58%

Goldman Sachs Variable Insurance Trust
------------------------------------------------------------------------------
 Goldman Sachs Growth and Income Fund         0.75%    --      0.25%    1.00%
 Goldman Sachs Mid Cap Value Fund             0.80%    --      0.13%    0.93%

Janus Aspen Series
------------------------------------------------------------------------------
 Aggressive Growth Portfolio                  0.65%    --      0.02%    0.67%
 Balanced Portfolio                           0.65%    --      0.01%    0.66%
 Capital Appreciation Portfolio               0.65%    --      0.01%    0.66%
 Flexible Income Portfolio                    0.65%    --      0.03%    0.68%
 Global Life Sciences Portfolio -- Service
  Shares                                      0.65%   0.25%    0.17%    1.07%
 Global Technology Portfolio -- Service
  Shares                                      0.65%   0.25%    0.05%    0.95%
 Growth Portfolio                             0.65%    --      0.01%    0.66%
 International Growth Portfolio               0.65%    --      0.06%    0.71%
 Worldwide Growth Portfolio                   0.65%    --      0.04%    0.69%

                                                                       Total
                                            Management 12b-1  Other    Annual
Portfolios                                     Fees    Fees* Expenses Expenses
------------------------------------------------------------------------------

Oppenheimer Variable Account Funds
------------------------------------------------------------------------------
 Oppenheimer Aggressive Growth Fund/VA         0.64%    --     0.04%    0.68%
 Oppenheimer Bond Fund/VA                      0.72%    --     0.05%    0.77%
 Oppenheimer Capital Appreciation Fund/VA      0.64%    --     0.04%    0.68%
 Oppenheimer High Income Fund/VA               0.74%    --     0.05%    0.79%
 Oppenheimer Multiple Strategies Fund/VA       0.72%    --     0.04%    0.76%

PBHG Insurance Series Fund, Inc.
------------------------------------------------------------------------------
 PBHG Growth II Portfolio                      0.85%    --     0.22%    1.07%
 PBHG Large Cap Growth Portfolio               0.75%    --     0.27%    1.02%

Salomon Brothers Variable Series Funds Inc
------------------------------------------------------------------------------
 Investors Fund                                0.70%    --     0.12%    0.82%
 Strategic Bond Fund                           0.64%    --     0.36%    1.00%
 Total Return Fund                             0.66%    --     0.34%    1.00%
------------------------------------------------------------------------------

 * The 12b-1 fees deducted from the 12b-1 classes of these portfolios cover certain distribution and shareholder support services provided by the companies selling contracts investing in those portfolios. The portion of the 12b-1 fees assessed against the portfolios' assets attributable to the contracts will be remitted to Capital Brokerage Corporation, the principal underwriter for the contracts.

 /1/ Actual annual class operating expenses were lower because a portion of the brokerage commissions that the portfolio paid was used to reduce the portfolio's expenses. In addition, through arrangements with the portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the portfolio's custodian expenses. These offsets may be discontinued at any time.

     Accordingly, the actual total operating expenses were:

    . VIP Equity-Income Portfolio             0.57%
    . VIP Growth Portfolio                    0.65%
    . VIP Overseas Portfolio                  0.87%
    . VIP II Asset Manager Portfolio          0.63%
    . VIP II Contrafund(R)
      Portfolio                               0.64%
    . VIP III Growth & Income Portfolio       0.56%
    . VIP III Growth Opportunities Portfolio  0.67%

Some of the portfolios are subject to fee waivers and/or expense reimbursements. The following table shows what the expenses would have been for such portfolios without fee waivers and/or expense reimbursements.


                                                             Service           Total
                                            Management 12b-1  Share   Other    Annual
Portfolios                                     Fees    Fees* Fees**  Expenses Expenses
--------------------------------------------------------------------------------------

Federated Insurance Series
--------------------------------------------------------------------------------------
 Federated American Leaders Fund II            0.75%    --    0.25%    0.12%    1.12%
 Federated High Income Bond Fund II            0.60%    --    0.25%    0.16%    1.01%
 Federated Utility Fund II                     0.75%    --    0.25%    0.17%    1.17%

Goldman Sachs Variable Insurance Trust
--------------------------------------------------------------------------------------
 Goldman Sachs Growth and Income Fund          0.75%    --     --      0.42%    1.17%
 Goldman Sachs Mid Cap Value Fund              0.80%    --     --      0.14%    0.94%

Salomon Brothers Variable Series Funds Inc
--------------------------------------------------------------------------------------
 Investors Fund                                0.70%    --     --      0.12%    0.82%
 Strategic Bond Fund                           0.75%    --     --      0.37%    1.12%
 Total Return Fund                             0.80%    --     --      0.34%    1.14%
--------------------------------------------------------------------------------------

 * The 12b-1 fees deducted from the 12b-1 classes of these portfolios cover certain distribution and shareholder support services provided by the companies selling contracts investing in those portfolios. The portion of the 12b-1 fees assessed against the portfolios' assets attributable to the contracts will be remitted to Capital Brokerage Corporation, the principal underwriter for the contracts.
** The Service Share fees deducted from the service shares of these portfolios cover certain administrative services provided by companies issuing contracts investing in those portfolios. The portion of the Service Share fees assessed against the portfolios' assets attributable to the contracts will be remitted to the Company.

The expenses shown above are deducted by the portfolios before they provide us with the daily net asset value. We then deduct the applicable Separate Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. The management fees and other expenses are more fully described in the prospectus for each portfolio. Information relating to the portfolios was provided by the portfolios and not independently verified by us.

OTHER CONTRACTS

We offer other variable annuity contracts in the Separate Account which also invest in the same portfolios (or many of the same) of the Funds. These contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent, or call (800) 352-9910.

EXAMPLES

The following examples show the costs that would be incurred under certain hypothetical situations. The examples vary based on riders selected and whether you surrender or annuitize your contract. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. The examples are based on the annual expenses of the portfolios for the year ended December 31, 2001, as shown in the "Portfolio Annual Expenses" provision. These expenses, and therefore the example, reflect certain fee waivers and expense reimbursements provided by some of the portfolios and assume they will continue for the periods shown. We have not independently verified this information. We cannot guarantee that these fee waivers and expense reimbursements will continue.

The examples show what an Owner would pay assuming a $1,000 investment, 5% return and no change in portfolio expenses. The contract expenses include:

  (1) A mortality and expense risk charge of 1.25% (deducted daily at an effective annual rate of the assets in the Separate Account);

  (2) An administrative expense charge of 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account);

  (3)  An annual contract maintenance charge of $25;

  (4) An annual maximum charge of 0.35% for the Guaranteed Minimum Death Benefit option (to the extent reflected in the examples); and

  (5) An annual maximum charge of 0.25% for the Optional Death Benefit (to the extent reflected in the examples).

Deductions for premium taxes are not reflected, but may apply.

(1) If you surrender* your contract at the end of the applicable period:

                                                            Without Guaranteed Minimum Death Benefit
                                                                and Optional Death Benefit Riders
Subaccount Investing In:                                    1 Year    3 Years    5 Years    10 Years
-----------------------------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth Portfolio                           $   77.41 $   126.14 $   159.52 $   264.58
 Alger American Small Capitalization Portfolio                 78.51     129.45     165.05     275.63
Federated Insurance Series
 Federated American Leaders Fund II                            78.01     127.95     162.54     270.62
 Federated High Income Bond Fund II                            76.91     124.63     157.00     259.51
 Federated Utility Fund II                                     78.51     129.45     165.05     275.63
Fidelity Variable Insurance Products Fund ("VIP")
 VIP Equity-Income Portfolio                                   75.10     119.18     147.86     241.04
 VIP Growth Portfolio                                          76.11     122.21     152.95     251.35
 VIP Overseas Portfolio                                        78.51     129.45     165.05     275.63
Fidelity Variable Insurance Products Fund II ("VIP II")
 VIP II Asset ManagerSM Portfolio                              75.71     121.00     150.92     247.24
 VIP II Contrafund(R) Portfolio                                76.11     122.21     152.95     251.35
Fidelity Variable Insurance Products Fund III ("VIP III")
 VIP III Growth & Income Portfolio                             75.10     119.18     147.86     241.04
 VIP III Growth Opportunities Portfolio                        76.21     122.51     153.46     252.37
GE Investments Funds, Inc.
 Global Income Fund                                            76.51     123.42     154.98     255.44
 Income Fund                                                   74.80     118.27     146.33     237.93
 International Equity Fund                                     80.01     133.95     172.54     290.49

                               Without Guaranteed Minimum Death Benefit
                                   and Optional Death Benefit Riders
Subaccount Investing In:       1 Year    3 Years    5 Years    10 Years
------------------------------------------------------------------------
 Mid-Cap Value Equity Fund       $76.11    $122.21    $152.95    $251.35
 Money Market Fund                73.50     114.31     139.67     224.32
 Premier Growth Equity Fund       76.01     121.91     152.44     250.32
 Real Estate Securities Fund      78.31     128.85     164.05     273.63
 S&P 500(R) Index Fund            54.00     113.39     138.13     221.15
 Total Return Fund                74.60     117.66     145.31     235.85
 U.S. Equity Fund                 75.10     119.18     147.86     241.04
Goldman Sachs Variable
 Insurance Trust
 Goldman Sachs Growth and
  Income Fund                     79.31     131.85     169.05     283.59
 Goldman Sachs Mid Cap Value
  Fund                            78.61     129.75     165.55     276.63
Janus Aspen Series
 Aggressive Growth Portfolio      76.01     121.91     152.44     250.32
 Balanced Portfolio               75.91     121.60     151.93     249.29
 Capital Appreciation
  Portfolio                       75.91     121.60     151.93     249.29
 Flexible Income Portfolio        76.11     122.21     152.95     251.35
 Global Life Sciences
  Portfolio -- Service Shares     80.01     133.95     172.54     290.49
 Global Technology
  Portfolio -- Service Shares     78.81     130.35     166.55     278.62
 Growth Portfolio                 75.91     121.60     151.93     249.29
 International Growth
  Portfolio                       76.41     123.12     154.47     254.42
 Worldwide Growth Portfolio       76.21     122.51     153.46     252.37
Oppenheimer Variable Account
 Funds
 Oppenheimer Aggressive
  Growth Fund/VA                  76.11     122.21     152.95     251.35
 Oppenheimer Bond Fund/VA         77.01     124.93     157.50     260.53
 Oppenheimer Capital
  Appreciation Fund/VA            76.11     122.21     152.95     251.35
 Oppenheimer High Income
  Fund/VA                         77.21     125.53     158.51     262.55
 Oppenheimer Multiple
  Strategies Fund/VA              76.91     124.63     157.00     259.51
PBHG Insurance Series Fund,
 Inc.
 PBHG Growth II Portfolio         80.01     133.95     172.54     290.49
 PBHG Large Cap Growth
  Portfolio                       79.51     132.45     170.05     285.56
Salomon Brothers Variable
 Series Funds Inc
 Investors Fund                   77.51     126.44     160.03     265.59
 Strategic Bond Fund              79.31     131.85     169.05     283.59
 Total Return Fund                79.31     131.85     169.05     283.59
------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

(2) If you annuitize your contract at the end of the applicable period, or do not surrender*:

                                     Without Guaranteed Minimum Death Benefit
                                        and Optional Death Benefits Riders
Subaccount Investing In:             1 Year    3 Years    5 Years    10 Years
------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth Portfolio       $23.41    $72.14  $   123.52 $   264.58
 Alger American Small
  Capitalization Portfolio              24.51     75.45      129.05     275.63
Federated Insurance Series
 Federated American Leaders Fund II     24.01     73.95      126.54     270.62
 Federated High Income Bond Fund II     22.91     70.63      121.00     259.51
 Federated Utility Fund II              24.51     75.45      129.05     275.63
Fidelity Variable Insurance
 Products Fund ("VIP")
 VIP Equity-Income Portfolio            21.10     65.18      111.86     241.04
 VIP Growth Portfolio                   22.11     68.21      116.95     251.35
 VIP Overseas Portfolio                 24.51     75.45      129.05     275.63

                                     Without Guaranteed Minimum Death Benefit
                                        and Optional Death Benefits Riders
Subaccount Investing In:             1 Year    3 Years    5 Years    10 Years
------------------------------------------------------------------------------
Fidelity Variable Insurance
 Products Fund II ("VIP II")
 VIP II Asset ManagerSM Portfolio      $21.71    $67.00     $114.92    $247.24
 VIP II Contrafund(R) Portfolio         22.11     68.21      116.95     251.35
Fidelity Variable Insurance
 Products Fund III ("VIP III")
 VIP III Growth & Income Portfolio      21.10     65.18      111.86     241.04
 VIP III Growth Opportunities
  Portfolio                             22.21     68.51      117.46     252.37
GE Investments Funds, Inc.
 Global Income Fund                     22.51     69.42      118.98     255.44
 Income Fund                            20.80     64.27      110.33     237.93
 International Equity Fund              26.01     79.95      136.54     290.49
 Mid-Cap Value Equity Fund              22.11     68.21      116.95     251.35
 Money Market Fund                      19.50     60.31      103.67     224.32
 Premier Growth Equity Fund             22.01     67.91      116.44     250.32
 Real Estate Securities Fund            24.31     74.85      128.05     273.63
 S&P 500(R) Index Fund                  19.19     59.39      102.13     221.15
 Total Return Fund                      20.60     63.66      109.31     235.85
 U.S. Equity Fund                       21.10     65.18      111.86     241.04
Goldman Sachs Variable Insurance
 Trust
 Goldman Sachs Growth and Income
  Fund                                  25.31     77.85      133.05     283.59
 Goldman Sachs Mid Cap Value Fund       24.61     75.75      129.55     276.63
Janus Aspen Series
 Aggressive Growth Portfolio            22.01     67.91      116.44     250.32
 Balanced Portfolio                     21.91     67.60      115.93     249.29
 Capital Appreciation Portfolio         21.91     67.60      115.93     249.29
 Flexible Income Portfolio              22.11     68.21      116.95     251.35
 Global Life Sciences Portfolio --
   Service Shares                       26.01     79.95      136.54     290.49
 Global Technology Portfolio --
   Service Shares                       24.81     76.35      130.55     278.62
 Growth Portfolio                       21.91     67.60      115.93     249.29
 International Growth Portfolio         22.41     69.12      118.47     254.42
 Worldwide Growth Portfolio             22.21     68.51      117.46     252.37
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth
  Fund/VA                               22.11     68.21      116.95     251.35
 Oppenheimer Bond Fund/VA               23.01     70.93      121.50     260.53
 Oppenheimer Capital Appreciation
  Fund/VA                               22.11     68.21      116.95     251.35
 Oppenheimer High Income Fund/VA        23.21     71.53      122.51     262.55
 Oppenheimer Multiple Strategies
  Fund/VA                               22.91     70.63      121.00     259.51
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio               26.01     79.95      136.54     290.49
 PBHG Large Cap Growth Portfolio        25.51     78.45      134.05     285.56
Salomon Brothers Variable Series
 Funds Inc
 Investors Fund                         23.51     72.44      124.03     265.59
 Strategic Bond Fund                    25.31     77.85      133.05     283.59
 Total Return Fund                      25.31     77.85      133.05     283.59
------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

(3)  If you surrender* your contract at the end of the applicable period:

                                                With Guaranteed Minimum Death
                                                 Benefit and Optional Death
                                                       Benefit Riders
Subaccount Investing In:                       1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth Portfolio               $83.47 $151.64 $204.85 $361.08
 Alger American Small Capitalization Portfolio  84.57  154.90  210.19  371.28

                                                With Guaranteed Minimum Death
                                                 Benefit and Optional Death
                                                       Benefit Riders
Subaccount Investing In:                       1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
Federated Insurance Series
 Federated American Leaders Fund II             84.07  153.42  207.76  366.66
 Federated High Income Bond Fund II             82.97  150.16  202.41  356.40
 Federated Utility Fund II                      84.57  154.90  210.19  371.28
Fidelity Variable Insurance Products Fund
 ("VIP")
 VIP Equity-Income Portfolio                   $81.17 $144.81 $193.58 $339.34
 VIP Growth Portfolio                           82.17  147.78  198.49  348.86
 VIP Overseas Portfolio                         84.57  154.90  210.19  371.28
Fidelity Variable Insurance Products Fund II
 ("VIP II")
 VIP II Asset ManagerSM Portfolio               81.77  146.59  196.53  345.06
 VIP II Contrafund(R) Portfolio                 82.17  147.78  198.49  348.86
Fidelity Variable Insurance Products Fund III
 ("VIP III")
 VIP III Growth & Income Portfolio              81.17  144.81  193.58  339.34
 VIP III Growth Opportunities Portfolio         82.27  148.08  198.99  349.80
GE Investments Funds, Inc.
 Global Income Fund                             82.57  148.97  200.45  352.64
 Income Fund                                    80.87  143.91  192.10  336.46
 International Equity Fund                      86.06  159.31  217.42  385.00
 Mid-Cap Value Equity Fund                      82.17  147.78  198.49  348.86
 Money Market Fund                              79.57  139.68  184.48  318.02
 Premier Growth Equity Fund                     82.07  147.49  198.00  347.91
 Real Estate Securities Fund                    84.37  154.31  209.22  369.43
 S&P 500(R) Index Fund                          54.00  139.12  184.17  320.96
 Total Return Fund                              80.67  143.31  191.11  334.54
 U.S. Equity Fund                               81.17  144.81  193.58  339.34
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund           85.36  157.26  214.05  378.62
 Goldman Sachs Mid Cap Value Fund               84.67  155.19  210.67  372.20
Janus Aspen Series
 Aggressive Growth Portfolio                    82.07  147.49  198.00  347.91
 Balanced Portfolio                             81.97  147.19  197.51  346.96
 Capital Appreciation Portfolio                 81.97  147.19  197.51  346.96
 Flexible Income Portfolio                      82.17  147.78  198.49  348.86
 Global Life Sciences Portfolio -- Service
  Shares                                        86.06  159.31  217.42  385.00
 Global Technology Portfolio -- Service Shares  84.87  155.78  211.64  374.04
 Growth Portfolio                               81.97  147.19  197.51  346.96
 International Growth Portfolio                 82.47  148.68  199.96  351.69
 Worldwide Growth Portfolio                     82.27  148.08  198.99  349.80
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA          82.17  147.78  198.49  348.86
 Oppenheimer Bond Fund/VA                       83.07  150.46  202.90  357.33
 Oppenheimer Capital Appreciation Fund/VA       82.17  147.78  198.49  348.86
 Oppenheimer High Income Fund/VA                83.27  151.05  203.87  359.21
 Oppenheimer Multiple Strategies Fund/VA        82.97  150.16  202.41  356.40
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio                       86.06  159.31  217.42  385.00
 PBHG Large Cap Growth Portfolio                85.56  157.84  215.02  380.45
Salomon Brothers Variable Series Funds Inc
 Investors Fund                                 83.57  151.94  205.33  362.01
 Strategic Bond Fund                            85.36  157.26  214.05  378.62
 Total Return Fund                              85.36  157.26  214.05  378.62
------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

(4) If you annuitize your contract at the end of the applicable period, or do not surrender*:

                                         With Guaranteed Minimum Death Benefit
                                           and Optional Death Benefit Riders
Subaccount Investing In:                 1 Year   3 Years   5 Years   10 Years
------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth Portfolio          $29.47 $   97.64   $168.85   $361.08
 Alger American Small Capitalization
  Portfolio                                30.57    100.90    174.19    371.28
Federated Insurance Series
 Federated American Leaders Fund II        30.07     99.42    171.76    366.66
 Federated High Income Bond Fund II        28.97     96.16    166.41    356.40
 Federated Utility Fund II                 30.57    100.90    174.19    371.28
Fidelity Variable Insurance Products
 Fund ("VIP")
 VIP Equity-Income Portfolio               27.17     90.81    157.58    339.34
 VIP Growth Portfolio                      28.17     93.78    162.49    348.86
 VIP Overseas Portfolio                    30.57    100.90    174.19    371.28
Fidelity Variable Insurance Products
 Fund II ("VIP II")
 VIP II Asset ManagerSM Portfolio          27.77     92.59    160.53    345.06
 VIP II Contrafund(R) Portfolio            28.17     93.78    162.49    348.86
Fidelity Variable Insurance Products
 Fund III ("VIP III")
 VIP III Growth & Income Portfolio         27.17     90.81    157.58    339.34
 VIP III Growth Opportunities Portfolio    28.27     94.08    162.99    349.80
GE Investments Funds, Inc.
 Global Income Fund                        28.57     94.97    164.45    352.64
 Income Fund                               26.87     89.91    156.10    336.46
 International Equity Fund                 32.06    105.31    181.42    385.00
 Mid-Cap Value Equity Fund                 28.17     93.78    162.49    348.86
 Money Market Fund                         25.57     85.68    148.48    318.02
 Premier Growth Equity Fund                28.07     93.49    162.00    347.91
 Real Estate Securities Fund               30.37    100.31    173.22    369.43
 S&P 500(R) Index Fund                     25.27     85.12    148.17    320.96
 Total Return Fund                         26.67     89.31    155.11    334.54
 U.S. Equity Fund                          27.17     90.81    157.58    339.34
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund      31.36    103.26    178.05    378.62
 Goldman Sachs Mid Cap Value Fund          30.67    101.19    174.67    372.20
Janus Aspen Series
 Aggressive Growth Portfolio               28.07     93.49    162.00    347.91
 Balanced Portfolio                        27.97     93.19    161.51    346.96
 Capital Appreciation Portfolio            27.97     93.19    161.51    346.96
 Flexible Income Portfolio                 28.17     93.78    162.49    348.86
 Global Life Sciences Portfolio --
   Service Shares                          32.06    105.31    181.42    385.00
 Global Technology Portfolio -- Service
  Shares                                   30.87    101.78    175.64    374.04
 Growth Portfolio                          27.97     93.19    161.51    346.96
 International Growth Portfolio            28.47     94.68    163.96    351.69
 Worldwide Growth Portfolio                28.27     94.08    162.99    349.80
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA     28.17     93.78    162.49    348.86
 Oppenheimer Bond Fund/VA                  29.07     96.46    166.90 357.33
 Oppenheimer Capital Appreciation
  Fund/VA                                  28.17     93.78    162.49    348.86
 Oppenheimer High Income Fund/VA           29.27     97.05    167.87    359.21
 Oppenheimer Multiple Strategies
  Fund/VA                                  28.97     96.16    166.41    356.40
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio                  32.06    105.31    181.42    385.00
 PBHG Large Cap Growth Portfolio           31.56    103.84    179.02    380.45
Salomon Brothers Variable Series Funds
 Inc
 Investors Fund                            29.57     97.94    169.33    362.01
 Strategic Bond Fund                       31.36    103.26    178.05    378.62
 Total Return Fund                         31.36    103.26    178.05    378.62
------------------------------------------------------------------------------

 * surrender includes annuitization over a period of less than 5 years

Synopsis

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision in this prospectus. If your Contract Form is P1143 4/94, please see Appendix A.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your premium payments to buy Accumulation Units under the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your premium payments to purchase shares, in accordance with your instructions, in one or more portfolios of the Funds. In turn, each portfolio holds securities consistent with its own particular investment objective. Amounts you allocate to the Separate Account will reflect the investment performance of the portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after deductions. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

What charges are associated with this contract? Should you take a partial surrender before your premium payments have been in your contract for six years, we will assess a surrender charge of anywhere from 0% to 6%, depending upon how many full years those payments have been in the contract. We waive this charge under certain conditions. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.40% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.25%. Additionally, we may impose an annual $25 contract maintenance charge. We also charge for the Guaranteed Minimum Death Benefit and Optional Death Benefit riders. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time your contract incurs the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions.

The portfolios also have certain expenses. These include management fees and other expenses associated with the daily operation of each portfolio as well as 12b-1 fees, as applicable. See the "Portfolio Annual Expenses" provision. These expenses are more fully described in each portfolio's prospectus.

We pay compensation to broker-dealers who sell the Contracts. For a discussion of this compensation, see the "Distribution of the Contracts" provision.

How much must I pay, and how often? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are completely flexible. See "The Contract -- Premium Payments" provision for more information.

How will my income payments be calculated? We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to annuitize under one of the optional payment plans. We will base your initial payment on the maturity value and other factors. See the "Income Payments" provision for more information.

What happens if I die before the Maturity Date? Before the Maturity Date, if an Owner, Joint Owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole Owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See the "Death of an Owner or the Joint Owner Before the Maturity Date" provision for more information.

May I transfer assets among portfolios? Yes, but there may be limits on how often you may do so. The minimum transfer amount is $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See "The Contract -- Transfers Before the Maturity Date" and "Income Payments --
 Transfers After the Maturity Date" provisions for more information.

May I surrender the contract or take a partial surrender? Yes, subject to contract requirements and to restrictions imposed under certain retirement plans.

When taking a full or partial surrender, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender, a 10% penalty tax. A total surrender or a partial surrender may also be subject to withholding. See the "Federal Tax Matters" provision. A partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charge) reduces Contract Value. See "The Death Benefit" provision for more information.

Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you cancel your contract, it will be void. Unless state law requires that we return your premium payments, the amount of the refund you receive will equal the Contract Value plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your premium payments, the amount of the refund will equal the payments made less any partial surrenders you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

When are my allocations effective? Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Guarantee Account and/or the Subaccounts which correspond to the portfolios you choose.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the portfolios and the assessment of the Separate Account charges which may vary from contract to contract.

The Accumulation Unit Values and number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                         Accumulation Accumulation   No. of   Accumulation Accumulation   No. of
                         Unit Values  Unit Values   Units as  Unit Values  Unit Values    Units
                            as of        as of         of        as of        as of       as of
Subaccount Investing In    1/02/02      12/31/01    12/31/01    1/02/01      12/31/00    12/31/00
--------------------------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth
  Portfolio                 $18.81       $18.77     9,078,703    $20.81       $21.59    10,491,039
 Alger American Small
  Capitalization
  Portfolio                   8.41         8.50     7,002,914     11.17        12.23     7,559,032
Federated Insurance
 Series
 Federated American
  Leaders Fund II            16.75        16.77     4,307,323     17.37        17.75     4,328,938
 Federated High Income
  Bond Fund II               13.81        13.74     2,986,440     13.75        13.75     3,199,511
 Federated Utility Fund
  II                         14.54        14.41     2,347,057     16.68        16.94     2,544,453
Fidelity Variable
Insurance Products Fund
("VIP")
 VIP Equity-Income
  Portfolio                  42.23        42.16     9,234,283     44.45        44.99     9,905,021
 VIP Growth Portfolio        51.41        51.08     4,744,104     60.31        62.91     5,410,897
 VIP Overseas Portfolio      20.16        20.02     1,347,035     25.63        25.76     1,573,977
Fidelity Variable
Insurance Products Fund
II ("VIP II")
 VIP II Asset ManagerSM
  Portfolio                  26.65        26.75     2,740,751     27.80        28.28     3,182,533
 VIP II Contrafund(R)
  Portfolio                  25.27        25.42    10,463,953     28.44        29.38    12,149,774
Fidelity Variable
Insurance Products
Fund III ("VIP III")
 VIP III Growth & Income
  Portfolio                  14.66        14.54     5,388,110     15.78        16.16     5,576,695
 VIP III Growth
  Opportunities
  Portfolio                  10.73        10.70     3,701,867     12.22        12.68     4,498,947
GE Investments Funds,
 Inc.
 Global Income Fund           9.93         9.91       300,934     10.30        10.23       301,579
 Income Fund                 11.93        11.98     4,478,530     11.40        11.31     3,035,919
 International Equity
  Fund                       12.51        12.49       919,209     15.93        16.01       908,264
 Mid-Cap Value Equity
  Fund                       16.80        16.87     4,353,777     16.53        17.06     3,531,824
 Money Market Fund           16.64        16.64    17,320,111     16.24        16.24    12,687,487
 Premier Growth Equity
  Fund                        9.86         9.83     2,201,591     10.60        10.98     2,128,010
 Real Estate Securities
  Fund                       21.12        21.11     2,007,545     18.99        19.14     1,853,612
 S&P 500(R) Index Fund       45.21        44.94     8,557,014     50.49        51.95     9,120,668
 Total Return Fund           36.05        36.10     2,104,312     37.29        37.71     2,034,785
 U.S. Equity Fund            11.14        11.12     3,262,755     12.06        12.32     2,589,497
Goldman Sachs Variable
Insurance Trust Fund
 Goldman Sachs Growth
  and Income Fund             7.74         7.73     1,149,638      8.43         8.64       971,475
 Goldman Sachs Mid Cap
  Value Fund                 11.88        11.93     5,607,364     10.59        10.80     2,769,191
Janus Aspen Series
 Aggressive Growth
  Portfolio                  23.55        23.67     5,965,824     36.51        39.64     7,072,505
 Balanced Portfolio          21.92        21.96    15,654,099     23.07        23.36    16,570,364
 Capital Appreciation
  Portfolio                  20.03        20.02     7,276,570     24.78        25.92     8,761,565
 Flexible Income
  Portfolio                  14.84        14.93     3,772,527     14.16        14.05     3,443,885
 Global Life Sciences
  Portfolio -- Service
  Shares                      9.27         9.38     1,018,589     10.89        11.43     1,245,259
 Global Technology
  Portfolio -- Service
  Shares                      4.25         4.21     1,801,374      6.33         6.81     1,333,647
 Growth Portfolio            22.54        22.50    12,018,045     28.81        30.32    14,437,869
 International Growth
  Portfolio                  17.74        17.77     5,720,325     23.05        23.47     6,457,205
 Worldwide Growth
  Portfolio                  29.90        29.95    13,140,429     38.05        39.17    15,931,243
Oppenheimer Variable
Account Funds
 Oppenheimer Aggressive
  Growth Fund/VA             42.00        42.20     2,697,267     57.75        62.57     3,299,098
 Oppenheimer Bond
  Fund/VA                    23.07        23.22     3,460,570     22.02        21.85     2,562,480
 Oppenheimer Capital
  Appreciation Fund/VA       53.20        53.17     3,602,443     59.59        61.69     3,655,340
 Oppenheimer High Income
  Fund/VA                    29.77        29.67     2,829,310     29.51        29.51     3,134,526
 Oppenheimer Multiple
  Strategies Fund/VA         31.67        31.63     1,710,953     31.16        31.39     1,564,417
PBHG Insurance Series
 Fund, Inc.
 PBHG Growth II
  Portfolio                  10.70        10.71     2,517,899     16.41        18.24     2,843,741
 PBHG Large Cap Growth
  Portfolio                  16.92        16.88     2,370,270     22.37        23.87     2,236,754
Salomon Brothers
Variable Series Funds
Inc
 Investors Fund              14.39        14.35     1,905,832     15.01        15.18       775,796
 Strategic Bond Fund         11.30        11.30     1,168,074     10.78        10.72       556,622
 Total Return Fund           11.00        11.03       598,880     11.26        11.28       272,799

                         Accumulation Accumulation   No. of   Accumulation Accumulation   No. of
                         Unit Values  Unit Values    Units    Unit Values  Unit Values    Units
                            as of        as of       as of       as of        as of       as of
Subaccount Investing In    1/03/00      12/31/99    12/31/99    1/04/99      12/31/98    12/31/98
--------------------------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth
  Portfolio                 $25.72       $25.69     8,583,493    $19.38       $19.48     5,605,283
 Alger American Small
  Capitalization
  Portfolio                  16.96        17.04     6,310,836     11.93        12.05     6,082,414
Federated Insurance
 Series
 Federated American
  Leaders Fund II            17.24        17.58     4,554,700     16.73        16.72     3,955,083
 Federated High Income
  Bond Fund II               15.29        15.32     3,376,105     15.22        15.19     2,977,691
 Federated Utility Fund
  II                         18.53        18.87     2,483,985     18.78        18.82     1,950,915
Fidelity Variable
Insurance Products Fund
("VIP")
 VIP Equity-Income
  Portfolio                  40.98        42.08    10,963,577     39.97        40.14    11,335,446
 VIP Growth Portfolio        71.51        71.67     4,760,717     52.88        52.89     3,818,261
 VIP Overseas Portfolio      32.43        32.29     1,525,527     23.64        22.96     1,616,956
Fidelity Variable
Insurance Products Fund
II ("VIP II")
 VIP II Asset ManagerSM
  Portfolio                  29.60        29.86     3,361,601     27.21        27.26     3,176,311
 VIP II Contrafund(R)
  Portfolio                  31.40        31.91    11,622,130     25.84        26.04    10,085,800
Fidelity Variable
Insurance Products
Fund III ("VIP III")
 VIP III Growth & Income
  Portfolio                  16.70        17.00     5,051,739     15.71        15.80     2,843,815
 VIP III Growth
  Opportunities
  Portfolio                  15.23        15.51     4,766,024     15.02        15.08     2,958,791
GE Investments Funds,
Inc.
 Global Income Fund          10.45        10.44       291,731     11.50        11.45       285,995
 Income Fund                 10.30        10.36     2,729,732     10.64        10.66     1,884,740
 International Equity
  Fund                       18.71        18.60       735,974     15.08        14.48       641,918
 Mid-Cap Value Equity
  Fund                       15.58        15.97     3,011,792     13.83        13.81     2,140,000
 Money Market Fund           15.50        15.50    13,992,458     14.97        14.97     9,232,947
 Premier Growth Equity
  Fund                       11.53        11.75       802,961
 Real Estate Securities
  Fund                       14.44        14.65     1,409,644     15.07        14.89     1,753,483
 S&P 500(R) Index Fund       57.60        58.17     7,955,210     48.86        48.91     5,187,559
 Total Return Fund           36.07        36.44     1,884,184     32.72        32.63     1,425,134
 U.S. Equity Fund            12.36        12.57     1,613,261     10.62        10.66       180,295
Goldman Sachs Variable
Insurance Trust Fund
 Goldman Sachs Growth
 and Income Fund              9.09         9.20       779,766      8.89         8.85       428,936
 Goldman Sachs Mid Cap
 Value Fund                   8.19         8.35     1,156,388      8.57         8.55       345,533
Janus Aspen Series
 Aggressive Growth
 Portfolio                   59.21        58.97     5,067,599     26.24        26.53     3,488,695
 Balanced Portfolio          23.97        24.24    12,451,725     19.38        19.40     6,060,191
 Capital Appreciation
 Portfolio                   32.18        32.13     6,407,884     19.72        19.51     1,494,358
 Flexible Income
 Portfolio                   13.38        13.41     3,172,870     13.38        13.39     1,911,151
 Global Life Sciences
  Portfolio -- Service
  Shares                       --           --            --        --           --            --
 Global Technology
  Portfolio -- Service
  Shares                       --           --            --        --           --            --
 Growth Portfolio            35.64        35.98    11,701,274     25.32        25.35     8,827,221
 International Growth
  Portfolio                  28.74        28.32     4,728,347     16.19        15.76     3,856,210
 Worldwide Growth
  Portfolio                  47.66        47.11    14,578,854     29.67        29.05    12,554,733
Oppenheimer Variable
Account Funds
 Oppenheimer Aggressive
  Growth Fund/VA             73.96        71.49     2,933,967     39.02        39.49     3,113,007
 Oppenheimer Bond
  Fund/VA                    20.77        20.88     2,531,310     21.47        21.51     1,976,510
 Oppenheimer Capital
  Appreciation Fund/VA       61.95        62.71     3,232,987     44.77        44.90     3,012,849
 Oppenheimer High Income
  Fund/VA                    31.06        31.09     3,792,914     30.29        30.24     3,720,027
 Oppenheimer Multiple
  Strategies Fund/VA         29.73        29.91     1,504,814     27.30        27.13     1,558,580
PBHG Insurance Series
Fund, Inc.
 PBHG Growth II
  Portfolio                  22.55        22.20     1,242,408     11.28        11.36       839,596
 PBHG Large Cap Growth
  Portfolio                  24.56        24.57       811,131     14.90        15.08       696,037
Salomon Brothers
Variable Series Funds
Inc
 Investors Fund              13.12        13.36       111,934     12.03        12.14           863
 Strategic Bond Fund         10.12        10.13       245,779     10.27        10.24        10,094
 Total Return Fund           10.52        10.60       175,544     10.66        10.67        25,915

                          Accumulation Accumulation   No. of   Accumulation Accumulation
                          Unit Values  Unit Values   Units as  Unit Values  Unit Values    No. of
                             as of        as of         of        as of        as of     Units as of
Subaccount Investing In     1/02/98      12/31/97    12/31/97    1/04/96      12/31/96    12/31/96
----------------------------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth
  Portfolio                  $13.13       $13.34     4,380,186    $ 9.63       $10.76     2,962,177
 Alger American Small
  Capitalization
  Portfolio                   10.47        10.58     5,645,458      9.38         9.63     3,568,152
Federated Insurance
 Series
 Federated American
  Leaders Fund II             14.45        14.42     2,056,691     12.20        13.41     1,130,433
 Federated High Income
  Bond Fund II                15.01        15.00     1,886,887     11.86        13.37       809,989
 Federated Utility Fund
  II                          16.68        16.75     1,325,701       --         11.05       265,832
Fidelity Insurance
 Products Fund
 VIP Equity-Income
  Portfolio                   36.54        36.47    10,074,173
 VIP Growth Portfolio         38.59        38.45     3,614,598     17.87        20.20     2,248,519
 VIP Overseas Portfolio       20.76        20.65     1,762,588     13.88        16.60     5,493,999
Fidelity Variable
 Insurance Products Fund
 II
 VIP II Asset ManagerSM
  Portfolio                   24.06        24.03     2,678,933       --           --            --
 VIP II Contrafund(R)
  Portfolio                   20.29        20.32     8,595,677       --           --            --
Fidelity Variable
 Insurance Products Fund
 III
 VIP III Growth & Income
  Portfolio                   12.38        12.36       976,086       --           --            --
 VIP III Growth
  Opportunities
  Portfolio                   12.35        12.28     1,049,540       --           --            --
GE Investments Funds,
 Inc.
 Global Income Fund           10.24        10.24        79,290     13.35        13.88     3,893,379
 Income Fund                  10.05        10.01       908,249     16.60        16.59       276,196
 International Equity
  Fund                        12.57        12.50       614,410     24.52        30.11     1,262,502
 Mid-Cap Value Equity
  Fund                        13.11        13.13       730,616       --           --            --
 Money Market Fund            14.43        14.42     4,980,487     22.27        24.29       659,251
 Premier Growth Equity
  Fund                          --           --                    10.61        11.51       332,403
 Real Estate Securities
  Fund                        18.28        18.34     1,478,247     11.59        15.57       428,969
 S&P 500(R) Index Fund        38.82        38.68     3,025,140       --           --            --
 Total Return Fund            28.37        28.26       928,145       --           --            --
 U.S. Equity Fund               --           --            --        --           --            --
Goldman Sachs Variable
 Insurance Trust Fund
 Goldman Sachs Growth
  and Income Fund               --           --            --        --           --            --
 Goldman Sachs Mid Cap
  Value Fund                    --           --            --        --           --            --
Janus Aspen Series
 Aggressive Growth
  Portfolio                   19.84        20.04     3,442,667     13.41        15.66     4,882,922
 Balanced Portfolio           14.66        14.65     2,804,435     16.95        18.04     2,662,051
 Capital Appreciation
  Portfolio                   12.51        12.54       163,550     14.91        11.67       682,605
 Flexible Income
  Portfolio                   12.49        12.45       869,089       --         18.97     5,146,187
 Global Life Sciences
  Portfolio -- Service
  Shares                        --           --            --        --           --            --
 Global Technology
  Portfolio -- Service
  Shares                        --           --            --        --           --            --
 Growth Portfolio             18.98        18.95     7,270,898     10.62        12.17       992,496
 International Growth
  Portfolio                   13.65        13.63     3,001,600     10.48        11.29       325,169
 Worldwide Growth
  Portfolio                   22.98        22.85    10,111,685       --           --            --
Oppenheimer Variable
 Account Funds
 Oppenheimer Aggressive
  Growth Fund/VA              36.75        36.72     2,462,359     24.31        27.63     1,715,755
 Oppenheimer Bond
  Fund/VA                     20.54        20.42       994,017     18.35        18.96       707,097
 Oppenheimer Capital
  Appreciation Fund/VA        35.33        35.64     3,176,448     27.31        32.37     2,121,294
 Oppenheimer High Income
  Fund/VA                     30.60        30.57     2,934,974     23.81        29.40     1,091,602
 Oppenheimer Multiple
  Strategies Fund/VA          25.90        25.80     1,200,126     19.60        22.32       748,002
PBHG Insurance Series
 Fund, Inc.
 PBHG Growth II
  Portfolio                   10.52        10.65       576,010       --           --            --
 PBHG Large Cap Growth
  Portfolio                   11.61        11.71       346,833       --           --            --
Salomon Brothers
 Variable Series Fund
 Inc
 Investors Fund               24.06        24.03     2,678,933     25.62        28.87     7,041,867
 Strategic Bond Fund          20.29        20.32     8,595,677     27.93        31.58     3,026,574
 Total Return Fund              --           --            --      16.82        18.78     1,557,443

                         Accumulation Accumulation  No. of   Accumulation Accumulation  No. of
                         Unit Values  Unit Values    Units   Unit Values  Unit Values   Units
                            as of        as of       as of      as of        as of      as of
Subaccount Investing In    1/03/95      12/31/95   12/31/95    7/21/94      12/31/94   12/31/94
-----------------------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth
  Portfolio                    --        $ 9.63      312,011       --           --         --
 Alger American Small
  Capitalization
  Portfolio                    --          9.38      401,258       --           --         --
Federated Insurance
 Series
 Federated American
  Leaders Fund II              --           --           --        --           --         --
 Federated High Income
  Bond Fund II                 --         11.86      123,152       --           --         --
 Federated Utility Fund
  II                           --         12.20      463,476       --           --         --
Fidelity Variable
Insurance Products Fund
("VIP")
 VIP Equity-Income
  Portfolio                 $19.56        25.62    3,119,975    $18.71       $19.23    276,392
 VIP Growth Portfolio        21.27        27.93    1,525,015     19.45        20.92    141,845
 VIP Overseas Portfolio      15.82        16.82      829,371     16.18        15.55    197,672
Fidelity Variable
Insurance Products Fund
II ("VIP II")
 VIP II Asset ManagerSM
  Portfolio                  15.70        17.87    1,469,667     15.80        15.50    450,885
 VIP II Contrafund(R)
  Portfolio                    --         13.88    2,007,948       --           --         --
Fidelity Variable
Insurance Products Fund
III ("VIP III")
 VIP III Growth and
  Income Portfolio             --           --           --        --           --         --
 VIP III Growth
  Opportunities
  Portfolio                    --           --           --        --           --         --
GE Investments Funds,
Inc.
 Global Income Fund            --           --           --        --           --         --
 Income Fund                   --           --           --        --           --         --
 International Equity
  Fund                         --         10.61       47,044       --           --         --
 Mid-Cap Value Equity
  Fund                         --           --           --        --           --         --
 Money Market Fund           13.01        13.35    1,508,360     12.61        12.79     75,600
 Premier Growth Equity
  Fund                         --           --           --        --           --         --
 Real Estate Securities
  Fund                         --         11.59       34,477       --           --         --
 S&P 500(R) Index Fund       18.58        24.52      400,009     17.96        18.27     10,408
 Total Return Fund           17.94        22.27      252,584     17.15        17.65     12,498
 U.S. Equity Fund              --           --           --        --           --         --
Goldman Sachs Variable
Insurance Trust Fund
 Goldman Sachs Growth
  and Income Fund              --           --           --        --           --         --
 Goldman Sachs Mid Cap
  Value Fund                   --           --           --        --           --         --
Janus Aspen Series
 Aggressive Growth
  Portfolio                  13.53        16.95    1,251,004     11.51        13.48    169,799
 Balanced Portfolio            --         10.62       73,538       --           --         --
 Capital Appreciation
  Portfolio                    --           --           --        --           --         --
 Flexible Income
  Portfolio                    --         10.48       36,272       --           --         --
 Global Life Sciences
  Portfolio -- Service
  Shares                       --           --           --        --           --         --
 Global Technology
  Portfolio -- Service
  Shares                       --           --           --        --           --         --
 Growth Portfolio            10.48        13.41    1,875,640     10.30        10.44    159,068
 International Growth
  Portfolio                    --           --           --        --           --         --
 Worldwide Growth
  Portfolio                  11.91        14.91    1,227,070     11.63        11.87    117,700
Oppenheimer Variable
Account Funds
 Oppenheimer Aggressive
  Growth Fund/VA             21.25        27.31      582,579     19.39        20.90     68,052
 Oppenheimer Bond
  Fund/VA                    16.17        18.35      275,480     16.08        15.90     11,655
 Oppenheimer Growth
  Fund/VA                    17.97        23.81      423,764     16.88        17.67     12,276
 Oppenheimer High Income
  Fund/VA                    20.83        24.31      561,144     20.99        20.49     77,818
 Oppenheimer Multiple
  Strategies Fund/VA         17.66        19.60      256,681     16.27        16.38     26,302
PBHG Insurance Series
Fund, Inc.
 PBHG Growth II
  Portfolio                    --           --           --        --           --         --
 PBHG Large Cap Growth
  Portfolio                    --           --           --        --           --         --
Salomon Brothers
Variable Series Funds
Inc
 Investors Fund                --           --           --        --           --         --
 Strategic Bond Fund           --           --           --        --           --         --
 Total Return Fund             --           --           --        --           --         --
-----------------------------------------------------------------------------------------------

Investment Results

At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature and advertisements. We will calculate the results on a total return basis for various periods. Total returns assume an initial investment of $1,000 and include the reinvestment of dividends and capital gains of the portfolios, the portfolios' charges and expenses (including any 12b-1 fees or Service Share fees), and charges associated with the contract (including the mortality and expense risk charge, the administrative expense charge, the contract maintenance charge, surrender charges and the maximum charge for the Guaranteed Minimum Death Benefit rider and Optional Death Benefit rider). Premium taxes are not reflected in any of the calculations, but may apply. See "Appendix B" and the Statement of Additional Information for further information.

Financial Statements

The consolidated financial statements for the Company and its subsidiary and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

The Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity contacts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. Before January 1, 1999, our name was The Life Insurance Company of Virginia.

Capital Brokerage Corporation serves as principal underwriter for the Contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. GNA Corporation, Capital Brokerage Corporation, GE Financial Assurance Holdings, Inc. and GE Investments Funds, Inc. are affiliates of the Company.

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account


We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

There are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding portfolio of the Funds described below.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or Contracts of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each portfolio of a Fund offered in this contract. You decide the Subaccounts to which you allocate net premium payments. You may change your allocation without penalty or charges. Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing a Subaccount to allocate your net premium payments and assets, carefully read the prospectus for each portfolio, along with this prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet their objectives. We do not guarantee minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the portfolios.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

You may invest in up to 10 Subaccounts of the portfolios listed below plus the Guarantee Account at any one time.

                                                                 Adviser
                                                           (and Sub-Adviser(s),
Portfolio                       Investment Objective          as applicable)
-------------------------------------------------------------------------------
THE ALGER AMERICAN FUND

Alger American            Seeks long-term capital          Fred Alger
Growth Portfolio          appreciation by focusing on      Management, Inc.
                          growing companies that generally
                          have broad product lines,
                          markets, financial resources and
                          depth of management. Under
                          normal circumstances, the
                          portfolio invests primarily in
                          the equity securities of large
                          companies. The portfolio
                          considers a large company to
                          have a market capitalization of
                          $1 billion or greater.
-------------------------------------------------------------------------------
Alger American Small      Seeks long-term capital          Fred Alger
Capitalization Portfolio  appreciation by focusing on      Management, Inc.
                          small, fast-growing companies
                          that offer innovative products,
                          services or technologies to a
                          rapidly expanding marketplace.
                          Under normal circumstances, the
                          portfolio invests primarily in
                          the equity securities of small
                          capitalization companies. A
                          small capitalization company is
                          one that has a market
                          capitalization within the range
                          of the Russell 2000 Growth Index
                          or the S&P(R) Small Cap 600
                          Index.
-------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES

Federated American        Seeks long-term growth of        Federated Investment
Leaders Fund II           capital with a secondary         Management Company
                          objective of providing income.
                          Seeks to achieve its objective
                          by investing, under normal
                          circumstances, at least 65%
                          of its total assets in common
                          stock of "blue chip" companies.
-------------------------------------------------------------------------------
Federated High Income     Seeks high current income. Seeks Federated Investment
Bond Fund II              to achieve its objective by      Management Company
                          investing primarily in a
                          diversified portfolio of
                          professionally managed fixed-
                          income securities. The fixed-
                          income securities in which the
                          portfolio intends to invest are
                          lower-rated corporate debt
                          obligations, commonly referred
                          to as "junk bonds." The risks of
                          these securities and their high
                          yield potential are described in
                          the prospectus for the Federated
                          Insurance Series, which should
                          be read carefully before
                          investing.
-------------------------------------------------------------------------------

                                                             Adviser (and Sub-
                                                                Adviser(s),
Portfolio                        Investment Objective          as applicable)
--------------------------------------------------------------------------------
Federated Utility Fund II  Seeks high current income and    Federated Investment
                           moderate                         Management Company
                           capital appreciation by
                           investing primarily
                           in equity securities of utility
                           companies.
--------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND ("VIP")

VIP Equity-Income          Seeks reasonable income and will Fidelity Management
 Portfolio                 consider the potential for       & Research Company;
                           capital appreciation. The        (subadvised by FMR
                           portfolio also seeks a yield,    Co., Inc.)
                           which exceeds the composite
                           yield on the securities
                           comprising the S&P 500 by
                           investing primarily in income-
                           producing equity securities and
                           by investing in domestic and
                           foreign issuers.
--------------------------------------------------------------------------------
VIP Growth Portfolio       Seeks capital appreciation by    Fidelity Management
                           investing primarily in common    & Research Company;
                           stocks of companies believed to  (subadvised by FMR
                           have above-average growth        Co., Inc.)
                           potential.
--------------------------------------------------------------------------------
VIP Overseas Portfolio     Seeks long-term growth of        Fidelity Management
                           capital by investing at least    & Research Company;
                           80% of total assets in foreign   (subadvised by FMR
                           securities, primarily in common  Co., Inc.)
                           stocks.
--------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II ("VIP II")

VIP II Asset ManagerSM     Seeks high total return with     Fidelity Management
Portfolio                  reduced risk over the long-term  & Research Company
                           by allocating assets among       (subadvised by
                           stocks, bonds and short-term and Fidelity Management
                           money market instruments.        & Research (U.K.)
                                                            Inc., Fidelity
                                                            Management &
                                                            Research (Far East)
                                                            Inc., Fidelity
                                                            Investments Japan
                                                            Limited and Fidelity
                                                            Investments Money
                                                            Management, Inc; FMR
                                                            Co., Inc.)
--------------------------------------------------------------------------------
VIP II Contrafund(R)       Seeks long-term capital          Fidelity Management
Portfolio                  appreciation by investing mainly & Research Company
                           in common stocks and in          (subadvised by
                           securities of companies whose    Fidelity Management
                           value is believed to have not    & Research (U.K.)
                           been fully recognized by the     Inc., Fidelity
                           public. This portfolio invests   Management &
                           in domestic and foreign issuers. Research (Far East)
                           This portfolio also invests in   Inc. and Fidelity
                           "growth" stocks, "value" stocks, Investments Japan
                           or both.                         Limited; FMR Co.,
                                                            Inc.)
--------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III ("VIP III")

VIP III Growth & Income    Seeks high total return through  Fidelity Management
Portfolio                  a combination of current income  & Research Company
                           and capital appreciation by      (subadvised by
                           investing a majority of assets   Fidelity Management
                           in common stocks with a focus on & Research (U.K.)
                           those that pay current dividends Inc., Fidelity
                           and show potential for capital   Management &
                           appreciation.                    Research (Far East)
                                                            Inc. and Fidelity
                                                            Investments Japan
                                                            Limited; FMR Co.,
                                                            Inc.)
--------------------------------------------------------------------------------

                                                              Adviser (and Sub-
                                                                 Adviser(s),
Portfolio                         Investment Objective          as applicable)
--------------------------------------------------------------------------------
VIP III Growth              Seeks to provide capital growth  Fidelity Management
Opportunities Portfolio     by investing primarily in common & Research Company
                            stock and other types of         (subadvised by
                            securities, including bonds,     Fidelity Management
                            which may be lower-quality debt  & Research (U.K.)
                            securities.                      Inc., Fidelity
                                                             Management &
                                                             Research (Far East)
                                                             Inc. and Fidelity
                                                             Investments Japan
                                                             Limited; FMR Co.,
                                                             Inc.)
--------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.

Global Income Fund          Seeks to provide high return,    GE Asset Management
                            emphasizing current income and,  Incorporated
                            to a lesser extent, capital
                            appreciation. The portfolio
                            seeks to achieve this objective
                            by investing primarily in
                            foreign and domestic income-
                            bearing debt securities. The
                            Global Income Fund is non-
                            diversified/1/ as defined by the
                            Investment Company Act of 1940.
--------------------------------------------------------------------------------
Income Fund                 Seeks to provide maximum income  GE Asset Management
                            consistent with prudent          Incorporated
                            investment management and
                            preservation of capital by
                            investing primarily in a variety
                            of investment-grade debt
                            securities, such as mortgage-
                            backed securities, corporate
                            bonds, U.S. Government
                            securities and money market
                            instruments.
--------------------------------------------------------------------------------
International Equity Fund   Seeks to provide long-term       GE Asset Management
                            growth of capital by investing   Incorporated
                            primarily in foreign equity and
                            equity-related securities which
                            the adviser believes have long-
                            term potential for capital
                            growth.
--------------------------------------------------------------------------------
Mid-Cap Value Equity Fund   Seeks to provide long-term       GE Asset Management
                            growth of capital and future     Incorporated
                            income by investing primarily in
                            equity securities of mid-cap
                            companies that the investment
                            adviser believes are undervalued
                            by the market and have above-
                            average growth potential.
--------------------------------------------------------------------------------
Money Market Fund           Seeks to provide a high level of GE Asset Management
                            current income consistent with   Incorporated
                            the preservation of capital and
                            maintenance of liquidity by
                            investing in various types of
                            U.S. dollar denominated short-
                            term money market instruments.
--------------------------------------------------------------------------------
Premier Growth Equity Fund  Seeks to provide long-term       GE Asset Management
                            growth of capital and future     Incorporated
                            income rather than current
                            income by investing primarily in
                            a limited number of equity
                            securities of large and medium-
                            sized companies that have above-
                            average growth histories and/or
                            growth potential.
--------------------------------------------------------------------------------

 /1/ A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                            Adviser (and Sub-
                                                               Adviser(s),
Portfolio                       Investment Objective          as applicable)
------------------------------------------------------------------------------
Real Estate Securities    Seeks to provide maximum total   GE Asset Management
Fund                      return through current income    Incorporated
                          and capital appreciation by      (subadvised by
                          investing primarily in equity    Seneca Capital
                          and debt securities of U.S.      Management, L.L.C.)
                          issuers that are principally
                          engaged in or related to the
                          real estate industry including
                          those that own significant real
                          estate assets. This portfolio
                          does not invest directly in real
                          estate.
------------------------------------------------------------------------------
S&P 500(R) Index Fund/2/  Seeks to provide growth of       GE Asset Management
                          capital and accumulation of      Incorporated
                          income that corresponds to the   (subadvised
                          investment return of the         by SSgA Funds
                          Standard & Poor's 500 Composite  Management, Inc.)
                          Stock Price Index through
                          investment in common stocks
                          comprising that Index.
------------------------------------------------------------------------------
Total Return Fund         Seeks to provide the highest     GE Asset Management
                          total return, composed of        Incorporated
                          current income and capital
                          appreciation, as is consistent
                          with prudent investment risk by
                          following an asset allocation
                          strategy that provides
                          diversification across a range
                          of asset classes and
                          contemplates shifts among them
                          from time to time.
------------------------------------------------------------------------------
U.S. Equity Fund          Seeks to provide long-term       GE Asset Management
                          growth of capital through        Incorporated
                          investments primarily in equity
                          securities of U. S. companies.
------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST

Growth and Income Fund    Seeks long-term growth of        Goldman Sachs Asset
                          capital and growth of income.    Management
                          The portfolio invests, under
                          normal circumstances, at least
                          65% of its total assets (not
                          including securities lending
                          collateral and any investment of
                          that collateral) measured at
                          time of purchase in equity
                          investments that are considered
                          by the Investment Adviser to
                          have favorable prospects for
                          capital appreciation and/or
                          dividend-paying ability.
------------------------------------------------------------------------------
Mid Cap Value Fund        Seeks long-term capital          Goldman Sachs Asset
                          appreciation. The portfolio      Management
                          invests, under normal
                          circumstances, at least 80% of
                          its net assets plus any
                          borrowing for investment
                          purposes (measured at time of
                          purchase) in a diversified
                          portfolio of equity investments
                          in mid-capitalization issuers
                          within the range of the market
                          capitalization of companies
                          constituting the Russell Midcap
                          Value Index at the time of
                          investment.
------------------------------------------------------------------------------

 /2/ "Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-
     Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                                                                 Adviser (and Sub-
                                                                    Adviser(s),
Portfolio                            Investment Objective          as applicable)
----------------------------------------------------------------------------------
JANUS ASPEN SERIES

Aggressive Growth Portfolio     A non-diversified/1/ portfolio  Janus Capital
                                that seeks long-term growth of  Management LLC
                                capital.
----------------------------------------------------------------------------------
Balanced Portfolio              Seeks long-term capital growth, Janus Capital
                                consistent with preservation of Management LLC
                                capital and balanced by current
                                income.
----------------------------------------------------------------------------------
Capital Appreciation Portfolio  A non-diversified/1/ portfolio  Janus Capital that seeks long-term growth of  Management LLC
                                capital.
----------------------------------------------------------------------------------
Flexible Income Portfolio       Seeks to obtain maximum total   Janus Capital
                                return, consistent with         Management LLC
                                preservation of capital.
----------------------------------------------------------------------------------
Global Life Sciences Portfolio  A non-diversified/1/ portfolio  Janus Capital
-- Service Shares               that seeks long-term growth of  Management LLC
                                capital.
----------------------------------------------------------------------------------
Global Technology Portfolio --  A non-diversified/1/ portfolio  Janus Capital
Service Shares                  that seeks long-term growth of  Management LLC
                                capital.
----------------------------------------------------------------------------------
Growth Portfolio                Seeks long-term growth of       Janus Capital
                                capital in a manner consistent  Management LLC
                                with the preservation of
                                capital.
----------------------------------------------------------------------------------
International Growth Portfolio  Seeks long-term growth of       Janus Capital
                                capital.                        Management LLC
----------------------------------------------------------------------------------
Worldwide Growth Portfolio      Seeks long-term growth of       Janus Capital
                                capital in a manner consistent  Management LLC
                                with the preservation of
                                capital.
----------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Aggressive          Seeks to achieve capital        OppenheimerFunds,
Growth Fund/VA                  appreciation by investing       Inc.
                                mainly in the common stocks of
                                companies in the United States
                                believed by the portfolios
                                investment manager,
                                OppenheimerFunds Inc., to have
                                significant growth potential.
----------------------------------------------------------------------------------
Oppenheimer Bond Fund/VA        Seeks high level of current     OppenheimerFunds,
                                income and capital appreciation Inc.
                                when consistent with its
                                primary objective of high
                                income. Under normal conditions
                                this portfolio will invest at
                                least 65% of its total assets
                                in investment grade securities.
----------------------------------------------------------------------------------
Oppenheimer Capital             Seeks capital appreciation from OppenheimerFunds,
Appreciation Fund/VA            investments in securities of    Inc.
                                well-known and established
                                companies.
----------------------------------------------------------------------------------
Oppenheimer High Income         Seeks high current income from  OppenheimerFunds,
Fund/VA                         investments in high yield fixed Inc.
                                income securities, including
                                unrated securities or high-risk
                                securities in lower rating
                                categories. These securities
                                may be considered speculative.
                                This portfolio may have
                                substantial holdings of lower-
                                rated debt securities or "junk
                                bonds." The risks of investing
                                in junk bonds are described in
                                the prospectus for the
                                Oppenheimer Variable Account
                                Funds, which should be read
                                carefully before investing.
----------------------------------------------------------------------------------

 /1/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

Salomon Brothers Variable Series Funds Inc

                                                               Adviser (and
                                                            Sub-Adviser(s), as
Portfolio                       Investment Objective           applicable)
-------------------------------------------------------------------------------
Oppenheimer Multiple      Seeks total investment return    OppenheimerFunds,
Strategies Fund/VA        (which includes current income   Inc.
                          and capital appreciation in the
                          values of its shares) from
                          investments in common stocks and
                          other equity securities, bonds
                          and other debt securities, and
                          money market securities.
-------------------------------------------------------------------------------
PBHG INSURANCE SERIES FUND, INC.

PBHG Growth II Portfolio  Seeks to achieve capital         Pilgrim Baxter &
                          appreciation by investing at     Associates, Ltd.
                          least 65% of its total assets in
                          the growth securities (primarily
                          common stocks) of small and
                          medium sized companies (market
                          capitalization or annual
                          revenues generally between $500
                          million and $10 billion) that,
                          in the adviser's opinion, have
                          an outlook for strong earnings
                          growth and capital appreciation
                          potential.
-------------------------------------------------------------------------------
PBHG Large Cap Growth     Portfolio seeks long term growth Pilgrim Baxter &
Portfolio                 of capital obtained by investing Associates, Ltd.
                          at least 65%
                          of its total assets in growth
                          securities (primarily common
                          stocks) of large capitalization
                          companies (generally have market
                          capitalization over $1 billion)
                          that,
                          in the adviser's opinion, have
                          an outlook for strong earnings
                          growth and capital appreciation
                          potential.
-------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC

Investors Fund            Seeks long-term growth of        Salomon Brothers
                          capital with current income as a Asset Management Inc
                          secondary objective, primarily
                          through investments in common
                          stocks of well-known companies.
-------------------------------------------------------------------------------
Strategic Bond Fund       Seeks high level of current      Salomon Brothers
                          income with capital appreciation Asset Management Inc
                          as a secondary objective,
                          through investing at least 80%
                          of its assets in a globally
                          diverse portfolio of fixed-
                          income investments, including
                          lower-rated fixed income
                          securities commonly known as
                          junk bonds.
-------------------------------------------------------------------------------
Total Return Fund         Seeks to obtain above-average    Salomon Brothers
                          income by                        Asset Management Inc
                          primarily investing in a broad
                          variety of
                          securities, including stocks,
                          fixed-income
                          securities and short-term
                          obligations.
-------------------------------------------------------------------------------

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay death benefits and surrender or partial surrender proceeds, to make income payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values.

Shares of the portfolios are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the portfolios for additional information.

We have entered into agreements with either the investment adviser or distributor of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the Contracts, may receive 12b-1 fees deducted from certain portfolio assets for providing distribution and shareholder support services to some of the portfolios. Because the 12b-1 fees are paid out of a portfolio's assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.

CHANGES TO THE SEPARATE ACCOUNT AND THE SUBACCOUNTS

We reserve the right, within the law, to make additions, deletions and substitutions for the Funds and/or any portfolios within the Funds in which the Separate Account participates. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a portfolio should no longer be available, or if investment in any portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the contract. The new portfolios may have higher fees and charges than the ones they replaced. No substitution of the shares attributable to your contract may take place without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required, manage the Separate Account under the direction of a committee, or combine the Separate Account with other separate accounts of the Company. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Guarantee Account

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

You may allocate some or all of your net premium payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision.

Each time you allocate net premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new one-year interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account, or any portion thereof. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your Contract.

We will notify you in writing at least 10 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers Before the Maturity Date" provision for more information. During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right, at any time, to offer interest rate guarantee periods that differ from those available when we issued the contract and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a dollar-cost averaging program than would otherwise be credited if not participating in a dollar-cost averaging program. See the "Dollar-Cost Averaging" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

Charges and Other Deductions

We will sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits through fees and charges imposed under the contracts. See the "Distribution of the Contracts" provision for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering annuity payouts;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more Owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge on partial and full surrenders of premium payments. You pay this charge to compensate us for the losses we experience on contract distribution costs when Owners surrender or partially surrender. If your contract form is P1143 4/94, your surrender charge provisions may vary from those discussed below. Please see "Appendix A."

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you surrender premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are no assets or not enough assets in the Subaccounts, we will deduct the charge proportionally from all assets in the Guarantee Account. The surrender charge is as follows:


                                                           Surrender Charge
          Number of Full and                              as a Percentage of
       Partially Completed Years                          the Surrendered or
         Since We Received the                           Partially Surrendered
            Premium Payment                                 Premium Payment
       _____________________________________________________________________
                   1                                               6%
                   2                                               6%
                   3                                               6%
                   4                                               6%
                   5                                               4%
                   6                                               2%
               7 or more                                           0%
       _____________________________________________________________________

We do not assess the surrender charge on surrenders:

  .  of amounts representing gain (as defined below);

  .  of free withdrawal amounts (as defined below);

  . taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5;

  .  if a waiver of surrender charge provision applies; or

  .  taken upon the death of the Annuitant.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

  (a) is the Contract Value on the Valuation Day we receive your surrender request;

  (b)  is the total of any partial surrenders previously taken;

  (c)  is the total of premium payments made; and

  (d)  is the total of any gain previously surrendered.

In addition to any gain, you may withdraw an amount equal to 10% of your total premium payments each contract year without a surrender charge (the "free withdrawal amount"). The free withdrawal amount is not cumulative from contract year to contract year. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid.

Further, we will waive the surrender charge if you annuitize under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the contract was issued). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. The terms and conditions of the waivers are set forth in your contract.

DEDUCTIONS FROM ACCOUNT 4

We deduct from the Separate Account an amount, computed daily, at an effective annual rate of 1.40% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.25%. These deductions from the Separate Account are reflected in your Contract Value.

OTHER CHARGES

Contract Maintenance Charge


We will deduct an annual charge of $25 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contracts. We will deduct the charge on each contract anniversary and at the time you fully surrender your contract. We will waive this charge if your Contract Value at the time of the deduction is more than $75,000.

We will allocate the annual contract maintenance charge among the Subaccounts in the same proportion that your assets in each Subaccount bears to your total assets in all Subaccounts at the time we make the charge. If there are insufficient assets allocated to the Subaccounts, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account. Other allocation methods may be available upon request.

Charges for Optional Death Benefits

We charge you for expenses related to the Optional Guaranteed Minimum Death Benefit and/or the Optional Death Benefit. We deduct these charges against the Contract Value at each contract anniversary after the first and at full surrender to compensate us for the increased risks and expenses associated with providing the enhanced death benefit(s). We will allocate the annual optional death benefit charges among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in all Subaccounts at the time we make the charge. If the Guarantee Account is available under the contract and the assets in the Subaccount are not sufficient to cover the charge for the optional death benefits, we will deduct the charge first from the assets in the Separate Account, if any, and then from the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At full surrender, we will charge you a pro-rata portion of the annual charge. For the optional Guaranteed Minimum Death Benefit, we guarantee that this charge will never exceed an annual rate of 0.35% of the prior contract year's average Guaranteed Minimum Death Benefit (we currently charge 0.25%). For the Optional Death Benefit, we guarantee that this charge will never exceed an annual rate of 0.25% of your Contract Value at the time of the deduction. The rate(s) that apply to your contract will be fixed at the time your contract is issued.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from premium payments or your Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include partial and total surrenders, income payments and death benefit payments.)

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges And Deductions

Each portfolio incurs certain fees and expenses. To pay for these charges, the portfolio makes deductions from its assets. The deductions are described more fully in each portfolio's prospectus.

In addition, we reserve the right to impose a transfer charge of up to $10 per transfer for each transfer after the first in a calendar month. This charge is at cost with no profit to us.

ADDITIONAL INFORMATION

We may reduce or eliminate the administrative expense and surrender charges described previously for any particular contract. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with:

  (1) the use of mass enrollment procedures;

  (2) the performance of administrative or sales functions by the employer;

  (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees; or

  (4) any other circumstances which reduce distribution or administrative expenses.

We will state the exact amount of administrative expense and surrender charges applicable to a particular contract in that contract.

We may also reduce charges and/or deductions for sales of the contracts to registered representatives who sell the contracts to the extent we realize savings of distribution and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Contract

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in your contract. There may be differences in your contract (such as differences in fees, charges and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

The discussion about the contract in this prospectus relates to contracts that use contract form P1150 10/98. If your contract form is P1143 4/94, your death benefit and surrender charge may vary from the descriptions found in the following provision. Please see "Appendix A" for a description of the features in your contract.

PURCHASE OF THE POLICY

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Distribution of the Contracts" provision for more information.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your premium payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial premium payment within two business days. We will apply any additional premium payments you make on the Valuation Day we receive them.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant cannot be older than age 85, unless we approve a different age.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this contract through a qualified plan, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax advisor for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the Contract through a Tax-Free "Section 1035" Exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for
Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP

As Owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. According to Virginia law, the assets of the Separate Account are held for the exclusive benefit of all Owners and their designated beneficiaries. Qualified Contracts may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us.

Two persons may apply for a contract as Joint Owners. Joint Owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint Owners also have the right of survivorship. This means if a Joint Owner dies, his or her interest in the contract passes to the surviving Owner. You must have our approval to add a Joint Owner after we issue the contract. We may require additional information if Joint Ownership is requested after the contract is issued.

Before the Maturity Date, you may change:

  . your Maturity Date to any date at least ten years after your last premium payment (however, the Maturity Date cannot be a date later than the contract anniversary on which the Annuitant reaches age 90, unless we approve a later date);

  .  your optional payment plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account; and

  . the Owner, Joint Owner, primary beneficiary, contingent beneficiary, and Contingent Annuitant upon written notice to the Home Office, if you reserved this right, and the Annuitant is living. If you change a beneficiary, your plan selection will no longer be in effect unless you request otherwise.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

During the Annuitant's life, you can change any non-natural Owner to another non-natural Owner.

ASSIGNMENT

An Owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. An assignment must occur before the Maturity Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

PREMIUM PAYMENTS

You may make premium payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made at any time prior to the Maturity Date, the surrender of the contract, or the death of the Owner (or Joint Owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial premium payment is $5,000 (or $2,000 if your contract is an IRA contract). We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $500 for Non-Qualified Contracts ($200 in the case of certain bank drafts), $50 for IRA Contracts and $100 for other Qualified Contracts.

VALUATION DAY

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open except for days on which a portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PREMIUM PAYMENTS

We place net premium payments into the Subaccounts, each of which invests in shares of a corresponding portfolio, and/or the Guarantee Account, according to your instructions. You may allocate premium payments to up to 10 Subaccounts plus the Guarantee Account at any one time. The percentage of any premium payment which you can put into any one Subaccount or guarantee period must be a whole percentage and not less than $100.

Upon allocation to the appropriate Subaccounts, we convert net premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which our Home Office receives the premium payment. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the portfolio's investments perform, but also upon the charges of the Separate Account and the fees and expenses of the portfolios.

Partial surrenders, total surrenders and/or payment of a death benefit all result in the cancellation of an appropriate number of Accumulation Units.

VALUATION OF ACCUMULATION UNITS

The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10.00. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution. Also, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the portfolios because of the deduction of the Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Transfers

TRANSFERS BEFORE THE MATURITY DATE

You may transfer all or a portion of your allocations between and among the Subaccounts and the Guarantee Account on any Valuation Day prior to the Maturity Date, subject to certain conditions. However, you may not transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccount and/or the Guarantee Account. We may postpone transfers to, from, or among the Subaccounts under certain circumstances. See the "Requesting Payments" provision.

We may also limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any particular allocation from the Guarantee Account to a Subaccount, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in the dollar-cost averaging program (see the "Dollar-Cost Averaging" provision), you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation.

Further, we may restrict certain transfers from a Subaccount to the Guarantee Account. We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Currently, there is no other limit on the number of transfers between and among the Subaccounts and the Guarantee Account; however, we reserve the right to limit the number of transfers each calendar year to 12. Currently, all transfers under the contract are free. However, we reserve the right to assess a charge of up to $10 per transfer for each transfer after the first transfer in a calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount or guarantee period if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your transfer request. We may not honor your transfer request:

  (1) if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the portfolio in which the Subaccount invests;

  (2) if the transfer is a result of more than one trade involving the same Subaccount within a 30 day period; or

  (3) if the transfer would adversely affect Accumulation Unit values.

We also may not honor transfers made by third parties. See the "Transfers by Third Parties" provision.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

TELEPHONE/INTERNET TRANSACTIONS

You may make certain requests under your contract by calling or electronically contacting us, provided we receive written authorization from you at the Home Office to execute such transactions prior to your request. Transactions that can be conducted over the telephone and internet include but are not necessarily limited to:

  (1)  requests for transfers; and

  (2)  changes in premium allocations;

  (3)  dollar-cost averaging requests; and

  (4)  portfolio rebalancing requests.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

  . requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone/internet instructions;

  . confirming the telephone/internet transaction in writing to you or a third party you authorized; and/or

  . tape recording telephone instructions or retaining a record of your electronic request.

We will not be liable for following instructions that we reasonably determine to be genuine. We reserve the right to limit or prohibit telephone and internet transactions.

To request a telephone transaction, please call us at 1-800-352-9910. To request an electronic transaction, please access our Universal Resource Locator ("URL") at http://www.GEFinancialService.com.

SPECIAL NOTE ON INTERNET RELIABILITY

Please note that the internet or our telephone system may not always be available. Any computer or telephone system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY THIRD PARTIES
As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many Owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the portfolios underlying the contract, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the portfolios, and the management of the Funds share this position. Therefore, we may limit or disallow transfers made by a third party as described in your contract.

DOLLAR-COST AVERAGING

Dollar-cost averaging permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund ("Money Market Subaccount"), and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.

You may participate in the dollar-cost averaging program by:

  (1)  electing the dollar-cost averaging program on your application; or

  (2)  by contacting an authorized sales representative; or

  (3)  by contacting our Annuity Customer Service Line at 1-800-352-9910.

You must complete the dollar-cost averaging agreement prior to participating in the program. To use this program, you must transfer at least $100 from the Money Market Subaccount and/or interest rate guarantee period with each transfer.

The dollar-cost averaging program will begin 30 days after we receive your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the dollar-cost averaging program:

  . on the Valuation Day we receive your written or telephone (assuming we have your telephone authorization form on file) request to discontinue the program; or

  . when the assets of the Money Market Subaccount and/or interest rate guarantee period from which transfers are being made are depleted.

If you dollar-cost average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for dollar-cost averaging to a new guarantee period upon termination of the dollar-cost averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the dollar-cost averaging program. We refer to this higher rate of interest as "enhanced dollar-cost averaging." The dollar-cost averaging program and/or the enhanced dollar-cost averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts.

There is no additional charge for dollar-cost averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers we may allow in a calendar year.

We may, from time to time, offer various dollar-cost averaging programs, including 3, 6, and 12-month dollar-cost averaging programs. We reserve the right to discontinue offering such programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous dollar-cost averaging and systematic withdrawals.

Owners considering participating in a dollar-cost averaging program should call 1-800-352-9910 or an authorized sales representative to verify the availability of dollar-cost averaging.

PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual or annual basis) your assets among the Subaccounts to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, portfolio rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer as a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering or to modify the portfolio rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from the portfolio rebalancing program. Portfolio rebalancing does not guarantee a profit or protect against a loss.

Surrenders and Partial Surrenders

SURRENDERS AND PARTIAL SURRENDERS

We will allow the surrender of the your contract or a partial surrender of a portion of the Contract Value at any time before the Maturity Date upon your written request subject to the conditions discussed below.

We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to qualified retirement plans.

The amount payable on full surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

  (1) the Contract Value (after deduction of any contract maintenance charge and any optional death benefit charges, if applicable) on the Valuation Day we receive a request for surrender; less

  (2) any applicable surrender charge; and less

  (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.

If you are taking a partial surrender, you may indicate, in writing at the time of your request from which Subaccount(s) or interest rate guarantee periods in the Guarantee Account we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts on a pro-rata basis, in proportion to the assets allocated to the Separate Account. We then will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

Please remember that a partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced your Contract Value. See "The Death Benefit" provision in this prospectus.

Surrenders and partial surrenders may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% Federal penalty tax. See the "Federal Tax Matters" provision in this prospectus.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the Texas ORP only upon:

  (1) termination of employment in the Texas public institutions of higher education;

  (2)  retirement;

  (3)  death; or

  (4)  the participant's attainment of age 70 1/2.

If your contract is issued to a Texas ORP, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC WITHDRAWALS

The systematic withdrawal program allows you to take systematic withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date the contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must complete our systematic withdrawal form. You can obtain the form from an authorized sales representative or our Home Office.

Your systematic withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. We will deduct the systematic withdrawal amounts first from any gain in the contract and then from premiums paid. You may provide specific instructions to which Subaccounts and/or interest rate guarantee periods from which we are to take the systematic withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by first taking on a pro-rata basis Accumulation Units from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

After your systematic withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  (1)  you may request only one such change in a calendar quarter; and

  (2) if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of systematic withdrawals, then you may increase the remaining payments up to the maximum amount.

A systematic withdrawal program will terminate automatically when a systematic withdrawal would cause the remaining Contract Value to be less than $1,000. If a systematic withdrawal would cause the Contract Value to be less than $1,000, then we will not process that systematic withdrawal transaction. If any of your systematic withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue systematic withdrawals at any time by notifying us in writing at our Home Office or by the telephone number listed on page 1 of this prospectus. You may request that we pay any remaining payments in a lump sum. Different limits and other restrictions may apply for contracts issued to qualified retirement plans. See the "Requesting Payments" provision.

Each systematic withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% Federal penalty tax on systematic withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and withdrawals under a systematic withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free under the free withdrawal privilege. See the "Surrender Charge" provision.

Your systematic withdrawal amount may be affected if you take any additional partial surrenders.

We reserve the right to prohibit participation in systematic withdrawals and dollar-cost averaging programs at the same time. We also reserve the right to discontinue and/or modify the systematic withdrawal program upon 30 days written notice to Owners.

The Death Benefit

DEATH BENEFIT AT DEATH OF ANNUITANT BEFORE MATURITY DATE

If the Annuitant dies before income payments begin, regardless of whether the Annuitant is also an Owner or Joint Owner, the amount of proceeds available is the death benefit. Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the death benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere. If your contract form is P1143 4/94, please see Appendix A for a description of certain provisions of your death benefit.

The death benefit equals the sum of (a) and (b) where:

  (a)  is the Contract Value as of the date we receive due proof of death; and

  (b) is the excess, if any, of the unadjusted death benefit (as defined below) as of the date of the Annuitant's death over the Contract Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution.

The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted death benefit varies based on the Annuitant's age at the time we issued the contract and on the number of contract years elapsed since you purchased the contract.

The death benefit varies based on:

  (1) the Annuitant's age on the date the contract was issued;

  (2) the Annuitant's age on the date of his or her death;

  (3) the number of contract years that elapse from the date the contract is issued; and

  (4) whether any premium taxes are due at the time the death benefit is paid.

BASIC DEATH BENEFIT

If any Annuitant dies before their sixth contract anniversary, the unadjusted death benefit will be equal to the greater of:

  (1) premium payments made, less any partial surrenders (including any surrender charges); and

  (2)  the Contract Value as of the date of the Annuitant's death.

If any Annuitant is age 80 or younger on the date the contract is issued and he or she dies after the sixth contract anniversary, the unadjusted death benefit will be the greatest of:

  (1)  the greater sum of (a) and (b), where:

    (a)  the Contract Value as of the end of any six-year period; and

    (b)  is any premium payments made after that six-year period.

  The sum of (a) and (b) is reduced for an adjustment due to any partial surrenders taken since the applicable six-year period; and

  (2)  The Contract Value as of the date of the Annuitant's death.

If any Annuitant is age 81 or older on the date the contract is issued and he or she dies after the sixth contract anniversary, the unadjusted death benefit will be the greater of:

    (1) premium payments made, less any partial surrenders taken (including any surrender charges); and

    (2)  the Contract Value as of the date of the Annuitant's death.

The first six-year period begins on the date the contract is issued and ends on the sixth contract anniversary. The second six-year period begins on the first Valuation Day after the sixth contract anniversary and ends on the twelfth contract anniversary and so on.

We will adjust the death benefit for partial surrenders in the same proportion as the percentage that the partial surrender (including surrender charges) reduces your Contract Value. Premium tax may be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

Example:

The purpose of the following example is to show how the basic death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Assuming an Owner:

    (1)  purchases a contract for $100,000;

    (2)  makes no additional purchase payments and no withdrawals;

    (3)  is not subject to premium taxes; and

    (4)  the Annuitant's age is 70 on the date the contract is issued; then

       Annuitant's            End of                   Contract                    Unadjusted
           Age                 Year                     Value                     Death Benefit
       ----------------------------------------------------------------------------------------
           71                    1                     $110,000                     $110,000
           72                    2                     $ 90,000                     $100,000
           73                    3                     $ 80,000                     $100,000
           74                    4                     $120,000                     $120,000
           75                    5                     $130,000                     $130,000
           76                    6                     $150,000                     $150,000
           77                    7                     $160,000                     $160,000
           78                    8                     $130,000                     $150,000
           79                    9                     $ 90,000                     $150,000
           80                   10                     $170,000                     $170,000
           81                   11                     $140,000                     $150,000
           82                   12                     $135,000                     $150,000
           83                   13                     $120,000                     $150,000
       ----------------------------------------------------------------------------------------

Partial surrenders will reduce the unadjusted death benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced the Contract Value. For example:

                         Premium                     Contract                      Unadjusted
       Date              Payment                      Value                       Death Benefit
      -----------------------------------------------------------------------------------------
      3/31/00            $10,000                     $10,000                         $10,000
      3/31/08                                         20,000                          20,000
      3/31/09                                         14,000                          20,000
      ------------------------------------------------------------------------------------

If a partial surrender of $7,000 is made on March 31, 2009, the unadjusted death benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial surrender ($14,000 to $7,000). This is true only if the unadjusted death benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that the Annuitant is younger than age 80 at the time of issue, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT

The Optional Guaranteed Minimum Death Benefit is available to contracts with Annuitants age 75 or younger at the time the contract is issued. If the Owner elects the Guaranteed Minimum Death Benefit at the time of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greater of:

  (1)  the basic death benefit; and

  (2)  the Guaranteed Minimum Death Benefit.

The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the "Six Percent EstateProtectorSM."

If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death Benefit will be equal to the premium payments received.

If the Annuitant dies after the first Valuation Day, then at the end of each Valuation Period until the contract anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

  (a) is the total of all premium payments we receive, multiplied by two, adjusted for any partial surrenders taken prior to or during that Valuation Period; and

  (b) is the Guaranteed Minimum Death Benefit of the preceding Valuation Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an "increase factor") (does not include assets allocated to the Subaccount investing in the available GE Investments Funds, Inc. -- Money Market Fund), plus any additional premium payments we received during the current Valuation Period, adjusted for any partial surrenders taken during the current Valuation period.

We will adjust the Guaranteed Minimum Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges) reduces the Contract Value.

For assets in the Subaccount investing in the GE Investments Funds, Inc. --
 Money Market Fund, the increase factor is equal to the lesser of:

  (1) the net investment factor of the Subaccount for Valuation Period, minus one; and

  (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

  (1) the factor for the Valuation Period equivalent to the credited rate(s) applicable to such allocations; and

  (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

After the Annuitant attains age 80, the increase factor will be zero (0). The Guaranteed Minimum Death Benefit is effective on the Contract Date (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is equal to an annual rate of 0.25% of the prior contract year's average Guaranteed Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of the prior contract year's average Guaranteed Minimum Death Benefit. The rate charged to your contract will be fixed at the time your contract is issued.

The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

OPTIONAL DEATH BENEFIT

The Optional Death Benefit may also be referred to in our marketing materials as the "Annual EstateProtectorSM."

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first anniversary, the unadjusted death benefit will be equal to the greater of:

  (1)  the Contract Value as of the date we receive due proof of death; and

  (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greater of:

  (1)  The greatest sum of (a) and (b), where:

    (a)  is the Contract Value on any contract anniversary; and

    (b)  is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders (including any surrender charges) taken since the applicable contract anniversary.

  (2)  the Contract Value as of the date we receive due proof of death;

If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the greater of:

  (1)  the Contract Value as of the date we receive due proof of death; and

  (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges).

We will adjust the death benefit for partial surrenders (including any surrender charges) in the same proportion as the percentage that the partial surrender (including any surrender charges) reduces your Contract Value. Premium tax may be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

We charge your for this benefit. This charge will not exceed 0.25% of your Contract Value at the time of the deduction.

WHEN WE CALCULATE THE DEATH BENEFIT

We will calculate the basic death benefit, Optional Guaranteed Minimum Death Benefit and Optional Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or the Guarantee Account according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE MATURITY DATE

In certain circumstances, Federal tax law requires that distributions be made under this contract upon the first death of:

  .  an Owner or Joint Owner; or

  . the Annuitant, if the Owner is a non-natural entity (such as a trust or corporation).

The discussion below describes the methods available for distributing the value of the contract upon death.

At the death of any Owner (or Annuitant, if the Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

  (1) Owner or Joint Owners;

  (2) primary beneficiary;

  (3) contingent beneficiary; or

  (4) Owner's estate.

We then will treat the designated beneficiary as the sole Owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

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

Distribution Rules: The distributions required by Federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the surviving spouse of the deceased, the surviving spouse may continue the contract in force with the surviving spouse as the new Owner. The surviving spouse, in this case, may continue the contract. If the deceased was the Annuitant and there was no surviving contingent Annuitant, the surviving spouse will automatically become the new Annuitant. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the surviving spouse. If no beneficiary is named, such payment will be made to the surviving spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccount and/or the Guarantee Account using the premium allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be based on the original Annuitant's age on the date the contract was issued, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the surviving spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the surviving spouse of the deceased person, this contract cannot be continued indefinitely. Instead, upon the death of any Owner (or Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

     (1) receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision);

     (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining; or

     (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value of the contract within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the designated beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum of any Surrender Value still remaining to the person named by the designated beneficiary (see the "Requesting Payments" provision). If no person is so named, we will pay the designated beneficiary's estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                                    Amount of
         Person Who Died            Proceeds Paid
         ------------------------------------------
         Owner or Joint Owner       Surrender Value
         (who is not an Annuitant)
         ------------------------------------------
         Owner or Joint Owner       Death Benefit
         (who is an Annuitant)
         ------------------------------------------
         Annuitant                  Death Benefit

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF OWNER, JOINT OWNER, OR ANNUITANT AFTER INCOME PAYMENTS BEGIN

After income payments begin, if an Owner, Joint Owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision in the contract.

Income Payments

The Maturity Date is the date income payments begin, provided the Annuitant is still living on that date. The Maturity Date may be changed up until the time income payments begin. The Maturity Date cannot be a date later than the contract anniversary on which the Annuitant reaches age 90, unless we approve a later date. To change the Maturity Date, send a written notice to our Home Office before the Maturity Date then in effect. We reserve the right to establish a maximum maturity age. Contracts issued to qualified retirement plans provide for income payments to start at the date and under the option specified by the plan.

We will pay a monthly income benefit to the Owner beginning on the Maturity Date provided the Annuitant is still living. We will pay the monthly income benefit in the form of variable income payments similar to those described in Optional Payment Plan 1 -- Life Income with 10 Years Certain (automatic payment plan), using the gender and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Maturity Date in one lump sum in which case we will cancel the contract (see the "Requesting Payments" provision.)

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than ten years. If the Annuitant dies before the end of ten years, we will discount the remaining payments for the ten year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in one sum.

The contract also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, your income payments, after the first payment, will reflect the investment experience of the Subaccounts to which you have allocated assets.

We will make annuity payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value of your contract on the date immediately preceding the Maturity Date (see the "Requesting Payments" provision). Upon making such a payment, we will have no future obligation under the contract.

OPTIONAL PAYMENT PLANS

Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided. This plan is not available to contracts issued to Qualified Plans.

Plan 5 -- Joint Life And Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the contract's Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan.

VARIABLE INCOME PAYMENTS

We will determine your variable income payments using:

  (1)  the maturity value;

  (2) the annuity tables contained in the contract including the settlement age tables;

  (3)  the optional payment plan selected; and

  (4)  the investment performance of the Subaccounts selected.

To determine the amount of payment, we make this calculation by:

  (1)  determining the dollar amount of the first income payment; then

  (2) allocating that amount to the Subaccounts in accordance to your instructions; then

  (3) determining the number of Annuity Units for each Subaccount by dividing the amount allocated by the Annuity Unit Value seven days before the income payment is due; and finally

  (4) calculating the value of the Annuity Units for each Subaccount seven days before the income payment is due for each income payment thereafter.

To calculate your variable income payments, we need to make an assumption regarding the investment performance of the portfolios you select. We call this your assumed investment rate. This rate is simply the total return, after expenses, you need to earn to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts is greater than 3%, then the dollar amount of your income payments will increase.

TRANSFERS AFTER THE MATURITY DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments once each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in an Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Federal Tax Matters

INTRODUCTION

This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a section 401(k) plan.

Tax Deferral on Earnings. The Federal income tax law does not tax any increase in an Owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply. Such requirements include that:

  . an individual must own the contract (or the tax law must treat the Contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with the regulations of the Internal Revenue Service ("IRS");

  . the Owner's right to choose particular investments for a contract must be limited; and

  . the contract's Maturity Date must not occur near the end of the Annuitant's life expectancy.

Contracts Not Owned by an Individual -- No Tax Deferral and Loss of Interest Deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the excess of the annual increase in the value over the premiums paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the Owner is currently taxable on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the non-natural Owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax advisor.

Investments in the Separate Account Must be Diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of a separate account such as the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, the Owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the Extent to Which an Owner can Direct the Investment of Assets. Federal income tax law limits the Owner's right to choose particular investments for the contract. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an Owner's right to allocate assets among the portfolios may exceed those limits. If so, the Owner would be treated as the owner of the assets of the Separate Account and thus be subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that they may issue or whether any such limits will apply to existing contracts. We therefore reserve the right to modify the contract without the Owners' consent to attempt to prevent the tax law from considering the Owners as the owners of the assets of the Separate Account.

Age at Which Annuity Payouts Must Begin. Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payments, of the contract's premiums paid and earnings. If annuity payments begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No Guarantees Regarding Tax Treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial and Total Surrenders. A partial surrender occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A total surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a total surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes mortality charges relating to the death benefit, including any optional death benefits. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of systematic withdrawals, the amount of each withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.

Assignments and Pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial surrender of such amount or portion.

Gifting a Contract. If you transfer ownership of your contract -- without receiving a payment equal to your Contract Value -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income. Our determination of the Contract Value may not be accepted by the IRS as the value of the gift resulting in increased income and gift taxes.

Taxation of Annuity Payouts. The Code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." The Company will notify you annually of the taxable amount of your annuity payout.

Pursuant to the Code, you will pay tax on the full amount of your annuity payouts once you have recovered the total amount of the "investment in the contract." If annuity payouts cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The Owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age, such as age 80 or older.

Taxation of Death Benefits. We may distribute amounts from your contract because of the death of an Owner, a Joint Owner, or an Annuitant. The tax treatment of these amounts depends on whether the Owner, Joint Owner, or Annuitant dies before or after the contract's Maturity Date.

Taxation of Death Benefit if Paid Before the Contract's Maturity Date.

  . The death benefit is taxed if received under an annuity payout option in the same manner as annuity payouts.

  . If not received under an annuity payout option, the death benefit is taxed in the same manner as a withdrawal.

Taxation of Death Benefit if Paid After the Contract's Maturity Date.

  . The death benefit is excludible from income to the extent that it does not exceed the unrecovered "investment in the contract" provided that the death benefit is received in accordance with the existing annuity payout options. All annuity payouts in excess of the unrecovered "investment in the contract" are includible in income.

  . The tax law imposes tax on a death benefit to the extent that it exceeds the unrecovered "investment in the contract" at the time of payment.

Penalty Taxes Payable on Partial Surrenders, Surrenders, or Annuity
Payouts. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders, or annuity payouts that:

  . you receive on or after you reach age 59 1/2;

  . you receive because you became disabled (as defined in the tax law);

  . a beneficiary receives on or after the death of an Owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether systematic withdrawals will qualify for this last exception. If they do, any modification of the systematic withdrawals, including additional partial surrenders apart from the systematic withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.

Special Rules if You Own More than One Contract. In certain circumstances, you must combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an annuity payout, a total surrender, or a partial surrender that you must include in income. For example:

  . if you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender or an annuity payout that you must include in income; and

  . the amount that might be subject to a penalty tax.

Section 1035 Exchanges. Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed or a loan is reduced or forgiven). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

Under the death of a non-spousal Joint Owner, the contract provides the surviving Joint Owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option generally will not qualify as a tax-free exchange under Section 1035.

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QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We do not currently offer all of the types of Qualified Contracts described, and may not offer them in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans and individual retirement arrangements. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a competent advisor.

Types of Qualified Contracts. Some of the different types of Qualified Contracts include:

  . Individual Retirement Accounts and Annuities ("Traditional IRAs")

  . Roth IRAs

  . Simplified Employee Pensions ("SEPs")

  . Savings Incentive Matched Plan for Employees ("SIMPLE plans," including
    "SIMPLE IRAs")

  . Public school system and tax-exempt organization annuity plans ("403(b) plans")

  . Qualified corporate employee pension and profit-sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

  . Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

  . Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans")

Terms of Qualified Retirement Plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a Contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.


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The Death Benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, described in this prospectus, including that provided by any optional death benefit, from being provided under the contracts when we issue the Contracts as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SIMPLE IRA could disqualify a contract and result in increased taxes to the Owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts Compared With Non-Qualified
Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either
    Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

  . the Code does not allow a deduction for premium payments made for Non-
    Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract.

The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the Owner must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA before death.


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

Amounts Received Under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal Penalty Taxes Payable on Distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial surrender, surrender, or annuity payout:

  . received on or after the Owner reaches age 59 1/2;

  . received on or after the Owner's death or because of the Owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving Money from One Qualified Contract or Qualified Retirement Plan to Another. Rollovers and Transfers: In many circumstances, you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax advisor before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

Direct Rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or
(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs or section 457 plans. The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Contracts or plans.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial or total surrender, or annuity payout, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

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Voting Rights

As required by law, we will vote shares of the portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholders' meeting, Owners with voting interests in a portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

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

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial surrender or total surrender proceeds from the Subaccounts within seven days after receipt at our Home Office of all the requirements for such a payment. We will determine the amount as of the end of the Valuation Period during which our Home Office receives the payment request.

In most cases, when we pay death benefit proceeds in a lump sum, we will pay these proceeds either:

  (1)  to your designated beneficiary directly in the form of a check; or

  (2) by establishing an interest bearing account, called the "GE Secure Access Account," for the designated beneficiary, in the amount of the death benefit payable.

When establishing the GE Secure Access Account we will send the designated beneficiary a checkbook within 7 days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payable. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the GE Secure Access Account.

We may delay making a payment from the Subaccount or applying Subaccount Value to a payment plan if:

  (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

    . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Subaccount's assets is not reasonably practicable);

    . the New York Stock Exchange is closed for other than a regular holiday or weekend;

    .  trading is restricted by the SEC; or

  (2) the SEC, by order, permits postponement of payment to protect our Owners.

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


We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

State law requires that we reserve the right to defer payments from the Guarantee Account for a surrender or partial surrender for up to six months from the date we receive your payment request.

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

Distribution of the Contracts

PRINCIPAL UNDERWRITER

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("Capital Brokerage") is the distributor and principal underwriter of the contracts. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 6630 W. Broad Street, Richmond, Virginia 23230. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 ("1934 Act") as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

SALES OF THE CONTRACTS

Capital Brokerage offers the contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage and its registered persons is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage are also licensed as insurance agents in the states in which they do business and are appointed by the Company.

We pay commissions and other marketing related expenses associated with the promotion and sales of the contracts to Capital Brokerage. The amount of the commission varies but is not expected to exceed approximately 6% of your aggregate premium payments. We may on occasion pay a higher commission for a short period of time as a special promotion. We pay commissions either as a percentage of premium payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or in some cases, a combination of both. The commission or a portion of it will be returned to us if the contract is surrendered during the first contract year.

The amount of commissions we pay may vary based on the options that are available under a contract and on the optional benefits an Owner may elect when he or she purchases the contract. We may offer a range of initial commission and persistency trail commission options (which will take into account, among other things, the length of time premium payments have been held under the Contract, Contract Values and elected features and benefits). For example, we may pay a different commission schedule when an owner elects one of the optional death benefits.

When a contract is sold through a registered representative of Capital Brokerage, Capital Brokerage passes a portion of the sales commission to the registered representative who sold the contract. Because registered representatives of Capital Brokerage are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards.

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



Capital Brokerage may enter into selling agreements with other broker-dealers (including our affiliate, Terra Securities Corporation) registered under the 1934 Act to sell the contracts. Under these agreements, the commission paid to the broker-dealer is not expected to exceed the amount described above. When a contract is sold through another broker-dealer, Capital Brokerage passes the entire amount of the sales commission to the selling broker-dealer; that broker-dealer may retain a portion of the commission before it pays the registered representative who sold the contract.

We also may make other payments for services that do not directly involve the sales of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits through fees and charges imposed under the contracts. Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or your Contract Value.

Capital Brokerage also receives 12b-1 fees from Janus Aspen Series.

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

Additional Information

OWNER QUESTIONS

The obligations to Owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid along with a letter requesting cancellation, to our Home Office, Annuity New Business, 6610 W. Broad Street, Richmond, VA 23230. If you cancel your contract, it will be void. Unless state law requires otherwise the amount of the refund you receive will equal the Contract Value plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your premium payments, the amount of the refund will equal the payments made less any partial surrenders you previously made.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER OR SURVIVAL

We may require proof of the age, gender or survival of any person or persons before acting on any applicable contract provision.



RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a break-down of the assets in each Subaccount. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio to which you have allocated assets to a corresponding Subaccount, as required by the 1940 Act. In addition, when you make premium payments, transfers, or partial surrenders, you will receive a written confirmation of these transactions.

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OTHER INFORMATION

We have filed a registration statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This prospectus does not contain all the information in the registration statement, its amendments and exhibits. Please refer to the registration statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL MATTERS

We, like other insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case described below, which is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on our Consolidated Financial Statements.

On November 1, 2000, we were named as a defendant in a lawsuit filed in Georgia state court related to the sale of universal life insurance policies (McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co.). On December 1, 2000, we successfully removed the case to the United States District Court for the Middle District of Georgia. The complaint is brought as a class action on behalf of all persons who purchased certain universal life insurance policies from us and alleges improper sales practices in connection with the sale of universal life insurance policies. No class has been certified. On February 27, 2002, the Court denied our motion for summary judgment. The McBride litigation is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time. We intend to defend this lawsuit, including plaintiff's efforts to certify a nationwide class action, vigorously.

Capital Brokerage Corporation, the principal underwriter, is not engaged in any litigation of any material nature.

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Appendix A

Contract Form P1143 4/94

The purpose of this Appendix is to show certain benefits for contracts issued on contract Form P1143 4/94.

DEATH BENEFIT AT DEATH OF ANNUITANT

For contracts issued before May 1, 1997 (unless applicable state regulation requires a later date), if the Annuitant is age 80 or younger on the date the contract is issued, and he or she dies prior to the Maturity Date while the contract is in force, the designated beneficiary may elect a death benefit within 90 days of the date of such death.

If any Annuitant is age 80 or younger on the date the contract is issued, and he or she dies before their sixth contract anniversary, the death benefit will be equal to the greater of:

  (1)  premium payments made, less any partial surrenders taken; and

  (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

If any Annuitant is age 80 or younger on the date the contract is issued and he or she dies after the sixth contract anniversary, the death benefit will be the greatest of:

  (1)  the greatest sum of (a) and (b), where:

    (a)  is the Contract Value as of the end of any six-year period; and

    (b)  is premium payments made after that six-year period.

  The sum of (a) and (b) is reduced for an adjustment due to any partial surrenders taken since the applicable six-year period; and

  (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

The first six-year period begins on the date the contract is issued and ends on the sixth contract anniversary. The second six-year period begins on the first Valuation Day after the sixth contract anniversary and ends on the twelfth contract anniversary and so on.

If any Annuitant is age 81 or older on the date the contract is issued OR the request for payment of the death benefit occurs more than 90 days after the Annuitant's death, we will pay the Surrender Value of the contract.

For contracts issued on or after the later of May 1, 1997, or the date applicable state insurance authorities approve such changes, the following death benefit provisions apply:

If any Annuitant is age 80 or younger on the date the contract is issued and he or she dies before their sixth contract anniversary, the death benefit will be equal to the greater of:

  (1)  premium payments made, minus any partial surrenders taken; and

  (2) the Contract Value on the date we receive due proof of the Annuitant's death.

If any Annuitant is age 80 or younger on the date the Contract is issued and he or she dies on or after their sixth Contract Anniversary, the death benefit will be equal to the greatest of:


  (1)  the greatest sum of (a) and (b), where:

    (a)  is the Contract Value as of the end of any six-year period; and

    (b)  is premium payments made after that six-year period.

  The sum of (a) and (b) is reduced for an adjustment due to any partial surrenders taken since the applicable six-year period; and

  (2) the Contract Value on the date we receive due proof of the Annuitant's death.

The first six-year period begins on the date the contract is issued and ends on the sixth contract anniversary. The second six-year period begins on the first Valuation Day after the sixth contract anniversary and ends on the twelfth Contract anniversary and so on.

If the Annuitant is age 81 or older on the date the Contract is issued, the Death Benefit will be equal to the greater of:

  (1)  premium payments made, minus any partial surrenders taken; and

  (2) the Contract Value on the date we receive due proof of the Annuitant's death.

In order to receive the death benefit as stated above, we must be notified of the election to receive the death benefit within 90 days of the Annuitant's death. (This election may not be available in all states.) If notification occurs more than 90 days after the date of the Annuitant's death, we will pay the Surrender Value of the Contract. Surrender charges will apply if the designated beneficiary surrenders the Contract more than 90 days after the death of the Annuitant, without regard to whether or not the Contract Value has increased or decreased.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT

If an Annuitant dies before the Maturity Date while the optional Guaranteed Minimum Death Benefit is in effect, the designated beneficiary may elect the death benefit described below within 90 days of the date of such death. If we pay this death benefit, the contract will terminate, and we will have no further obligation under the contract. The optional Guaranteed Minimum Death Benefit may not be available in all states or markets.

The Guaranteed Minimum Death Benefit is available to contracts with Annuitants aged 75 or younger at the time the contract is issued. If the Owner elects the Guaranteed Minimum Death Benefit at the time of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greatest of:

  (1)  the basic death benefit; and

  (2)  the Guaranteed Minimum Death Benefit; and

  (3) the Contract Value as of the date we receive due proof of the Annuitant's death (or a later date, if you request).

The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the "Six Percent EstateProtector SM."

If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death Benefit will be equal to the premium payments received.

If the Annuitant dies after the first Valuation Day, then at the end of each Valuation Period until the contract anniversary which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

  (a) is the total of all premium payments we receive, multiplied by two, minus any partial surrenders taken prior to or during that Valuation Period; and

  (b) is the Guaranteed Minimum Death Benefit of the preceding Valuation Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an "increase factor") (does not include assets allocated to the Subaccount investing in the available money market portfolio), plus any additional premium payments we received during the current Valuation Period, minus any partial surrenders taken during the current Valuation period.

We will adjust the Guaranteed Minimum Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges) reduces the Contract Value.

For assets in the Subaccount investing in the available money market portfolio, the increase factor is equal to the lesser of:

  (1) the net investment factor of the Subaccount for Valuation Period, minus one; and

  (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

  (1) the factor for the Valuation Period equivalent to the credited rate(s) applicable to such allocations; and

  (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

After the Annuitant attains age 80, the increase factor will be zero (0). The Guaranteed Minimum Death Benefit is effective on the Contract Date (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

We charge you for the Guaranteed Minimum Death Benefit. Currently, this charge is equal to an annual rate of 0.25% of the prior contract year's average Guaranteed Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of the prior contract year's average Guaranteed Minimum Death Benefit. The rate charged to your contract will be fixed at the time your contract is issued.

The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

OPTIONAL DEATH BENEFIT RIDER

The Optional Death Benefit may also be referred to in our marketing materials as the "Annual EstateProtectorSM."

The Optional Death Benefit Rider provides for an annual step-up in the death benefit. If an Annuitant dies before the Maturity Date while the Optional Death Benefit Rider is in effect, the designated beneficiary may elect the death benefit described below within 90 days of the date of such death. If we pay this death benefit, the contract will terminate, and we will have no further obligation under the contract. The Optional Death Benefit Rider may not be available in all states or markets.

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first anniversary, the unadjusted death benefit will be equal to the greater of:

  (1)  the Contract Value as of the date we receive due proof of death; and

  (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greater of:

  (1)  The greatest sum of (a) and (b), where:

    (a)  is the Contract Value on any contract anniversary; and

    (b)  is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders (including any surrender charges) taken since the applicable contract anniversary.

  (2)  the Contract Value as of the date we receive due proof of death;

If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the greater of:

  (1)  the Contract Value as of the date we receive due proof of death; and

  (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges).

We will adjust the death benefit for partial surrenders (including any surrender charges) in the same proportion as the percentage that the partial surrender (including any surrender charges) reduces your Contract Value. Premium tax may be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

We charge your for this benefit. This charge will not exceed 0.25% of your Contract Value at the time of the deduction.

SURRENDER CHARGE

For contracts issued before May 1, 1998, or until the necessary endorsement is approved, if later, we deduct surrender charges from the amount surrendered. All or part of the amount surrendered may be subject to charge. We consider any amount subject to charge a surrender of premium payments. We determine surrender charges using the assumption that premium payments are surrendered on a first-in first-out basis, up to the amount surrendered. For each such premium payment, the charge is a percentage of the premium payment (or portion thereof) surrendered.

REDUCED CHARGES ON CERTAIN SURRENDERS

For contracts issued before May 1, 1998, or until the necessary endorsement is approved, if later, no surrender charge applies to the first surrender of the contract year, if the amount surrendered is not more than 10% of the Contract Value at the end of the Valuation Period during which the surrender request is received. If the first surrender of the contract year is a full surrender, or a partial surrender of more than 10% of the Contract Value, no surrender charge will apply to a portion of the amount surrendered equal to 10% of the Contract Value. Any remaining portion of the amount surrendered may be subject to surrender charges, as described above. If the first surrender of the contract year is less than an amount equal to 10% of the Contract Value, you may elect to receive additional partial surrenders without surrender charges until the total amount withdrawn during that contract year reaches that amount. For instance, if your Contract Value is $10,000 and you withdraw $500, you may withdraw an additional $500 during that year without surrender charge. The amount subject to charge will not exceed the amount surrendered.

WAIVER OF SURRENDER CHARGES IN THE EVENT OF HOSPITAL OR NURSING FACILITY CONFINEMENT

We will waive surrender charges arising from a full surrender or one or more partial surrenders occurring before income payments begin if:

  . an Annuitant is or has been confined to a state licensed or legally operated hospital or inpatient nursing facility for at least 30 consecutive days;

  . such confinement begins at least one year after the contract issue date;

  . an Annuitant is age 80 or younger on the date the contract is issued; and

  . we receive the request for the full or partial surrender, together with proof of such confinement at our Home Office, while the Annuitant is confined or within 90 days after discharge from the facility.

For purposes of this provision, Annuitant means either the Annuitant, or Joint Annuitant, whichever is applicable.

The waiver of surrender charges in the event of hospital or nursing facility confinement may not be available in all states or all markets.

Appendix B
Some of the Subaccounts invest in portfolios with a 12b-1 fee or a Service Share fee. Performance for these Subaccounts may reflect the historical performance of a different class of the portfolios underlying the Subaccounts. With respect to these Subaccounts, performance for time periods before the portfolio's 12b-1 or Service Share fee class introduction is restated to reflect the 12b-1 fee or Service Share fee. This information is provided by the portfolios and may reflect fee waivers and expense reimbursements provided by certain portfolios. We cannot guarantee that these fee waivers and expense reimbursements will continue. See the "Portfolio Annual Expenses" provision in the prospectus.

STANDARDIZED PERFORMANCE DATA

We may advertise the historical total returns for the Subaccounts according to standards established by the SEC. These standards are discussed in the Statement of Additional Information, which may be obtained free of charge by contacting our Home Office at the address listed on page 1 of this prospectus. The total return for a Subaccount assumes that an investment has been held in the Subaccount for various periods of time, including a period measured from the date on which the particular portfolio was first available in the Separate Account. When available, we will provide the total return for the periods of one, five and ten years, adjusted to reflect current contract and portfolio charges.

The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in that Subaccount would equal as of the last day of each period.

The table below (Table 1) demonstrates the standardized average annual total returns of the Subaccounts for periods from the date on which a particular portfolio was first available in the Separate Account to December 31, 2001. Although the contract did not exist during all the periods shown in the table, the returns have been adjusted to reflect current charges imposed under the contract. The total returns shown reflect the deduction of all applicable fees and charges assessed under the contract, including fees for the portfolios. Expenses include:

  (1) A mortality and expense risk charge of 1.25% (deducted daily at an effective annual rate of the assets in the Separate Account);

  (2) An administrative expense charge of 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account);

  (3)  An annual contract maintenance charge of $25;

  (4) An annual maximum charge of 0.35% for the Guaranteed Minimum Death Benefit option; and

  (5)  An annual maximum charge of 0.25% for the Optional Death Benefit.

Since we assume that you make a complete surrender of the contract at the end of the period, we deduct the surrender charges.

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

                                    Table 1
                           Standardized Total Returns

                             For the  For the  For the   From the
                              1-year   5-year  10-year   Adoption     Date of
                              period   period   period  In Separate Adoption In
                              ended    ended    ended   Account to   Separate
                             12/31/01 12/31/01 12/31/01  12/31/01    Account*
-------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth
  Portfolio                   -19.45%   10.25%     NA       9.41%    10/02/95
 Alger American Small
  Capitalization Portfolio    -36.82%   -4.37%     NA      -3.83%    10/02/95
Federated Insurance Series
 Federated American Leaders
  Fund II                     -12.00%    7.10%     NA       8.21%    05/01/96
 Federated High Income Bond
  Fund II                      -6.50%   -1.28%     NA       3.59%    01/04/95
 Federated Utility Fund II    -21.32%   -0.33%     NA       4.33%    01/04/95
Fidelity Variable Insurance
 Products Fund ("VIP")
 VIP Equity-Income
  Portfolio                   -12.73%    6.24%  10.99%     10.04%    05/02/88
 VIP Growth Portfolio         -25.17%    8.54%  10.77%     11.64%    05/02/88
 VIP Overseas Portfolio       -28.62%   -0.49%   3.31%      4.10%    05/02/88
Fidelity Variable Insurance
 Products Fund II ("VIP
 II")
 VIP II Asset ManagerSM
  Portfolio                   -11.88%    4.11%   6.66%      7.25%    10/03/89
 VIP II Contrafund(R)
  Portfolio                   -19.88%    7.31%     NA      13.26%    01/04/95
Fidelity Variable Insurance
 Products Fund III ("VIP
 III")
 VIP III Growth & Income
  Portfolio                   -16.44%      NA      NA       6.63%    05/01/97
 VIP III Growth
  Opportunities Portfolio     -22.01%      NA      NA      -0.44%    05/01/97
GE Investments Funds, Inc.
 Global Income Fund            -9.49%      NA      NA      -2.19%    05/01/97
 Income Fund                   -0.57%      NA      NA       1.95%    12/12/97
 International Equity Fund    -28.33%   -0.11%     NA       2.28%    05/01/95
 Mid-Cap Value Equity Fund     -7.56%      NA      NA      10.18%    05/01/97
 Money Market Fund**           -3.96%    1.94%   2.01%      2.61%    05/02/88
 Premier Growth Equity Fund   -16.83%      NA      NA      -3.97%    05/03/99
 Real Estate Securities
  Fund                          3.74%    4.55%     NA      10.73%    05/01/95
 S&P 500(R) Index Fund        -19.89%    6.75%  10.31%     10.57%    05/02/88
 Total Return Fund            -10.70%    6.62%   8.35%      8.77%    05/02/88
 U.S. Equity Fund             -16.18%      NA      NA       0.33%    05/01/98
Goldman Sachs Variable
 Insurance Trust
 Goldman Sachs Growth and
  Income Fund                 -17.02%      NA      NA      -9.90%    05/01/98
 Goldman Sachs Mid Cap
  Value Fund                    3.93%      NA      NA       2.28%    05/01/98
Janus Aspen Series
 Aggressive Growth
  Portfolio                   -46.56%    3.93%     NA       9.83%    09/13/93
 Balanced Portfolio           -12.44%   11.00%     NA      12.23%    10/02/95
 Capital Appreciation
  Portfolio                   -29.12%      NA      NA      14.46%    05/01/97
 Flexible Income Portfolio     -0.26%    4.04%     NA       5.39%    10/02/95
 Global Life Sciences
  Portfolio -- Service
  Shares                      -24.30%      NA      NA      -8.91%    05/01/00
 Global Technology
  Portfolio -- Service
  Shares                      -44.47%      NA      NA     -46.97%    05/01/00
 Growth Portfolio             -32.12%    5.92%     NA       9.14%    09/13/93
 International Growth
  Portfolio                   -30.67%    7.19%     NA       9.36%    05/01/96
 Worldwide Growth Portfolio   -29.88%    8.00%     NA      13.03%    09/13/93
Oppenheimer Variable
 Account Funds
 Oppenheimer Aggressive
  Growth Fund/VA              -38.54%    3.88%   9.16%     10.10%    05/02/88
 Oppenheimer Bond Fund/VA      -0.21%    2.39%   4.04%      5.42%    05/02/88
 Oppenheimer Capital
  Appreciation Fund/VA        -20.20%   11.06%  12.55%     11.98%    05/02/88
 Oppenheimer High Income
  Fund/VA                      -5.92%   -0.38%   6.14%      7.45%    05/02/88
 Oppenheimer Multiple
  Strategies Fund/VA           -5.69%    5.56%   7.58%      7.81%    05/02/88
PBHG Insurance Series Fund,
 Inc.
 PBHG Growth II Portofolio    -47.57%      NA      NA      -0.45%    05/01/97
 PBHG Large Cap Growth
  Portfolio                   -35.59%      NA      NA      10.22%    05/01/97
Salomon Brothers Variable
 Series Funds Inc
 Investors Fund               -11.94%      NA      NA       9.14%    10/12/98
 Strategic Bond Fund           -1.07%      NA      NA       0.88%    10/12/98
 Total Return Fund             -8.65%      NA      NA       0.09%    10/12/98
-------------------------------------------------------------------------------

 * Date on which a particular portfolio was first available in the Separate Account. As the Separate Account is also used for other variable annuities offered by the Company, this date may be different from the date the portfolio was first available in this product. Returns for a period of less than one year are not annualized.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc. -- Money Market Fund than its total return.

Past performance is not a guarantee or projection of future results.

NON-STANDARDIZED PERFORMANCE DATA

In addition to the standardized data discussed above, we may also show similar performance data for other periods.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the Subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial surrenders or income payments.

Non-standardized performance data will be advertised only if we also disclose the standardized performance data as shown in Table 1.

We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the contract. Such non-standard performance includes data that precedes the date on which a particular portfolio was first available in the Separate Account. This data is designed to show the performance that would have resulted if the contract had been in existence during that time, based on the portfolio's performance. This data assumes that the Subaccounts available under the contract were in existence for the same period as the portfolio with charges equal to those currently assessed in the contract, including charges for the portfolios.

The following tables reflect the non-standardized average annual total returns for the portfolios from the time they were declared effective by the SEC until December 31, 2001 for one, five and ten-year periods. The method of calculation used is described in the Statement of Additional Information, which may be obtained free of charge by contacting our Home Office at the address listed on page 1 of this prospectus.

The total returns of the portfolios have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the portfolios. Expenses include:

  (1) A mortality and expense risk charge of 1.25% (deducted daily at an effective annual rate of the value in the Separate Account);

  (2) An administrative expense charge of 0.15% (deducted daily at an effective annual rate of the value in the Separate Account); and

  (3) An annual contract maintenance charge of $25.

The charges for the Guaranteed Minimum Death Benefit and the Optional Death Benefit riders, as well as premium taxes, are not reflected in Table 2. Since we assume that you make a complete surrender, we deduct the surrender charges in Table 2. Surrender charges, the charges for the Guaranteed Minimum Death Benefit and the Optional Death Benefit riders, as well as premium taxes, are not reflected in the calculations in Table 3. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

                                    Table 2
     Non-Standardized Performance Data assuming surrender at the end of the applicable time period.

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/01 12/31/01 12/31/01   Date*
-------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth Portfolio            -19.45%   10.25%  12.34%  01/09/89
 Alger American Small Capitalization
  Portfolio                                 -36.82%   -4.37%   2.25%  09/21/88
Federated Insurance Series
 Federated American Leaders Fund II         -12.00%    7.10%     NA   02/10/94
 Federated High Income Bond Fund II          -6.50%   -1.28%     NA   03/01/94
 Federated Utility Fund II                  -21.32%   -0.33%     NA   02/10/94
Fidelity Variable Insurance Products Fund
 ("VIP")
 VIP Equity-Income Portfolio                -12.73%    6.24%  10.99%  10/09/86
 VIP Growth Portfolio                       -25.17%    8.54%  10.77%  10/09/86
 VIP Overseas Portfolio                     -28.62%   -0.49%   3.31%  01/28/87
Fidelity Variable Insurance Products Fund
 II ("VIP II")
 VIP II Asset ManagerSM Portfolio           -11.88%    4.11%   6.66%  09/06/89
 VIP II Contrafund(R) Portfolio             -19.88%    7.31%     NA   01/03/95
Fidelity Variable Insurance Products Fund
 III ("VIP III")
 VIP III Growth & Income Portfolio          -16.44%    6.99%     NA   12/31/96
 VIP III Growth Opportunities Portfolio     -22.01%    0.50%     NA   01/03/95
GE Investments Funds, Inc.
 Global Income Fund                          -9.49%      NA      NA   05/01/97
 Income Fund                                 -0.57%    3.44%     NA   01/02/95
 International Equity Fund                  -28.33%   -0.11      NA   05/01/95
 Mid-Cap Value Equity Fund                   -7.56%      NA      NA   05/01/97
 Money Market Fund**                         -3.96%    1.94%   2.01%  06/30/85
 Premier Growth Equity Fund                 -16.83%      NA      NA   12/12/97
 Real Estate Securities Fund                  3.74%    4.55%     NA   05/01/95
 S&P 500(R) Index Fund                      -19.89%    6.75%  10.31%  04/14/85
 Total Return Fund                          -10.70%    6.62%   8.35%  07/01/85
 U.S. Equity Fund                           -16.18%    9.03%     NA   01/02/95
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund       -17.02%      NA      NA   01/12/98
 Goldman Sachs Mid Cap Value Fund             3.93%      NA      NA   04/30/98
Janus Aspen Series
 Aggressive Growth Portfolio                -46.56%    3.93%     NA   09/13/93
 Balanced Portfolio                         -12.44%   11.00%     NA   09/13/93
 Capital Appreciation Portfolio             -29.12%      NA      NA   05/01/97
 Flexible Income Portfolio                   -0.26%    4.04%     NA   09/13/93
 Global Life Sciences Portfolio --
   Service Shares                           -24.30%      NA      NA   01/15/00
 Global Technology Portfolio -- Service
  Shares                                    -44.47%      NA      NA   01/15/00
 Growth Portfolio                           -32.12%    5.92%     NA   09/13/93
 International Growth Portfolio             -30.67%    7.19%     NA   05/02/94
 Worldwide Growth Portfolio                 -29.88%    8.00%     NA   09/13/93
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA      -38.54%    3.88%   9.16%  08/15/86
 Oppenheimer Bond Fund/VA                    -0.21%    2.39%   4.04%  04/03/85
 Oppenheimer Capital Appreciation Fund/VA   -20.20%   11.06%  12.55%  04/03/85
 Oppenheimer High Income Fund/VA             -5.92%   -0.38%   6.14%  04/30/86
 Oppenheimer Multiple Strategies Fund/VA     -5.69%    5.56%   7.58%  02/09/87
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio                   -47.57%      NA      NA   05/01/97
 PBHG Large Cap Growth Portfolio            -35.59%      NA      NA   05/01/97
Salomon Brothers Variable Series Funds
 Inc
 Investors Fund                             -11.94%      NA      NA   02/17/98
 Strategic Bond Fund                         -1.07%      NA      NA   02/17/98
 Total Return Fund                           -8.65%      NA      NA   02/17/98
-------------------------------------------------------------------------------

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc. -- Money Market Fund than its total return.

Past performance is not a guarantee or projection of future results.

                                    Table 3
   Non-Standardized Performance Data assuming no surrender at the end of the applicable time period.

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/01 12/31/01 12/31/01   Date*
-------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth Portfolio            -13.06%   11.77%  13.37%  01/09/89
 AlgerAmerican Small Capitalization
  Portfolio                                 -30.51%   -2.46%   3.33%  09/21/88
Federated Insurance Series
 Federated American Leaders Fund II          -5.56%    8.70%     NA   02/10/94
 Federated High Income Bond Fund II          -0.04%    0.56%     NA   03/01/94
 Federated Utility Fund II                  -14.93%    1.45%     NA   02/10/94
Fidelity Variable Insurance Products Fund
 ("VIP")
 VIP Equity-Income Portfolio                 -6.29%    7.87%  12.02%  10/09/86
 VIP Growth Portfolio                       -18.81%   10.09%  11.81%  10/09/86
 VIP Overseas Portfolio                     -22.28%    1.29%   4.40%  01/28/87
Fidelity Variable Insurance Products Fund
 II ("VIP II")
 VIP II Asset ManagerSM Portfolio            -5.44%    5.78%   7.72%  09/06/89
 VIP II Contrafund(R) Portfolio             -13.48%    8.89%     NA   01/03/95
Fidelity Variable Insurance Products Fund
 III ("VIP III")
 VIP III Growth & Income Portfolio          -10.03%    8.57%     NA   12/31/96
 VIP III Growth Opportunities Portfolio     -15.63%    2.24%     NA   01/03/95
GE Investments Funds, Inc.
 Global Income Fund                          -3.06%      NA      NA   05/01/97
 Income Fund                                  5.92%    5.17%     NA   01/02/95
 International Equity Fund                  -21.97%    1.66%     NA   05/01/95
 Mid-Cap Value Equity Fund                   -1.09%      NA      NA   05/01/97
 Money Market Fund**                          2.51%    3.70%   3.17%  06/30/85
 Premier Growth Equity Fund                 -10.42%      NA      NA   12/12/97
 Real Estate Securities Fund                 10.27%    6.28%     NA   05/01/95
 S&P 500(R) Index Fund                      -13.50%    8.34%  11.35%  04/14/85
 Total Return Fund                           -4.26%    8.24%   9.42%  07/01/85
 U.S. Equity Fund                            -9.76%    3.70%   3.17%  06/30/85
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund       -10.61%      NA      NA   01/12/98
 Goldman Sachs Mid Cap Value Fund            10.48%      NA      NA   04/30/98
Janus Aspen Series
 Aggressive Growth Portfolio                -40.30%    5.58%     NA   09/13/93
 Balanced Portfolio                          -6.01%   12.53%     NA   09/13/93
 Capital Appreciation Portfolio             -22.78%      NA      NA   05/01/97
 Flexible Income Portfolio                    6.22%    5.74%     NA   09/13/93
 Global Life Sciences Portfolio --
   Service Shares                           -17.93%      NA      NA   01/15/00
 Global Technology Portfolio -- Service
  Shares                                    -38.20%      NA      NA   01/15/00
 Growth Portfolio                           -25.79%    7.52%     NA   09/13/93
 International Growth Portfolio             -24.32%    8.78%     NA   05/02/94
 Worldwide Growth Portfolio                 -23.53%    9.56%     NA   09/13/93
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA      -32.24%    5.55%  10.20%  08/15/86
 Oppenheimer Bond Fund/VA                     6.27%    4.14%   5.15%  04/03/85
 Oppenheimer Capital Appreciation Fund/VA   -13.81%   12.59%  13.60%  04/03/85
 Oppenheimer High Income Fund/VA              0.54%    1.43%   7.19%  04/30/86
 Oppenheimer Multiple Strategies Fund/VA      0.78%    7.22%   8.66%  02/09/87
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio                   -41.31%      NA      NA   05/01/97
 PBHG Large Cap Growth Portoflio            -29.29%      NA      NA   05/01/97
Salomon Brothers Variable Series Funds
 Inc
 Investors Fund                              -5.50%      NA      NA   02/17/98
 Strategic Bond Fund                          5.42%      NA      NA   02/17/98
 Total Return Fund                           -2.19%      NA      NA   02/17/98
-------------------------------------------------------------------------------

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc. -- Money Market Fund than its total return.

Past performance is not a guarantee or projection of future results.

Statement of Additional Information Table of Contents

                                                                       Page
The Contracts                                                            3
  Transfer of Annuity Units...........................................   3
  Net Investment Factor...............................................   3
Termination of Participation Agreements...............................   3
Calculation of Performance Data.......................................   4
  Subaccount Investing in GE Investments Funds, Inc. -- Money Market
   Fund...............................................................   4
  Other Subaccounts...................................................   6
  Other Performance Data..............................................   6
Federal Tax Matters...................................................   7
  Taxation of the Company.............................................   7
  IRS Required Distributions..........................................   7
General Provisions....................................................   8
  Using the Contracts as Collateral...................................   8
  The Beneficiary.....................................................   8
  Non-Participating...................................................   8
  Misstatement of Age or Gender.......................................   8
  Incontestability....................................................   8
  Statement of Values.................................................   8
  Trust...............................................................   8
  Written Notice......................................................   8
Distribution of the Contracts.........................................   9
Legal Developments Regarding Employment-Related Benefit Plans.........   9
Regulation of the Company.............................................   9
Legal Matters.........................................................   9
Experts...............................................................   9
Financial Statements..................................................   9

A Statement of Additional Information containing more detailed information about the the Contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

GE Life and Annuity Assurance Company
Annuity New Business
6610 W. Broad Street
Richmond, VA 23230

Please mail a copy of the Statement of Additional Information for GE Life & Annuity Separate Account 4, Contract Form P1150 10/98 or P1143 4/94 to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                      Street

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                                       ii

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Financial Statements

                               December 31, 2001

                  (With Independent Auditors' Report Thereon)

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               Table of Contents

                               December 31, 2001

                                                                            Page
                                                                            ----
Independent Auditors' Report...............................................  F-1

Statements of Assets and Liabilities.......................................  F-2

Statements of Operations................................................... F-14

Statements of Changes in Net Assets........................................ F-27

Notes to Financial Statements.............................................. F-49

                         INDEPENDENT AUDITORS' REPORT

Contractholders
GE Life & Annuity Separate Account 4
  and
The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying statements of assets and liabilities, of GE Life & Annuity Separate Account 4 (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Mid-Cap Value Equity, Income, U.S. Equity, Premier Growth Equity, Value Equity, and Small-Cap Value Equity Funds; the Oppenheimer Variable Account Funds--Bond, Capital Appreciation, Aggressive Growth, High Income and Multiple Strategies Funds/VA; the Oppenheimer Variable Account Funds-Class 2 Shares--Global Securities and Main Street Growth & Income Funds/VA; the Variable Insurance Products Fund--Equity-Income, Growth, and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund III-- Growth & Income, Growth Opportunities, and Mid Cap Portfolios; the Variable Insurance Products Fund-Service Class 2--Equity-Income and Growth Portfolios; the Variable Insurance Products Fund II-Service Class 2--Contrafund Portfolio; the Variable Insurance Products Fund III-Service Class 2--Growth & Income and Mid Cap Portfolios; the Federated Insurance Series--American Leaders, High Income Bond, Utility, and International Small Company Funds II; the Federated Insurance Series-Service Shares--High Income Bond Fund II; the Alger American Fund--Small Capitalization and LargeCap Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth, Capital Appreciation, and Equity Income Portfolios; the Janus Aspen Series-Service Shares--Global Life Sciences, Global Technology, Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income, and Mid Cap Value Funds; the Salomon Brothers Variable Series Funds Inc.--Strategic Bond, Investors, and Total Return Funds; the AIM Variable Insurance Funds--AIM V.I. Capital Appreciation, AIM V.I. Aggressive Growth, AIM V.I. New Technology, AIM V.I. Growth, AIM V.I. Value, AIM V.I. Capital Development, AIM V.I. Growth & Income, AIM V.I. Global Utilities, and AIM V.I. Government Securities Funds; the MFS Variable Insurance Trust--MFS Investors Growth Stock, MFS Investors Trust, MFS New Discovery, and MFS Utility Series; the Dreyfus--Dreyfus Investment Portfolios-Emerging Markets Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc.; the PIMCO Variable Insurance Trust--Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios; the Rydex Variable Trust--OTC Fund; the Alliance Variable Products Series Fund, Inc.--Growth and Income, Premier Growth, and Quasar Portfolios; and the Prudential Series Fund, Inc.--SP Prudential U.S. Emerging Growth, SP Jennison International Growth, and Prudential Jennison Portfolios) as of December 31, 2001, the related statements of operations for the aforementioned funds and the Janus Aspen Series--High Yield Portfolio of GE Life & Annuity Separate Account 4 for the year or lesser period then ended, the related statements of changes in net assets for the aforementioned funds and the Janus Aspen Series--High Yield Portfolio of GE Life & Annuity Separate Account 4 for each of the years or lesser periods in the two-year period ended December 31, 2001, and the financial highlights for the year or lesser period ended December 31, 2001. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account 4 as of December 31, 2001 and the results of their operations for the year or lesser period then ended, changes in their net assets for each of the years or lesser periods in the two-year period ended December 31, 2001, and their financial highlights for the year or lesser period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 26, 2002

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                     Statements of Assets and Liabilities

                               December 31, 2001

                                                                              GE Investments Funds, Inc.
                   -----------------------------------------------------------------------------------------------------------
                     S&P 500                            International Real Estate  Global     Mid-Cap                  U.S.
                      Index        Money       Total       Equity     Securities   Income   Value Equity   Income     Equity
                       Fund     Market Fund Return Fund     Fund         Fund       Fund        Fund        Fund       Fund
                   ------------ ----------- ----------- ------------- ----------- --------- ------------ ---------- ----------
Assets
Investments in GE
 Investments
 Funds, Inc., at
 fair value (note
 2):
 S&P 500 Index
  Fund
  (29,089,161
  shares; cost --
   $707,575,370).. $616,399,330         --          --          --           --         --          --          --         --
 Money Market
  Fund
  (656,435,432
  shares; cost --
   $656,435,432)..          --  656,435,432         --          --           --         --          --          --         --
 Total Return
  Fund (8,679,314
  shares; cost --
   $130,960,506)..          --          --  125,763,255         --           --         --          --          --         --
 International
  Equity Fund
  (4,285,886
  shares; cost --
   $43,049,471)..           --          --          --   35,487,137          --         --          --          --         --
 Real Estate
  Securities Fund
  (5,913,892
  shares; cost --
   $82,806,275)..           --          --          --          --    87,408,646        --          --          --         --
 Global Income
  Fund (932,055
  shares; cost --
   $9,143,343)...           --          --          --          --           --   8,714,711         --          --         --
 Mid-Cap Value
  Equity Fund
  (10,291,295
  shares;
  cost --
   $160,402,308)..          --          --          --          --           --         --  161,161,686         --         --
 Income Fund
  (7,417,491
  shares; cost --
   $92,350,616)..           --          --          --          --           --         --          --   90,938,435        --
 U.S. Equity Fund
  (2,649,849
  shares; cost --
   $92,804,284)..           --          --          --          --           --         --          --          --  85,351,640
 Premier Growth
  Equity Fund
  (1,183,376
  shares;
  cost --
   $91,802,741)..           --          --          --          --           --         --          --          --         --
 Value Equity
  Fund (982,640
  shares; cost --
   $8,960,450)...           --          --          --          --           --         --          --          --         --
 Small-Cap Value
  Equity Fund
  (1,676,026
  shares;
  cost --
   $19,401,269)..           --          --          --          --           --         --          --          --         --
Receivable from
 affiliate.......           --       73,035         --            1          --         --          --          --         --
Receivable for
 units sold......       288,129  18,436,950      17,810         --           --         --    1,749,218      67,321    147,903
                   ------------ ----------- -----------  ----------   ----------  --------- -----------  ---------- ----------
 Total assets....   616,687,459 674,945,417 125,781,065  35,487,138   87,408,646  8,714,711 162,910,904  91,005,756 85,499,543
                   ------------ ----------- -----------  ----------   ----------  --------- -----------  ---------- ----------
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)..............       511,376     480,805     110,742      19,913       55,106      3,825     124,061      64,764     51,005
Payable for units
 withdrawn.......       338,633         533         --    2,767,488    2,302,225    174,119     293,543      47,507        --
                   ------------ ----------- -----------  ----------   ----------  --------- -----------  ---------- ----------
 Total
  liabilities....       850,009     481,338     110,742   2,787,401    2,357,331    177,944     417,604     112,271     51,005
                   ------------ ----------- -----------  ----------   ----------  --------- -----------  ---------- ----------
Net assets.......  $615,837,450 674,464,079 125,670,323  32,699,737   85,051,315  8,536,767 162,493,300  90,893,485 85,448,538
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Analysis of net
 assets:
Attributable to:
 Variable
  deferred
  annuity
  contractholders..$615,837,450 674,464,079 125,670,323  19,201,795   64,219,919  3,243,757 157,145,252  90,893,485 85,448,538
 GE Life and
  Annuity
  Assurance
  Company........           --          --          --   13,497,942   20,831,396  5,293,010   5,348,048         --         --
                   ------------ ----------- -----------  ----------   ----------  --------- -----------  ---------- ----------
Net assets.......  $615,837,450 674,464,079 125,670,323  32,699,737   85,051,315  8,536,767 162,493,300  90,893,485 85,448,538
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Outstanding
 units: Type I...       603,299   3,237,897     329,490      69,869      182,258     26,072     370,507     964,324    148,206
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Net asset value
 per unit: Type
 I...............  $      46.51       17.22       37.36       12.65        21.46      10.03       17.07       12.10      11.22
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Outstanding
 units: Type II..     8,557,014  17,320,111   2,104,312     919,209    2,007,545    300,934   4,353,777   4,478,530  3,262,755
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Net asset value
 per unit: Type
 II..............  $      44.94       16.64       36.10       12.49        21.11       9.91       16.87       11.98      11.12
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Outstanding
 units: Type
 III.............    17,208,862  22,228,201   3,102,244     707,187    1,162,740        --    4,911,126   2,019,964  3,528,046
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Net asset value
 per unit: Type
 III.............  $       8.92       11.04       10.81        8.27        14.33        --        11.77       11.20      10.19
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Outstanding
 units: Type IV..     2,084,126   4,564,152     372,552     121,898       93,831        --      532,256     257,747    313,046
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Net asset value
 per unit: Type
 IV..............  $       8.32       10.94       10.36        8.11        13.10        --        10.22       11.27       9.29
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Outstanding
 units: Type V...         6,754   1,890,168         --          --         3,236        --        2,066       3,905      4,772
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Net asset value
 per unit: Type
 V...............  $       8.00        1.06         --          --         11.79        --        11.02       11.26       9.04
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Outstanding
 units: Type VI..     3,034,072   2,491,737         --          --           --         --      952,179         --     596,270
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Net asset value
 per unit: Type
 VI..............  $       7.82       10.49         --          --           --         --        11.10         --        8.87
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Outstanding
 units: Type
 VII.............     1,104,277     671,871         --          --           --         --      319,791         --     374,328
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Net asset value
 per unit: Type
 VII.............  $       7.79       10.46         --          --           --         --        11.06         --        8.85
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
                      Premier      Value    Small-Cap
                   Growth Equity  Equity   Value Equity
                       Fund        Fund        Fund
                   ------------- --------- ------------
Assets
Investments in GE
 Investments
 Funds, Inc., at
 fair value (note
 2):
 S&P 500 Index
  Fund
  (29,089,161
  shares; cost --
   $707,575,370)..         --          --          --
 Money Market
  Fund
  (656,435,432
  shares; cost --
   $656,435,432)..         --          --          --
 Total Return
  Fund (8,679,314
  shares; cost --
   $130,960,506)..         --          --          --
 International
  Equity Fund
  (4,285,886
  shares; cost --
   $43,049,471)..          --          --          --
 Real Estate
  Securities Fund
  (5,913,892
  shares; cost --
   $82,806,275)..          --          --          --
 Global Income
  Fund (932,055
  shares; cost --
   $9,143,343)...          --          --          --
 Mid-Cap Value
  Equity Fund
  (10,291,295
  shares;
  cost --
   $160,402,308)..         --          --          --
 Income Fund
  (7,417,491
  shares; cost --
   $92,350,616)..          --          --          --
 U.S. Equity Fund
  (2,649,849
  shares; cost --
   $92,804,284)..          --          --          --
 Premier Growth
  Equity Fund
  (1,183,376
  shares;
  cost --
   $91,802,741)..   82,055,315         --          --
 Value Equity
  Fund (982,640
  shares; cost --
   $8,960,450)...          --    8,853,585         --
 Small-Cap Value
  Equity Fund
  (1,676,026
  shares;
  cost --
   $19,401,269)..          --          --   20,129,068
Receivable from
 affiliate.......          --          --          --
Receivable for
 units sold......      172,263      92,443      71,644
                   ------------- --------- ------------
 Total assets....   82,227,578   8,946,028  20,200,712
                   ------------- --------- ------------
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)..............       52,034       7,542      10,209
Payable for units
 withdrawn.......          --          --          --
                   ------------- --------- ------------
 Total
  liabilities....       52,034       7,542      10,209
                   ------------- --------- ------------
Net assets.......   82,175,544   8,938,486  20,190,503
                   ============= ========= ============
Analysis of net
 assets:
Attributable to:
 Variable
  deferred
  annuity
  contractholders.. 82,175,544   8,938,486  20,190,503
 GE Life and
  Annuity
  Assurance
  Company........          --          --          --
                   ------------- --------- ------------
Net assets.......   82,175,544   8,938,486  20,190,503
                   ============= ========= ============
Outstanding
 units: Type I...       72,776         --          --
                   ============= ========= ============
Net asset value
 per unit: Type
 I...............         9.90         --          --
                   ============= ========= ============
Outstanding
 units: Type II..    2,201,591         --          --
                   ============= ========= ============
Net asset value
 per unit: Type
 II..............         9.83         --          --
                   ============= ========= ============
Outstanding
 units: Type
 III.............    4,926,747     375,400     764,830
                   ============= ========= ============
Net asset value
 per unit: Type
 III.............         9.79        9.18       12.06
                   ============= ========= ============
Outstanding
 units: Type IV..      419,925     118,284     108,992
                   ============= ========= ============
Net asset value
 per unit: Type
 IV..............         9.78        9.17       12.05
                   ============= ========= ============
Outstanding
 units: Type V...          207         --          --
                   ============= ========= ============
Net asset value
 per unit: Type
 V...............         8.75         --          --
                   ============= ========= ============
Outstanding
 units: Type VI..      679,903     321,742     603,772
                   ============= ========= ============
Net asset value
 per unit: Type
 VI..............         8.46        8.93       12.31
                   ============= ========= ============
Outstanding
 units: Type
 VII.............      203,781     172,415     181,000
                   ============= ========= ============
Net asset value
 per unit: Type
 VII.............         8.44        8.90       12.27
                   ============= ========= ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                         Oppenheimer Variable
                                                                                        Account Funds -- Class
                                       Oppenheimer Variable Account Funds                      2 Shares
                          ------------------------------------------------------------- ----------------------
                                                                                                   Main Street
                                          Capital    Aggressive     High      Multiple    Global    Growth &
                                        Appreciation   Growth      Income    Strategies Securities   Income
                          Bond Fund/VA    Fund/VA      Fund/VA     Fund/VA    Fund/VA    Fund/VA     Fund/VA
                          ------------- ------------ ----------- ----------- ---------- ---------- -----------
Assets
Investments in
 Oppenheimer Variable
 Account Funds, at fair
 value (note 2):
 Bond Fund/VA
  (11,600,900 shares;
  cost --
   $131,662,241)........  $ 130,046,087         --           --          --         --         --         --
 Capital Appreciation
  Fund/VA (8,234,732
  shares; cost --
   $328,923,934)........            --  301,226,488          --          --         --         --         --
 Aggressive Growth
  Fund/VA (4,809,102
  shares; cost --
   $284,083,190)........            --          --   195,826,647         --         --         --         --
 High Income Fund/VA
  (14,266,814 shares;
  cost --
   $144,904,288)........            --          --           --  121,838,594        --         --         --
 Multiple Strategies
  Fund/VA (5,885,540
  shares; cost --
   $92,928,859).........            --          --           --          --  90,637,320        --         --
Investments in
 Oppenheimer Variable
 Account Funds -- Class
 2 shares;
 at fair value (note 2):
 Global Securities
  Fund/VA (855,352
  shares; cost --
   $19,348,147).........            --          --           --          --         --  19,484,918        --
 Main Street Growth &
  Income Fund/VA
  (1,099,188 shares;
  cost -- $21,320,543)..            --          --           --          --         --         --  20,829,608
Receivable from
 affiliate..............            --          --           --          --         --         --         --
Receivable for units
 sold...................        183,211   1,239,513       48,451       9,858     52,688    479,802    225,572
                          ------------- -----------  ----------- ----------- ---------- ---------- ----------
 Total assets...........    130,229,298 302,466,001  195,875,098 121,848,452 90,690,008 19,964,720 21,055,180
                          ------------- -----------  ----------- ----------- ---------- ---------- ----------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..        132,564     248,020      175,680      90,274     71,981     10,260     13,827
Payable for units
 withdrawn..............      1,931,743      34,413       80,664     141,183      3,399        --         --
                          ------------- -----------  ----------- ----------- ---------- ---------- ----------
 Total liabilities......      2,064,307     282,433      256,344     231,457     75,380     10,260     13,827
                          ------------- -----------  ----------- ----------- ---------- ---------- ----------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $ 128,164,991 302,183,568  195,618,754 121,616,995 90,614,628 19,954,460 21,041,353
                          ============= ===========  =========== =========== ========== ========== ==========
Outstanding units: Type
 I......................        522,745     684,426    1,046,982     682,884    609,630        --         --
                          ============= ===========  =========== =========== ========== ========== ==========
Net asset value per
 unit: Type I...........  $       24.03       55.03        43.88       30.71      32.74        --         --
                          ============= ===========  =========== =========== ========== ========== ==========
Outstanding units: Type
 II.....................      3,460,570   3,602,443    2,697,267   2,829,310  1,710,953        --         --
                          ============= ===========  =========== =========== ========== ========== ==========
Net asset value per
 unit: Type II..........  $       23.22       53.17        42.40       29.67      31.63        --         --
                          ============= ===========  =========== =========== ========== ========== ==========
Outstanding units: Type
 III....................      2,996,459   5,813,569    3,160,573   1,565,613  1,253,764    797,433    684,833
                          ============= ===========  =========== =========== ========== ========== ==========
Net asset value per
 unit: Type III.........  $       10.72       11.19        10.16        9.61      11.55       9.21       8.85
                          ============= ===========  =========== =========== ========== ========== ==========
Outstanding units: Type
 IV.....................        290,069     735,051      337,019     178,281    190,985     86,595    140,805
                          ============= ===========  =========== =========== ========== ========== ==========
Net asset value per
 unit: Type IV..........  $       10.78       10.78         9.50        9.28      10.77       9.20       8.84
                          ============= ===========  =========== =========== ========== ========== ==========
Outstanding units: Type
 V......................            --          --           --          --         --         --         --
                          ============= ===========  =========== =========== ========== ========== ==========
Net asset value per
 unit: Type V...........  $         --          --           --          --         --         --         --
                          ============= ===========  =========== =========== ========== ========== ==========
Outstanding units: Type
 VI.....................            --          --           --          --         --   1,175,084  1,249,865
                          ============= ===========  =========== =========== ========== ========== ==========
Net asset value per
 unit: Type VI..........  $         --          --           --          --         --        8.14       7.98
                          ============= ===========  =========== =========== ========== ========== ==========
Outstanding units: Type
 VII....................            --          --           --          --         --     276,877    473,200
                          ============= ===========  =========== =========== ========== ========== ==========
Net asset value per
 unit: Type VII.........  $         --          --           --          --         --        8.12       7.95
                          ============= ===========  =========== =========== ========== ========== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                Variable Insurance     Variable Insurance Products Fund
                           Variable Insurance Products Fund      Products Fund II                     III
                         ------------------------------------ ----------------------- -----------------------------------
                                                                 Asset                 Growth &      Growth
                         Equity-Income   Growth     Overseas    Manager   Contrafund    Income    Opportunities  Mid Cap
                           Portfolio    Portfolio  Portfolio   Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
                         ------------------------- ---------- ----------- ----------- ----------- ------------- ---------
Investments in Variable Insurance
 Products Fund, at fair value (note
 2):
 Equity-Income
  Portfolio (25,664,825
  shares; cost --
   $577,901,893).......  $ 583,874,764         --         --          --          --          --          --        --
 Growth Portfolio
  (13,886,977 shares;
  cost --
   $569,404,055).......            --  466,741,285        --          --          --          --          --        --
 Overseas Portfolio
  (4,728,772 shares;
  cost --
   $86,181,753)........            --          --  65,635,357         --          --          --          --        --
Investments in Variable Insurance
 Products Fund II, at fair value (note
 2):
 Asset Manager
  Portfolio (19,141,528
  shares; cost --
   $297,401,103).......            --          --         --  277,743,572         --          --          --        --
 Contrafund Portfolio
  (20,142,862 shares;
  cost --
   $448,372,982).......            --          --         --          --  405,475,814         --          --        --
Investments in Variable Insurance
 Products Fund III, at fair value
 (note 2):
 Growth & Income
  Portfolio (9,648,410
  shares;
  cost --
   $145,248,478).......            --          --         --          --          --  127,262,532         --        --
 Growth Opportunities
  Portfolio (3,862,164
  shares;
  cost --
   $77,673,465)........            --          --         --          --          --          --   58,434,546       --
 Mid Cap Portfolio
  (1,111 shares;
  cost -- $21,239).....            --          --         --          --          --          --          --     21,784
Receivable from
 affiliate.............            --       17,176          1         --       31,573         --          --        --
Receivable for units
 sold..................         47,053      60,376      8,315         403     114,115      11,335      27,379       --
                         ------------- ----------- ---------- ----------- ----------- -----------  ----------    ------
 Total assets..........    583,921,817 466,818,837 65,643,673 277,743,975 405,621,502 127,273,867  58,461,925    21,784
                         ------------- ----------- ---------- ----------- ----------- -----------  ----------    ------
Liabilities
Accrued expenses
 payable to affiliate
 (note 4)..............        501,050     243,651     53,723     179,339     255,908     113,088      58,581         5
Payable for units
 withdrawn.............      1,641,975   3,052,549  2,449,600     103,908     144,644      48,961      98,125       --
                         ------------- ----------- ---------- ----------- ----------- -----------  ----------    ------
 Total liabilities.....      2,143,025   3,296,200  2,503,323     283,247     400,552     162,049     156,706         5
                         ------------- ----------- ---------- ----------- ----------- -----------  ----------    ------
Net assets attributable
 to variable deferred
 annuity
 contractholders.......  $ 581,778,792 463,522,637 63,140,350 277,460,728 405,220,950 127,111,818  58,305,219    21,779
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Outstanding units: Type
 I.....................      2,514,863   1,923,051  1,258,600   6,746,394   1,463,180     346,968     220,327       --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Net asset value per
 unit: Type I..........  $       43.63       52.86      20.72       27.58       25.87       14.71       10.83       --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Outstanding units: Type
 II....................      9,234,283   4,744,104  1,347,035   2,740,751  10,463,953   5,388,110   3,701,867       --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Net asset value per
 unit: Type II.........  $       42.16       51.08      20.02       26.75       25.42       14.54       10.70       --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Outstanding units: Type
 III...................      6,973,887  12,207,225  1,013,208   1,657,965   9,684,799   4,216,916   2,034,188       --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Net asset value per
 unit: Type III........  $       10.64        9.04       8.53        9.65        9.33        9.11        7.12       --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Outstanding units: Type
 IV....................        917,825   1,048,860    179,907     220,652   1,229,421     607,616     268,664       --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Net asset value per
 unit: Type IV.........  $        9.30        8.76       8.07        9.43        8.96        8.54        6.79       --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Outstanding units: Type
 V.....................            --          --         --          --          --        6,651         194     2,055
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Net asset value per
 unit: Type V..........  $         --          --         --          --          --         8.97        7.54     10.60
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Outstanding units: Type
 VI....................            --          --         --          --          --          --          --        --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Net asset value per
 unit: Type VI.........  $         --          --         --          --          --          --          --        --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Outstanding units: Type
 VII...................            --          --         --          --          --          --          --        --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Net asset value per
 unit: Type VII........  $         --          --         --          --          --          --          --        --
                         ============= =========== ========== =========== =========== ===========  ==========    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                  Variable Insurance
                            Variable Insurance    Products Fund II --  Variable Insurance
                             Products Fund --                         Products Fund III --
                              Service Class 2       Service Class 2      Service Class 2
                          ----------------------- ------------------- ---------------------
                            Equity-                                    Growth &
                             Income      Growth       Contrafund        Income    Mid Cap
                           Portfolio   Portfolio       Portfolio      Portfolio  Portfolio
                          ------------ ---------- ------------------- ---------- ----------
Assets
Investments in Variable
 Insurance Products
 Fund -- Service Class
 2, at fair value (note
 2):
 Equity-Income Portfolio
  (1,482,622 shares;
  cost -- $33,552,226)..  $ 33,492,435        --             --                         --
 Growth Portfolio
  (880,067 shares;
  cost -- $30,608,892)..           --  29,341,419            --              --
Investments in Variable
 Insurance Products Fund
 II -- Service Class 2,
 at fair value (note 2):
 Contrafund Portfolio
  (1,308,270 shares;
  cost -- $26,826,072)..           --         --      26,165,400             --         --
Investments in Variable
 Insurance Products Fund
 III -- Service Class 2,
 at fair value (note 2):
 Growth & Income
  Portfolio (972,304
  shares; cost --
  $12,825,477)..........           --         --             --       12,708,012        --
 Mid Cap Portfolio
  (1,626,263 shares;
  cost -- $30,399,344)..           --         --             --              --  31,695,863
Receivable from
 affiliate..............           --         --             --              --         --
Receivable for units
 sold...................       197,486     98,336        100,131         133,104    548,113
                          ------------ ----------     ----------      ---------- ----------
 Total assets...........    33,689,921 29,439,755     26,265,531      12,841,116 32,243,976
                          ------------ ----------     ----------      ---------- ----------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..        17,166     15,386         13,608           6,702     16,121
Payable for units
 withdrawn..............           --         --             436             --         --
                          ------------ ----------     ----------      ---------- ----------
 Total liabilities......        17,166     15,386         14,044           6,702     16,121
                          ------------ ----------     ----------      ---------- ----------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $ 33,672,755 29,424,369     26,251,487      12,834,414 32,227,855
                          ============ ==========     ==========      ========== ==========
Outstanding units: Type
 I......................           --         --             --              --         --
                          ============ ==========     ==========      ========== ==========
Net asset value per
 unit: Type I...........  $        --         --             --              --         --
                          ============ ==========     ==========      ========== ==========
Outstanding units: Type
 II.....................           --         --             --              --         --
                          ============ ==========     ==========      ========== ==========
Net asset value per
 unit: Type II..........  $        --         --             --              --         --
                          ============ ==========     ==========      ========== ==========
Outstanding units: Type
 III....................     1,400,128  1,258,983      1,052,251         500,280    923,291
                          ============ ==========     ==========      ========== ==========
Net asset value per
 unit: Type III.........  $       9.80       7.97           8.87            8.98      10.26
                          ============ ==========     ==========      ========== ==========
Outstanding units: Type
 IV.....................       124,443    272,129        215,181         103,917     82,604
                          ============ ==========     ==========      ========== ==========
Net asset value per
 unit: Type IV..........  $       9.79       7.97           8.87            8.97      10.26
                          ============ ==========     ==========      ========== ==========
Outstanding units: Type
 V......................           --         --             --              --         --
                          ============ ==========     ==========      ========== ==========
Net asset value per
 unit: Type V...........  $        --         --             --              --         --
                          ============ ==========     ==========      ========== ==========
Outstanding units: Type
 VI.....................     1,247,800  1,934,977      1,382,517         566,471  1,749,762
                          ============ ==========     ==========      ========== ==========
Net asset value per
 unit: Type VI..........  $      10.31       6.79           8.08            8.76      10.18
                          ============ ==========     ==========      ========== ==========
Outstanding units: Type
 VII....................       570,855    603,088        476,256         280,032    403,825
                          ============ ==========     ==========      ========== ==========
Net asset value per
 unit: Type VII.........  $      10.28       6.77           8.06            8.74      10.14
                          ============ ==========     ==========      ========== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                                      Federated Insurance
                                                                       Series -- Service
                               Federated Insurance Series                   Shares           Alger American Fund
                    ------------------------------------------------- ------------------- --------------------------
                                                        International
                      American      High                    Small            High             Small       LargeCap
                      Leaders    Income Bond  Utility      Company        Income Bond     Capitalization   Growth
                      Fund II      Fund II    Fund II      Fund II          Fund II         Portfolio     Portfolio
                    ------------ ----------- ---------- ------------- ------------------- -------------- -----------
 Assets
 Investments in
 Federated
 Insurance Series,
 at fair value
 (note 2):
 American Leaders
 Fund II
 (5,353,922
 shares; cost --
  $106,223,990)...  $103,063,004        --          --          --               --                --            --
 High Income Bond
 Fund II
 (7,380,544
 shares; cost --
  $61,597,854)....           --  56,977,797         --          --               --                --            --
 Utility Fund II
 (4,420,853
 shares; cost --
  57,584,779).....           --         --   45,844,242                          --                --            --
 International
 Small Company
 Fund II (321,543
 shares; cost --
  $1,909,673).....           --         --          --    1,784,565                                --            --
 Investments in
 Federated
 Insurance
 Series -- Service
 Shares, at fair
 value (note 2):
 High Income Bond
 Fund II (943,222
 shares; cost --
  $7,412,368).....           --         --          --          --         7,281,671               --            --
 Investments in
 Alger American
 Fund, at fair
 value (note 2):
 Small
 Capitalization
 Portfolio
 (5,666,829
 shares; cost --
  $148,930,278)...           --         --          --          --               --         93,786,022           --
 LargeCap Growth
 Portfolio
 (7,659,071
 shares; cost --
  $391,294,692)...           --         --          --          --               --                --    281,624,042
 Investments in
 PBHG Insurance
 Series Fund,
 Inc., at fair
 value (note 2):
 PBHG Large Cap
 Growth Portfolio
 (2,463,062
 shares; cost --
 $59,458,461).....           --         --          --          --               --                --            --
 PBHG Growth II
 Portfolio
 (2,674,761
 shares; cost --
  $31,934,956)....           --         --          --          --               --                --            --
 Receivable from
 affiliate........           --         --          --          --               --                --            --
 Receivable for
 units sold.......        29,799  2,065,346         219       5,725           36,060           333,380     3,204,755
                    ------------ ----------  ----------   ---------        ---------        ----------   -----------
  Total assets....   103,092,803 59,043,143  45,844,461   1,790,290        7,317,731        94,119,402   284,828,797
                    ------------ ----------  ----------   ---------        ---------        ----------   -----------
 Liabilities
 Accrued expenses
 payable to
 affiliate (note
 4)...............        91,529     54,961      43,224         947            3,718            97,158       224,823
 Payable for units
 withdrawn........           241      3,072     172,900     473,620            1,158            19,202         5,612
                    ------------ ----------  ----------   ---------        ---------        ----------   -----------
 Total
 liabilities......        91,770     58,033     216,124     474,567            4,876           116,360       230,435
                    ------------ ----------  ----------   ---------        ---------        ----------   -----------
 Net assets
 attributable to
 variable deferred
 annuity
 contractholders..  $103,001,033 58,985,110  45,628,337   1,315,723        7,312,855        94,003,042   284,598,362
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Outstanding
 units: Type I....       294,487    214,386     202,066         --               --            642,187       723,585
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Net asset value
 per unit: Type
 I................  $      17.01      13.98       14.67         --               --               8.64         19.07
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Outstanding
 units: Type II...     4,307,323  2,986,440   2,347,057         --               --          7,002,914     9,078,703
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Net asset value
 per unit: Type
 II...............  $      16.77      13.74       14.41         --               --               8.50         18.77
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Outstanding
 units: Type III..     2,224,709  1,497,811     988,491      60,091          309,175         3,603,281     9,699,706
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Net asset value
 per unit: Type
 III..............  $       9.98       8.85        7.95        6.97             9.96              7.03          9.11
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Outstanding
 units: Type IV...       397,695    197,752     129,702      16,924           45,977           528,445     1,392,133
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Net asset value
 per unit: Type
 IV...............  $       8.94       8.59        7.59        6.96             9.96              6.81          8.64
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Outstanding
 units: Type V....           --         --          --          --               --                --            --
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Net asset value
 per unit: Type
 V................  $        --         --          --          --               --                --            --
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Outstanding
 units: Type VI...           --         --          --      111,247          267,415               --            --
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Net asset value
 per unit: Type
 VI...............  $        --         --          --         5.78             9.19               --            --
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Outstanding
 units: Type VII..           --         --          --       23,627          143,887               --            --
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Net asset value
 per unit: Type
 VII..............  $        --         --          --         5.76             9.16               --            --
                    ============ ==========  ==========   =========        =========        ==========   ===========
                    PBHG Insurance Series
                         Fund, Inc.
                    ---------------------
                       PBHG
                    Large Cap     PBHG
                      Growth   Growth II
                    Portfolio  Portfolio
                    ---------- ----------
 Assets
 Investments in
 Federated
 Insurance Series,
 at fair value
 (note 2):
 American Leaders
 Fund II
 (5,353,922
 shares; cost --
  $106,223,990)...         --         --
 High Income Bond
 Fund II
 (7,380,544
 shares; cost --
  $61,597,854)....         --         --
 Utility Fund II
 (4,420,853
 shares; cost --
  57,584,779).....         --         --
 International
 Small Company
 Fund II (321,543
 shares; cost --
  $1,909,673).....         --         --
 Investments in
 Federated
 Insurance
 Series -- Service
 Shares, at fair
 value (note 2):
 High Income Bond
 Fund II (943,222
 shares; cost --
  $7,412,368).....         --         --
 Investments in
 Alger American
 Fund, at fair
 value (note 2):
 Small
 Capitalization
 Portfolio
 (5,666,829
 shares; cost --
  $148,930,278)...         --         --
 LargeCap Growth
 Portfolio
 (7,659,071
 shares; cost --
  $391,294,692)...         --         --
 Investments in
 PBHG Insurance
 Series Fund,
 Inc., at fair
 value (note 2):
 PBHG Large Cap
 Growth Portfolio
 (2,463,062
 shares; cost --
 $59,458,461).....  43,349,891        --
 PBHG Growth II
 Portfolio
 (2,674,761
 shares; cost --
  $31,934,956)....         --  30,064,309
 Receivable from
 affiliate........         --         --
 Receivable for
 units sold.......      28,718    113,099
                    ---------- ----------
  Total assets....  43,378,609 30,177,408
                    ---------- ----------
 Liabilities
 Accrued expenses
 payable to
 affiliate (note
 4)...............      59,986     24,240
 Payable for units
 withdrawn........         127    218,817
                    ---------- ----------
 Total
 liabilities......      60,113    243,057
                    ---------- ----------
 Net assets
 attributable to
 variable deferred
 annuity
 contractholders..  43,318,496 29,934,351
                    ========== ==========
 Outstanding
 units: Type I....     193,697    274,022
                    ========== ==========
 Net asset value
 per unit: Type
 I................       17.08      10.83
                    ========== ==========
 Outstanding
 units: Type II...   2,370,270  2,517,899
                    ========== ==========
 Net asset value
 per unit: Type
 II...............       16.88      10.71
                    ========== ==========
 Outstanding
 units: Type III..         --         --
                    ========== ==========
 Net asset value
 per unit: Type
 III..............         --         --
                    ========== ==========
 Outstanding
 units: Type IV...         --         --
                    ========== ==========
 Net asset value
 per unit: Type
 IV...............         --         --
                    ========== ==========
 Outstanding
 units: Type V....         --         --
                    ========== ==========
 Net asset value
 per unit: Type
 V................         --         --
                    ========== ==========
 Outstanding
 units: Type VI...         --         --
                    ========== ==========
 Net asset value
 per unit: Type
 VI...............         --         --
                    ========== ==========
 Outstanding
 units: Type VII..         --         --
                    ========== ==========
 Net asset value
 per unit: Type
 VII..............         --         --
                    ========== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                                Janus Aspen Series
                         ------------------------------------------------------------------------------------------------
                          Aggressive               Worldwide               Flexible  International   Capital     Equity
                            Growth      Growth      Growth     Balanced     Income      Growth     Appreciation  Income
                          Portfolio    Portfolio   Portfolio   Portfolio  Portfolio    Portfolio    Portfolio   Portfolio
                         ------------ ----------- ----------- ----------- ---------- ------------- ------------ ---------
Assets
Investments in Janus
 Aspen Series, at fair
 value (note 2):
 Aggressive Growth
  Portfolio (11,438,599
  shares;
  cost --
   $515,476,264).......  $251,420,415         --          --          --         --           --           --       --
 Growth Portfolio
  (23,638,622 shares;
  cost --
   $614,896,850).......           --  469,935,813         --          --         --           --           --       --
 Worldwide Growth
  Portfolio (20,673,028
  shares;
  cost --
   $722,824,258).......           --          --  590,008,220         --         --           --           --       --
 Balanced Portfolio
  (24,635,625 shares;
  cost --
   $595,501,893).......           --          --          --  556,026,046        --           --           --       --
 Flexible Income
  Portfolio (7,452,633
  shares; cost --
  $87,803,513).........           --          --          --          --  86,897,706          --           --       --
 International Growth
  Portfolio (7,349,954
  shares;
  cost --
   $210,569,791).......           --          --          --          --         --   172,503,431          --
 Capital Appreciation
  Portfolio (13,591,530
  shares;
  cost --
   $377,265,526).......           --          --          --          --         --           --   281,616,509      --
 Equity Income
  Portfolio (146
  shares; cost --
   $2,661).............           --          --          --          --         --           --           --     2,374
Receivable from
 affiliate.............           --          --          --          --          95            4          --       --
Receivable for units
 sold..................       223,658          12         --      378,013      1,632          --     3,107,410      --
                         ------------ ----------- ----------- ----------- ----------  -----------  -----------    -----
 Total assets..........   251,644,073 469,935,825 590,008,220 556,404,059 86,899,433  172,503,435  284,723,919    2,374
                         ------------ ----------- ----------- ----------- ----------  -----------  -----------    -----
Liabilities
Accrued expenses
 payable to affiliate
 (note 4)..............       245,084     390,490     473,742     450,895     51,004      144,251      212,010        1
Payable for units
 withdrawn.............       110,953     430,420     270,503     332,644     44,010    7,876,127       43,386      --
                         ------------ ----------- ----------- ----------- ----------  -----------  -----------    -----
 Total liabilities.....       356,037     820,910     744,245     783,539     95,014    8,020,378      255,396        1
                         ------------ ----------- ----------- ----------- ----------  -----------  -----------    -----
Net assets attributable
 to variable deferred
 annuity
 contractholders.......  $251,288,036 469,114,915 589,263,975 555,620,520 86,804,419  164,483,057  284,468,523    2,373
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Outstanding units: Type
 I.....................     1,019,009   2,307,263   2,399,672   1,775,829    395,265      594,436      575,386      --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Net asset value per
 unit: Type I..........  $      24.16       22.97       30.58       22.31      15.17        18.02        20.25      --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Outstanding units: Type
 II....................     5,965,824  12,018,045  13,140,429  15,654,099  3,772,527    5,720,325    7,276,570      --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Net asset value per
 unit: Type II.........  $      23.67       22.50       29.95       21.96      14.93        17.77        20.02      --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Outstanding units: Type
 III...................     9,149,067  15,640,723  11,168,696  14,470,083  2,013,676    4,093,422   12,492,110      --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Net asset value per
 unit: Type III........  $       8.38        8.39        9.69       10.78      11.06        10.70         9.36      --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Outstanding units: Type
 IV....................     1,217,251   1,819,775   1,487,500   1,591,602    200,610      784,857    1,245,067      --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Net asset value per
 unit: Type IV.........  $       7.22        7.96        9.48       10.21      10.98        10.60         8.20      --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Outstanding units: Type
 V.....................           --          --          --          --         941          320          649      287
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Net asset value per
 unit: Type V..........  $        --          --          --          --       11.13         6.38         6.67     8.27
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Outstanding units: Type
 VI....................           --          --          --          --         --           --           --       --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Net asset value per
 unit: Type VI.........  $        --          --          --          --         --           --           --       --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Outstanding units: Type
 VII...................           --          --          --          --         --           --           --       --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Net asset value per
 unit: Type VII........  $        --          --          --          --         --           --           --       --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                      Janus Aspen Series -- Service Shares
                         ----------------------------------------------------------------------------------------------
                         Global Life    Global   Aggressive              Capital    Worldwide  International
                           Sciences   Technology   Growth     Growth   Appreciation   Growth      Growth      Balanced
                          Portfolio   Portfolio  Portfolio  Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
                         ------------ ---------- ---------- ---------- ------------ ---------- ------------- ----------
Assets
Investments in Janus
 Aspen Series --
  Service Shares, at
 fair value (note 2):
 Global Life Sciences
  Portfolio (3,658,355
  shares;
  cost --
   $29,446,663)........  $ 28,352,253        --         --         --          --          --          --           --
 Global Technology
  Portfolio (5,529,800
  shares;
  cost --
   $33,402,760)........           --  22,561,582        --         --          --          --          --           --
 Aggressive Growth
  Portfolio (602,870
  shares;
  cost --
   $15,983,705)........           --         --  13,100,362        --          --          --          --           --
 Growth Portfolio
  (1,117,998 shares;
  cost --
   $25,282,190)........           --         --         --  22,091,640         --          --          --           --
 Capital Appreciation
  Portfolio (899,331
  shares;
  cost --
   $20,775,716)........           --         --         --         --   18,499,243         --          --           --
 Worldwide Growth
  Portfolio (869,581
  shares;
  cost --
   $27,475,729)........           --         --         --         --          --   24,678,713         --           --
 International Growth
  Portfolio (685,150
  shares;
  cost --
   $16,544,938)........           --         --         --         --          --          --   15,963,996          --
 Balanced Portfolio
  (2,201,670 shares;
  cost --
   $52,227,669)........           --         --         --         --          --          --          --    51,320,924
Receivable from
 affiliate.............           --         --         --         --          --          --            7          --
Receivable for units
 sold..................        22,730    143,021     50,217    151,420     106,957     174,092      29,098      327,113
                         ------------ ---------- ---------- ----------  ----------  ----------  ----------   ----------
 Total assets..........    28,374,983 22,704,603 13,150,579 22,243,060  18,606,200  24,852,805  15,993,101   51,648,037
                         ------------ ---------- ---------- ----------  ----------  ----------  ----------   ----------
Liabilities
Accrued expenses
 payable to affiliate
 (note 4)..............        14,506     13,029      7,141     11,853       9,856      13,063       8,927       26,565
Payable for units
 withdrawn.............        34,681      1,489        --         --          --          --    4,200,320          --
                         ------------ ---------- ---------- ----------  ----------  ----------  ----------   ----------
 Total liabilities.....        49,187     14,518      7,141     11,853       9,856      13,063   4,209,247       26,565
                         ------------ ---------- ---------- ----------  ----------  ----------  ----------   ----------
Net assets attributable
 to variable deferred
 annuity
 contractholders.......  $ 28,325,796 22,690,085 13,143,438 22,231,207  18,596,344  24,839,742  11,783,854   51,621,472
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Outstanding units: Type
 I.....................       200,905    150,593        --         --          --          --          --           --
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Net asset value per
 unit: Type I..........  $       9.42       4.22        --         --          --          --          --           --
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Outstanding units: Type
 II....................     1,018,589  1,801,374        --         --          --          --          --           --
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Net asset value per
 unit: Type II.........  $       9.38       4.21        --         --          --          --          --           --
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Outstanding units: Type
 III...................     1,091,617  2,037,391    595,649    839,635     543,083     793,669     484,214    1,718,954
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Net asset value per
 unit: Type III........  $       9.36       4.20       5.88       7.20        7.79        7.58        7.54         9.57
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Outstanding units: Type
 IV....................       154,798    275,684     46,629    121,973      96,923     227,777      48,624      236,619
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Net asset value per
 unit: Type IV.........  $       9.35       4.19       5.88       7.19        7.79        7.58        7.53         9.57
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Outstanding units: Type
 V.....................           --         --         --         --          --          --          --           --
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Net asset value per
 unit: Type V..........  $         --        --         --         --          --          --          --           --
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Outstanding units: Type
 VI....................       490,003    972,418  1,979,778  1,965,673   1,732,144   2,117,193   1,007,056    2,682,847
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Net asset value per
 unit: Type VI.........  $       8.79       4.11       3.96       6.16        6.50        6.23        6.11         9.01
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Outstanding units: Type
 VII...................       103,526    185,853    386,562    521,222     362,926     629,158     264,963      972,626
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Net asset value per
 unit: Type VII........  $       8.76       4.10       3.95       6.14        6.48        6.21        6.09         8.98
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                           Goldman Sachs Variable          Salomon Brothers
                              Insurance Trust         Variable Series Funds Inc.
                          ------------------------ --------------------------------
                                         Mid Cap                           Total
                           Growth and     Value    Strategic  Investors    Return
                          Income Fund     Fund     Bond Fund     Fund       Fund
                          ------------ ----------- ---------- ---------- ----------
Assets
Investments in Goldman
 Sachs Variable
 Insurance Trust, at
 fair value (note 2):
 Growth and Income Fund
  (1,940,304 shares;
  cost -- $19,745,856)..  $ 18,103,039         --         --         --         --
 Mid Cap Value Fund
  (12,949,875 shares;
  cost --
   $139,556,527)........           --  146,204,085        --         --         --
Investments in Salomon
 Brothers Variable
 Series Funds Inc., at
 fair value (note 2):
 Strategic Bond Fund
  (2,859,627 shares;
  cost -- $28,944,213)..           --          --  28,653,465        --         --
 Investors Fund
  (5,337,782 shares;
  cost -- $70,194,545)..           --          --         --  68,270,227        --
 Total Return Fund
  (1,488,749 shares;
  cost -- $15,693,036)..           --          --         --         --  15,468,099
Receivable from
 affiliate..............           --          --         --         --         --
Receivable for units
 sold...................        56,487   1,795,691      5,397        --       1,601
                          ------------ ----------- ---------- ---------- ----------
 Total assets...........    18,159,526 147,999,776 28,658,862 68,270,227 15,469,700
                          ------------ ----------- ---------- ---------- ----------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..        12,353      82,743     15,059     35,418      8,565
Payable for units
 withdrawn..............         6,434     104,696  1,331,425  3,964,214        465
                          ------------ ----------- ---------- ---------- ----------
 Total liabilities......        18,787     187,439  1,346,484  3,999,632      9,030
                          ------------ ----------- ---------- ---------- ----------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $ 18,140,739 147,812,337 27,312,378 64,270,595 15,460,670
                          ============ =========== ========== ========== ==========
Outstanding units: Type
 I......................        77,071     603,789     71,246    304,116     30,465
                          ============ =========== ========== ========== ==========
Net asset value per
 unit: Type I...........  $       7.80       12.04      11.39      14.47      11.12
                          ============ =========== ========== ========== ==========
Outstanding units: Type
 II.....................     1,149,638   5,607,364  1,168,074  1,905,832    598,880
                          ============ =========== ========== ========== ==========
Net asset value per
 unit: Type II..........  $       7.73       11.93      11.30      14.35      11.03
                          ============ =========== ========== ========== ==========
Outstanding units: Type
 III....................       831,759   4,778,066  1,091,102  2,548,515    780,272
                          ============ =========== ========== ========== ==========
Net asset value per
 unit: Type III.........  $       8.74       14.26      11.01      11.76      10.29
                          ============ =========== ========== ========== ==========
Outstanding units: Type
 IV.....................       173,565     436,048    118,221    239,512     49,020
                          ============ =========== ========== ========== ==========
Net asset value per
 unit: Type IV..........  $       7.97       12.64      10.90      10.65       9.94
                          ============ =========== ========== ========== ==========
Outstanding units: Type
 V......................           --          --         --         --         --
                          ============ =========== ========== ========== ==========
Net asset value per
 unit: Type V...........  $        --          --         --         --         --
                          ============ =========== ========== ========== ==========
Outstanding units: Type
 VI.....................           --          --         --         --         --
                          ============ =========== ========== ========== ==========
Net asset value per
 unit: Type VI..........  $        --          --         --         --         --
                          ============ =========== ========== ========== ==========
Outstanding units: Type
 VII....................           --          --         --         --         --
                          ============ =========== ========== ========== ==========
Net asset value per
 unit: Type VII.........  $        --          --         --         --         --
                          ============ =========== ========== ========== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                       AIM Variable Insurance Funds
                   -----------------------------------------------------------------------------------------------------
                     AIM V.I.    AIM V.I.                                       AIM V.I.   AIM V.I. AIM V.I.   AIM V.I.
                     Capital    Aggressive    AIM V.I.    AIM V.I.               Capital   Growth &  Global   Government
                   Appreciation   Growth   New Technology  Growth    AIM V.I.  Development  Income  Utilities Securities
                       Fund        Fund         Fund        Fund    Value Fund    Fund       Fund     Fund       Fund
                   ------------ ---------- -------------- --------- ---------- ----------- -------- --------- ----------
Investments in AIM Variable
 Insurance Funds, at fair value
 (note 2):
 AIM V.I. Capital
  Appreciation
  Fund (735,621
  shares;
  cost --
   $17,385,839)..  $ 15,977,692     --            --            --         --       --        --        --        --
 AIM V.I.
  Aggressive
  Growth Fund
  (836 shares;
  cost --
   $8,627).......           --    9,033           --            --         --       --        --        --        --
 AIM V.I. New
  Technology Fund
  (12,700 shares;
  cost --
   $80,609)......           --      --         53,465           --         --       --        --        --        --
 AIM V.I. Growth
  Fund (475,643
  shares;
  cost --
   $9,070,057)...           --      --            --      7,786,269        --       --        --        --        --
 AIM V.I. Value
  Fund (1,452,479
  shares;
  cost --
   $35,962,445)..           --      --            --            --  33,915,394      --        --        --        --
 AIM V.I. Capital
  Development
  Fund (411
  shares;
  cost --
   $4,878).......           --      --            --            --         --     4,903       --        --        --
 AIM V.I. Growth
  & Income Fund
  (13 shares;
  cost -- $266)..           --      --            --            --         --       --        271       --        --
 AIM V.I. Global
  Utilities Fund
  (78 shares;
  cost -- $465)..           --      --            --            --         --       --        --      1,051       --
 AIM V.I.
  Government
  Securities Fund
  (788 shares;
  cost --
   $9,041).......           --      --            --            --         --       --        --        --      9,090
Receivable from
 affiliate.......           --      --            --            --         --       --        --        --        --
Receivable for
 units sold......        11,854     --            --         28,365    146,318      --        --        --        --
                   ------------   -----        ------     --------- ----------    -----      ----     -----     -----
 Total assets....    15,989,546   9,033        53,465     7,814,634 34,061,712    4,903       271     1,051     9,090
                   ------------   -----        ------     --------- ----------    -----      ----     -----     -----
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)..............         8,896       2            18         4,200     18,043        1         1         1         2
Payable for units
 withdrawn.......       188,395     --            --            384        --       --        --        --        --
                   ------------   -----        ------     --------- ----------    -----      ----     -----     -----
 Total
  liabilities....       197,291       2            18         4,584     18,043        1         1         1         2
                   ------------   -----        ------     --------- ----------    -----      ----     -----     -----
Net assets
 attributable to
 variable
 deferred annuity
 contractholders.. $ 15,792,255   9,031        53,447     7,810,050 34,043,669    4,902       270     1,050     9,088
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Outstanding
 units: Type I...           --      --            --            --         --       --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Net asset value
 per unit: Type
 I...............  $        --      --            --            --         --       --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Outstanding
 units: Type II..           --      --            --            --         --       --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Net asset value
 per unit: Type
 II..............  $        --      --            --            --         --       --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Outstanding
 units: Type
 III.............       711,998     --            --        256,780  1,239,767      --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Net asset value
 per unit: Type
 III.............  $       7.57     --            --           6.58       8.70      --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Outstanding
 units: Type IV..        80,573     --            --         29,164    165,666      --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Net asset value
 per unit: Type
 IV..............  $       7.56     --            --           6.57       8.70      --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Outstanding
 units: Type V...         1,177   1,322        15,314           --         --       506        39       153       822
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Net asset value
 per unit: Type
 V...............  $       6.33    6.83          3.49           --         --      9.68      6.97      6.87     11.05
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Outstanding
 units: Type VI..     1,178,042     --            --        860,251  2,168,360      --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Net asset value
 per unit: Type
 VI..............  $       6.17     --            --           4.90       7.31      --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Outstanding
 units: Type
 VII.............       409,321     --            --        351,148    818,340      --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Net asset value
 per unit: Type
 VII.............  $       6.15     --            --           4.88       7.29      --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                    MFS Variable Insurance Trust                  Dreyfus
                            --------------------------------------------- -----------------------
                                                                            Dreyfus
                                                                          Investment  The Dreyfus
                                MFS         MFS                           Portfolios-  Socially
                             Investors   Investors   MFS New      MFS      Emerging   Responsible
                            Growth Stock   Trust    Discovery   Utility     Markets     Growth
                               Series      Series     Series     Series    Portfolio  Fund, Inc.
                            ------------ ---------- ---------- ---------- ----------- -----------
Investments in MFS
 Variable Insurance Trust,
 at fair value (note 2):
 MFS Investors Growth
  Stock Series (1,645,894
  shares; cost--
  $17,473,236)............  $ 15,915,799        --         --         --         --          --
 MFS Investors Trust
  Series (628,460 shares;
  cost--$11,129,072).........        --  10,734,096        --         --         --          --
 MFS New Discovery Series
  (756,576 shares; cost--
  $11,152,565)............           --         --  11,515,089        --         --          --
 MFS Utility Series
  (886,647 shares; cost--
  $16,465,741)............           --         --         --  14,097,690        --          --
Investments in Dreyfus, at
 fair value (note 2)
 Dreyfus Investment
  Portfolios-Emerging
  Markets Portfolio
  (303,096 shares; cost--
  $2,785,501).............           --         --         --         --   2,873,351         --
 The Dreyfus Socially
  Responsible Growth Fund,
  Inc. (218,202 shares;
  cost--$6,921,878).......           --         --         --         --         --    5,819,441
Receivable from
 affiliate................           --         --         --         --           2         --
Receivable for units
 sold.....................        64,363     34,982     25,716     44,548    351,264       4,526
                            ------------ ---------- ---------- ----------  ---------   ---------
 Total assets.............    15,980,162 10,769,078 11,540,805 14,142,238  3,224,617   5,823,967
                            ------------ ---------- ---------- ----------  ---------   ---------
Liabilities
Accrued expenses payable
 to affiliate (note 4)....         8,388      5,569      5,954      7,490      1,555       3,118
Payable for units
 withdrawn................           394        --         --         --         --          --
                            ------------ ---------- ---------- ----------  ---------   ---------
 Total liabilities........         8,782      5,569      5,954      7,490      1,555       3,118
                            ------------ ---------- ---------- ----------  ---------   ---------
Net assets attributable to
 variable deferred annuity
 contractholders..........  $ 15,971,380 10,763,509 11,534,851 14,134,748  3,223,062   5,820,849
                            ============ ========== ========== ==========  =========   =========
Outstanding units: Type
 I........................           --         --         --         --         --          --
                            ============ ========== ========== ==========  =========   =========
Net asset value per unit:
 Type I...................  $        --         --         --         --         --          --
                            ============ ========== ========== ==========  =========   =========
Outstanding units: Type
 II.......................           --         --         --         --         --          --
                            ============ ========== ========== ==========  =========   =========
Net asset value per unit:
 Type II..................  $        --         --         --         --         --          --
                            ============ ========== ========== ==========  =========   =========
Outstanding units: Type
 III......................       546,216    414,666    422,279    527,906     97,103      51,180
                            ============ ========== ========== ==========  =========   =========
Net asset value per unit:
 Type III.................  $       7.37       8.37       9.90       7.77      10.09        7.55
                            ============ ========== ========== ==========  =========   =========
Outstanding units: Type
 IV.......................        84,171     61,876     67,674     41,040     64,379      21,440
                            ============ ========== ========== ==========  =========   =========
Net asset value per unit:
 Type IV..................  $       7.36       8.36       9.90       7.76      10.09        7.55
                            ============ ========== ========== ==========  =========   =========
Outstanding units: Type
 V........................           --         --         --         --         --          --
                            ============ ========== ========== ==========  =========   =========
Net asset value per unit:
 Type V...................  $        --         --         --         --         --          --
                            ============ ========== ========== ==========  =========   =========
Outstanding units: Type
 VI.......................     1,370,095    591,306    643,039    973,433    150,127     675,418
                            ============ ========== ========== ==========  =========   =========
Net asset value per unit:
 Type VI..................  $       6.66       8.14       8.37       7.61       7.45        6.57
                            ============ ========== ========== ==========  =========   =========
Outstanding units: Type
 VII......................       331,541    241,953    155,938    303,903     63,965     127,492
                            ============ ========== ========== ==========  =========   =========
Net asset value per unit:
 Type VII.................  $       6.64       8.11       8.35       7.59       7.43        6.55
                            ============ ========== ========== ==========  =========   =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                             Rydex
                                                                           Variable    Alliance Variable Products
                                   PIMCO Variable Insurance Trust            Trust          Series Fund, Inc.
                          ------------------------------------------------ --------- -------------------------------
                                        Long-Term                 Total
                           Foreign   U.S. Government High Yield   Return             Growth and  Premier
                             Bond         Bond          Bond       Bond                Income     Growth    Quasar
                          Portfolio     Portfolio    Portfolio  Portfolio  OTC Fund  Portfolio  Portfolio  Portfolio
                          ---------- --------------- ---------- ---------- --------- ---------- ---------- ---------
Assets
Investments in PIMCO
 Variable Insurance
 Trust, at fair value
 (note 2):
 Foreign Bond Portfolio
  (267,560 shares;
  cost -- $2,583,699)...  $2,592,657          --            --         --        --         --         --        --
 Long-Term U.S.
  Government Bond
  Portfolio (2,199,169
  shares;
  cost -- $23,482,274)..         --    22,585,465           --         --        --         --         --        --
 High Yield Bond
  Portfolio (1,632,273
  shares; cost --
   $13,019,697).........         --           --     12,862,309        --        --         --         --
 Total Return Bond
  Portfolio (4,799,477
  shares; cost --
   $47,983,097).........         --           --            --  47,466,825                  --         --        --
Investments in Rydex
 Variable Trust, at fair
 value (note 2):
 OTC Fund (417,328
  shares; cost --
   $7,618,972)..........         --           --            --         --  6,176,459        --
Investments in Alliance
 Variable Products
 Series Fund Inc.,
 at fair value (note 2):
 Growth and Income
  Portfolio (2,796,980
  shares; cost --
   $62,383,124).........         --           --            --         --        --  61,617,463        --        --
 Premier Growth
  Portfolio (1,081,996
  shares; cost --
   $29,544,873).........         --           --            --         --        --         --  27,049,898       --
 Quasar Portfolio
  (439,588 shares;
  cost -- $4,380,596)...         --           --            --         --        --         --         --  4,387,087
Dividends Receivable....       7,820       83,609        81,314    135,713       --         --         --        --
Receivable from
 affiliate..............           2          --            --         --        --         --         --        --
Receivable for units
 sold...................      57,862      215,043       105,893    337,444    13,183    173,010    140,471     5,771
                          ----------   ----------    ---------- ---------- --------- ---------- ---------- ---------
 Total assets...........   2,658,341   22,884,117    13,049,516 47,939,982 6,189,642 61,790,473 27,190,369 4,392,858
                          ----------   ----------    ---------- ---------- --------- ---------- ---------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..       1,266       11,897         6,632     24,743     3,456     32,058     14,527     2,344
Payable for units
 withdrawn..............         --           --            --         --        --     219,884        --        --
                          ----------   ----------    ---------- ---------- --------- ---------- ---------- ---------
 Total liabilities......       1,266       11,897         6,632     24,743     3,456    251,942     14,527     2,344
                          ----------   ----------    ---------- ---------- --------- ---------- ---------- ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $2,657,075   22,872,220    13,042,884 47,915,239 6,186,186 61,538,531 27,175,842 4,390,514
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Outstanding units: Type
 I......................         --           --            --         --        --         --         --        --
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Net asset value per
 unit: Type I...........  $      --           --            --         --        --         --         --        --
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Outstanding units: Type
 II.....................         --           --            --         --        --         --         --        --
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Net asset value per
 unit: Type II..........  $      --           --            --         --        --         --         --        --
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Outstanding units: Type
 III....................     143,308      783,091       561,545  1,441,065   236,367  2,101,249    970,931   158,564
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Net asset value per
 unit: Type III.........  $    10.87        10.82         10.19      10.89      5.58      10.51       8.04      9.04
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Outstanding units: Type
 IV.....................      23,078      132,087        67,250    397,634    18,702    340,210     68,468     2,245
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Net asset value per
 unit: Type IV..........  $    10.86        10.81         10.18      10.88      5.58      10.50       8.03      9.03
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Outstanding units: Type
 V......................         --           --            --         --        --         --         --        --
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Net asset value per
 unit: Type V...........  $      --           --            --         --        --         --         --        --
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Outstanding units: Type
 VI.....................      60,992      734,864       455,975  1,662,057   985,138  2,564,812  2,070,574   332,400
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Net asset value per
 unit: Type VI..........  $    11.01        11.58         10.01      11.29      3.89      10.59       6.53      7.44
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Outstanding units: Type
 VII....................      16,136      386,285       207,597    810,937   239,875    825,837    813,964    62,503
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Net asset value per
 unit: Type VII.........  $    10.98        11.55          9.98      11.26      3.88      10.56       6.51      7.42
                          ==========   ==========    ========== ========== ========= ========== ========== =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                           Prudential Series Fund, Inc.,
                                    --------------------------------------------
                                     SP Prudential     SP Jennison    Prudential
                                     U.S. Emerging    International    Jennison
                                    Growth Portfolio Growth Portfolio Portfolio
                                    ---------------- ---------------- ----------
Assets
Investments in Prudential Series
 Fund, Inc., at fair value (note
 2):
 SP Prudential U.S. Emerging
  Growth Portfolio (11,920 shares;
  cost -- $84,502)................      $ 82,010             --            --
 SP Jennison International Growth
  Portfolio (3,167 shares; cost --
   $18,051).......................           --           17,195           --
 Prudential Jennsion Portfolio
  (2,184 shares; cost --
   $34,806).......................           --              --         40,294
Receivable from affiliate.........           --              --            --
Receivable for units sold.........           --              --            --
                                        --------          ------        ------
 Total assets.....................        82,010          17,195        40,294
                                        --------          ------        ------
Liabilities
Accrued expenses payable to
 affiliate (note 4)...............            42               8            21
Payable for units withdrawn.......           --              --            --
                                        --------          ------        ------
 Total liabilities................            42               8            21
                                        --------          ------        ------
Net assets attributable to
 variable deferred annuity
 contractholders..................      $ 81,968          17,187        40,273
                                        ========          ======        ======
Outstanding units: Type I.........           --              --            --
                                        ========          ======        ======
Net asset value per unit: Type I..      $    --              --            --
                                        ========          ======        ======
Outstanding units: Type II........           --              --            --
                                        ========          ======        ======
Net asset value per unit: Type
 II...............................      $    --              --            --
                                        ========          ======        ======
Outstanding units: Type III.......         9,251           2,313         4,587
                                        ========          ======        ======
Net asset value per unit: Type
 III..............................      $   8.86            7.43          8.78
                                        ========          ======        ======
Outstanding units: Type IV........           --              --            --
                                        ========          ======        ======
Net asset value per unit: Type
 IV...............................      $    --              --            --
                                        ========          ======        ======
Outstanding units: Type V.........           --              --            --
                                        ========          ======        ======
Net asset value per unit: Type V..      $    --              --            --
                                        ========          ======        ======
Outstanding units: Type VI........           --              --            --
                                        ========          ======        ======
Net asset value per unit: Type
 VI...............................      $    --              --            --
                                        ========          ======        ======
Outstanding units: Type VII.......           --              --            --
                                        ========          ======        ======
Net asset value per unit: Type
 VII..............................      $    --              --            --
                                        ========          ======        ======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           Statements of Operations

                                                                    GE Investments Funds, Inc.
                  --------------------------------------------------------------------------------------------------------------
                  S&P 500 Index  Money Market Total Return International   Real Estate   Global Income Mid-Cap Value
                      Fund           Fund         Fund      Equity Fund  Securities Fund     Fund       Equity Fund  Income Fund
                  -------------  ------------ ------------ ------------- --------------- ------------- ------------- -----------
                                                                   Year ended December 31, 2001
                  --------------------------------------------------------------------------------------------------------------
Investment
 income:
 Income --
   Ordinary
  dividends...... $  6,352,637    22,524,332    3,220,942      339,017      2,975,046           --       1,123,777    4,372,502
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............      396,880       693,568      153,211       18,005         46,116         3,072         70,425      134,472
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............    5,900,793     3,822,764    1,057,243      178,781        518,942        45,173        935,497      625,378
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............    2,332,737     3,211,456      498,385       98,881        180,319           --         658,056      292,652
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............      275,211       666,423       60,769       28,925         18,121           --          71,951       40,963
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............          228         5,802           17          281             88           --              79           86
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............      175,562       215,491          --           --             --            --          66,914          --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............       76,481        60,062          --           --             --            --          27,194          --
                  ------------    ----------   ----------   ----------      ---------      --------     ----------    ---------
Net investment
 income
 (expense).......   (2,805,255)   13,848,766    1,451,317       14,144      2,211,460       (48,245)      (706,339)   3,278,951
                  ------------    ----------   ----------   ----------      ---------      --------     ----------    ---------
Net realized and unrealized
 gain (loss) on
 investments:
 Net realized
  gain (loss)....  (27,829,368)          --    (1,039,644)  (8,717,479)     2,302,067      (205,182)     1,204,737    1,135,392
 Unrealized
  appreciation
  (depreciation)
  on
  investments....  (74,140,998)          --    (7,262,090)     575,436      1,789,059        62,272     (7,202,105)    (606,614)
 Capital gain
  distributions..    7,656,129           --     1,559,446      148,510        843,132           --       5,748,762          --
                  ------------    ----------   ----------   ----------      ---------      --------     ----------    ---------
Net realized and
 unrealized gain
 (loss) on
 investments.....  (94,314,237)          --    (6,742,288)  (7,993,533)     4,934,258      (142,910)      (248,606)     528,778
                  ------------    ----------   ----------   ----------      ---------      --------     ----------    ---------
Increase
 (decrease) in
 net assets from
 operations...... $(97,119,492)   13,848,766   (5,290,971)  (7,979,389)     7,145,718      (191,155)      (954,945)   3,807,729
                  ============    ==========   ==========   ==========      =========      ========     ==========    =========
                  U.S. Equity Fund
                  ----------------
Investment
 income:
 Income --
   Ordinary
  dividends......       576,370
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............        22,106
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............       468,235
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............       511,438
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............        43,138
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............           153
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............        33,676
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............        31,879
                  ----------------
Net investment
 income
 (expense).......      (534,255)
                  ----------------
Net realized and unrealized
 gain (loss) on
 investments:
 Net realized
  gain (loss)....    (3,036,955)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....    (4,418,280)
 Capital gain
  distributions..       309,317
                  ----------------
Net realized and
 unrealized gain
 (loss) on
 investments.....    (7,145,918)
                  ----------------
Increase
 (decrease) in
 net assets from
 operations......    (7,680,173)
                  ================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    GE Investments Funds, Inc. (Continued)
                               ------------------------------------------------
                               Premier Growth                   Small-Cap Value
                                Equity Fund   Value Equity Fund   Equity Fund
                               -------------- ----------------- ---------------
                                         Year ended December 31, 2001
                               ------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends...................  $    78,178         49,054            61,182
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses --
   Type I (note 4)............        9,924            --                --
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses --
   Type II (note 4)...........      314,352            --                --
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses --
   Type III (note 4)..........      673,723         22,885            45,454
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses --
   Type IV (note 4)...........       55,494          6,004             3,254
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses --
   Type V (note 4)............           18            --                --
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses --
   Type VI (note 4)...........       37,821         21,261            40,267
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses --
   Type VII (note 4)..........       13,111         11,118            14,059
                                -----------       --------         ---------
Net investment income
 (expense)....................   (1,026,265)       (12,214)          (41,852)
                                -----------       --------         ---------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss).....   (5,199,369)      (139,351)          (20,031)
 Unrealized appreciation
  (depreciation) on
  investments.................   (4,192,867)      (109,710)          707,039
 Capital gain distributions...    2,401,767            --            548,300
                                -----------       --------         ---------
Net realized and unrealized
 gain (loss) on investments...   (6,990,469)      (249,061)        1,235,308
                                -----------       --------         ---------
Increase (decrease) in net
 assets from operations.......  $(8,016,734)      (261,275)        1,193,456
                                ===========       ========         =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                           Oppenheimer Variable
                                                                                          Account Funds -- Class
                                     Oppenheimer Variable Account Funds                          2 Shares
                         ---------------------------------------------------------------  ----------------------
                                                                                                     Main Street
                                       Capital      Aggressive                 Multiple     Global    Growth &
                            Bond     Appreciation     Growth     High Income  Strategies  Securities   Income
                          Fund/VA      Fund/VA       Fund/VA       Fund/VA     Fund/VA     Fund/VA     Fund/VA
                         ----------  ------------  ------------  -----------  ----------  ---------- -----------
                                                                                                Year ended
                                        Year ended December 31, 2001                        December 31, 2001
                         ---------------------------------------------------------------  ----------------------
Investment income:
 Income -- Ordinary
  dividends............. $7,066,950    2,112,821      2,642,952   14,180,461   3,496,216     14,637     19,249
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 4)..............    148,983      491,004        701,356      274,136     261,261        --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 4)..............    973,765    2,889,376      2,027,855    1,297,966     756,609        --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 4)..............    383,343    1,080,538        644,936      256,491     217,138     45,136     37,010
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 4)..............     40,896      135,312         73,716       26,207      32,130      4,734      8,736
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 4)..............        --           --             --           --          --         --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 4)..............        --           --             --           --          --      64,198     78,257
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 4)..............        --           --             --           --          --      16,039     35,435
                         ----------  -----------   ------------  -----------  ----------   --------   --------
Net investment income
 (expense)..............  5,519,963   (2,483,409)      (804,911)  12,325,661   2,229,078   (115,470)  (140,189)
                         ----------  -----------   ------------  -----------  ----------   --------   --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   (557,873) (11,087,954)   (50,964,900)  (8,284,890) (1,115,630)  (331,636)  (227,812)
 Unrealized appreciation
  (depreciation) on
  investments...........     16,457  (70,748,318)  (105,172,506)  (3,378,846) (5,582,683)   135,259   (433,474)
 Capital gain
  distributions.........        --    31,705,480     41,238,549          --    4,669,828    275,501        --
                         ----------  -----------   ------------  -----------  ----------   --------   --------
Net realized and
 unrealized gain (loss)
 on investments.........   (541,416) (50,130,792)  (114,898,857) (11,663,736) (2,028,485)    79,124   (661,286)
                         ----------  -----------   ------------  -----------  ----------   --------   --------
Increase (decrease) in
 net assets from
 operations............. $4,978,547  (52,614,201)  (115,703,768)     661,925     200,593    (36,346)  (801,475)
                         ==========  ===========   ============  ===========  ==========   ========   ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                               Variable Insurance Products    Variable Insurance Products Fund
                       Variable Insurance Products Fund                  Fund II                             III
                  -------------------------------------------  ----------------------------  ------------------------------------
                                                                                              Growth &       Growth
                  Equity-Income                    Overseas     Asset Manager   Contrafund     Income     Opportunities  Mid Cap
                    Portfolio    Growth Portfolio  Portfolio      Portfolio     Portfolio     Portfolio     Portfolio   Portfolio
                  -------------  ---------------- -----------  --------------- ------------  -----------  ------------- ---------
                         Year ended December 31, 2001          Year ended December 31, 2001     Year ended December 31, 2001
                  -------------------------------------------  ----------------------------  ------------------------------------
Investment
 income:
 Income --
   Ordinary
  dividends...... $ 10,751,729          457,109     4,520,673     14,387,162     3,829,792     1,773,855       298,008     --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............    1,438,105        1,438,350       392,211      2,469,735       518,473        63,943        33,221     --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............    5,854,544        3,917,344       460,487      1,123,116     4,148,292     1,165,069       630,361     --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............    1,064,975        1,902,773       168,130        256,609     1,482,285       601,388       287,296     --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............      117,776          170,501        49,887         34,259       184,441        86,446        32,038     --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............          --               --            364            --            --            236           102      39
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............          --               --            --             --            --            --            --      --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............          --               --            --             --            --            --            --      --
                  ------------     ------------   -----------    -----------   -----------   -----------   -----------    ----
Net investment
 income
 (expense).......    2,276,329       (6,971,859)    3,449,594     10,503,443    (2,503,699)     (143,227)     (685,010)    (39)
                  ------------     ------------   -----------    -----------   -----------   -----------   -----------    ----
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....    1,178,829      (42,421,956)  (18,275,549)    (7,621,838)  (13,723,185)   (6,226,662)   (9,104,519)   (373)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....  (75,592,678)    (117,986,402)  (11,403,525)   (27,713,515)  (69,893,964)  (14,385,625)   (3,715,865)    462
 Capital gain
  distributions..   30,207,242       42,968,241     7,145,580      5,395,185    13,516,916     5,695,008           --      --
                  ------------     ------------   -----------    -----------   -----------   -----------   -----------    ----
Net realized and
 unrealized gain
 (loss) on
 investments.....  (44,206,607)    (117,440,117)  (22,533,494)   (29,940,168)  (70,100,233)  (14,917,279)  (12,820,384)     89
                  ------------     ------------   -----------    -----------   -----------   -----------   -----------    ----
Increase
 (decrease) in
 net assets from
 operations...... $(41,930,278)    (124,411,976)  (19,083,900)   (19,436,725)  (72,603,932)  (15,060,506)  (13,505,394)     50
                  ============     ============   ===========    ===========   ===========   ===========   ===========    ====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                   Variable Insurance
                               Variable Insurance Products        Products Fund II --     Variable Insurance Products
                                 Fund -- Service Class 2            Service Class 2       Fund III -- Service Class 2
                         ---------------------------------------- -------------------- ---------------------------------
                                                                                       Growth & Income
                         Equity-Income Portfolio Growth Portfolio Contrafund Portfolio    Portfolio    Mid Cap Portfolio
                         ----------------------- ---------------- -------------------- --------------- -----------------
                                                                       Year ended
                              Year ended  December 31, 2001         December 31, 2001    Year ended December 31, 2001
                         ---------------------------------------- -------------------- ---------------------------------
Investment income:
 Income -- Ordinary
  dividends.............        $  35,135                2,854            32,381            26,281               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 4)..............              --                   --                --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 4)..............              --                   --                --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 4)..............           83,725               58,032            56,738            27,415            59,105
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 4)..............            7,584               13,290            13,265             6,465             6,203
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 4)..............              --                   --                --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 4)..............           93,132              113,713            99,310            36,303           144,880
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 4)..............           43,673               36,595            45,953            28,216            33,598
                                ---------           ----------          --------          --------         ---------
Net investment income
 (expense)..............         (192,979)            (218,776)         (182,885)          (72,118)         (243,786)
                                ---------           ----------          --------          --------         ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................         (315,764)            (624,990)         (204,654)         (171,603)          (75,666)
 Unrealized appreciation
  (depreciation) on
  investments...........         (122,220)          (1,026,349)         (632,281)          (98,935)        1,182,536
 Capital gain
  distributions.........          101,121              268,325           121,429            84,378               --
                                ---------           ----------          --------          --------         ---------
Net realized and
 unrealized gain (loss)
 on investments.........         (336,863)          (1,383,014)         (715,506)         (186,160)        1,106,870
                                ---------           ----------          --------          --------         ---------
Increase (decrease) in
 net assets from
 operations.............        $(529,842)          (1,601,790)         (898,391)         (258,278)          863,084
                                =========           ==========          ========          ========         =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                     Federated Insurance
                                                                          Series--
                            Federated Insurance Series                 Service Shares       Alger American Fund
                  -------------------------------------------------- ------------------- --------------------------
                                  High
                   American      Income                International                         Small       LargeCap
                    Leaders    Bond Fund    Utility    Small Company  High Income Bond   Capitalization   Growth
                    Fund II        II       Fund II       Fund II          Fund II         Portfolio     Portfolio
                  -----------  ----------  ----------  ------------- ------------------- -------------- -----------
                                                                         Year ended              Year ended
                           Year ended December 31, 2001               December 31, 2001      December 31, 2001
                  -------------------------------------------------- ------------------- --------------------------
Investment
 income:
 Income --
   Ordinary
  dividends...... $ 1,436,630   6,110,043   1,826,389         --           128,479             54,701       787,133
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............      63,599      51,942      42,710         --               --              88,242       200,956
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............   1,051,143     623,722     556,938         --               --             956,123     2,776,686
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............     338,797     203,951     141,040       2,902           18,614            433,110     1,526,054
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............      47,297      26,867      15,324       7,081            3,006             61,406       209,482
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............         --          --          --          --               --                 --            --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............         --          --          --        5,563           19,608                --            --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............         --          --          --        1,712           12,546                --            --
                  -----------  ----------  ----------    --------         --------        -----------   -----------
Net investment
 income
 (expense).......     (64,206)  5,203,561   1,070,377     (17,258)          74,705         (1,484,180)   (3,926,045)
                  -----------  ----------  ----------    --------         --------        -----------   -----------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....  (1,144,469) (8,341,037) (2,745,661)      7,681          (31,976)       (61,207,246)  (42,931,677)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....  (5,763,692)  3,591,100  (6,865,095)   (123,378)        (127,498)        17,664,751   (47,996,826)
 Capital gain
  distributions..     626,171         --          --          --               --                 --     42,682,659
                  -----------  ----------  ----------    --------         --------        -----------   -----------
Net realized and
 unrealized gain
 (loss) on
 investments.....  (6,281,990) (4,749,937) (9,610,756)   (115,697)        (159,474)       (43,542,495)  (48,245,844)
                  -----------  ----------  ----------    --------         --------        -----------   -----------
Increase
 (decrease) in
 net assets from
 operations...... $(6,346,196)    453,624  (8,540,379)   (132,955)         (84,769)       (45,026,675)  (52,171,889)
                  ===========  ==========  ==========    ========         ========        ===========   ===========
                      PBHG Insurance
                     Series Fund, Inc.
                  -------------------------
                  PBHG Large   PBHG Growth
                  Cap Growth       II
                   Portfolio    Portfolio
                  ------------ ------------
                        Year ended
                     December 31, 2001
                  -------------------------
Investment
 income:
 Income --
   Ordinary
  dividends......         --           --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............      52,792       48,079
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............     646,200      477,344
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............         --           --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............         --           --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............         --           --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............         --           --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............         --           --
                  ------------ ------------
Net investment
 income
 (expense).......    (698,992)    (525,423)
                  ------------ ------------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....  (7,080,467) (38,829,351)
 Unrealized
  appreciation
  (depreciation)
  on
  investments.... (11,211,227)  15,093,725
 Capital gain
  distributions..         --           --
                  ------------ ------------
Net realized and
 unrealized gain
 (loss) on
 investments..... (18,291,694) (23,735,626)
                  ------------ ------------
Increase
 (decrease) in
 net assets from
 operations...... (18,990,686) (24,261,049)
                  ============ ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                               Janus Aspen Series
                  -------------------------------------------------------------------------------------------------------
                   Aggressive                   Worldwide                 Flexible  International   Capital      Equity
                     Growth         Growth        Growth      Balanced     Income      Growth     Appreciation   Income
                    Portfolio     Portfolio     Portfolio     Portfolio   Portfolio   Portfolio    Portfolio    Portfolio
                  -------------  ------------  ------------  -----------  --------- ------------- ------------  ---------
                                                          Year ended December 31, 2001
                  -------------------------------------------------------------------------------------------------------
Investment
 income:
 Income --
   Ordinary
  dividends...... $         --        118,262     1,650,846    7,541,608  2,463,002      688,871    1,354,277       10
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............       414,931       863,328     1,136,627      523,520     68,394      169,347      183,087      --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............     2,645,062     4,819,932     6,779,519    5,162,824    770,841    1,702,482    2,466,195      --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............     1,595,869     2,569,234     2,045,447    2,509,541    299,233      814,880    2,158,978      --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............       188,258       298,125       280,315      261,638     32,639      190,392      201,905      --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............           --            --            --           --          49          434          135       22
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............           --            --            --           --         --           --           --       --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............           --            --            --           --         --           --           --       --
                  -------------  ------------  ------------  -----------  ---------  -----------  -----------     ----
Net investment
 income
 (expense).......    (4,844,120)   (8,432,357)   (8,591,062)    (915,915) 1,291,846   (2,188,664)  (3,656,023)     (12)
                  -------------  ------------  ------------  -----------  ---------  -----------  -----------     ----
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....  (128,912,280)  (54,089,115)  (42,755,845) (10,845,801) 1,049,200  (55,891,277) (39,949,820)     (58)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....   (67,252,755) (131,956,939) (167,495,927) (34,904,569)   140,773   (3,142,749) (59,003,007)    (196)
 Capital gain
  distributions..           --      1,446,229     1,639,605    7,596,286  2,195,762    1,324,240    2,703,264       65
                  -------------  ------------  ------------  -----------  ---------  -----------  -----------     ----
Net realized and
 unrealized gain
 (loss) on
 investments.....  (196,165,035) (184,599,825) (208,612,167) (38,154,084) 3,385,735  (57,709,786) (96,249,563)    (189)
                  -------------  ------------  ------------  -----------  ---------  -----------  -----------     ----
Increase
 (decrease) in
 net assets from
 operations...... $(201,009,155) (193,032,182) (217,203,229) (39,069,999) 4,677,581  (59,898,450) (99,905,586)    (201)
                  =============  ============  ============  ===========  =========  ===========  ===========     ====
                    High
                    Yield
                  Portfolio
                  ---------
Investment
 income:
 Income --
   Ordinary
  dividends......    --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............    --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............    --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............    --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............    --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............      5
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............    --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............    --
                  ---------
Net investment
 income
 (expense).......     (5)
                  ---------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....    (38)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....     56
 Capital gain
  distributions..    --
                  ---------
Net realized and
 unrealized gain
 (loss) on
 investments.....     18
                  ---------
Increase
 (decrease) in
 net assets from
 operations......     13
                  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                         Janus Aspen Series -- Service Shares
                  ----------------------------------------------------------------------------------------------------------
                  Global Life    Global                                         Capital
                   Sciences    Technology      Aggressive                     Appreciation    Worldwide      International
                   Portfolio    Portfolio   Growth Portfolio Growth Portfolio  Portfolio   Growth Portfolio Growth Portfolio
                  -----------  -----------  ---------------- ---------------- ------------ ---------------- ----------------
                                                             Year ended December 31, 2001
                  ----------------------------------------------------------------------------------------------------------
Investment
 income:
 Income --
   Ordinary
  dividends...... $       --           --             --               --          35,742         17,277          26,025
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  I (note 4).....      21,551       10,882            --               --             --             --              --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  II (note 4)....     135,601      116,677            --               --             --             --              --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  III (note 4)...     158,173      139,060         23,344           43,969         28,988         38,626          26,320
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  IV (note 4)....      17,629       20,416          2,513            7,606          5,535          6,897          13,965
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  V (note 4).....         --           --             --               --             --             --              --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  VI (note 4)....      41,668       48,317         92,118          137,544        126,277        142,035          62,588
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  VII (note 4)...       9,361        8,196         17,354           33,539         29,220         38,546          19,019
                  -----------  -----------     ----------       ----------     ----------     ----------        --------
Net investment
 income
 (expense).......    (383,983)    (343,548)      (135,329)        (222,658)      (154,278)      (208,827)        (95,867)
                  -----------  -----------     ----------       ----------     ----------     ----------        --------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....  (4,117,954) (10,473,844)    (1,568,985)      (1,313,020)      (848,263)      (603,314)       (322,660)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....  (2,286,189)  (2,173,041)    (2,037,458)      (2,594,017)    (1,843,183)    (2,275,379)       (424,899)
 Capital gain
  distributions..         --       152,466            --            30,785         86,152         29,300          41,249
                  -----------  -----------     ----------       ----------     ----------     ----------        --------
Net realized and
 unrealized gain
 (loss) on
 investments.....  (6,404,143) (12,494,419)    (3,606,443)      (3,876,252)    (2,605,294)    (2,849,393)       (706,310)
                  -----------  -----------     ----------       ----------     ----------     ----------        --------
Increase
 (decrease) in
 net assets from
 operations...... $(6,788,126) (12,837,967)    (3,741,772)      (4,098,910)    (2,759,572)    (3,058,220)       (802,177)
                  ===========  ===========     ==========       ==========     ==========     ==========        ========
                  Balanced
                  Portfolio
                  ----------
Investment
 income:
 Income --
   Ordinary
  dividends......  434,420
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  I (note 4).....      --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  II (note 4)....      --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  III (note 4)...  102,671
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  IV (note 4)....   16,289
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  V (note 4).....      --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  VI (note 4)....  196,631
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  VII (note 4)...   85,194
                  ----------
Net investment
 income
 (expense).......   33,635
                  ----------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss).... (327,259)
 Unrealized
  appreciation
  (depreciation)
  on
  investments.... (819,787)
 Capital gain
  distributions..  203,512
                  ----------
Net realized and
 unrealized gain
 (loss) on
 investments..... (943,534)
                  ----------
Increase
 (decrease) in
 net assets from
 operations...... (909,899)
                  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                         Goldman Sachs Variable      Salomon Brothers Variable
                            Insurance Trust               Series Funds Inc.
                         -----------------------  ---------------------------------
                         Growth and    Mid Cap    Strategic Investors      Total
                         Income Fund  Value Fund  Bond Fund    Fund     Return Fund
                         -----------  ----------  --------- ----------  -----------
                               Year ended                    Year ended
                           December 31, 2001             December 31, 2001
                         -----------------------  ---------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $    85,977   1,286,744  1,107,594    501,320    326,216
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 4)..............       6,450      68,856      8,184     41,641      3,519
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 4)..............     118,953     685,114    141,395    319,935     73,617
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 4)..............     107,114     904,296    146,007    490,653     98,127
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 4)..............      21,366      72,013     21,370     37,379      8,360
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 4)..............         --          --         --         --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 4)..............         --          --         --         --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 4)..............         --          --         --         --         --
                         -----------  ----------  --------- ----------   --------
Net investment income
 (expense)..............    (167,906)   (443,535)   790,638   (388,288)   142,593
                         -----------  ----------  --------- ----------   --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    (668,820)  4,328,423    179,257 (2,465,542)   (36,171)
 Unrealized appreciation
  (depreciation) on
  investments...........  (1,110,839)   (883,608)    14,477 (2,069,678)  (308,694)
 Capital gain
  distributions.........         --    6,646,154        --     770,641        --
                         -----------  ----------  --------- ----------   --------
Net realized and
 unrealized gain (loss)
 on investments.........  (1,779,659) 10,090,969    193,734 (3,764,579)  (344,865)
                         -----------  ----------  --------- ----------   --------
Increase (decrease) in
 net assets from
 operations............. $(1,947,565)  9,647,434    984,372 (4,152,867)  (202,272)
                         ===========  ==========  ========= ==========   ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                       AIM Variable Insurance Funds
                  ----------------------------------------------------------------------------------------------------------
                    AIM V.I.     AIM V.I.   AIM V.I.                           AIM V.I.   AIM V.I.   AIM V.I.     AIM V.I.
                    Capital     Aggressive    New      AIM V.I.                 Capital   Growth &    Global     Government
                  Appreciation    Growth   Technology   Growth     AIM V.I.   Development  Income   Utilities    Securities
                      Fund         Fund       Fund       Fund     Value Fund     Fund       Fund       Fund         Fund
                  ------------  ---------- ---------- ----------  ----------  ----------- -------- ------------ ------------
                                                                                                   Period from  Period from
                                                                                                    January 4,   March 19,
                                                                                                     2001 to      2001 to
                                                                                                   December 31, December 31,
                                          Year ended December 31, 2001                                 2001         2001
                  -------------------------------------------------------------------------------- ------------ ------------
Investment
 income:
 Income --
   Ordinary
  dividends...... $       --        --        1,155       18,118      43,067      --         --           15        264
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............         --        --          --           --          --       --         --          --         --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............         --        --          --           --          --       --         --          --         --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............      23,158       --          --        11,080      70,457      --         --          --         --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............       4,959       --          --         1,268       9,053      --         --          --         --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............         105        27         105          --          --        15         13          18         38
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............      64,788       --          --        44,316     140,841      --         --          --         --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............      28,941       --          --        20,720      56,487      --         --          --         --
                  -----------      ----     -------   ----------  ----------     ----       ----      ------        ---
Net investment
 income
 (expense).......    (121,951)      (27)      1,050      (59,266)   (233,771)     (15)       (13)         (3)       226
                  -----------      ----     -------   ----------  ----------     ----       ----      ------        ---
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....  (1,143,306)     (420)       (777)    (534,407)   (596,280)    (124)      (375)     (1,843)       --
 Unrealized
  appreciation
  (depreciation)
  on
  investments....  (1,045,492)      566     (25,931)  (1,004,200) (1,850,658)      25          5         586         49
 Capital gain
  distributions..   1,247,366       --       28,977          --      653,741      --         --           98        --
                  -----------      ----     -------   ----------  ----------     ----       ----      ------        ---
Net realized and
 unrealized gain
 (loss) on
 investments.....    (941,432)      146       2,269   (1,538,607) (1,793,197)     (99)      (370)     (1,159)        49
                  -----------      ----     -------   ----------  ----------     ----       ----      ------        ---
Increase
 (decrease) in
 net assets from
 operations...... $(1,063,383)      119       3,319   (1,597,873) (2,026,968)    (114)      (383)     (1,162)       275
                  ===========      ====     =======   ==========  ==========     ====       ====      ======        ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                      MFS Variable Insurance Trust                                Dreyfus
                         -------------------------------------------------------  ----------------------------------------
                         MFS Investors     MFS                                    Dreyfus Investment  The Dreyfus Socially
                         Growth Stock   Investors       MFS New      MFS Utility  Portfolios-Emerging  Responsible Growth
                            Series     Trust Series Discovery Series   Series      Markets Portfolio       Fund, Inc.
                         ------------- ------------ ---------------- -----------  ------------------- --------------------
                                      Year ended December 31, 2001                      Year ended December 31, 2001
                         -------------------------------------------------------  ----------------------------------------
Investment income:
 Income -- Ordinary
  dividends.............  $     4,506       9,389            --         125,583          16,242                 3,821
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 4)..............          --          --             --             --              --                    --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 4)..............          --          --             --             --              --                    --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 4)..............       24,944      21,494         23,861         28,521           3,181                 2,688
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 4)..............        3,461       2,183          2,349          3,114           1,520                 1,008
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 4)..............          --          --             --             --              --                    --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 4)..............       89,774      36,401         41,131         59,698           6,497                61,582
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 4)..............       22,864      14,420         11,508         24,491           1,237                 8,919
                          -----------    --------       --------     ----------         -------            ----------
Net investment income
 (expense)..............     (136,537)    (65,109)       (78,849)         9,759           3,807               (70,376)
                          -----------    --------       --------     ----------         -------            ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................     (412,945)    (97,333)      (137,496)      (353,704)          1,498              (142,691)
 Unrealized appreciation
  (depreciation) on
  investments...........   (1,370,533)   (390,183)       355,566     (2,386,030)        102,039            (1,061,003)
 Capital gain
  distributions.........       54,391      51,546         83,336        330,862             --                    --
                          -----------    --------       --------     ----------         -------            ----------
Net realized and
 unrealized gain (loss)
 on investments.........   (1,729,087)   (435,970)       301,406     (2,408,872)        103,537            (1,203,694)
                          -----------    --------       --------     ----------         -------            ----------
Increase (decrease) in
 net assets from
 operations.............  $(1,865,624)   (501,079)       222,557     (2,399,113)        107,344            (1,274,070)
                          ===========    ========       ========     ==========         =======            ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                           Alliance Variable Products
                           PIMCO Variable Insurance Trust           Rydex Variable Trust        Series Fund, Inc.
                  ------------------------------------------------- -------------------- --------------------------------
                   Foreign     Long-Term    High Yield Total Return                      Growth and  Premier
                    Bond    U.S. Government    Bond        Bond                            Income     Growth     Quasar
                  Portfolio Bond Portfolio  Portfolio   Portfolio         OTC Fund       Portfolio  Portfolio   Portfolio
                  --------- --------------- ---------- ------------ -------------------- ---------- ----------  ---------
                                                                    Year ended December            Year ended
                            Year ended December 31, 2001                  31, 2001              December 31, 2001
                  ------------------------------------------------- -------------------- --------------------------------
Investment
 income:
 Income --
   Ordinary
  dividends......  $37,238      448,027       379,370     865,020               --         100,077         --        --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............      --           --            --          --                --             --          --        --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............      --           --            --          --                --             --          --        --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............    8,596       46,084        28,492      91,591             9,998        130,225      48,779     8,340
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............      433        7,764         2,528      30,811             1,144         20,066       5,004     2,111
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............      --           --            --          --                --             --          --        --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............    4,577       66,615        30,871     124,561            43,702        178,617     132,823    20,057
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............    1,171       32,270        14,671      64,896            12,106         68,317      58,210     4,943
                   -------     --------      --------   ---------        ----------       --------  ----------  --------
Net investment
 income
 (expense).......   22,461      295,294       302,808     553,161           (66,950)      (297,148)   (244,816)  (35,451)
                   -------     --------      --------   ---------        ----------       --------  ----------  --------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....    3,393       37,851       (52,876)    125,115          (617,106)      (575,527)   (905,062) (267,565)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....    9,015     (901,801)     (155,323)   (521,229)         (896,601)      (817,306) (2,097,646)   23,695
 Capital gain
  distributions..      --       749,489           --      846,727               --         775,214     809,253   117,347
                   -------     --------      --------   ---------        ----------       --------  ----------  --------
Net realized and
 unrealized gain
 (loss) on
 investments.....   12,408     (114,461)     (208,199)    450,613        (1,513,707)      (617,619) (2,193,455) (126,523)
                   -------     --------      --------   ---------        ----------       --------  ----------  --------
Increase
 (decrease) in
 net assets from
 operations......  $34,869      180,833        94,609   1,003,774        (1,580,657)      (914,767) (2,438,271) (161,974)
                   =======     ========      ========   =========        ==========       ========  ==========  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                       Prudential Series Fund, Inc.
                         ---------------------------------------------------------
                           SP Prudential      SP Jennison         Prudential
                           U.S. Emerging     International         Jennison
                         Growth Portfolio  Growth Portfolio        Portfolio
                         ----------------- ----------------- ---------------------
                            Period from       Period from         Period from
                          July 9, 2001 to  August 6, 2001 to September 17, 2001 to
                         December 31, 2001 December 31, 2001   December 31, 2001
                         ----------------- ----------------- ---------------------
Investment income:
 Income -- Ordinary
  dividends.............      $   --              --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 4)..............          --              --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 4)..............          --              --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 4)..............          477              66                  151
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 4)..............          --              --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 4)..............          --              --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 4)..............          --              --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 4)..............          --              --                   --
                              -------            ----                -----
Net investment income
 (expense)..............         (477)            (66)                (151)
                              -------            ----                -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................          (55)            (41)                  13
 Unrealized appreciation
  (depreciation) on
  investments...........       (2,492)           (856)               5,488
 Capital gain
  distributions.........          --              --                   --
                              -------            ----                -----
Net realized and
 unrealized gain (loss)
 on investments.........       (2,547)           (897)               5,501
                              -------            ----                -----
Increase (decrease) in
 net assets from
 operations.............      $(3,024)           (963)               5,350
                              =======            ====                =====

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Changes in Net Assets

                                     S&P 500                      Money
                                   Index Fund                  Market Fund
                            --------------------------  --------------------------
                                   Year ended                  Year ended
                                  December 31,                December 31,
                            --------------------------  --------------------------
                                2001          2000          2001          2000
                            ------------  ------------  ------------  ------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......          $ (2,805,255)   (3,727,490)   13,848,766    19,722,676
 Net realized gain
  (loss)..........           (27,829,368)   19,970,209           --            --
 Unrealized
  appreciation
  (depreciation)
  on investments..           (74,140,998) (107,689,426)          --            --
 Capital gain
  distributions...             7,656,129    13,424,428           --            --
                            ------------  ------------  ------------  ------------
  Increase
   (decrease) in
   net
   assets from operations..  (97,119,492)  (78,022,279)   13,848,766    19,722,676
                            ------------  ------------  ------------  ------------
From capital
 transactions:
 Net premiums.....            53,679,836   127,498,768   227,354,709   516,269,471
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...            (7,007,692)   (4,472,501)   (6,219,119)   (4,485,872)
 Surrenders.......           (48,078,623)  (43,051,516) (194,807,725) (119,630,886)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............              (644,024)     (541,072)     (517,702)     (329,548)
 Transfer gain
  (loss) and
  transfer fees...              (293,198)   (1,375,102)     (431,559)   (6,376,318)
 Capital
  Contribution....                   --            --            --            --
 Transfers (to)
  from the
  Guarantee
  Account.........            38,496,549    77,494,301    23,010,841    32,507,913
 Interfund
  transfers.......           (13,907,382)  (10,791,405)  141,804,870  (411,698,590)
                            ------------  ------------  ------------  ------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...            22,245,466   144,761,473   190,194,315     6,256,170
                            ------------  ------------  ------------  ------------
Increase
 (decrease) in net
 assets...........           (74,874,026)   66,739,194   204,043,081    25,978,846
Net assets at
 beginning of
 year.............           690,711,476   623,972,282   470,420,998   444,442,152
                            ------------  ------------  ------------  ------------
Net assets at end
 of period........          $615,837,450   690,711,476   674,464,079   470,420,998
                            ============  ============  ============  ============
                             GE Investments Funds, Inc.
                            ------------------------------------------------------------------------------------------------
                                     Total                International             Real Estate              Global
                                  Return Fund              Equity Fund            Securities Fund          Income Fund
                            ------------------------- ------------------------ ----------------------- ---------------------
                                  Year ended                Year ended              Year ended             Year ended
                                 December 31,              December 31,            December 31,           December 31,
                            ------------------------- ------------------------ ----------------------- ---------------------
                               2001         2000         2001        2000         2001        2000       2001       2000
                            ------------ ------------ ----------- ------------ ----------- ----------- ---------- ----------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......            1,451,317    1,681,290      14,144      (65,843)  2,211,460   2,793,738    (48,245)    47,423
 Net realized gain
  (loss)..........           (1,039,644)   1,764,433  (8,717,479)   1,378,982   2,302,067      62,643   (205,182)     2,808
 Unrealized
  appreciation
  (depreciation)
  on investments..           (7,262,090)  (4,412,545)    575,436  (13,842,761)  1,789,059  10,710,276     62,272     11,564
 Capital gain
  distributions...            1,559,446    4,900,944     148,510    7,179,272     843,132     297,755        --       5,993
                            ------------ ------------ ----------- ------------ ----------- ----------- ---------- ----------
  Increase
   (decrease) in
   net
   assets from operations..  (5,290,971)   3,934,122  (7,979,389)  (5,350,350)  7,145,718  13,864,412   (191,155)    67,788
                            ------------ ------------ ----------- ------------ ----------- ----------- ---------- ----------
From capital
 transactions:
 Net premiums.....            5,910,782   16,786,233   1,670,370    5,764,524   2,426,706   3,297,363     40,407    126,539
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...           (1,078,099)  (1,261,400)   (125,879)    (102,828)   (400,477)   (129,669)   (47,506)       --
 Surrenders.......          (11,790,492)  (8,222,688) (1,947,111)  (1,473,052) (4,157,768) (2,468,128)  (277,236)  (462,743)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............             (125,521)    (106,096)    (21,079)     (17,303)    (49,840)    (24,954)   (2,818)     (2,736)
 Transfer gain
  (loss) and
  transfer fees...              (43,462)    (147,987)     56,472     (128,946)      4,713      (1,836)      (159)  (194,245)
 Capital
  Contribution....                  --           --          --       (17,803)        --   (1,916,444)       --         --
 Transfers (to)
  from the
  Guarantee
  Account.........            3,570,776    9,007,289     822,919    1,626,671     895,187   1,559,033    276,439    403,611
 Interfund
  transfers.......           10,959,313      529,778    (179,436)     637,892   9,730,137  14,572,417     62,731   (262,258)
                            ------------ ------------ ----------- ------------ ----------- ----------- ---------- ----------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...            7,403,297   16,585,129     276,256    6,289,155   8,448,658  14,891,454     51,858   (391,832)
                            ------------ ------------ ----------- ------------ ----------- ----------- ---------- ----------
Increase
 (decrease) in net
 assets...........            2,112,326   20,519,251  (7,703,133)     938,805  15,594,376  28,755,866   (139,297)  (324,044)
Net assets at
 beginning of
 year.............          123,557,997  103,038,746  40,402,870   39,464,065  69,456,939  40,701,073  8,676,064  9,000,108
                            ------------ ------------ ----------- ------------ ----------- ----------- ---------- ----------
Net assets at end
 of period........          125,670,323  123,557,997  32,699,737   40,402,870  85,051,315  69,456,939  8,536,767  8,676,064
                            ============ ============ =========== ============ =========== =========== ========== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                        GE Investment Funds, Inc. (continued)
                    --------------------------------------------------------------------------------------------------
                         Mid-Cap Value                                                         Premier Growth Equity
                          Equity Fund               Income Fund          U.S. Equity Fund              Fund
                    -------------------------  ----------------------  ----------------------  ----------------------
                           Year ended               Year ended              Year ended              Year ended
                          December 31,             December 31,            December 31,            December 31,
                    -------------------------  ----------------------  ----------------------  ----------------------
                        2001         2000         2001        2000        2001        2000        2001        2000
                    ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $   (706,339)    (190,364)  3,278,951   2,656,176    (534,255)   (337,308) (1,026,265)   (716,083)
 Net realized gain
  (loss)..........     1,204,737    1,651,495   1,135,392    (294,093) (3,036,955)    108,193  (5,199,369)    371,048
 Unrealized
  appreciation
  (depreciation)
  on investments..    (7,202,105)   2,214,711    (606,614)  2,124,354  (4,418,280) (4,004,706) (4,192,867) (7,604,056)
 Capital gain
  distributions...     5,748,762    3,455,693         --          --      309,317   3,130,459   2,401,767   3,960,555
                    ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
  Increase
   (decrease) in
   net assets from
   operations.....      (954,945)   7,131,535   3,807,729   4,486,437  (7,680,173) (1,103,362) (8,016,734) (3,988,536)
                    ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions:
 Net premiums.....    24,612,394   15,459,789   2,606,095   6,124,136  12,218,130  19,718,034  14,264,418  28,726,468
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...      (654,443)    (395,169)   (867,978)   (372,883)   (682,275)   (801,770)   (455,231)   (584,762)
 Surrenders.......    (8,675,913)  (6,032,126) (8,615,763) (5,195,117) (3,425,533) (2,230,307) (3,977,140) (2,359,784)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............      (106,400)     (57,184)    (78,405)    (47,847)    (65,664)    (35,435)    (53,347)    (23,454)
 Transfer gain
  (loss) and
  transfer fees...       (17,475)     (51,581)    (12,779)    (65,188)     (4,871)   (102,008)    (32,624)   (210,527)
 Capital
  Contribution....       (60,748)         --          --          --          --          --          --          --
 Transfers (to)
  from the
  Guarantee
  Account.........     9,259,849    8,049,992   2,050,352   3,780,622   6,552,859   8,019,690   5,459,372   8,688,279
 Interfund
  transfers.......    37,715,483    2,965,830  35,394,056   3,049,984  10,432,286   5,570,334   7,717,900   9,710,050
                    ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    62,011,999   19,939,551  30,475,578   7,273,707  25,024,932  30,138,538  22,923,348  43,946,270
                    ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase
 (decrease) in net
 assets...........    61,117,802   27,071,086  34,283,307  11,760,144  17,344,759  29,035,176  14,906,614  39,957,734
Net assets at
 beginning of
 year.............   101,375,498   74,304,412  56,610,178  44,850,034  68,103,779  39,068,603  67,268,930  27,311,196
                    ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end
 of period........  $162,493,300  101,375,498  90,893,485  56,610,178  85,448,538  68,103,779  82,175,544  67,268,930
                    ============  ===========  ==========  ==========  ==========  ==========  ==========  ==========
                          Value Equity             Small-Cap Value
                              Fund                   Equity Fund
                    ------------------------- -------------------------
                                 Period from               Period from
                                 September 7,               July 25,
                     Year ended    2000 to     Year ended    2000 to
                    December 31, December 31, December 31, December 31,
                        2001         2000         2001         2000
                    ------------ ------------ ------------ ------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......     (12,214)        382        (41,852)       211
 Net realized gain
  (loss)..........    (139,351)     (1,303)       (20,031)       661
 Unrealized
  appreciation
  (depreciation)
  on investments..    (109,710)      2,845        707,039     20,760
 Capital gain
  distributions...         --          --         548,300        --
                    ------------ ------------ ------------ ------------
  Increase
   (decrease) in
   net assets from
   operations.....    (261,275)      1,924      1,193,456     21,632
                    ------------ ------------ ------------ ------------
From capital
 transactions:
 Net premiums.....   6,800,445     180,257     10,214,695    208,441
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...     (16,286)        --         (47,355)       --
 Surrenders.......    (118,765)       (156)      (166,929)    (2,062)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............        (162)        --            (352)       --
 Transfer gain
  (loss) and
  transfer fees...      (6,310)       (310)        (4,031)       (95)
 Capital
  Contribution....         --          --             --         --
 Transfers (to)
  from the
  Guarantee
  Account.........   2,311,238      19,556      3,659,508     11,167
 Interfund
  transfers.......      28,330         --       5,102,428        --
                    ------------ ------------ ------------ ------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   8,998,490     199,347     18,757,964    217,451
                    ------------ ------------ ------------ ------------
Increase
 (decrease) in net
 assets...........   8,737,215     201,271     19,951,420    239,083
Net assets at
 beginning of
 year.............     201,271         --         239,083        --
                    ------------ ------------ ------------ ------------
Net assets at end
 of period........   8,938,486     201,271     20,190,503    239,083
                    ============ ============ ============ ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                               Oppenheimer Variable Account Funds
                    ---------------------------------------------------------------------------------------------------------
                                               Capital Appreciation
                         Bond Fund/VA                 Fund/VA           Aggressive Growth Fund/VA     High Income Fund/VA
                    ------------------------  ------------------------  --------------------------  ------------------------
                          Year ended                Year ended                 Year ended                 Year ended
                         December 31,              December 31,               December 31,               December 31,
                    ------------------------  ------------------------  --------------------------  ------------------------
                        2001         2000        2001         2000          2001          2000         2001         2000
                    ------------  ----------  -----------  -----------  ------------  ------------  -----------  -----------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $  5,519,963   5,002,237   (2,483,409)  (4,213,202)     (804,911)   (6,045,898)  12,325,661   13,660,678
 Net realized gain
  (loss)..........      (557,873) (1,426,644) (11,087,954)  19,535,882   (50,964,900)   55,535,692   (8,284,890)  (5,751,459)
 Unrealized
  appreciation
  (depreciation)
  on investments..        16,457     116,272  (70,748,318) (46,098,627) (105,172,506) (134,489,391)  (3,378,846) (15,280,576)
 Capital gain
  distributions...           --          --    31,705,480   20,108,476    41,238,549    15,829,517          --           --
                    ------------  ----------  -----------  -----------  ------------  ------------  -----------  -----------
  Increase
   (decrease) in
   net assets from
   operations.....     4,978,547   3,691,865  (52,614,201) (10,667,471) (115,703,768)  (69,170,080)     661,925   (7,371,357)
                    ------------  ----------  -----------  -----------  ------------  ------------  -----------  -----------
From capital
 transactions:
 Net premiums.....     3,943,874   9,691,839   16,716,609   59,748,019     9,142,218    69,621,179    2,824,717    9,101,537
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...    (1,508,046)   (864,694)  (2,273,259)  (2,553,573)   (1,641,962)   (1,741,348)  (2,537,212)  (1,007,129)
 Surrenders.......   (11,634,260) (9,068,522) (29,096,438) (29,810,167)  (28,585,470)  (54,966,024) (16,756,411) (25,029,783)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........      (102,505)    (70,666)    (334,224)    (281,927)     (302,570)     (462,687)    (147,431)    (146,355)
 Transfer gain
  (loss) and
  transfer fees...       (28,073)    (79,986)     154,986     (879,392)      420,952    (1,826,710)     (16,902)      45,502
 Transfers (to)
  from the
  Guarantee
  Account.........     3,030,693   7,069,979    7,044,523   20,075,192     5,179,574    13,411,217    2,174,630    6,762,395
 Interfund
  transfers.......    44,650,920  (2,002,496)   7,550,652   37,734,556   (38,875,634)   52,786,754      741,249  (15,160,553)
                    ------------  ----------  -----------  -----------  ------------  ------------  -----------  -----------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    38,352,603   4,675,454     (237,151)  84,032,708   (54,662,892)   76,822,381  (13,717,360) (25,434,386)
                    ------------  ----------  -----------  -----------  ------------  ------------  -----------  -----------
Increase
 (decrease) in net
 assets...........    43,331,150   8,367,319  (52,851,352)  73,365,237  (170,366,660)    7,652,301  (13,055,435) (32,805,743)
Net assets at
 beginning of
 year.............    84,833,841  76,466,522  355,034,920  281,669,683   365,985,414   358,333,113  134,672,430  167,478,173
                    ------------  ----------  -----------  -----------  ------------  ------------  -----------  -----------
Net assets at end
 of period........  $128,164,991  84,833,841  302,183,568  355,034,920   195,618,754   365,985,414  121,616,995  134,672,430
                    ============  ==========  ===========  ===========  ============  ============  ===========  ===========
                      Multiple Strategies
                            Fund/VA
                    -------------------------
                          Year ended
                         December 31,
                    -------------------------
                       2001         2000
                    ------------ ------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......    2,229,078    2,617,992
 Net realized gain
  (loss)..........   (1,115,630)   1,642,307
 Unrealized
  appreciation
  (depreciation)
  on investments..   (5,582,683)  (5,637,908)
 Capital gain
  distributions...    4,669,828    5,372,892
                    ------------ ------------
  Increase
   (decrease) in
   net assets from
   operations.....      200,593    3,995,283
                    ------------ ------------
From capital
 transactions:
 Net premiums.....    2,804,619    8,798,942
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...     (694,590)    (704,181)
 Surrenders.......  (11,457,548) (10,038,159)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........     (108,360)     (99,381)
 Transfer gain
  (loss) and
  transfer fees...       47,790        2,261
 Transfers (to)
  from the
  Guarantee
  Account.........    2,022,880    3,123,650
 Interfund
  transfers.......   13,595,628   (1,616,513)
                    ------------ ------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    6,114,839     (533,381)
                    ------------ ------------
Increase
 (decrease) in net
 assets...........    6,315,432    3,461,902
Net assets at
 beginning of
 year.............   84,299,196   80,837,294
                    ------------ ------------
Net assets at end
 of period........   90,614,628   84,299,196
                    ============ ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                             Oppenheimer Variable Account Funds -- Class 2 Shares
                          ------------------------------------------------------------
                                                             Main Street Growth &
                            Global Securities Fund/VA           Income Fund/VA
                          ------------------------------ -----------------------------
                                          Period from                   Period from
                           Year ended   July 14, 2000 to  Year ended  July 14, 2000 to
                          December 31,    December 31,   December 31,   December 31,
                              2001            2000           2001           2000
                          ------------  ---------------- ------------ ----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (115,470)       (2,379)        (140,189)       (3,937)
 Net realized gain
  (loss)................     (331,636)       (5,305)        (227,812)      (23,388)
 Unrealized appreciation
  (depreciation) on
  investments...........      135,259         1,512         (433,474)      (57,461)
 Capital gain
  distributions.........      275,501           --               --            --
                          -----------       -------       ----------     ---------
  Increase (decrease) in
   net assets from
   operations...........      (36,346)       (6,172)        (801,475)      (84,786)
                          -----------       -------       ----------     ---------
From capital
 transactions:
 Net premiums...........   12,621,837       900,489       12,067,940     1,367,356
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........      (24,193)          --           (80,339)          --
 Surrenders.............     (256,596)       (5,167)        (358,506)       (6,856)
 Cost of insurance and
  administrative expense
  (note 4)..............         (651)          --              (941)          --
 Transfer gain (loss)
  and transfer fees.....        2,171            90           (8,947)      177,875
 Transfers (to) from the
  Guarantee Account.....    5,776,773        58,479        7,740,856       319,676
 Interfund transfers....      890,248        33,498          786,289       (76,789)
                          -----------       -------       ----------     ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   19,009,589       987,389       20,146,352     1,781,262
                          -----------       -------       ----------     ---------
Increase (decrease) in
 net assets.............   18,973,243       981,217       19,344,877     1,696,476
Net assets at beginning
 of year................      981,217           --         1,696,476           --
                          -----------       -------       ----------     ---------
Net assets at end of
 period.................  $19,954,460       981,217       21,041,353     1,696,476
                          ===========       =======       ==========     =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                         Variable Insurance Products Fund
                    -------------------------------------------------------------------------------
                    Equity-Income Portfolio        Growth Portfolio          Overseas Portfolio
                    -------------------------  --------------------------  ------------------------
                           Year ended                 Year ended                 Year ended
                          December 31,               December 31,               December 31,
                    -------------------------  --------------------------  ------------------------
                        2001         2000          2001          2000         2001         2000
                    ------------  -----------  ------------  ------------  -----------  -----------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $  2,276,329    2,824,466    (6,971,859)   (8,976,031)   3,449,594      241,403
 Net realized gain
  (loss)..........     1,178,829   13,511,052   (42,421,956)   43,916,327  (18,275,549)  (2,901,355)
 Unrealized
  appreciation
  (depreciation)
  on investments..   (75,592,678) (18,523,201) (117,986,402) (203,701,580) (11,403,525) (31,389,426)
 Capital gain
  distributions...    30,207,242   42,686,468    42,968,241    74,486,477    7,145,580   11,390,996
                    ------------  -----------  ------------  ------------  -----------  -----------
  Increase
   (decrease) in
   net assets from
   operations.....   (41,930,278)  40,498,785  (124,411,976)  (94,274,807) (19,083,900) (22,658,382)
                    ------------  -----------  ------------  ------------  -----------  -----------
From capital
 transactions:
 Net premiums.....    13,482,354   29,044,681    15,442,813   116,182,870    3,258,924   11,672,112
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...    (5,351,252)  (4,817,747)   (4,540,521)   (4,586,633)    (358,341)    (688,405)
 Surrenders.......   (75,266,482) (77,427,473)  (58,135,804)  (89,018,584) (11,801,792) (19,877,774)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............      (663,726)    (660,416)     (678,066)     (775,185)    (115,760)    (171,370)
 Transfer gain
  (loss) and
  transfer fees...        15,429     (115,750)      141,103    (1,080,619)     175,065   (1,382,526)
 Transfers (to)
  from the
  Guarantee
  Account.........     5,636,571   19,866,829    11,551,305    36,567,616      970,603    3,280,561
 Interfund
  transfers.......    32,329,189  (43,608,725)  (40,706,964)   28,709,583   (7,775,715)  (1,908,338)
                    ------------  -----------  ------------  ------------  -----------  -----------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   (29,817,917) (77,718,601)  (76,926,134)   85,999,048  (15,647,016)  (9,075,740)
                    ------------  -----------  ------------  ------------  -----------  -----------
Increase
 (decrease) in net
 assets...........   (71,748,195) (37,219,816) (201,338,110)   (8,275,759) (34,730,916) (31,734,122)
Net assets at
 beginning of
 year.............   653,526,987  690,746,803   664,860,747   673,136,506   97,871,266  129,605,388
                    ------------  -----------  ------------  ------------  -----------  -----------
Net assets at end
 of period........  $581,778,792  653,526,987   463,522,637   664,860,747   63,140,350   97,871,266
                    ============  ===========  ============  ============  ===========  ===========
                           Variable Insurance Products Fund II
                    ------------------------------------------------------
                    Asset Manager Portfolio      Contrafund Portfolio
                    -------------------------- ---------------------------
                           Year ended                 Year ended
                          December 31,               December 31,
                    -------------------------- ---------------------------
                       2001          2000          2001          2000
                    ------------ ------------- ------------- -------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......   10,503,443     9,715,278    (2,503,699)   (5,711,237)
 Net realized gain
  (loss)..........   (7,621,838)    9,628,050   (13,723,185)   18,832,496
 Unrealized
  appreciation
  (depreciation)
  on investments..  (27,713,515)  (75,223,151)  (69,893,964) (124,566,797)
 Capital gain
  distributions...    5,395,185    34,925,087    13,516,916    66,140,474
                    ------------ ------------- ------------- -------------
  Increase
   (decrease) in
   net assets from
   operations.....  (19,436,725)  (20,954,736)  (72,603,932)  (45,305,064)
                    ------------ ------------- ------------- -------------
From capital
 transactions:
 Net premiums.....    2,747,180    13,436,965     8,964,960    80,497,330
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...   (2,199,971)   (3,112,604)   (3,332,230)   (2,330,087)
 Surrenders.......  (60,060,644)  (86,541,341)  (38,653,688)  (47,628,051)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............     (660,441)     (889,216)     (460,392)     (445,079)
 Transfer gain
  (loss) and
  transfer fees...        6,302       (27,248)      187,230    (8,762,534)
 Transfers (to)
  from the
  Guarantee
  Account.........      891,816     7,050,447     7,774,752    33,041,730
 Interfund
  transfers.......   (8,725,157)  (20,530,181)  (33,044,396)    5,787,334
                    ------------ ------------- ------------- -------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...  (68,000,915)  (90,613,178)  (58,563,764)   60,160,643
                    ------------ ------------- ------------- -------------
Increase
 (decrease) in net
 assets...........  (87,437,640) (111,567,914) (131,167,696)   14,855,579
Net assets at
 beginning of
 year.............  364,898,368   476,466,282   536,388,646   521,533,067
                    ------------ ------------- ------------- -------------
Net assets at end
 of period........  277,460,728   364,898,368   405,220,950   536,388,646
                    ============ ============= ============= =============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                Variable Insurance Products Fund III
                          ------------------------------------------------------------------------------------
                              Growth & Income         Growth Opportunities
                                 Portfolio                  Portfolio                 Mid Cap Portfolio
                          -------------------------  ------------------------  -------------------------------
                                                                                               Period from
                          Year ended December 31,    Year ended December 31,    Year ended  September 21, 2000
                          -------------------------  ------------------------  December 31,  to December 31,
                              2001         2000         2001         2000          2001            2000
                          ------------  -----------  -----------  -----------  ------------ ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (143,227)    (499,119)    (685,010)    (123,662)       (39)             4
 Net realized gain
  (loss)................    (6,226,662)     (45,404)  (9,104,519)  (1,855,073)      (373)           --
 Unrealized appreciation
  (depreciation) on
  investments...........   (14,385,625) (14,786,076)  (3,715,865) (22,990,080)       462             83
 Capital gain
  distributions.........     5,695,008    8,810,533          --     6,180,953        --             --
                          ------------  -----------  -----------  -----------     ------          -----
  Increase (decrease) in
   net assets from
   operations...........   (15,060,506)  (6,520,066) (13,505,394) (18,787,862)        50             87
                          ------------  -----------  -----------  -----------     ------          -----
From capital
 transactions:
 Net premiums...........     5,877,531   27,032,315    2,591,363   14,411,382      1,270            945
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........    (1,424,095)    (785,394)    (464,333)    (559,722)       --             --
 Surrenders.............    (8,824,078)  (7,938,284)  (4,262,235)  (6,473,880)       (81)           --
 Cost of insurance and
  administrative expense
  (note 4)..............      (130,627)    (104,471)     (77,633)     (75,950)       --             --
 Transfer gain (loss)
  and transfer fees.....        19,770     (208,172)      (7,602)    (217,427)        14             (7)
 Transfers (to) from the
  Guarantee Account.....     4,980,806   17,374,450      778,037    8,008,572        --             --
 Interfund transfers....       690,658   (8,077,157) (14,455,911)  (9,324,271)    18,248          1,253
                          ------------  -----------  -----------  -----------     ------          -----
  Increase (decrease) in
   net assets from
   capital
   transactions.........     1,189,965   27,293,287  (15,898,314)   5,768,704     19,451          2,191
                          ------------  -----------  -----------  -----------     ------          -----
Increase (decrease) in
 net assets.............   (13,870,541)  20,773,221  (29,403,708) (13,019,158)    19,501          2,278
Net assets at beginning
 of year................   140,982,359  120,209,138   87,708,927  100,728,085      2,278            --
                          ------------  -----------  -----------  -----------     ------          -----
Net assets at end of
 period.................  $127,111,818  140,982,359   58,305,219   87,708,927     21,779          2,278
                          ============  ===========  ===========  ===========     ======          =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                         Variable Insurance Products
                              Variable Insurance Products Fund -- Service Class 2        Fund II -- Service Class 2
                          ------------------------------------------------------------- -----------------------------
                             Equity-Income Portfolio            Growth Portfolio            Contrafund Portfolio
                          ------------------------------- ----------------------------- -----------------------------
                                                                         Period from                   Period from
                           Year ended      Period from     Year ended  July 14, 2000 to  Year ended  July 24, 2000 to
                          December 31,  August 1, 2000 to December 31,   December 31,   December 31,   December 31,
                              2001      December 31, 2000     2001           2000           2001           2000
                          ------------  ----------------- ------------ ---------------- ------------ ----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (192,979)         (3,756)       (218,776)       (8,679)       (182,885)       (7,510)
 Net realized gain
  (loss)................     (315,764)          5,134        (624,990)      (37,243)       (204,654)      (19,931)
 Unrealized appreciation
  (depreciation) on
  investments...........     (122,220)         62,429      (1,026,349)     (241,124)       (632,281)      (28,391)
 Capital gain
  distributions.........      101,121             --          268,325           --          121,429           --
                          -----------       ---------      ----------     ---------      ----------     ---------
  Increase (decrease) in
   net assets from
   operations...........     (529,842)         63,807      (1,601,790)     (287,046)       (898,391)      (55,832)
                          -----------       ---------      ----------     ---------      ----------     ---------
From capital
 transactions:
 Net premiums...........   22,344,669       1,333,182      18,991,410     3,018,407      18,046,670     2,943,391
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........     (146,412)            --          (73,208)      (36,317)          1,731           --
 Surrenders.............     (646,452)         (6,346)       (508,006)       (8,925)       (502,559)      (22,491)
 Cost of insurance and
  administrative expense
  (note 4)..............         (854)            --           (1,696)          --           (1,351)          --
 Transfer gain (loss)
  and transfer fees.....        5,779          (2,869)        (22,131)       (4,900)         (2,059)       (3,844)
 Transfers (to) from the
  Guarantee Account.....    9,935,895         142,984       8,582,547       355,809       5,490,782       414,773
 Interfund transfers....    1,050,166         129,048         972,665        47,550         776,426        64,241
                          -----------       ---------      ----------     ---------      ----------     ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   32,542,791       1,595,999      27,941,581     3,371,624      23,809,640     3,396,070
                          -----------       ---------      ----------     ---------      ----------     ---------
Increase (decrease) in
 net assets.............   32,012,949       1,659,806      26,339,791     3,084,578      22,911,249     3,340,238
Net assets at beginning
 of year................    1,659,806             --        3,084,578           --        3,340,238           --
                          -----------       ---------      ----------     ---------      ----------     ---------
Net assets at end of
 period.................  $33,672,755       1,659,806      29,424,369     3,084,578      26,251,487     3,340,238
                          ===========       =========      ==========     =========      ==========     =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           Variable Insurance Products Fund III -- Service Class 2
                          -----------------------------------------------------------
                            Growth & Income Portfolio         Mid Cap Portfolio
                          ------------------------------ ----------------------------
                                          Period from                   Period from
                           Year ended   July 26, 2000 to  Year ended  August 11, 2000
                          December 31,    December 31,   December 31, to December 31,
                              2001            2000           2001          2000
                          ------------  ---------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (72,118)        (3,630)       (243,786)        1,936
 Net realized gain
  (loss)................     (171,603)       (13,831)        (75,666)       (6,137)
 Unrealized appreciation
  (depreciation) on
  investments...........      (98,935)       (18,530)      1,182,536       113,983
 Capital gain
  distributions.........       84,378            --              --            --
                          -----------      ---------      ----------     ---------
  Increase (decrease) in
   net assets from
   operations...........     (258,278)       (35,991)        863,084       109,782
                          -----------      ---------      ----------     ---------
From capital
 transactions:
 Net premiums...........    7,777,890      1,339,564      17,365,942     2,645,431
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........      (24,619)           --         (138,580)          --
 Surrenders.............     (294,513)        (3,145)       (438,357)      (15,144)
 Cost of insurance and
  administrative expense
  (note 4)..............         (383)           --           (1,588)          --
 Transfer gain (loss)
  and transfer fees.....        1,307         (1,546)          6,368        (7,924)
 Transfers (to) from the
  Guarantee Account.....    3,018,193         72,388      10,171,338       352,023
 Interfund transfers....    1,199,190         44,357       1,267,541        47,939
                          -----------      ---------      ----------     ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   11,677,065      1,451,618      28,232,664     3,022,325
                          -----------      ---------      ----------     ---------
Increase (decrease) in
 net assets.............   11,418,787      1,415,627      29,095,748     3,132,107
Net assets at beginning
 of year................    1,415,627            --        3,132,107           --
                          -----------      ---------      ----------     ---------
Net assets at end of
 period.................  $12,834,414      1,415,627      32,227,855     3,132,107
                          ===========      =========      ==========     =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                      Federated Insurance Series
                    -----------------------------------------------------------------------------------------------------
                            American                High Income               Utility                 International
                       Leaders Fund II             Bond Fund II               Fund II             Small Company Fund II
                    -------------------------  ----------------------  -----------------------  -------------------------
                                                                                                             Period from
                           Year ended               Year ended               Year ended                       August 15,
                          December 31,             December 31,             December 31,         Year ended    2000 to
                    -------------------------  ----------------------  -----------------------  December 31, December 31,
                        2001         2000         2001        2000        2001         2000         2001         2000
                    ------------  -----------  ----------  ----------  -----------  ----------  ------------ ------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $    (64,206)    (476,088)  5,203,561   4,745,880    1,070,377     949,069     (17,258)       (295)
 Net realized gain
  (loss)..........    (1,144,469)    (489,663) (8,341,037) (3,675,304)  (2,745,661)    165,708       7,681      (5,800)
 Unrealized
  appreciation
  (depreciation)
  on investments..    (5,763,692)    (715,898)  3,591,100  (7,353,864)  (6,865,095) (8,635,890)   (123,378)     (1,730)
 Capital gain
  distributions...       626,171    2,763,969         --          --           --    1,180,071         --          --
                    ------------  -----------  ----------  ----------  -----------  ----------   ---------     -------
  Increase
   (decrease) in
   net assets from
   operations.....    (6,346,196)   1,082,320     453,624  (6,283,288)  (8,540,379) (6,341,042)   (132,955)     (7,825)
                    ------------  -----------  ----------  ----------  -----------  ----------   ---------     -------
From capital
 transactions:
 Net premiums.....     3,754,852   11,034,078   1,517,968   7,231,843    1,359,898   6,981,629     867,261     126,697
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...    (1,062,185)    (953,128)   (731,236)   (833,035)    (682,892)   (425,673)        --          --
 Surrenders.......    (7,702,167)  (7,036,500) (5,006,419) (5,255,105)  (4,394,068) (4,798,773)   (266,055)     (1,406)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........      (109,765)     (84,831)    (52,590)    (47,029)     (54,050)    (51,488)        (10)        --
 Transfer gain
  (loss) and
  transfer fees...        (9,119)    (186,756)     (1,455)    (38,347)      13,107    (199,196)     23,768        (217)
 Transfers (to)
  from the
  Guarantee
  Account.........     2,135,155    6,923,285   1,768,565   5,130,885    1,773,509   5,148,543     488,719       2,509
 Interfund
  transfers.......     8,473,822   (7,892,946)   (145,296) (5,877,661)  (1,454,651) (2,027,087)    247,616     (32,379)
                    ------------  -----------  ----------  ----------  -----------  ----------   ---------     -------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...     5,480,593    1,803,202  (2,650,463)    311,551   (3,439,147)  4,627,955   1,361,299      95,204
                    ------------  -----------  ----------  ----------  -----------  ----------   ---------     -------
Increase
 (decrease) in net
 assets...........      (865,603)   2,885,522  (2,196,839) (5,971,737) (11,979,526) (1,713,087)  1,228,344      87,379
Net assets at
 beginning of
 year.............   103,866,636  100,981,114  61,181,949  67,153,686   57,607,863  59,320,950      87,379         --
                    ------------  -----------  ----------  ----------  -----------  ----------   ---------     -------
Net assets at end
 of period........  $103,001,033  103,866,636  58,985,110  61,181,949   45,628,337  57,607,863   1,315,723      87,379
                    ============  ===========  ==========  ==========  ===========  ==========   =========     =======
                       Federated Insurance
                    Series -- Service Shares
                    -------------------------
                           High Income
                          Bond Fund II
                    -------------------------
                                 Period from
                                  August 8,
                     Year ended    2000 to
                    December 31, December 31,
                        2001         2000
                    ------------ ------------ --- --- ---
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......      74,705        (995)
 Net realized gain
  (loss)..........     (31,976)     (9,685)
 Unrealized
  appreciation
  (depreciation)
  on investments..    (127,498)     (3,199)
 Capital gain
  distributions...         --          --
                    ------------ ------------
  Increase
   (decrease) in
   net assets from
   operations.....     (84,769)    (13,879)
                    ------------ ------------
From capital
 transactions:
 Net premiums.....   4,173,898     390,819
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...     (57,383)        --
 Surrenders.......    (146,779)     (1,299)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........        (726)        --
 Transfer gain
  (loss) and
  transfer fees...         643         703
 Transfers (to)
  from the
  Guarantee
  Account.........   2,210,134      50,025
 Interfund
  transfers.......     791,468         --
                    ------------ ------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   6,971,255     440,248
                    ------------ ------------
Increase
 (decrease) in net
 assets...........   6,886,486     426,369
Net assets at
 beginning of
 year.............     426,369         --
                    ------------ ------------
Net assets at end
 of period........   7,312,855     426,369
                    ============ ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  Alger American Fund                            PBHG Insurance Series Fund, Inc.
                   -----------------------------------------------------  --------------------------------------------------
                     Small Capitalization          LargeCap Growth         PBHG Large Cap Growth        PBHG Growth II
                           Portfolio                  Portfolio                  Portfolio                 Portfolio
                   --------------------------  -------------------------  ------------------------  ------------------------
                          Year ended                  Year ended                Year ended                Year ended
                         December 31,                December 31,              December 31,              December 31,
                   --------------------------  -------------------------  ------------------------  ------------------------
                       2001          2000         2001          2000         2001         2000         2001         2000
                   ------------  ------------  -----------  ------------  -----------  -----------  -----------  -----------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
  income
  (expense)......  $ (1,484,180)   (2,365,879)  (3,926,045)   (5,404,634)    (698,992)    (647,896)    (525,423)    (828,457)
 Net realized
  gain (loss)....   (61,207,246)  (13,564,336) (42,931,677)   12,399,667   (7,080,467)   4,923,187  (38,829,351)   7,169,087
 Unrealized
  appreciation
  (depreciation)
  on
  investments....    17,664,751  (104,785,153) (47,996,826) (126,629,614) (11,211,227) (14,212,318)  15,093,725  (28,965,467)
 Capital gain
  distributions..           --     63,049,078   42,682,659    49,596,493          --     1,489,256          --     1,332,107
                   ------------  ------------  -----------  ------------  -----------  -----------  -----------  -----------
  Increase
   (decrease) in
   net assets
   from
   operations....   (45,026,675)  (57,666,290) (52,171,889)  (70,038,088) (18,990,686)  (8,447,771) (24,261,049) (21,292,730)
                   ------------  ------------  -----------  ------------  -----------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums....     3,991,956    43,273,829   10,885,327    94,876,142    3,134,205   14,020,989    1,712,799   15,812,918
 Transfers (to)
  from the
  general account
  of GE Life and
  Annuity:
 Death benefits..      (685,700)     (681,256)  (2,849,666)   (2,722,335)    (487,213)    (169,019)    (150,406)    (312,980)
 Surrenders......    (7,799,646)  (11,283,784) (23,692,973)  (23,426,161)  (3,581,628)  (3,050,788)  (3,117,409)  (4,817,933)
 Cost of
  insurance and
  administrative
  expense (note
  4).............      (107,603)     (117,397)    (314,849)     (265,904)     (54,308)     (32,221)     (46,788)     (45,635)
 Transfer gain
  (loss) and
  transfer fees..      (107,032)     (400,586)    (149,684)     (837,839)      44,591      (56,520)     116,250     (191,764)
 Transfers (to)
  from the
  Guarantee
  Account........     3,111,557    12,959,642    7,695,023    33,282,694    5,185,091   11,734,832    3,559,047   10,753,811
 Interfund
  transfers......    (4,985,946)   15,469,460  (25,001,077)   16,715,718   (1,805,855)  22,671,141   (6,752,020)  26,319,989
                   ------------  ------------  -----------  ------------  -----------  -----------  -----------  -----------
  Increase
   (decrease) in
   net assets
   from capital
   transactions..    (6,582,414)   59,219,908  (33,427,899)  117,622,315    2,434,883   45,118,414   (4,678,527)  47,518,406
                   ------------  ------------  -----------  ------------  -----------  -----------  -----------  -----------
Increase
 (decrease) in
 net assets......   (51,609,089)    1,553,618  (85,599,788)   47,584,227  (16,555,803)  36,670,643  (28,939,576)  26,225,676
Net assets at
 beginning of
 year............   145,612,131   144,058,513  370,198,150   322,613,923   59,874,299   23,203,656   58,873,927   32,648,251
                   ------------  ------------  -----------  ------------  -----------  -----------  -----------  -----------
Net assets at end
 of period.......  $ 94,003,042   145,612,131  284,598,362   370,198,150   43,318,496   59,874,299   29,934,351   58,873,927
                   ============  ============  ===========  ============  ===========  ===========  ===========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                          Janus Aspen Series
                    --------------------------------------------------------------------------------------------------------------
                        Aggressive Growth                                        Worldwide Growth
                            Portfolio                Growth Portfolio                Portfolio             Balanced Portfolio
                    ---------------------------  --------------------------  --------------------------  ------------------------
                            Year ended                  Year ended                  Year ended                 Year ended
                           December 31,                December 31,                December 31,               December 31,
                    ---------------------------  --------------------------  --------------------------  ------------------------
                        2001           2000          2001          2000          2001          2000         2001         2000
                    -------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $  (4,844,120)   (9,288,294)   (8,432,357)  (10,945,716)   (8,591,062)  (13,431,107)    (915,915)  (2,592,084)
 Net realized gain
  (loss)..........   (128,912,280)   71,239,829   (54,089,115)   54,561,971   (42,755,845)  102,321,143  (10,845,801)  14,349,077
 Unrealized
  appreciation
  (depreciation)
  on investments..    (67,252,755) (400,491,830) (131,956,939) (259,004,529) (167,495,927) (376,506,650) (34,904,569) (94,048,596)
 Capital gain
  distributions...            --     78,125,643     1,446,229    67,928,705     1,639,605    89,963,724    7,596,286   59,830,783
                    -------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
  Increase
   (decrease) in
   net assets from
   operations.....   (201,009,155) (260,414,652) (193,032,182) (147,459,569) (217,203,229) (197,652,890) (39,069,999) (22,460,820)
                    -------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
From capital
 transactions:
 Net premiums.....     12,567,867   197,345,805    16,476,743   193,495,217    16,168,770   174,564,189   22,047,059  123,102,774
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...     (2,667,487)   (3,509,063)   (5,583,698)   (4,926,021)   (5,896,892)   (5,459,425)  (5,919,333)  (4,760,289)
 Surrenders.......    (25,666,712)  (59,139,579)  (54,232,683)  (70,508,863)  (66,935,292)  (86,534,017) (50,896,580) (42,189,339)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........       (344,736)     (493,844)     (668,839)     (679,308)     (771,461)     (893,911)    (588,251)    (463,908)
 Transfer gain
  (loss) and
  transfer fees...        673,055     5,216,823       292,578    (1,231,926)      461,777    (9,879,153)     (14,895)    (593,547)
 Transfers (to)
  from the
  Guarantee
  Account.........     11,845,667    52,903,552    11,871,567    58,977,532    14,668,367    58,147,214   23,230,251   76,927,470
 Interfund
  transfers.......    (53,142,695)   61,614,601   (73,056,919)   49,204,290   (97,053,888)   25,677,312  (10,008,050)  27,050,721
                    -------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    (56,735,041)  253,938,295  (104,901,251)  224,330,921  (139,358,619)  155,622,209  (22,149,799) 179,073,882
                    -------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
Increase
 (decrease) in net
 assets...........   (257,744,196)   (6,476,357) (297,933,433)   76,871,352  (356,561,848)  (42,030,681) (61,219,798) 156,613,062
Net assets at
 beginning of
 year.............    509,032,232   515,508,589   767,048,348   690,176,996   945,825,823   987,856,504  616,840,318  460,227,256
                    -------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
Net assets at end
 of period........  $ 251,288,036   509,032,232   469,114,915   767,048,348   589,263,975   945,825,823  555,620,520  616,840,318
                    =============  ============  ============  ============  ============  ============  ===========  ===========
                        Flexible Income
                           Portfolio
                    -------------------------
                          Year ended
                         December 31,
                    -------------------------
                       2001         2000
                    ------------ ------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......    1,291,846      327,776
 Net realized gain
  (loss)..........    1,049,200     (665,109)
 Unrealized
  appreciation
  (depreciation)
  on investments..      140,773      961,252
 Capital gain
  distributions...    2,195,762    2,466,992
                    ------------ ------------
  Increase
   (decrease) in
   net assets from
   operations.....    4,677,581    3,090,911
                    ------------ ------------
From capital
 transactions:
 Net premiums.....    3,270,639   37,151,608
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...   (1,530,321)    (842,682)
 Surrenders.......  (12,774,869) (15,618,541)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........     (159,792)    (154,048)
 Transfer gain
  (loss) and
  transfer fees...    6,604,059  (18,033,837)
 Transfers (to)
  from the
  Guarantee
  Account.........    1,920,176    7,986,169
 Interfund
  transfers.......   14,866,872     (101,947)
                    ------------ ------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   12,196,764   10,386,722
                    ------------ ------------
Increase
 (decrease) in net
 assets...........   16,874,345   13,477,633
Net assets at
 beginning of
 year.............   69,930,074   56,452,441
                    ------------ ------------
Net assets at end
 of period........   86,804,419   69,930,074
                    ============ ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                              Janus Aspen Series (continued)
                    --------------------------------------------------------------------------------------
                      International Growth        Capital Appreciation
                            Portfolio                   Portfolio              Equity Income Portfolio
                    --------------------------  --------------------------  ------------------------------
                           Year ended                  Year ended                           Period from
                          December 31,                December 31,           Year ended  September 8, 2000
                    --------------------------  --------------------------  December 31,  to December 31,
                        2001          2000          2001          2000          2001           2000
                    ------------  ------------  ------------  ------------  ------------ -----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $ (2,188,664)   (2,802,700)   (3,656,023)   (4,448,723)      (12)             (3)
 Net realized gain
  (loss)..........   (55,891,277)   40,926,185   (39,949,820)   27,742,167       (58)             (7)
 Unrealized
  appreciation
  (depreciation)
  on investments..    (3,142,749) (107,099,330)  (59,003,007) (132,556,476)     (196)            (91)
 Capital gain
  distributions...     1,324,240    12,849,769     2,703,264     3,745,856        65             --
                    ------------  ------------  ------------  ------------     -----           -----
  Increase
   (decrease) in
   net assets from
   operations.....   (59,898,450)  (56,126,076)  (99,905,586) (105,517,176)     (201)           (101)
                    ------------  ------------  ------------  ------------     -----           -----
From capital
 transactions:
 Net premiums.....     8,346,854   106,191,793    11,845,790   152,312,346     1,106              75
 Transfers (to)
  from the general
  account of
  GE Life and
  Annuity:
 Death benefits...    (2,062,702)   (1,881,554)   (4,328,011)   (2,472,220)      --              --
 Surrenders.......   (19,243,246)  (20,130,584)  (21,834,514)  (25,674,759)      --              --
 Cost of insurance
  and
  administrative
  expense
  (note 4)........      (300,502)     (269,986)     (373,295)     (314,936)      --              --
 Transfer gain
  (loss) and
  transfer fees...     4,850,602   (11,322,545)      446,223      (524,073)        9               2
 Transfers (to)
  from the
  Guarantee
  Account.........     7,089,642    24,152,127     7,939,759    45,426,006       --              --
 Interfund
  transfers.......   (24,679,255)   25,567,012   (50,934,230)    8,800,317       479           1,004
                    ------------  ------------  ------------  ------------     -----           -----
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   (25,998,607)  122,306,263   (57,238,278)  177,552,681     1,594           1,081
                    ------------  ------------  ------------  ------------     -----           -----
Increase
 (decrease) in net
 assets...........   (85,897,057)   66,180,187  (157,143,864)   72,035,505     1,393             980
Net assets at
 beginning of
 year.............   250,380,114   184,199,927   441,612,387   369,576,882       980             --
                    ------------  ------------  ------------  ------------     -----           -----
Net assets at end
 of period........  $164,483,057   250,380,114   284,468,523   441,612,387     2,373             980
                    ============  ============  ============  ============     =====           =====
                          High Yield Portfolio
                    --------------------------------
                                     Period from
                     Year ended  October 10, 2000 to
                    December 31,    December 31,
                        2001            2000
                    ------------ -------------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......         (5)             44
 Net realized gain
  (loss)..........        (38)             (1)
 Unrealized
  appreciation
  (depreciation)
  on investments..         56             (56)
 Capital gain
  distributions...        --              --
                    ------------ -------------------
  Increase
   (decrease) in
   net assets from
   operations.....         13             (13)
                    ------------ -------------------
From capital
 transactions:
 Net premiums.....         75             100
 Transfers (to)
  from the general
  account of
  GE Life and
  Annuity:
 Death benefits...        --              --
 Surrenders.......     (1,184)            --
 Cost of insurance
  and
  administrative
  expense
  (note 4)........        --              --
 Transfer gain
  (loss) and
  transfer fees...          4               2
 Transfers (to)
  from the
  Guarantee
  Account.........        --              --
 Interfund
  transfers.......        --            1,003
                    ------------ -------------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...     (1,105)          1,105
                    ------------ -------------------
Increase
 (decrease) in net
 assets...........     (1,092)          1,092
Net assets at
 beginning of
 year.............      1,092             --
                    ------------ -------------------
Net assets at end
 of period........          0           1,092
                    ============ ===================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                           Janus Aspen Series -- Service Shares
                    ---------------------------------------------------------------------------------------
                            Global Life
                        Sciences Portfolio       Global Technology Portfolio   Aggressive Growth Portfolio
                    ---------------------------- ---------------------------- -----------------------------
                                   Period from                  Period from                  Period from
                     Year ended   May 2, 2000 to  Year ended   May 2, 2000 to  Year ended  July 24, 2000 to
                    December 31,   December 31,  December 31,   December 31,  December 31,   December 31,
                        2001           2000          2001           2000          2001           2000
                    ------------  -------------- ------------  -------------- ------------ ----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $   (383,983)     (185,505)     (343,548)       (22,665)     (135,329)      (12,706)
 Net realized gain
  (loss)..........    (4,117,954)      471,691   (10,473,844)    (1,660,779)   (1,568,985)     (125,677)
 Unrealized
  appreciation
  (depreciation)
  on investments..    (2,286,189)    1,191,779    (2,173,041)    (8,668,137)   (2,037,458)     (845,885)
 Capital gain
  distributions...           --            --        152,466            --            --          2,170
                    ------------    ----------   -----------    -----------    ----------     ---------
  Increase
   (decrease) in
   net assets from
   operations.....    (6,788,126)    1,477,965   (12,837,967)   (10,351,581)   (3,741,772)     (982,098)
                    ------------    ----------   -----------    -----------    ----------     ---------
From capital
 transactions:
 Net premiums.....     5,752,477    10,785,299     6,741,992     17,451,454     8,236,263     4,317,354
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...      (283,260)     (139,693)     (348,231)      (320,658)       (8,222)          --
 Surrenders.......    (1,356,036)     (498,034)   (1,213,325)      (697,649)     (326,354)      (16,007)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............       (23,549)       (7,928)      (19,514)        (4,882)       (1,706)          --
 Transfer gain
  (loss) and
  transfer fees...       (19,319)      (16,792)        1,075         (4,735)      (49,670)     (180,308)
 Transfers (to)
  from the
  Guarantee
  Account.........     3,731,403     2,687,103     4,106,972      3,792,018     5,231,531       658,092
 Interfund
  transfers.......   (10,817,081)   23,841,367     2,544,761     13,850,355      (123,650)      129,985
                    ------------    ----------   -----------    -----------    ----------     ---------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    (3,015,365)   36,651,322    11,813,730     34,065,903    12,958,192     4,909,116
                    ------------    ----------   -----------    -----------    ----------     ---------
Increase
 (decrease) in net
 assets...........    (9,803,491)   38,129,287    (1,024,237)    23,714,322     9,216,420     3,927,018
Net assets at
 beginning of
 year.............    38,129,287           --     23,714,322            --      3,927,018           --
                    ------------    ----------   -----------    -----------    ----------     ---------
Net assets at end
 of period........  $ 28,325,796    38,129,287    22,690,085     23,714,322    13,143,438     3,927,018
                    ============    ==========   ===========    ===========    ==========     =========
                          Growth Portfolio
                    -----------------------------
                                   Period from
                     Year ended  July 24, 2000 to
                    December 31,   December 31,
                        2001           2000
                    ------------ ----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......     (222,658)      (15,537)
 Net realized gain
  (loss)..........   (1,313,020)      (88,725)
 Unrealized
  appreciation
  (depreciation)
  on investments..   (2,594,017)     (596,533)
 Capital gain
  distributions...       30,785         3,362
                    ------------ ----------------
  Increase
   (decrease) in
   net assets from
   operations.....   (4,098,910)     (697,433)
                    ------------ ----------------
From capital
 transactions:
 Net premiums.....   15,166,179     5,636,434
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...     (146,432)       (7,246)
 Surrenders.......     (691,826)      (18,700)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............       (3,082)          --
 Transfer gain
  (loss) and
  transfer fees...      (82,351)       (5,167)
 Transfers (to)
  from the
  Guarantee
  Account.........    6,178,668       415,910
 Interfund
  transfers.......      556,219        28,944
                    ------------ ----------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   20,977,375     6,050,175
                    ------------ ----------------
Increase
 (decrease) in net
 assets...........   16,878,465     5,352,742
Net assets at
 beginning of
 year.............    5,352,742           --
                    ------------ ----------------
Net assets at end
 of period........   22,231,207     5,352,742
                    ============ ================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                       Janus Aspen Series -- Service Shares (continued)
                    ------------------------------------------------------------------------------------------
                        Capital Appreciation                                         International Growth
                              Portfolio             Worldwide Growth Portfolio             Portfolio
                    ------------------------------ ----------------------------- -----------------------------
                                    Period from                   Period from                   Period from
                     Year ended   July 26, 2000 to  Year ended  July 25, 2000 to  Year ended  July 25, 2000 to
                    December 31,    December 31,   December 31,   December 31,   December 31,   December 31,
                        2001            2000           2001           2000           2001           2000
                    ------------  ---------------- ------------ ---------------- ------------ ----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $  (154,278)         6,110        (208,827)      (14,871)        (95,867)       (1,193)
 Net realized gain
  (loss)..........     (848,263)       (77,233)       (603,314)      (81,037)       (322,660)      (32,754)
 Unrealized
  appreciation
  (depreciation)
  on investments..   (1,843,183)      (433,290)     (2,275,379)     (521,637)       (424,899)     (156,043)
 Capital gain
  distributions...       86,152             61          29,300         2,787          41,249           395
                    -----------      ---------      ----------     ---------      ----------     ---------
  Increase
   (decrease) in
   net assets from
   operations.....   (2,759,572)      (504,352)     (3,058,220)     (614,758)       (802,177)     (189,595)
                    -----------      ---------      ----------     ---------      ----------     ---------
From capital
 transactions:
 Net premiums.....   11,382,711      5,481,003      14,176,599     5,220,452       7,352,333     1,964,826
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...      (64,750)       (18,006)        (24,924)      (30,712)        (58,683)          --
 Surrenders.......     (461,031)       (20,312)       (394,836)      (22,523)       (237,405)       (6,122)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............       (1,618)           --           (2,815)          --             (997)          --
 Transfer gain
  (loss) and
  transfer fees...       (7,111)        (7,827)         61,757        (7,185)          6,973        (5,038)
 Transfers (to)
  from the
  Guarantee
  Account.........    5,854,195        423,430       8,750,091       879,825       4,300,787       415,549
 Interfund
  transfers.......     (723,767)        23,351        (235,912)      142,903        (869,724)      (86,873)
                    -----------      ---------      ----------     ---------      ----------     ---------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   15,978,629      5,881,639      22,329,960     6,182,760      10,493,284     2,282,342
                    -----------      ---------      ----------     ---------      ----------     ---------
Increase
 (decrease) in net
 assets...........   13,219,057      5,377,287      19,271,740     5,568,002       9,691,107     2,092,747
Net assets at
 beginning of
 year.............    5,377,287            --        5,568,002           --        2,092,747           --
                    -----------      ---------      ----------     ---------      ----------     ---------
Net assets at end
 of period........  $18,596,344      5,377,287      24,839,742     5,568,002      11,783,854     2,092,747
                    ===========      =========      ==========     =========      ==========     =========
                         Balanced Portfolio
                    -----------------------------
                                   Period from
                     Year ended  July 24, 2000 to
                    December 31,   December 31,
                        2001           2000
                    ------------ ----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......       33,635         9,749
 Net realized gain
  (loss)..........     (327,259)      (17,256)
 Unrealized
  appreciation
  (depreciation)
  on investments..     (819,787)      (86,958)
 Capital gain
  distributions...      203,512         1,488
                    ------------ ----------------
  Increase
   (decrease) in
   net assets from
   operations.....     (909,899)      (92,977)
                    ------------ ----------------
From capital
 transactions:
 Net premiums.....   31,036,345     4,139,314
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...     (256,745)          --
 Surrenders.......   (1,230,543)       (9,358)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............       (2,865)          --
 Transfer gain
  (loss) and
  transfer fees...     (44,362)         6,263
 Transfers (to)
  from the
  Guarantee
  Account.........   17,567,019       466,561
 Interfund
  transfers.......      827,954       124,765
                    ------------ ----------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   47,896,803     4,727,545
                    ------------ ----------------
Increase
 (decrease) in net
 assets...........   46,986,904     4,634,568
Net assets at
 beginning of
 year.............    4,634,568           --
                    ------------ ----------------
Net assets at end
 of period........   51,621,472     4,634,568
                    ============ ================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Goldman Sachs Variable Insurance Trust
                    ------------------------------------------------------
                     Growth and Income Fund        Mid Cap Value Fund
                    --------------------------- --------------------------
                    Year ended December 31,     Year ended December 31,
                    --------------------------- --------------------------
                        2001          2000          2001         2000
                    -------------  ------------ ------------  ------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $    (167,906)    (139,180)     (443,535)      63,310
 Net realized gain
  (loss)..........       (668,820)      46,957     4,328,423      449,393
 Unrealized
  appreciation
  (depreciation)
  on investments..     (1,110,839)    (787,438)     (883,608)   8,304,706
 Capital gain
  distributions...            --           --      6,646,154    1,591,378
                    -------------  -----------  ------------  -----------
  Increase
   (decrease) in
   net assets from
   operations.....     (1,947,565)    (879,661)    9,647,434   10,408,787
                    -------------  -----------  ------------  -----------
From capital
 transactions:
 Net premiums.....      1,741,948    5,488,174    11,496,311   11,688,767
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...       (108,194)     (77,500)     (754,001)     (92,840)
 Surrenders.......       (809,111)    (891,998)   (9,326,605)  (1,586,680)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........        (14,833)      (9,213)     (115,353)     (19,420)
 Transfer gain
  (loss) and
  transfer fees...         (6,888)     (21,844)     (821,735)    (165,765)
 Transfers (to)
  from the
  Guarantee
  Account.........        645,079    1,282,884     3,365,746    3,092,219
 Interfund
  transfers.......      2,531,099    1,019,672    60,178,334   34,303,642
                    -------------  -----------  ------------  -----------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...      3,979,100    6,790,175    64,022,697   47,219,923
                    -------------  -----------  ------------  -----------
Increase
 (decrease) in net
 assets...........      2,031,535    5,910,514    73,670,131   57,628,710
Net assets at
 beginning of
 year.............     16,109,204   10,198,690    74,142,206   16,513,496
                    -------------  -----------  ------------  -----------
Net assets at end
 of period........  $  18,140,739   16,109,204   147,812,337   74,142,206
                    =============  ===========  ============  ===========
                                     Salomon Brother Variable Series Funds Inc.
                    ----------------------------------------------------------------------------------
                       Strategic Bond Fund           Investors Fund            Total Return Fund
                    --------------------------- --------------------------- --------------------------
                    Year ended December 31,     Year ended December 31,     Year ended December 31,
                    --------------------------- --------------------------- --------------------------
                        2001          2000          2001          2000          2001         2000
                    ------------- ------------- ------------- ------------- ------------- ------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......       790,638       655,019      (388,288)       68,848       142,593      153,647
 Net realized gain
  (loss)..........       179,257       (26,890)   (2,465,542)      295,242       (36,171)      12,080
 Unrealized
  appreciation
  (depreciation)
  on investments..        14,477       (95,423)   (2,069,678)       65,351      (308,694)     195,015
 Capital gain
  distributions...           --            --        770,641     1,091,072           --           --
                    ------------- ------------- ------------- ------------- ------------- ------------
  Increase
   (decrease) in
   net assets from
   operations.....       984,372       532,706    (4,152,867)    1,520,513      (202,272)     360,742
                    ------------- ------------- ------------- ------------- ------------- ------------
From capital
 transactions:
 Net premiums.....     1,923,618     4,853,560     7,624,117     9,082,204     1,829,377    2,362,422
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...       (61,984)      (93,758)     (473,319)       (9,268)      (21,922)     (52,792)
 Surrenders.......    (1,563,775)     (673,689)   (5,278,858)     (715,457)     (412,372)    (341,058)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........       (19,074)       (4,640)      (62,388)       (5,632)      (10,127)      (3,821)
 Transfer gain
  (loss) and
  transfer fees...        (5,276)       15,819        63,382       (96,558)        2,510           96
 Transfers (to)
  from the
  Guarantee
  Account.........       923,990     1,475,770     2,021,064     1,171,182       518,768      956,626
 Interfund
  transfers.......    11,948,809     1,747,930    27,066,248    22,724,325     6,119,969    1,103,825
                    ------------- ------------- ------------- ------------- ------------- ------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    13,146,308     7,320,992    30,960,246    32,150,796     8,026,203    4,025,298
                    ------------- ------------- ------------- ------------- ------------- ------------
Increase
 (decrease) in net
 assets...........    14,130,680     7,853,698    26,807,379    33,671,309     7,823,931    4,386,040
Net assets at
 beginning of
 year.............    13,181,698     5,328,000    37,463,216     3,791,907     7,636,739    3,250,699
                    ------------- ------------- ------------- ------------- ------------- ------------
Net assets at end
 of period........    27,312,378    13,181,698    64,270,595    37,463,216    15,460,670    7,636,739
                    ============= ============= ============= ============= ============= ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                     AIM Variable Insurance Funds
                    -------------------------------------------------------------------------------------------------
                          AIM V.I. Capital               AIM V.I. Aggressive
                          Appreciation Fund                  Growth Fund              AIM V.I. New Technology Fund
                    ------------------------------ -------------------------------- ---------------------------------
                                    Period from                     Period from                      Period from
                     Year ended   July 14, 2000 to  Year ended  October 16, 2000 to  Year ended  September 8, 2000 to
                    December 31,    December 31,   December 31,    December 31,     December 31,     December 31,
                        2001            2000           2001            2000             2001             2000
                    ------------  ---------------- ------------ ------------------- ------------ --------------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $   (121,951)       (6,725)         (27)              (4)           1,050               (6)
 Net realized gain
  (loss)..........    (1,143,306)      (39,485)        (420)              54             (777)            (186)
 Unrealized
  appreciation
  (depreciation)
  on investments..    (1,045,492)     (362,655)         566             (160)         (25,931)          (1,213)
 Capital gain
  distributions...     1,247,366        53,685          --               --            28,977              305
                    ------------     ---------        -----            -----          -------           ------
  Increase
   (decrease) in
   net assets from
   operations.....    (1,063,383)     (355,180)         119             (110)           3,319           (1,100)
                    ------------     ---------        -----            -----          -------           ------
From capital
 transactions:
 Net premiums.....     7,471,475     2,230,924        8,000              175           22,926            1,200
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...       (36,696)          --           --               --               --               --
 Surrenders.......      (340,630)      (11,466)        (861)             --               (42)             --
 Cost of insurance
  and
  administrative
  expense (note
  4)..............        (1,216)          --           --               --               --               --
 Transfer gain
  (loss) and
  transfer fees...       122,975       (10,783)           6                2                6                2
 Transfers (to)
  from the
  Guarantee
  Account.........     5,577,828       299,264          --               --               --               --
 Interfund
  transfers.......     1,874,285        34,858          501            1,199           25,138            1,998
                    ------------     ---------        -----            -----          -------           ------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    14,668,021     2,542,797        7,646            1,376           48,028            3,200
                    ------------     ---------        -----            -----          -------           ------
Increase
 (decrease) in net
 assets...........    13,604,638     2,187,617        7,765            1,266           51,347            2,100
Net assets at
 beginning of
 year.............     2,187,617           --         1,266              --             2,100              --
                    ------------     ---------        -----            -----          -------           ------
Net assets at end
 of period........  $ 15,792,255     2,187,617        9,031            1,266           53,447            2,100
                    ============     =========        =====            =====          =======           ======
                        AIM V.I. Growth Fund
                    -----------------------------
                                   Period from
                     Year ended  July 20, 2000 to
                    December 31,   December 31,
                        2001           2000
                    ------------ ----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......      (59,266)       (5,142)
 Net realized gain
  (loss)..........     (534,407)      (46,880)
 Unrealized
  appreciation
  (depreciation)
  on investments..   (1,004,200)     (279,588)
 Capital gain
  distributions...          --         61,649
                    ------------ ----------------
  Increase
   (decrease) in
   net assets from
   operations.....   (1,597,873)     (269,961)
                    ------------ ----------------
From capital
 transactions:
 Net premiums.....    5,358,567     2,106,482
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...      (21,600)          --
 Surrenders.......     (168,771)      (10,272)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............         (905)          --
 Transfer gain
  (loss) and
  transfer fees...       22,447        (9,760)
 Transfers (to)
  from the
  Guarantee
  Account.........    2,805,429       207,279
 Interfund
  transfers.......     (625,247)       14,235
                    ------------ ----------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    7,369,920     2,307,964
                    ------------ ----------------
Increase
 (decrease) in net
 assets...........    5,772,047     2,038,003
Net assets at
 beginning of
 year.............    2,038,003           --
                    ------------ ----------------
Net assets at end
 of period........    7,810,050     2,038,003
                    ============ ================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                        AIM Variable Insurance Funds
                    ------------------------------------------------------------------------------------------------
                                                           AIM V.I. Capital               AIM V.I. Growth and
                         AIM V.I. Value Fund               Development Fund                   Income Fund
                    ------------------------------ -------------------------------- --------------------------------
                                    Period from                     Period from                      Period from
                     Year ended   July 14, 2000 to  Year ended  October 24, 2000 to  Year ended  October 24, 2000 to
                    December 31,    December 31,   December 31,    December 31,     December 31,    December 31,
                        2001            2000           2001            2000             2001            2000
                    ------------  ---------------- ------------ ------------------- ------------ -------------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $  (233,771)        (5,829)         (15)            --               (13)            --
 Net realized gain
  (loss)..........     (596,280)       (90,467)        (124)             (3)            (375)            (21)
 Unrealized
  appreciation
  (depreciation)
  on investments..   (1,850,658)      (196,393)          25             --                 5             --
 Capital gain
  distributions...      653,741        125,375          --              --               --              --
                    -----------      ---------        -----             ---             ----             ---
  Increase
   (decrease) in
   net assets from
   operations.....   (2,026,968)      (167,314)        (114)             (3)            (383)            (21)
                    -----------      ---------        -----             ---             ----             ---
From capital
 transactions:
 Net premiums.....   20,782,363      4,511,000          --              --               168             --
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...     (277,345)       (34,914)         --              --               --              --
 Surrenders.......     (443,729)       (31,891)         --              --                 0             --
 Cost of insurance
  and
  administrative
  expense (note
  4)..............       (2,337)           --           --              --               --              --
 Transfer gain
  (loss) and
  transfer fees...      891,144          7,378            1             --                 7             --
 Transfers (to)
  from the
  Guarantee
  Account.........   10,329,067        402,397          --              --               --              --
 Interfund
  transfers.......       91,277         13,541        5,015               3              478              21
                    -----------      ---------        -----             ---             ----             ---
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   31,370,440      4,867,511        5,016               3              653              21
                    -----------      ---------        -----             ---             ----             ---
Increase
 (decrease) in net
 assets...........   29,343,472      4,700,197        4,902             --               270             --
Net assets at
 beginning of
 year.............    4,700,197            --           --              --               --              --
                    -----------      ---------        -----             ---             ----             ---
Net assets at end
 of period........  $34,043,669      4,700,197        4,902             --               270             --
                    ===========      =========        =====             ===             ====             ===
                                           AIM V.I.
                     AIM V.I. Global      Government
                      Utilities Fund    Securities Fund
                    ------------------ -----------------
                                          Period from
                       Period from     March 19, 2001 to
                    January 4, 2001 to   December 31,
                    December 31, 2001        2001
                    ------------------ -----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......            (3)              226
 Net realized gain
  (loss)..........        (1,843)              --
 Unrealized
  appreciation
  (depreciation)
  on investments..           586                49
 Capital gain
  distributions...            98               --
                    ------------------ -----------------
  Increase
   (decrease) in
   net assets from
   operations.....        (1,162)              275
                    ------------------ -----------------
From capital
 transactions:
 Net premiums.....           832               800
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...           --                --
 Surrenders.......           (49)              --
 Cost of insurance
  and
  administrative
  expense (note
  4)..............           --                --
 Transfer gain
  (loss) and
  transfer fees...             7                 1
 Transfers (to)
  from the
  Guarantee
  Account.........           --                --
 Interfund
  transfers.......         1,422             8,012
                    ------------------ -----------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...         2,212             8,813
                    ------------------ -----------------
Increase
 (decrease) in net
 assets...........         1,050             9,088
Net assets at
 beginning of
 year.............           --                --
                    ------------------ -----------------
Net assets at end
 of period........         1,050             9,088
                    ================== =================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                   MFS Variable Insurance Trust
                    ----------------------------------------------------------------------------------------------
                        MFS Investors Growth
                            Stock Series             MFS Investors Trust Series       MFS New Discovery Series
                    ------------------------------ ------------------------------- -------------------------------
                                    Period from
                     Year ended   July 27, 2000 to  Year ended     Period from      Year ended     Period from
                    December 31,    December 31,   December 31, August 18, 2000 to December 31, August 17, 2000 to
                        2001            2000           2001     December 31, 2000      2001     December 31, 2000
                    ------------  ---------------- ------------ ------------------ ------------ ------------------
Increase
(decrease) in net
assets
From operations:
 Net investment
  income
  (expense).......  $  (136,537)        (7,769)        (65,109)       (1,192)          (78,849)        (1,965)
 Net realized gain
  (loss)..........     (412,945)       (40,271)        (97,333)       (4,767)         (137,496)       (15,215)
 Unrealized
  appreciation
  (depreciation)
  on investments..   (1,370,533)      (186,904)       (390,183)       (4,793)          355,566          6,958
 Capital gain
  distributions...       54,391            --           51,546           --             83,336            --
                    -----------      ---------      ----------       -------        ----------      ---------
  Increase
   (decrease) in
   net assets from
   operations.....   (1,865,624)      (234,944)       (501,079)      (10,752)          222,557        (10,222)
                    -----------      ---------      ----------       -------        ----------      ---------
From capital
 transactions:
 Net premiums.....   10,875,980      2,706,193       5,938,657       572,314         6,274,976        839,758
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...         (705)        (7,452)        (18,437)          --            (16,562)           --
 Surrenders.......     (400,851)        (9,830)       (125,283)       (1,188)         (182,335)        (3,335)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........         (872)           --             (589)          --               (760)           --
 Transfer gain
  (loss) and
  transfer fees...       24,473         (1,937)         23,904           804             1,749         (1,201)
 Transfers (to)
  from the
  Guarantee
  Account.........    4,756,052        283,451       4,833,855        41,319         3,536,289        187,488
 Interfund
  transfers.......     (160,054)         7,500         (11,355)       21,339           686,745           (296)
                    -----------      ---------      ----------       -------        ----------      ---------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   15,094,023      2,977,925      10,640,752       634,588        10,300,102      1,022,414
                    -----------      ---------      ----------       -------        ----------      ---------
Increase
 (decrease) in net
 assets...........   13,228,399      2,742,981      10,139,673       623,836        10,522,659      1,012,192
Net assets at
 beginning of
 year.............    2,742,981            --          623,836           --          1,012,192            --
                    -----------      ---------      ----------       -------        ----------      ---------
Net assets at end
 of period........  $15,971,380      2,742,981      10,763,509       623,836        11,534,851      1,012,192
                    ===========      =========      ==========       =======        ==========      =========
                         MFS Utility Series
                    -----------------------------
                                   Period from
                     Year ended  July 25, 2000 to
                    December 31,   December 31,
                        2001           2000
                    ------------ ----------------
Increase
(decrease) in net
assets
From operations:
 Net investment
  income
  (expense).......        9,759        (1,924)
 Net realized gain
  (loss)..........     (353,704)       (4,009)
 Unrealized
  appreciation
  (depreciation)
  on investments..   (2,386,030)       17,979
 Capital gain
  distributions...      330,862           --
                    ------------ ----------------
  Increase
   (decrease) in
   net assets from
   operations.....   (2,399,113)       12,046
                    ------------ ----------------
From capital
 transactions:
 Net premiums.....    9,014,258       737,514
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...      (23,607)          --
 Surrenders.......     (212,131)       (1,207)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........         (600)          --
 Transfer gain
  (loss) and
  transfer fees...        7,628           307
 Transfers (to)
  from the
  Guarantee
  Account.........    6,550,056       238,106
 Interfund
  transfers.......      178,892        32,599
                    ------------ ----------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   15,514,496     1,007,319
                    ------------ ----------------
Increase
 (decrease) in net
 assets...........   13,115,383     1,019,365
Net assets at
 beginning of
 year.............    1,019,365           --
                    ------------ ----------------
Net assets at end
 of period........   14,134,748     1,019,365
                    ============ ================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                     Dreyfus
                          --------------------------------------------------------------
                                Dreyfus Investment
                          Portfolios --  Emerging Markets      The Dreyfus Socially
                                     Portfolio            Responsible Growth Fund, Inc.
                          ------------------------------- ------------------------------
                           Year ended     Period from      Year ended     Period from
                          December 31, August 17, 2000 to December 31, August 2, 2000 to
                              2001     December 31, 2000      2001     December 31, 2000
                          ------------ ------------------ ------------ -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............   $    3,807           188           (70,376)        2,654
 Net realized gain
  (loss)................        1,498          (211)         (142,691)       (4,600)
 Unrealized appreciation
  (depreciation) on
  investments...........      102,039       (14,189)       (1,061,003)      (32,434)
 Capital gain
  distributions.........          --            --                --            --
                           ----------       -------        ----------       -------
  Increase (decrease) in
   net assets from
   operations...........      107,344       (14,212)       (1,274,070)      (34,380)
                           ----------       -------        ----------       -------
From capital
 transactions:
 Net premiums...........      912,119        85,724         5,539,339       454,982
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........          --            --            (10,553)          --
 Surrenders.............      (20,185)       (1,205)          (40,353)       (1,717)
 Cost of insurance and
  administrative expense
  (note 4)..............          (62)          --               (253)          --
 Transfer gain (loss)
  and transfer fees.....      (30,915)         (603)          (33,278)         (173)
 Transfers (to) from the
  Guarantee Account.....      347,860        61,276         1,126,130        28,388
 Interfund transfers....    1,775,921           --             66,787           --
                           ----------       -------        ----------       -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    2,984,738       145,192         6,647,819       481,480
                           ----------       -------        ----------       -------
Increase (decrease) in
 net assets.............    3,092,082       130,980         5,373,749       447,100
Net assets at beginning
 of year................      130,980           --            447,100           --
                           ----------       -------        ----------       -------
Net assets at end of
 period.................   $3,223,062       130,980         5,820,849       447,100
                           ==========       =======        ==========       =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                             PIMCO Variable Insurance Trust
                    ---------------------------------------------------------------------------------------
                                                   Long-Term U.S. Government
                       Foreign Bond Portfolio            Bond Portfolio         High Yield Bond Portfolio
                    ----------------------------- ---------------------------- ----------------------------
                                   Period from                   Period from                  Period from
                     Year ended  October 20, 2000  Year ended  August 24, 2000  Year ended  August 7, 2000
                    December 31, to December 31,  December 31, to December 31, December 31, to December 31,
                        2001           2000           2001          2000           2001          2000
                    ------------ ---------------- ------------ --------------- ------------ ---------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......   $   22,461          126          295,294        3,128         302,808        3,259
 Net realized gain
  (loss)..........        3,393          --            37,851       17,990         (52,876)      (2,571)
 Unrealized
  appreciation
  (depreciation)
  on investments..        9,015          (57)        (901,801)       4,992        (155,323)      (2,065)
 Capital gain
  distributions...          --           311          749,489          --              --           --
                     ----------       ------       ----------      -------      ----------      -------
  Increase
   (decrease) in
   net assets from
   operations.....       34,869          380          180,833       26,110          94,609       (1,377)
                     ----------       ------       ----------      -------      ----------      -------
From capital
 transactions:
 Net premiums.....    1,544,684        9,336       13,135,184      582,654       7,628,475      235,661
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...       (9,884)         --           (80,372)         --          (22,849)         --
 Surrenders.......      (43,532)         --          (363,112)      (2,654)       (257,969)      (1,152)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............           (2)         --            (1,226)         --             (144)         --
 Transfer gain
  (loss) and
  transfer fees...       28,213           (7)         101,440         (280)         71,997          107
 Transfers (to)
  from the
  Guarantee
  Account.........      415,602        2,827        6,488,382       77,348       4,003,331       27,361
 Interfund
  transfers.......      674,589          --         2,727,913          --        1,264,321          513
                     ----------       ------       ----------      -------      ----------      -------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    2,609,670       12,156       22,008,209      657,068      12,687,162      262,490
                     ----------       ------       ----------      -------      ----------      -------
Increase
 (decrease) in net
 assets...........    2,644,539       12,536       22,189,042      683,178      12,781,771      261,113
Net assets at
 beginning of
 year.............       12,536          --           683,178          --          261,113          --
                     ----------       ------       ----------      -------      ----------      -------
Net assets at end
 of period........   $2,657,075       12,536       22,872,220      683,178      13,042,884      261,113
                     ==========       ======       ==========      =======      ==========      =======
                        Total Return Bond
                            Portfolio
                    -------------------------
                                 Period from
                                   July 25,
                     Year ended    2000 to
                    December 31, December 31,
                        2001         2000
                    ------------ ------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......      553,161      11,029
 Net realized gain
  (loss)..........      125,115      13,606
 Unrealized
  appreciation
  (depreciation)
  on investments..     (521,229)      4,957
 Capital gain
  distributions...      846,727         --
                    ------------ ------------
  Increase
   (decrease) in
   net assets from
   operations.....    1,003,774      29,592
                    ------------ ------------
From capital
 transactions:
 Net premiums.....   26,356,447   1,355,203
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...      (55,550)        --
 Surrenders.......     (553,985)     (6,232)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............         (672)        --
 Transfer gain
  (loss) and
  transfer fees...      539,868      (1,474)
 Transfers (to)
  from the
  Guarantee
  Account.........   13,535,252     192,442
 Interfund
  transfers.......    5,524,978      (4,404)
                    ------------ ------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   45,346,338   1,535,535
                    ------------ ------------
Increase
 (decrease) in net
 assets...........   46,350,112   1,565,127
Net assets at
 beginning of
 year.............    1,565,127         --
                    ------------ ------------
Net assets at end
 of period........   47,915,239   1,565,127
                    ============ ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                        Rydex Variable Trust
                    ------------------------------
                              OTC Fund
                    ------------------------------
                                    Period from
                     Year ended   July 14, 2000 to
                    December 31,    December 31,
                        2001            2000
                    ------------  ----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $   (66,950)        (5,772)
 Net realized gain
  (loss)..........     (617,106)       (39,423)
 Unrealized
  appreciation
  (depreciation)
  on investments..     (896,601)      (545,912)
 Capital gain
  distributions...          --          19,314
                    -----------      ---------
  Increase
   (decrease) in
   net assets from
   operations.....   (1,580,657)      (571,793)
                    -----------      ---------
From capital
 transactions:
 Net premiums.....    3,397,592      2,598,026
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...      (28,289)           --
 Surrenders.......     (154,968)        (9,084)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........         (711)           --
 Transfer gain
  (loss) and
  transfer fees...        7,435         (2,093)
 Transfers (to)
  from the
  Guarantee
  Account.........    2,020,494        335,224
 Interfund
  transfers.......      162,820         12,190
                    -----------      ---------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    5,404,373      2,934,263
                    -----------      ---------
Increase
 (decrease) in net
 assets...........    3,823,716      2,362,470
Net assets at
 beginning of
 year.............    2,362,470            --
                    -----------      ---------
Net assets at end
 of period........  $ 6,186,186      2,362,470
                    ===========      =========
                                           Alliance Variable Products Series Fund, Inc.
                    -------------------------------------------------------------------------------------------
                     Growth and Income Portfolio    Premier Growth Portfolio           Quasar Portfolio
                    ----------------------------- ----------------------------- -------------------------------
                                   Period from                   Period from
                     Year ended  July 25, 2000 to  Year ended  July 14, 2000 to  Year ended     Period from
                    December 31,   December 31,   December 31,   December 31,   December 31, August 11, 2000 to
                        2001           2000           2001           2000           2001     December 31, 2000
                    ------------ ---------------- ------------ ---------------- ------------ ------------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......     (297,148)       (3,606)       (244,816)      (12,850)       (35,451)        (1,187)
 Net realized gain
  (loss)..........     (575,527)       (3,951)       (905,062)      (79,574)      (267,565)       (10,030)
 Unrealized
  appreciation
  (depreciation)
  on investments..     (817,306)       51,645      (2,097,646)     (397,329)        23,695        (17,204)
 Capital gain
  distributions...      775,214           --          809,253           --         117,347            --
                    ------------ ---------------- ------------ ---------------- ------------ ------------------
  Increase
   (decrease) in
   net assets from
   operations.....     (914,767)       44,088      (2,438,271)     (489,753)      (161,974)       (28,421)
                    ------------ ---------------- ------------ ---------------- ------------ ------------------
From capital
 transactions:
 Net premiums.....   36,549,497     1,474,889      14,294,217     5,531,325      2,282,587        386,918
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...     (190,368)      (20,176)       (137,550)          --          (2,767)           --
 Surrenders.......     (725,995)       (2,804)       (437,191)      (13,361)       (44,425)        (1,833)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........       (1,101)          --           (2,512)          --             (93)           --
 Transfer gain
  (loss) and
  transfer fees...      881,234          (238)        255,611        (3,636)       127,121            495
 Transfers (to)
  from the
  Guarantee
  Account.........   20,922,680       141,518       9,759,357       589,750      1,452,601         76,137
 Interfund
  transfers.......    3,362,004        18,070         (97,465)      365,321        302,716          1,452
                    ------------ ---------------- ------------ ---------------- ------------ ------------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   60,797,951     1,611,259      23,634,467     6,469,399      4,117,740        463,169
                    ------------ ---------------- ------------ ---------------- ------------ ------------------
Increase
 (decrease) in net
 assets...........   59,883,184     1,655,347      21,196,196     5,979,646      3,955,766        434,748
Net assets at
 beginning of
 year.............    1,655,347           --        5,979,646           --         434,748            --
                    ------------ ---------------- ------------ ---------------- ------------ ------------------
Net assets at end
 of period........   61,538,531     1,655,347      27,175,842     5,979,646      4,390,514        434,748
                    ============ ================ ============ ================ ============ ==================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Prudential Series Fund, Inc.
                          --------------------------------------------------------------------
                           SP Prudential U.S.       SP Jennison
                            Emerging Growth    International Growth     Prudential Jennison
                               Portfolio             Portfolio               Portfolio
                          -------------------- --------------------- -------------------------
                          Period from July 9,  Period from August 6,
                          2001 to December 31, 2001 to December 31,  Period from September 17,
                                  2001                 2001          2001 to December 31, 2001
                          -------------------- --------------------- -------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............        $  (477)                 (66)                   (151)
 Net realized gain
  (loss)................            (55)                 (41)                     13
 Unrealized appreciation
  (depreciation) on
  investments...........         (2,492)                (856)                  5,488
 Capital gain
  distributions.........            --                   --                      --
                                -------               ------                  ------
  Increase (decrease) in
   net assets from
   operations...........         (3,024)                (963)                  5,350
                                -------               ------                  ------
From capital
 transactions:
 Net premiums...........         86,374               18,469                  34,302
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........            --                   --                      --
 Surrenders.............            --                  (293)                    --
 Cost of insurance and
  administrative expense
  (note 4)..............            --                   --                      --
 Transfer gain (loss)
  and transfer fees.....         (1,382)                 (26)                    (44)
 Transfers (to) from the
  Guarantee Account.....            --                   --                      --
 Interfund transfers....            --                   --                      665
                                -------               ------                  ------
  Increase (decrease) in
   net assets from
   capital
   transactions.........         84,992               18,150                  34,923
                                -------               ------                  ------
Increase (decrease) in
 net assets.............         81,968               17,187                  40,273
Net assets at beginning
 of year................            --                   --                      --
                                -------               ------                  ------
Net assets at end of
 period.................        $81,968               17,187                  40,273
                                =======               ======                  ======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                         Notes to Financial Statements

                               December 31, 2001

(1) Description of Entity

  GE Life & Annuity Separate Account 4 is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity life insurance policies issued by GE Life & Annuity. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is, directly or indirectly, a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  During 2001, MFS Variable Insurance Trust changed the name of its MFS Growth Series to MFS Investors Growth Stock Series and its MFS Growth With Income Series to MFS Investors Trust Series. In addition, AIM Variable Insurance Funds changed the name of its AIM V.I. Telecommunications Fund to AIM V.I. New Technology Fund.

  Also during 2001, the Janus Aspen Series High Yield Portfolio was removed as an investment subdivision in the Account.

  During May 2001, 4 new investment subdivisions were added to the Account for Type III policies (see note 2). The Equity Portfolio, SP Prudential U.S. Emerging Growth Portfolio, SP Jennison International Growth Portfolio, and Prudential Jennison Portfolio each invests in a designated portfolio of the Prudential Series Fund, Inc.

  In June 2000, 33 new investment subdivisions were added to the Account (see note 2). The Value Equity and Small-Cap Value Equity Funds each invests in a designated portfolio of the GE Investments Funds, Inc. The Global Securities Fund/VA and the Main Street Growth & Income Fund/VA each invests in a designated portfolio of the Oppenheimer Variable Account Funds -- Class 2 Shares. The Equity-Income and Growth Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund -- Service Class 2. The Contrafund Portfolio invests in a designated portfolio of the Variable Insurance Products Fund II -- Service Class 2. The Growth & Income and Mid Cap Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund III -- Service Class 2. The International Small Company Fund II invests in a designated portfolio of the Federated Insurance Series. The High Income Bond Fund II invests in a designated portfolio of the Federated Insurance Series -- Service Shares. The Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios each invests in a designated portfolio of the Janus Aspen Series -- Service Shares. The Growth and Value Funds each invests solely in a designated portfolio of the AIM Variable Insurance Funds. The MFS Growth Series, the MFS Growth With Income Series, the MFS New Discovery Series, and the MFS Utility Series each invests in a designated portfolio of the MFS Variable Insurance Trust. The Dreyfus Investment Portfolios -- Emerging Markets Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc. each invests solely in designated portfolios of Dreyfus. The Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios each invests in a designated portfolio of the PIMCO Variable Insurance Trust. The OTC Fund invests in a designated portfolio of the Rydex Variable Trust. The Growth and Income, Premier Growth, and Quasar Portfolios each invests in a designated portfolio of the Alliance Variable Products Series Fund, Inc.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

  In October 2000, the Alger American Fund changed the name of its Growth Portfolio to the LargeCap Growth Portfolio.

  In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to the Mid-Cap Value Equity Fund.

  In April 2000, 12 new investment subdivisions were added to the Account. The Global Life Sciences Portfolio and the Global Technology Portfolio each invests solely in a designated portfolio of the Janus Aspen Series -- Service Shares. The Mid Cap Portfolio invests solely in a designated portfolio of the Variable Insurance Products Fund III. The Equity Income and High Yield Portfolios each invests in a designated portfolio of the Janus Aspen Series. The AIM V.I. Capital Appreciation, AIM V.I. Capital Development, AIM V.I. Global Utilities, AIM V.I. Government Securities, AIM V.I. Growth and Income, AIM V.I. Aggressive Growth, and AIM V.I. Telecommunications Funds each invests in a designated portfolio of the AIM Variable Insurance Funds.

  All designated portfolios described above are series type mutual funds.

  Contractholders may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of GE Life & Annuity. In addition, certain contractholders elect to deposit premiums in the general account of GE Life and Annuity and, over a period up to one year, periodically and systematically transfer those premiums to the subaccount of their choice (i.e., dollar-cost average the unit purchases). Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for the guarantee period, after which a new rate may be declared. Such transfers are reflected in the Statements of Changes in Net Assets as Transfers (to) from the Guarantee Account and in the Capital Transactions footnote as units exchanged.

(2) Summary of Significant Accounting Policies

 (a) Unit Classes

  There are seven unit classes included in the Account. Type I units are sold under policy forms P1140. Type II units are sold under policy forms P1143 and P1150. Type III are sold under policy form P1152. Type IV units are sold under policy form P1151. Type V units are sold under policy form P1153. Types VI and VII units are sold under policy form P1154.

 (b) Investments

  Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable period.

 (c) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (d) Use of Estimates

  Financial statements prepared in conformity with generally accepted accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Purchases and Sales of Investments

  The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2001 were:

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                  Cost of        Proceeds
                                                   Shares          from
Fund/Portfolio                                    Acquired     Shares Sold
--------------                                 -------------- --------------
GE Investment Funds, Inc.:
 S&P 500 Index Fund..........................  $  236,567,752 $  210,195,210
 Money Market Fund...........................   2,454,011,304  2,233,670,714
 Total Return Fund...........................      48,407,331     37,922,237
 International Equity Fund...................     156,645,504    153,436,965
 Real Estate Securities Fund.................      85,185,950     69,352,745
 Global Income Fund..........................       1,828,438      1,645,143
 Mid-Cap Value Equity Fund...................     116,797,378     50,961,341
 Income Fund.................................      81,855,597     48,043,489
 U.S. Equity Fund............................      49,367,514     24,467,958
 Premier Growth Equity Fund..................      58,962,170     34,802,908
 Value Equity Fund...........................      12,496,946      3,595,645
 Small-Cap Value Equity Fund.................      25,953,128      6,723,981
Oppenheimer Variable Account Funds:
 Bond Fund/VA................................     103,031,744     57,306,583
 Capital Appreciation Fund/VA................     141,605,182    111,623,079
 Aggressive Growth Fund/VA...................     149,455,928    166,106,284
 High Income Fund/VA.........................      50,833,661     52,103,820
 Multiple Strategies Fund/VA.................      47,883,292     34,881,053
Oppenheimer Variable Account Funds -- Class 2
 Shares:
 Global Securities Fund/VA...................      31,508,973     12,785,794
 Main Street Growth & Income Fund/VA.........      22,673,688      2,861,140
Variable Insurance Products Fund:
 Equity-Income Portfolio.....................     212,849,862    208,959,547
 Growth Portfolio............................     158,578,725    197,034,098
 Overseas Portfolio..........................     399,722,449    413,487,424
Variable Insurance Products Fund II:
 Asset Manager Portfolio.....................      42,849,736     95,606,322
 Contrafund Portfolio........................      79,874,315    127,571,499
Variable Insurance Products Fund III:
 Growth & Income Portfolio...................      46,084,919     39,146,858
 Growth Opportunities Portfolio..............      16,899,414     28,807,073
 Mid Cap Portfolio...........................          36,909         17,493
Variable Insurance Products Fund -- Service
 Class 2:
 Equity-Income Portfolio.....................      47,784,371     15,514,360
 Growth Portfolio............................      33,882,918      5,959,599
Variable Insurance Products Fund II --
  Service Class 2:
 Contrafund Portfolio........................      27,438,610      3,748,896
Variable Insurance Products Fund III --
  Service Class 2:
 Growth & Income Portfolio...................      17,538,061      5,974,436
 Mid Cap Portfolio...........................      32,874,747      5,380,287
Federated Insurance Series:
 American Leaders Fund II....................      41,104,956     34,929,078
 High Income Bond Fund II....................     103,868,007    103,530,134
 Utility Fund II.............................      15,058,452     17,230,312
 International Small Company Fund II.........      42,916,929     41,104,463

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                      Cost of      Proceeds
                                                       Shares        from
Fund/Portfolio                                        Acquired   Shares Sold
--------------                                      ------------ ------------
Federated Insurance Series -- Service Shares:
 High Income Bond Fund II.......................... $ 14,663,078 $  7,648,496
Alger American Fund:
 Small Capitalization Portfolio....................   90,359,866  104,960,599
 LargeCap Growth Portfolio.........................  116,350,218  114,393,591
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth Portfolio...................   26,094,011   24,377,116
 PBHG Growth II Portfolio..........................   96,557,221  102,713,077
Janus Aspen Series:
 Aggressive Growth Portfolio.......................   98,606,851  160,643,838
 Growth Portfolio..................................  126,424,956  240,311,588
 Worldwide Growth Portfolio........................  181,322,414  329,486,606
 Balanced Portfolio................................  162,154,345  177,500,393
 Flexible Income Portfolio.........................   68,904,476   53,208,764
 International Growth Portfolio....................  408,742,492  445,574,717
 Capital Appreciation Portfolio....................   76,649,886  138,475,643
 Equity Income Portfolio...........................        1,959          312
 High Yield Portfolio..............................           75        1,186
Janus Aspen Series -- Service Shares:
 Global Life Sciences Portfolio....................   34,249,990   37,229,201
 Global Technology Portfolio.......................   32,539,307   21,037,650
 Aggressive Growth Portfolio.......................   24,347,511   11,565,300
 Growth Portfolio..................................   30,516,042    9,836,964
 Capital Appreciation Portfolio....................   21,944,234    6,083,379
 Worldwide Growth Portfolio........................   29,296,708    7,223,694
 International Growth Portfolio....................  120,251,604  105,611,977
 Balanced Portfolio................................   64,553,648   16,706,077
Goldman Sachs Variable Insurance Trust:
 Growth and Income Fund............................    9,685,518    5,750,871
 Mid Cap Value Fund................................  172,185,673  102,688,722
Salomon Brothers Variable Series Funds Inc.:
 Strategic Bond Fund...............................   26,368,516   11,087,925
 Investors Fund....................................   82,375,376   48,340,558
 Total Return Fund.................................   14,036,172    5,665,160
AIM Variable Insurance Funds:
 AIM V.I. Capital Appreciation Fund................   28,429,607   12,446,161
 AIM V.I. Aggressive Growth Fund...................        8,663        1,042
 AIM V.I. New Technology Fund......................      219,953      141,880
 AIM V.I. Growth Fund..............................   10,707,648    3,417,870
 AIM V.I. Value Fund...............................   39,920,882    8,227,412
 AIM V.I. Capital Development Fund.................        9,915        4,913
 AIM V.I. Growth and Income Fund...................        7,831        7,190
 AIM V.I. Global Utilities Fund....................       15,690       13,382
 AIM V.I. Government Securities Fund...............        9,265          224
MFS Variable Insurance Trust:
 MFS Investors Growth Stock Series.................   17,521,329    2,515,205

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                       Cost of    Proceeds
                                                       Shares       from
Fund/Portfolio                                        Acquired   Shares Sold
--------------                                       ----------- -----------
 MFS Investors Trust Series......................... $11,765,034 $ 1,164,700
 MFS New Discovery Series...........................  12,585,911   2,277,917
 MFS Utility Series.................................  18,059,718   2,224,806
Dreyfus:
 Dreyfus Investment Portfolios-Emerging Markets
  Portfolio.........................................  10,334,891   7,696,107
 The Dreyfus Socially Responsible Growth Fund,
  Inc...............................................  10,450,358   3,871,598
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio.............................   4,688,328   2,120,620
 Long-Term U.S. Government Bond Portfolio...........  31,988,029   9,222,035
 High Yield Bond Portfolio..........................  18,147,688   5,338,065
 Total Return Bond Portfolio........................  59,157,468  12,854,764
Rydex Variable Trust:
 OTC Fund...........................................   7,019,793   1,687,004
Alliance Variable Products Series Fund, Inc.:
 Growth and Income Portfolio........................  70,733,666   9,372,386
 Premier Growth Portfolio...........................  29,520,901   5,101,406
 Quasar Portfolio...................................   6,310,246   2,114,186
Prudential Series Fund, Inc.:
 SP Prudential U.S. Emerging Growth Portfolio.......      84,989         432
 SP Jennison International Growth Portfolio.........      18,442         350
 Prudential Jennison Portfolio......................      34,924         131

(4) Related Party Transactions

  Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable deferred annuity products, less deductions retained as compensation for premium taxes. For policies issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender. A charge is deducted monthly from Type I policies to reimburse GE Life & Annuity for certain distribution expenses. In addition, charges are assessed to cover certain partial surrenders, certain administrative expenses, and the mortality and expense risk that GE Life & Annuity assumes. The surrender charges are assessed to cover certain expenses relating to the sale of a policy. The basis points charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. The stated dollar fees assessed to cover certain other administrative expenses are assessed by surrendering units. The table below discloses the fees described above by unit type.

                 Distribution              Surrender              Administrative      Mortality and Expense
Unit Type          Expense                  Charges              Expense Charges          Risk Charges
---------        ------------              ---------             ---------------      ---------------------
    I       .20% for the first ten  6% or less within six              $30                    1.15%
              years following a     years of any premium
               premium payment      payment
   II                --             6% or less within seven  $25, if account value is         1.25%
                                    years of any premium      less than $75,000, plus
                                    payment                            .15%
   III               --             8% or less within eight  $25, if account value is         1.30%
                                    years of any premium      less than $10,000, plus
                                    payment                            .25%
   IV                --                        --            $25, if account value is         1.35%
                                                              less than $25,000, plus
                                                                       .25%
    V                --                        --                      0.35%                  0.40%
   VI                --             6% or less within six          $30 plus .15%              1.35%
                                    years of any premium
                                    payment
   VII               --             6% or less within six          $30 plus .15%              1.55%
                                    years of any premium
                                    payment

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


  For Type III unit contracts, transfers from the guarantee account include approximately $27.7 and $58.8 million of payments by GE Life and Annuity in the form of bonus credits for the years ended December 31, 2001 and 2000, respectively.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies issued by GE Life & Annuity. Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income Fund, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .65% for the Value Equity, Mid-Cap Value Equity and Premier Growth Equity Funds, .80% for the Small-Cap Value Equity Fund, and .55% for the U.S. Equity Fund.

(5) Capital Transactions

  The increase (decrease) in outstanding units and amounts by type and by subaccount from capital transactions with contractholders for each of the years or lesser periods in the two year period ended December 31, 2001 is as follows:

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                      GE Investments Funds, Inc.
                         -------------------------------------------------------------------------------------------
                                S&P 500                   Money                   Total             International
                              Index Fund               Market Fund             Return Fund           Equity Fund
                         ----------------------  ------------------------  ---------------------  ------------------
                          Units      $ Amount      Units       $ Amount     Units     $ Amount     Units   $ Amount
                         --------  ------------  ----------  ------------  --------  -----------  -------  ---------
Type I Units:
 Units Purchased........    3,945  $    227,062      29,524  $    494,362     2,411  $    91,720        1  $       6
 Units Redeemed......... (190,013)  (10,813,162) (3,288,192)  (54,902,105)  (95,836)  (3,606,128) (25,891)  (577,216)
 Units Exchanged........  (72,968)     (124,039)  1,726,844      (155,118)  (41,064)     (40,316) (73,785)    (5,675)
                         --------  ------------  ----------  ------------  --------  -----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... (259,036) $(10,710,139) (1,531,824) $(54,562,860) (134,489) $(3,554,724) (99,675) $(582,885)
                         ========  ============  ==========  ============  ========  ===========  =======  =========
 Units Purchased........    2,478       120,597      11,466       194,763       990       37,513      --         --
 Units Redeemed......... (184,777)   (8,988,581) (3,307,718)  (56,190,209)  (74,324)  (2,816,011) (18,592)  (330,548)
 Units Exchanged........  (35,256)   (1,715,045)  2,800,699    47,577,186    23,592      893,868  (15,402)  (273,848)
                         --------  ------------  ----------  ------------  --------  -----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (217,555) $(10,583,030)   (495,553) $ (8,418,261)  (49,742) $(1,884,629) (33,994) $(604,396)
                         ========  ============  ==========  ============  ========  ===========  =======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                            GE Investments Funds, Inc. (continued)
                         ------------------------------------------------------------------------------------
                            Real Estate           Global            Mid-Cap Value
                          Securities Fund       Income Fund          Equity Fund            Income Fund
                         ------------------  ------------------  ---------------------  ---------------------
                          Units   $ Amount    Units   $ Amount    Units     $ Amount     Units     $ Amount
                         -------  ---------  -------  ---------  --------  -----------  --------  -----------
Type I Units:
 Units Purchased........    (878) $  53,044       46  $     450     2,346  $    37,915       738  $     7,823
 Units Redeemed.........  15,223   (910,735) (18,024)  (180,823)  (99,897)  (1,601,472) (231,047)  (2,430,811)
 Units Exchanged........ (14,909)    (8,235) (12,713)      (791)  (11,459)     (13,530)   (3,539)     (23,965)
                         -------  ---------  -------  ---------  --------  -----------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....    (564) $(865,927) (30,691) $(181,164) (109,010) $(1,577,087) (233,848) $(2,446,953)
                         =======  =========  =======  =========  ========  ===========  ========  ===========
 Units Purchased........     148      2,853       49        500       655       11,748     3,439       39,991
 Units Redeemed......... (45,295)  (876,267)  (3,609)   (37,126)  (84,583)  (1,516,669) (192,208)  (2,235,396)
 Units Exchanged........   9,750    188,632    9,542     98,171   143,699    2,576,677   262,753    3,055,845
                         -------  ---------  -------  ---------  --------  -----------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (35,397) $(684,782)   5,982  $  61,546    59,771  $ 1,071,756    73,984  $   860,440
                         =======  =========  =======  =========  ========  ===========  ========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                             GE Investments Funds, Inc.
                                     (continued)                     Oppenheimer Variable Account Funds
                         --------------------------------------  ---------------------------------------------
                               U.S.           Premier Growth                                   Capital
                            Equity Fund         Equity Fund          Bond Fund/VA       Appreciation Fund/VA
                         ------------------  ------------------  ---------------------  ----------------------
                          Units   $ Amount    Units   $ Amount    Units     $ Amount     Units      $ Amount
                         -------  ---------  -------  ---------  --------  -----------  --------  ------------
Type I Units:
 Units Purchased........     895  $  11,642      850  $   9,920     2,739  $    59,417     2,529  $    171,235
 Units Redeemed.........  (6,809)   (85,350) (23,499)  (271,942) (195,959)  (4,217,384) (164,413)  (10,999,214)
 Units Exchanged........  96,104     (3,224)  55,247     (2,325)  (14,960)     (32,820)    6,379      (136,527)
                         -------  ---------  -------  ---------  --------  -----------  --------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  90,190  $ (76,932)  32,598  $(264,347) (208,180) $(4,190,787) (155,505) $(10,964,506)
                         =======  =========  =======  =========  ========  ===========  ========  ============
 Units Purchased........     307      3,150    3,367     23,028       497       10,882       756        43,332
 Units Redeemed......... (14,975)  (153,821) (23,597)  (161,400) (140,878)  (3,081,287) (151,512)   (8,684,307)
 Units Exchanged........ (10,207)  (104,855)  13,805     94,425   103,062    2,254,166    33,229     1,904,614
                         -------  ---------  -------  ---------  --------  -----------  --------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (24,875) $(255,526)  (6,425) $ (43,947)  (37,319) $  (816,239) (117,527) $ (6,736,361)
                         =======  =========  =======  =========  ========  ===========  ========  ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                          Oppenheimer Variable Account Funds (continued)
                  --------------------------------------------------------------------
                       Aggressive                 High                 Multiple
                     Growth Fund/VA          Income Fund/VA       Strategies Fund/VA
                  ----------------------  ---------------------  ---------------------
                   Units      $ Amount     Units     $ Amount     Units     $ Amount
                  --------  ------------  --------  -----------  --------  -----------
Type I Units:
 Units
  Purchased......    5,842  $    494,773     4,410  $   140,092     3,230  $   104,285
 Units Redeemed.. (403,930)  (33,885,739) (299,450)  (9,434,365) (235,216)  (7,530,769)
 Units
  Exchanged......   31,718      (317,812)  (97,492)     (77,775)  (65,398)     (65,952)
                  --------  ------------  --------  -----------  --------  -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... (366,370) $(33,708,778) (392,532) $(9,372,047) (297,384) $(7,492,437)
                  ========  ============  ========  ===========  ========  ===========
 Units
  Purchased......    3,133       151,508     2,911       90,832       955       31,286
 Units Redeemed.. (259,641)  (12,555,828) (171,460)  (5,350,588) (158,243)  (5,176,877)
 Units
  Exchanged...... (134,670)   (6,512,438)   (1,564)     (48,790)   13,215      432,313
                  --------  ------------  --------  -----------  --------  -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001....... (391,178) $(18,916,758) (170,113) $(5,308,546) (144,073) $(4,713,278)
                  ========  ============  ========  ===========  ========  ===========
                        Variable Insurance Products Fund
                  -------------------------------------------------
                          Equity-
                     Income Portfolio         Growth Portfolio
                  ------------------------- -----------------------
                    Units       $ Amount     Units      $ Amount
                  ----------- ------------- --------- -------------
Type I Units:
 Units
  Purchased......     12,748  $    542,422    11,056  $    820,665
 Units Redeemed..   (988,456)  (41,690,669) (719,665)  (52,918,360)
 Units
  Exchanged......   (380,685)     (368,817)  (64,035)     (501,023)
                  ----------- ------------- --------- -------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... (1,356,393) $(41,517,064) (772,644) $(52,598,718)
                  =========== ============= ========= =============
 Units
  Purchased......      8,604       382,089     3,873       216,200
 Units Redeemed..   (611,518)  (27,152,448) (455,514)  (25,424,932)
 Units
  Exchanged......     19,551       868,073  (162,787)   (9,086,165)
                  ----------- ------------- --------- -------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001.......   (583,363) $(25,902,287) (614,428) $(34,294,897)
                  =========== ============= ========= =============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                   Variable Insurance
                        Products
                    Fund (continued)           Variable Insurance Products Fund II
                  ----------------------  ------------------------------------------------
                                                   Asset
                   Overseas Portfolio        Manager Portfolio      Contrafund Portfolio
                  ----------------------  ------------------------  ----------------------
                   Units      $ Amount      Units       $ Amount     Units      $ Amount
                  --------  ------------  ----------  ------------  --------  ------------
Type I Units:
 Units
  Purchased......    7,571  $    241,479      36,673  $  1,107,798    15,081  $    471,259
 Units Redeemed.. (487,154)  (15,394,793) (2,680,732)  (80,156,029) (639,294)  (19,812,454)
 Units
  Exchanged...... (102,270)     (143,619)   (522,301)     (820,933)  (74,444)     (166,590)
                  --------  ------------  ----------  ------------  --------  ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... (581,853) $(15,296,932) (3,166,360) $(79,869,165) (698,657) $(19,507,785)
                  ========  ============  ==========  ============  ========  ============
 Units
  Purchased......    1,169        27,779      14,846       410,193     3,626        95,889
 Units Redeemed.. (280,695)   (6,666,954) (1,793,031)  (49,541,082) (341,020)   (9,019,421)
 Units
  Exchanged...... (124,293)   (2,952,161)   (297,872)   (8,230,133) (151,022)   (3,994,278)
                  --------  ------------  ----------  ------------  --------  ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001....... (403,819) $ (9,591,336) (2,076,057) $(57,361,021) (488,416) $(12,917,810)
                  ========  ============  ==========  ============  ========  ============
                    Variable Insurance Products Fund III
                  ---------------------------------------------
                                                Growth
                        Growth &            Opportunities
                    Income Portfolio          Portfolio
                  ---------------------- ----------------------
                   Units     $ Amount     Units     $ Amount
                  --------- ------------ --------- ------------
Type I Units:
 Units
  Purchased......    1,926  $    31,625     3,181  $    46,620
 Units Redeemed.. (134,276)  (2,185,679) (116,507)  (1,693,162)
 Units
  Exchanged......  (76,301)     (19,120) (112,658)     (14,301)
                  --------- ------------ --------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... (208,651) $(2,173,174) (225,984) $(1,660,843)
                  ========= ============ ========= ============
 Units
  Purchased......      675       10,080       501        5,646
 Units Redeemed..  (91,456)  (1,364,681)  (48,972)    (552,256)
 Units
  Exchanged......   27,585      411,609   (30,599)    (345,062)
                  --------- ------------ --------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001.......  (63,196) $  (942,992)  (79,070) $  (891,672)
                  ========= ============ ========= ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                    Federated Insurance Series
                  -------------------------------------------------------------------
                        American             High Income
                    Leaders Fund II          Bond Fund II         Utility Fund II
                  ---------------------  ---------------------  ---------------------
                   Units     $ Amount     Units     $ Amount     Units     $ Amount
                  --------  -----------  --------  -----------  --------  -----------
Type I Units:
 Units
  Purchased......      835  $    14,319       319  $     5,668     3,240  $    59,429
 Units Redeemed..  (94,586)  (1,608,723)  (71,936)  (1,269,466)  (97,076)  (1,766,896)
 Units
  Exchanged......  (54,843)     (14,983)   (9,397)     (11,320)  (11,102)     (13,902)
                  --------  -----------  --------  -----------  --------  -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... (148,594) $(1,609,387)  (81,014) $(1,275,118) (104,938) $(1,721,369)
                  ========  ===========  ========  ===========  ========  ===========
 Units
  Purchased......      528        8,635     1,105       16,447     1,034       16,640
 Units Redeemed..  (66,334)  (1,087,156)  (29,123)    (433,602)  (45,201)    (727,791)
 Units
  Exchanged......   34,776      569,957  (127,025)  (1,891,248)  (12,738)    (205,097)
                  --------  -----------  --------  -----------  --------  -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001.......  (31,030) $  (508,564) (155,043) $(2,308,402)  (56,905) $  (916,248)
                  ========  ===========  ========  ===========  ========  ===========
                             Alger American Fund
                  ---------------------------------------------
                         Small
                     Capitalization            LargeCap
                       Portfolio           Growth Portfolio
                  ---------------------- ----------------------
                   Units     $ Amount     Units     $ Amount
                  --------- ------------ --------- ------------
Type I Units:
 Units
  Purchased......    6,120  $    84,706    11,332  $   291,531
 Units Redeemed.. (233,167)  (3,186,792) (223,755)  (5,691,663)
 Units
  Exchanged......   86,263      (40,577)  (64,202)     (64,602)
                  --------- ------------ --------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... (140,784) $(3,142,663) (276,625) $(5,464,735)
                  ========= ============ ========= ============
 Units
  Purchased......    1,146       10,280     2,865       53,000
 Units Redeemed.. (196,344)  (1,761,732) (196,705)  (3,638,796)
 Units
  Exchanged...... (111,834)  (1,003,445)  (43,476)    (804,251)
                  --------- ------------ --------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001....... (307,032) $(2,754,896) (237,316) $(4,390,046)
                  ========= ============ ========= ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                             PBHG Insurance Series Fund, Inc.                      Janus Aspen Series
                         -------------------------------------------  ------------------------------------------------
                             PBHG Large                PBHG
                             Cap Growth             Growth II              Aggressive
                              Portfolio             Portfolio           Growth Portfolio         Growth Portfolio
                         --------------------  ---------------------  ----------------------  ------------------------
                          Units    $ Amount     Units     $ Amount     Units      $ Amount      Units       $ Amount
                         -------  -----------  --------  -----------  --------  ------------  ----------  ------------
Type I Units:
 Units Purchased........     868  $    27,151     2,883  $    94,043    13,572  $    691,164      26,900  $    966,494
 Units Redeemed......... (20,094)    (614,904)  (62,738)  (2,026,654) (402,912)  (20,291,639)   (898,626)  (31,968,683)
 Units Exchanged........ 155,998      (13,428)  213,604      (20,099)   76,251      (227,731)     71,791      (317,759)
                         -------  -----------  --------  -----------  --------  ------------  ----------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 136,772  $  (601,181)  153,749  $(1,952,710) (313,089) $(19,828,206)   (799,935) $(31,319,948)
                         =======  ===========  ========  ===========  ========  ============  ==========  ============
 Units Purchased........     640       11,702     1,894       23,956     6,153       174,897      13,588       346,082
 Units Redeemed......... (41,886)    (766,584)  (77,412)    (978,615) (250,697)   (7,125,993)   (669,164)  (17,044,025)
 Units Exchanged........ (34,172)    (625,432)  (30,911)    (390,766) (213,186)   (6,059,740)   (376,738)   (9,595,741)
                         -------  -----------  --------  -----------  --------  ------------  ----------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (75,418) $(1,380,314) (106,429) $(1,345,425) (457,730) $(13,010,836) (1,032,314) $(26,293,684)
                         =======  ===========  ========  ===========  ========  ============  ==========  ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                     Janus Aspen Series (continued)
                         ----------------------------------------------------------------------------------------------
                                Worldwide                                        Flexible            International
                            Growth Portfolio        Balanced Portfolio       Income Portfolio       Growth Portfolio
                         ------------------------  ----------------------  ---------------------  ---------------------
                           Units       $ Amount     Units      $ Amount     Units     $ Amount     Units     $ Amount
                         ----------  ------------  --------  ------------  --------  -----------  --------  -----------
Type I Units:
 Units Purchased........     40,691  $  1,551,318    19,265  $    467,010     4,831  $    15,714   (11,129) $   246,567
 Units Redeemed.........   (926,797)  (34,907,598) (661,691)  (15,895,972) (127,570)  (6,447,192)  259,231   (5,007,075)
 Units Exchanged........     19,040      (426,392)   96,995      (144,239)   (7,253)     (64,559) (283,946)     (69,936)
                         ----------  ------------  --------  ------------  --------  -----------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....   (867,066) $(33,782,672) (545,431) $(15,573,200) (129,992) $(6,496,038)  (35,844) $(4,830,444)
                         ==========  ============  ========  ============  ========  ===========  ========  ===========
 Units Purchased........     10,091       331,978     7,982       179,568       (81)      21,232       347        6,720
 Units Redeemed.........   (627,415)  (20,641,241) (419,979)   (9,448,980)   13,665   (3,571,289) (172,962)  (3,352,582)
 Units Exchanged........   (430,315)  (14,156,856)  (62,919)   (1,415,600)   (2,968)     775,624  (147,077)  (2,850,852)
                         ----------  ------------  --------  ------------  --------  -----------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (1,047,639) $(34,466,118) (474,916) $(10,685,011)   10,616  $(2,774,434) (319,692) $(6,196,714)
                         ==========  ============  ========  ============  ========  ===========  ========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                          Janus Aspen Series                                              Goldman Sachs Variable
                             (continued)        Janus Aspen Series -- Service Shares          Insurance Trust
                         ---------------------  ----------------------------------------  ------------------------
                               Capital                                      Global
                             Appreciation           Global Life           Technology            Growth and
                              Portfolio          Sciences Portfolio       Portfolio             Income Fund
                         ---------------------  ---------------------  -----------------  ------------------------
                          Units     $ Amount     Units     $ Amount     Units   $ Amount    Units       $ Amount
                         --------  -----------  --------  -----------  -------  --------  ----------  ------------
Type I Units:
 Units Purchased........    7,035  $   217,967     2,521  $    27,866    1,181  $ 11,787       4,858  $     45,066
 Units Redeemed......... (163,875)  (5,007,075)   (1,371)     (12,506)  (4,885)  (46,943)    (30,471)     (281,114)
 Units Exchanged........ (114,192)     (69,936)  319,696       (2,644) 196,023    (1,854)     16,814        (1,541)
                         --------  -----------  --------  -----------  -------  --------  ----------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... (271,032) $(4,859,044)  320,846  $    12,716  192,319  $(37,010)     (8,799) $   (237,589)
                         ========  ===========  ========  ===========  =======  ========  ==========  ============
 Units Purchased........    6,834      145,164       655        6,237    5,001     9,000         847         7,186
 Units Redeemed......... (157,840)  (3,352,582)  (17,867)    (170,167) (43,551)  (78,377)    (11,455)      (97,306)
 Units Exchanged........ (126,749)  (2,692,223) (102,729)    (978,417)  (3,176)   (5,716)     15,779       134,047
                         --------  -----------  --------  -----------  -------  --------  ----------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contrtactholders
  during the year ended
  December 31, 2001..... (277,755) $(5,899,641) (119,941) $(1,142,346) (41,726) $(75,093)      5,171  $     43,927
                         ========  ===========  ========  ===========  =======  ========  ==========  ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                            Goldman Sachs
                         Variable Insurance
                          Trust (continued)         Salomon Brothers Variable Series Funds, Inc.
                         --------------------  -----------------------------------------------------------
                               Mid Cap             Strategic                                  Total
                             Value Fund            Bond Fund         Investors Fund        Return Fund
                         --------------------  ------------------  -------------------  ------------------
                          Units     $ Amount    Units   $ Amount    Units    $ Amount    Units   $ Amount
                         --------  ----------  -------  ---------  -------  ----------  -------  ---------
Type I Units:
 Units Purchased........      473  $    5,318      148  $   1,500        6  $      100       47  $     400
 Units Redeemed.........  (43,089)   (481,508) (17,332)  (174,027) (13,784)   (200,773) (23,079)  (193,974)
 Units Exchanged........  159,748      (3,598)   5,677       (931) 124,404      (1,370)  25,376       (463)
                         --------  ----------  -------  ---------  -------  ----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  117,132  $ (479,788) (11,507) $(173,458) 110,626  $ (202,044)   2,344  $(194,037)
                         ========  ==========  =======  =========  =======  ==========  =======  =========
 Units Purchased........    6,985      80,700      135      1,482    1,126      17,419      262      3,019
 Units Redeemed......... (143,331) (1,655,937) (16,348)  (180,138) (72,213) (1,117,432)  (1,414)   (16,333)
 Units Exchanged........  427,655   4,940,798   52,531    578,846  248,648   3,847,616   23,088    266,785
                         --------  ----------  -------  ---------  -------  ----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  291,309  $3,365,561   36,318  $ 400,189  177,561  $2,747,603   21,936  $ 253,472
                         ========  ==========  =======  =========  =======  ==========  =======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                       GE Investments Funds, Inc.
                         ----------------------------------------------------------------------------------------------
                                S&P 500                    Money                   Total              International
                               Index Fund               Market Fund             Return Fund            Equity Fund
                         -----------------------  ------------------------  ---------------------  --------------------
                           Units      $ Amount      Units       $ Amount     Units     $ Amount     Units    $ Amount
                         ---------  ------------  ----------  ------------  --------  -----------  -------  -----------
Type II Units:
 Units Purchased........   840,276  $ 48,036,897  10,838,087  $107,474,773   102,672  $ 3,882,213   94,226  $ 1,697,330
 Units Redeemed.........  (546,831)  (31,261,217) (5,788,747)  (57,403,516) (121,690)  (4,601,319) (48,305)    (870,146)
 Units Exchanged........   872,013    49,851,170  (6,354,311)  (63,011,868)  169,619    6,413,593  126,369    2,276,320
                         ---------  ------------  ----------  ------------  --------  -----------  -------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 1,165,458  $ 66,626,850  (1,304,971) $(12,940,610)  150,601  $ 5,694,487  172,290  $ 3,103,505
                         =========  ============  ==========  ============  ========  ===========  =======  ===========
 Units Purchased........   205,417     8,797,487     995,943    16,304,531    50,980    1,802,767   21,557      307,475
 Units Redeemed.........  (811,758)  (34,765,409) (4,617,591)  (75,594,432) (224,767)  (7,948,272) (97,263)  (1,387,323)
 Units Exchanged........    42,687     1,828,150   8,254,272   135,130,450   243,314    8,604,131   86,651    1,235,963
                         ---------  ------------  ----------  ------------  --------  -----------  -------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  (563,654) $(24,139,773)  4,632,624  $ 75,840,549    69,527  $ 2,458,626   10,945  $   156,116
                         =========  ============  ==========  ============  ========  ===========  =======  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                               GE Investments Funds, Inc. (continued)
                         -----------------------------------------------------------------------------------------
                             Real Estate             Global                Mid-Cap
                           Securities Fund         Income Fund        Value Equity Fund          Income Fund
                         ---------------------  ------------------  ----------------------  ----------------------
                          Units     $ Amount     Units   $ Amount     Units     $ Amount      Units     $ Amount
                         --------  -----------  -------  ---------  ---------  -----------  ---------  -----------
Type II Units:
 Units Purchased........   60,720  $ 1,100,666   11,119  $ 126,089    301,492  $ 4,653,094    122,514  $ 1,372,111
 Units Redeemed.........  (78,204)  (1,417,601) (25,033)  (283,865)  (256,018)  (3,951,266)  (247,698)  (2,774,121)
 Units Exchanged........  461,452    8,364,688   23,762    269,447    474,558    7,324,093    431,371    4,831,184
                         --------  -----------  -------  ---------  ---------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  443,968  $ 8,047,753    9,848  $ 111,671    520,032  $ 8,025,920    306,187  $ 3,429,174
                         ========  ===========  =======  =========  =========  ===========  =========  ===========
 Units Purchased........   54,583    1,217,029    2,700     39,907    130,038    2,195,607     67,697      802,746
 Units Redeemed......... (121,111)  (2,700,386) (19,656)  (290,435)  (316,422)  (5,342,583)  (487,107)  (5,776,124)
 Units Exchanged........  220,461    4,915,572   16,311    240,998  1,008,337   17,025,138  1,862,021   22,079,887
                         --------  -----------  -------  ---------  ---------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  153,933  $ 3,432,215     (645) $  (9,530)   821,953  $13,878,163  1,442,611  $17,106,508
                         ========  ===========  =======  =========  =========  ===========  =========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                           GE Investments Funds, Inc. (continued)           Oppenheimer Variable Account Funds
                         ---------------------------------------------  ---------------------------------------------
                                                                                                      Capital
                                                   Premier Growth                                   Appreciation
                           U.S. Equity Fund          Equity Fund             BondFund/VA              Fund/VA
                         ---------------------  ----------------------  ----------------------  ---------------------
                          Units     $ Amount      Units     $ Amount      Units     $ Amount     Units     $ Amount
                         --------  -----------  ---------  -----------  ---------  -----------  --------  -----------
Type II Units:
 Units Purchased........  422,758  $ 5,265,104    538,199  $ 6,246,335    138,479  $ 2,920,472   328,072  $21,972,322
 Units Redeemed......... (112,125)  (1,396,428)   (92,533)  (1,073,936)  (239,077)  (5,042,053) (295,218) (19,771,964)
 Units Exchanged........  665,603    8,289,536    879,383   10,206,113    131,768    2,778,948   389,499   26,086,384
                         --------  -----------  ---------  -----------  ---------  -----------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  976,236  $12,158,212  1,325,049  $15,378,512     31,170  $   657,367   422,353  $28,286,742
                         ========  ===========  =========  ===========  =========  ===========  ========  ===========
 Units Purchased........  141,595    1,650,038     53,061      659,613     62,392    1,460,206   172,350    6,041,604
 Units Redeemed......... (188,273)  (2,193,989)  (141,813)  (1,762,902)  (330,615)  (7,737,605) (513,437) (17,998,228)
 Units Exchanged........  719,936    8,389,604    162,333    2,017,988  1,166,313   27,296,004   288,190   10,102,348
                         --------  -----------  ---------  -----------  ---------  -----------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  673,258  $ 7,845,653     73,581  $   914,699    898,090  $21,018,605   (52,897) $(1,854,275)
                         ========  ===========  =========  ===========  =========  ===========  ========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                          Oppenheimer Variable Account Funds (continued)
                  --------------------------------------------------------------------
                       Aggressive                 High                 Multiple
                     Growth Fund/VA          Income Fund/VA       Strategies Fund/VA
                  ----------------------  ----------------------  --------------------
                   Units      $ Amount     Units      $ Amount     Units     $ Amount
                  --------  ------------  --------  ------------  --------  ----------
Type II Units:
 Units
  Purchased......  230,852  $ 21,455,049    94,575  $  2,913,494    81,676  $2,540,315
 Units Redeemed.. (218,505)  (20,307,574) (528,634)  (16,285,315)  (95,093) (2,957,630)
 Units
  Exchanged......  352,784    32,787,271  (224,329)   (6,910,772)   73,020   2,271,121
                  --------  ------------  --------  ------------  --------  ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000.......  365,131  $ 33,934,745  (658,388) $(20,282,592)   59,603  $1,853,806
                  ========  ============  ========  ============  ========  ==========
 Units
  Purchased......   80,848     3,551,370    35,885     1,059,085    41,397   1,357,313
 Units Redeemed.. (351,991)  (15,461,857) (396,020)  (11,687,850) (187,284) (6,140,625)
 Units
  Exchanged...... (330,688)  (14,526,102)   54,919     1,620,855   292,423   9,587,887
                  --------  ------------  --------  ------------  --------  ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001....... (601,831) $(26,436,589) (305,216) $ (9,007,909)  146,536  $4,804,574
                  ========  ============  ========  ============  ========  ==========
                        Variable Insurance Products Fund
                  -------------------------------------------------
                          Equity-
                     Income Portfolio         Growth Portfolio
                  ------------------------- -----------------------
                    Units       $ Amount     Units      $ Amount
                  ----------- ------------- --------- -------------
Type II Units:
 Units
  Purchased......    261,767  $ 10,702,261   550,437  $ 40,715,767
 Units Redeemed..   (952,563)  (38,945,244) (458,787)  (33,936,417)
 Units
  Exchanged......   (367,760)  (15,035,723)  558,530    41,314,440
                  ----------- ------------- --------- -------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... (1,058,556) $(43,278,705)  650,180  $ 48,093,791
                  =========== ============= ========= =============
 Units
  Purchased......    131,257     5,392,206   122,705     6,199,177
 Units Redeemed.. (1,225,456)  (50,343,228) (598,721)  (30,247,753)
 Units
  Exchanged......    423,461    17,396,301  (190,777)   (9,638,200)
                  ----------- ------------- --------- -------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001.......   (670,738) $(27,554,722) (666,793) $(33,686,775)
                  =========== ============= ========= =============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                   Variable Insurance
                        Products
                    Fund (continued)          Variable Insurance Products Fund II
                  ---------------------  ------------------------------------------------
                        Overseas                 Asset                 Contrafund
                       Portfolio           Manager Portfolio            Portfolio
                  ---------------------  ----------------------  ------------------------
                   Units     $ Amount     Units      $ Amount      Units       $ Amount
                  --------  -----------  --------  ------------  ----------  ------------
Type II Units:
 Units
  Purchased......   76,740  $ 3,196,903   116,824  $  3,413,340     618,320  $ 26,876,531
 Units Redeemed.. (114,584)  (4,773,412) (303,745)   (8,874,800)   (621,297)  (27,005,964)
 Units
  Exchanged......   86,294    3,594,849     7,853       229,451     530,621    23,064,574
                  --------  -----------  --------  ------------  ----------  ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000.......   48,450  $ 2,018,341  (179,068) $ (5,232,008)    527,644  $ 22,935,140
                  ========  ===========  ========  ============  ==========  ============
 Units
  Purchased......   26,790      580,087    31,708       836,419     128,742     3,268,004
 Units Redeemed.. (185,218)  (4,010,721) (458,265)  (12,088,457) (1,129,540)  (28,672,301)
 Units
  Exchanged......  (68,514)  (1,483,618)  (15,225)     (401,625)   (685,023)  (17,388,665)
                  --------  -----------  --------  ------------  ----------  ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001....... (226,942) $(4,914,252) (441,782) $(11,653,663) (1,685,821) $(42,792,962)
                  ========  ===========  ========  ============  ==========  ============
                    Variable Insurance Products Fund III
                  ---------------------------------------------
                                                Growth
                        Growth &            Opportunities
                    Income Portfolio          Portfolio
                  ---------------------- ----------------------
                   Units     $ Amount     Units     $ Amount
                  --------- ------------ --------- ------------
Type II Units:
 Units
  Purchased......  447,592  $ 7,524,150   388,853  $ 5,413,866
 Units Redeemed.. (297,730)  (5,004,935) (298,459)  (4,155,341)
 Units
  Exchanged......  375,094    6,305,441  (357,471)  (4,976,936)
                  --------- ------------ --------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000.......  524,956  $ 8,824,656  (267,077) $(3,718,411)
                  ========= ============ ========= ============
 Units
  Purchased......  149,772    1,741,297    62,648      706,910
 Units Redeemed.. (523,637)  (6,087,974) (275,660)  (3,110,470)
 Units
  Exchanged......  185,280    2,154,124  (584,068)  (6,590,460)
                  --------- ------------ --------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001....... (188,585) $(2,192,553) (797,080) $(8,994,020)
                  ========= ============ ========= ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                    Federated Insurance Series
                  -------------------------------------------------------------------
                        American             High Income
                    Leaders Fund II          Bond Fund II         Utility Fund II
                  ---------------------  ---------------------  ---------------------
                   Units     $ Amount     Units     $ Amount     Units     $ Amount
                  --------  -----------  --------  -----------  --------  -----------
Type II Units:
 Units
  Purchased......  272,106  $ 4,605,737   120,842  $ 2,098,615   146,590  $ 2,761,945
 Units Redeemed.. (338,825)  (5,735,043) (243,681)  (4,231,922) (166,848)  (3,143,637)
 Units
  Exchanged...... (159,043)  (2,691,999)  (53,755)    (933,538)   80,726    1,520,988
                  --------  -----------  --------  -----------  --------  -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... (225,762) $(3,821,305) (176,594) $(3,066,845)   60,468  $ 1,139,297
                  ========  ===========  ========  ===========  ========  ===========
 Units
  Purchased......  166,996    1,272,091    26,804      417,043    31,815      474,184
 Units Redeemed.. (813,036)  (6,193,318) (241,572)  (3,758,512) (239,832)  (3,574,529)
 Units
  Exchanged......  624,425    4,756,574     1,697       26,398    10,621      158,297
                  --------  -----------  --------  -----------  --------  -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001.......  (21,615) $  (164,653) (213,071) $(3,315,071) (197,396) $(2,942,047)
                  ========  ===========  ========  ===========  ========  ===========
                               Alger American Fund
                  -------------------------------------------------
                          Small
                     Capitalization              LargeCap
                        Portfolio            Growth Portfolio
                  ----------------------- -------------------------
                    Units     $ Amount      Units       $ Amount
                  ---------- ------------ ----------- -------------
Type II Units:
 Units
  Purchased......   717,919  $12,459,012   1,337,918  $ 34,879,435
 Units Redeemed..  (430,162)  (7,465,185)   (602,177)  (15,698,703)
 Units
  Exchanged......   960,439   16,667,793   1,171,805    30,548,855
                  ---------- ------------ ----------- -------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... 1,248,196  $21,661,621   1,907,546  $ 49,729,587
                  ========== ============ =========== =============
 Units
  Purchased......   196,011    1,546,638     231,334     4,032,079
 Units Redeemed..  (688,627)  (5,433,645)   (965,907)  (16,835,516)
 Units
  Exchanged......   (63,502)    (501,066)   (677,763)  (11,813,240)
                  ---------- ------------ ----------- -------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001.......  (556,118) $(4,388,073) (1,412,336) $(24,616,677)
                  ========== ============ =========== =============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                              PBHG Insurance Series Fund, Inc.                         Janus Aspen Series
                         ----------------------------------------------  --------------------------------------------------
                              PBHG Large                 PBHG                  Aggressive
                         Cap Growth Portfolio     Growth II Portfolio       Growth Portfolio          Growth Portfolio
                         ----------------------  ----------------------  ------------------------  ------------------------
                           Units     $ Amount      Units     $ Amount      Units       $ Amount      Units       $ Amount
                         ---------  -----------  ---------  -----------  ----------  ------------  ----------  ------------
Type II Units:
 Units Purchased........   487,795  $13,993,838    589,568  $15,718,876   1,201,898  $ 69,415,865   1,691,481  $ 62,376,167
 Units Redeemed.........   (91,457)  (2,623,697)  (117,390)  (3,129,796)   (578,318)  (33,400,884)   (929,407)  (34,273,418)
 Units Exchanged........ 1,029,285   29,528,130  1,129,155   30,105,200   1,381,326    79,778,608   1,974,521    72,813,768
                         ---------  -----------  ---------  -----------  ----------  ------------  ----------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 1,425,623  $40,898,272  1,601,333  $42,694,279   2,004,906  $115,793,589   2,736,595  $100,916,517
                         =========  ===========  =========  ===========  ==========  ============  ==========  ============
 Units Purchased........   110,567    3,122,503    159,537    1,688,843     168,344     4,280,488     212,666     5,095,102
 Units Redeemed.........  (118,855)  (3,356,565)  (220,669)  (2,335,988)   (607,422)  (15,444,953) (1,351,342)  (32,375,814)
 Units Exchanged........   141,804    4,004,668   (264,710)  (2,802,208)   (667,603)  (16,975,234) (1,281,148)  (30,694,096)
                         ---------  -----------  ---------  -----------  ----------  ------------  ----------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....   133,516  $ 3,770,606   (325,842) $(3,449,352) (1,106,681) $(28,139,698) (2,419,824) $(57,974,808)
                         =========  ===========  =========  ===========  ==========  ============  ==========  ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                    Janus Aspen Series (continued)
                     ----------------------------------------------------------------------------------------------------
                            Worldwide                                           Flexible              International
                        Growth Portfolio         Balanced Portfolio         Income Portfolio         Growth Portfolio
                     ------------------------  ------------------------  -----------------------  -----------------------
                       Units       $ Amount      Units       $ Amount      Units      $ Amount      Units      $ Amount
                     ----------  ------------  ----------  ------------  ----------  -----------  ---------  ------------
Type II Units:
 Units Purchased....  1,238,935  $ 62,141,778   1,883,372  $ 45,557,439     318,910  $ 2,980,192  1,316,719  $ 31,293,458
 Units Redeemed.....   (998,809)  (50,097,716) (1,003,621)  (24,276,888)    (97,182)  (9,536,150)  (419,610)  (14,606,477)
 Units Exchanged....  1,112,263    55,788,334   3,238,888    78,346,400      49,287    4,836,443    831,749    28,952,906
                     ----------  ------------  ----------  ------------  ----------  -----------  ---------  ------------
 Net increase
  (decrease) from
  capital
  transactions with
  contractholders
  during the year
  ended December 31,
  2000..............  1,352,389  $ 67,832,396   4,118,639  $ 99,626,951     271,015  $(1,719,515) 1,728,858  $ 45,639,887
                     ==========  ============  ==========  ============  ==========  ===========  =========  ============
 Units Purchased....    205,131     6,438,344     460,179     9,636,427     504,916    1,632,201     88,713     2,132,981
 Units Redeemed..... (1,436,252)  (45,078,902) (1,778,492)  (37,242,757) (2,832,490)  (9,156,347)  (589,609)  (14,176,302)
 Units Exchanged.... (1,559,693)  (48,953,264)    402,048     8,419,158   2,656,216    8,586,518   (235,984)   (5,673,917)
                     ----------  ------------  ----------  ------------  ----------  -----------  ---------  ------------
 Net increase
  (decrease) from
  capital
  transactions with
  contractholders
  during the year
  ended December 31,
  2001.............. (2,790,814) $(87,593,822)   (916,265) $(19,187,172)    328,642  $ 1,062,373   (736,880) $(17,717,239)
                     ==========  ============  ==========  ============  ==========  ===========  =========  ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                                                                     Goldman Sachs
                           Janus Aspen Series                                                      Variable Insurance
                               (continued)            Janus Aspen Series -- Service Shares               Trust
                         ------------------------  ----------------------------------------------  -------------------
                                 Capital                Global Life               Global               Growth and
                         Appreciation Portfolio     Sciences Portfolio     Technology Portfolio       Income Fund
                         ------------------------  ----------------------  ----------------------  -------------------
                           Units       $ Amount      Units     $ Amount      Units     $ Amount     Units    $ Amount
                         ----------  ------------  ---------  -----------  ---------  -----------  -------  ----------
Type II Units:
 Units Purchased........  1,433,677  $ 45,834,519    252,937  $ 2,801,648    412,502  $ 4,029,588  118,384  $1,062,357
 Units Redeemed.........   (456,882)  (14,606,477)   (17,416)    (192,909)   (22,916)    (223,857) (57,666)   (517,484)
 Units Exchanged........  1,376,886    44,018,915  1,009,738   11,184,335    944,061    9,222,175  130,991   1,175,501
                         ----------  ------------  ---------  -----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  2,353,681  $ 75,246,957  1,245,259  $13,793,074  1,333,647  $13,027,905  191,709  $1,720,373
                         ==========  ============  =========  ===========  =========  ===========  =======  ==========
 Units Purchased........    213,871     4,427,658     68,155      572,197     98,599      684,830   51,219     432,057
 Units Redeemed.........   (684,766)  (14,176,302)   (88,022)    (738,991)  (122,973)    (854,126) (50,589)   (426,748)
 Units Exchanged........ (1,014,100)  (20,994,308)  (206,803)  (1,736,221)   492,101    3,417,965  177,533   1,497,592
                         ----------  ------------  ---------  -----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (1,484,995) $(30,742,952)  (226,670) $(1,903,015)   467,727  $ 3,248,669  178,163  $1,502,901
                         ==========  ============  =========  ===========  =========  ===========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                           Goldman Sachs Variable
                         Insurance Trust (continued)          Salomon Brothers Variable Series Funds, Inc.
                         ----------------------------- ----------------------------------------------------------------
                                   Mid Cap                 Strategic                                      Total
                                 Value Fund                Bond Fund           Investors Fund          Return Fund
                         ----------------------------- -------------------  ----------------------  -------------------
                            Units         $ Amount      Units    $ Amount     Units     $ Amount     Units    $ Amount
                         ------------  --------------- -------  ----------  ---------  -----------  -------  ----------
Type II Units:
 Units Purchased........      297,612  $    2,924,470  121,504  $1,266,650    101,138  $ 1,495,645   36,127  $  391,109
 Units Redeemed.........      (68,385)       (671,983) (40,351)   (420,651)    (9,905)    (146,467)  (9,687)   (104,874)
 Units Exchanged........    1,383,576      13,595,628  229,690   2,394,490    572,629    8,468,162   70,815     766,649
                         ------------  --------------  -------  ----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....    1,612,803  $   15,848,115  310,843  $3,240,489    663,862  $ 9,817,339   97,255  $1,052,884
                         ============  ==============  =======  ==========  =========  ===========  =======  ==========
 Units Purchased........      210,514       2,394,849   67,246     744,854     82,588    1,259,341   42,888     473,282
 Units Redeemed.........     (376,931)     (4,288,045) (74,631)   (826,655)  (166,194)  (2,534,211) (19,811)   (218,615)
 Units Exchanged........    3,004,590      34,180,887  618,837   6,854,603  1,213,642   18,506,226  303,004   3,343,796
                         ------------  --------------  -------  ----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....    2,838,173  $   32,287,691  611,452  $6,772,802  1,130,036  $17,231,355  326,081  $3,598,463
                         ============  ==============  =======  ==========  =========  ===========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                        GE Investments Funds, Inc.
                         -----------------------------------------------------------------------------------------------
                                S&P 500                                                                International
                              Index Fund             Money Market Fund         Total Return Fund        Equity Fund
                         ----------------------  --------------------------  ----------------------  -------------------
                           Units     $ Amount       Units       $ Amount       Units     $ Amount     Units    $ Amount
                         ---------  -----------  -----------  -------------  ---------  -----------  -------  ----------
Type III Units:
 Units Purchased........ 5,774,481  $64,851,753   30,441,494  $ 329,086,578    964,040  $10,701,059  272,185  $3,248,727
 Units Redeemed.........  (460,222)  (5,168,635)    (817,149)    (8,833,758)  (110,314)  (1,224,522) (11,335)   (135,282)
 Units Exchanged........ 1,575,234   17,691,060  (28,707,392)  (310,340,135)   403,559    4,479,590  135,685   1,619,515
                         ---------  -----------  -----------  -------------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 6,889,493  $77,374,178      916,953  $   9,912,684  1,257,285  $13,956,127  396,535  $4,732,960
                         =========  ===========  ===========  =============  =========  ===========  =======  ==========
 Units Purchased........ 2,553,534   25,029,790   12,465,899    136,355,080    300,167    3,308,496  113,660   1,071,027
 Units Redeemed.........  (877,295)  (8,599,263)  (2,108,822)   (23,066,814)  (171,788)  (1,893,481) (29,651)   (279,403)
 Units Exchanged........   821,227    8,049,684   (1,748,633)   (19,137,917)   410,875    4,528,734   47,180     444,581
                         ---------  -----------  -----------  -------------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 2,497,466  $24,480,211    8,607,444  $  94,150,349    539,254  $ 5,943,749  131,189  $1,236,205
                         =========  ===========  ===========  =============  =========  ===========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                     GE Investments Funds, Inc. (continued)
                         -------------------------------------------------------------------
                            Real Estate              Mid-Cap
                          Securities Fund       Value Equity Fund          Income Fund
                         -------------------  ----------------------  ----------------------
                          Units    $ Amount     Units     $ Amount      Units     $ Amount
                         -------  ----------  ---------  -----------  ---------  -----------
Type III Units:
 Units Purchased........ 151,448  $1,793,173    797,484  $ 8,721,424    334,910  $ 3,420,009
 Units Redeemed......... (23,766)   (281,394)   (70,098)    (766,600)   (32,062)    (327,405)
 Units Exchanged........ 555,644   6,578,906    329,731    3,605,992    241,816    2,469,371
                         -------  ----------  ---------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 683,326  $8,090,686  1,057,117  $11,560,816    544,664  $ 5,561,975
                         =======  ==========  =========  ===========  =========  ===========
 Units Purchased........  71,194   1,031,647  1,151,452   13,608,269    129,167    1,420,474
 Units Redeemed......... (62,399)   (904,207)  (173,059)  (2,045,280)  (106,660)  (1,172,958)
 Units Exchanged........ 362,817   5,257,498  1,707,360   20,178,193  1,019,097   11,207,220
                         -------  ----------  ---------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 371,612  $5,384,938  2,685,753  $31,741,182  1,041,604  $11,454,736
                         =======  ==========  =========  ===========  =========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                               GE Investments Funds, Inc. (continued)
                         ------------------------------------------------------------------------------------------
                                                    Premier Growth                                 Small-Cap
                           U.S. Equity Fund           Equity Fund        Value Equity Fund     Value Equity Fund
                         ----------------------  ----------------------  -------------------  ---------------------
                           Units     $ Amount      Units     $ Amount     Units    $ Amount    Units     $ Amount
                         ---------  -----------  ---------  -----------  -------  ----------  -------  ------------
Type III Units:
 Units Purchased........ 1,029,292  $11,792,434  1,703,469  $19,751,651      --   $      --       --   $        --
 Units Redeemed.........  (119,648)  (1,370,786)  (132,167)  (1,532,471)     --          --       --            --
 Units Exchanged........   326,770    3,743,750    624,052    7,235,845      --          --       --            --
                         ---------  -----------  ---------  -----------  -------  ----------  -------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 1,236,414  $14,165,398  2,195,354  $25,455,025      --   $      --       --   $        --
                         =========  ===========  =========  ===========  =======  ==========  =======  ============
 Units Purchased........   555,691    5,989,189    839,361    8,584,185  315,929   6,091,138  490,450     6,663,520
 Units Redeemed.........  (135,389)  (1,459,212)  (208,634)  (2,133,711)  (4,863)    (53,025)  (6,885)   (5,251,667)
 Units Exchanged........   428,486    4,618,166    720,232    7,365,829   64,334   1,238,092  281,265   (16,281,180)
                         ---------  -----------  ---------  -----------  -------  ----------  -------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....   848,788  $ 9,148,143  1,350,959  $13,816,303  375,400  $7,276,205  764,830  $(14,869,327)
                         =========  ===========  =========  ===========  =======  ==========  =======  ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                   Oppenheimer Variable Account Funds
                         ----------------------------------------------------------------------------------------------
                                                        Capital                Aggressive                 High
                             Bond Fund/VA        Appreciation Fund/VA        Growth Fund/VA          Income Fund/VA
                         ----------------------  ----------------------  ------------------------  --------------------
                           Units     $ Amount      Units     $ Amount      Units       $ Amount     Units    $ Amount
                         ---------  -----------  ---------  -----------  ----------  ------------  -------  -----------
Type III Units:
 Units Purchased........   561,154  $ 5,545,042  2,286,496  $32,454,999   1,962,697  $ 42,323,000  474,064  $ 4,705,224
 Units Redeemed.........   (64,209)    (634,480)  (103,260)  (1,465,683)   (116,047)   (2,502,413) (34,406)    (341,489)
 Units Exchanged........   249,151    2,461,986  2,025,983   28,757,233   1,270,321    27,392,808  192,027    1,905,917
                         ---------  -----------  ---------  -----------  ----------  ------------  -------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....   746,096  $ 7,372,548  4,209,219  $59,746,550   3,116,971  $ 67,213,395  631,685  $ 6,269,652
                         =========  ===========  =========  ===========  ==========  ============  =======  ===========
 Units Purchased........   197,623    2,135,586    521,828    9,103,643     449,277     4,624,388   52,567    1,470,396
 Units Redeemed.........  (195,466)  (2,112,284)  (215,429)  (3,758,310)   (222,429)   (2,289,452) (79,330)  (2,219,013)
 Units Exchanged........ 1,557,241   16,828,210     83,577    1,458,070  (1,077,502)  (11,090,682)  37,492    1,048,729
                         ---------  -----------  ---------  -----------  ----------  ------------  -------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 1,559,398  $16,851,512    389,976  $ 6,803,403    (850,654) $ (8,755,746)  10,729  $   300,112
                         =========  ===========  =========  ===========  ==========  ============  =======  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                         Oppenheimer Variable
                            Account Funds               Oppenheimer Variable               Variable Insurance
                              (continued)          Account Funds -- Class 2 Shares            Products Fund
                         ---------------------  ----------------------------------------  ----------------------
                                                                        Main Street
                               Multiple               Global          Growth & Income            Equity-
                          Strategies Fund/VA    Securities Fund/VA        Fund/Va           Income Portfolio
                         ---------------------  -------------------  -------------------  ----------------------
                          Units     $ Amount     Units    $ Amount    Units    $ Amount     Units     $ Amount
                         --------  -----------  -------  ----------  -------  ----------  ---------  -----------
Type III Units:
 Units Purchased........  433,524  $ 5,032,836      --   $      --       --   $      --   1,430,124  $15,114,627
 Units Redeemed.........  (23,186)    (269,167)     --          --       --          --    (164,064)  (1,733,954)
 Units Exchanged........  113,322    1,315,573      --          --       --          --     672,695    7,109,549
                         --------  -----------  -------  ----------  -------  ----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  523,660  $ 6,079,242      --   $      --       --   $      --   1,938,755  $20,490,221
                         ========  ===========  =======  ==========  =======  ==========  =========  ===========
 Units Purchased........   85,715    1,058,087  667,556   6,091,138  564,696   5,120,807    595,075    6,552,026
 Units Redeemed.........  (56,939)    (702,868)  (5,811)    (53,025)  (4,706)    (42,678)  (280,020)  (3,083,132)
 Units Exchanged........  395,503    4,882,177  135,688   1,238,092  124,843   1,132,099  1,516,424   16,696,465
                         --------  -----------  -------  ----------  -------  ----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  424,279  $ 5,237,397  797,433  $7,276,205  684,833  $6,210,228  1,831,479  $20,165,359
                         ========  ===========  =======  ==========  =======  ==========  =========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                             Variable Insurance Products Fund
                                        (continued)                       Variable Insurance Products Fund II
                         --------------------------------------------  --------------------------------------------
                                                                              Asset
                            Growth Portfolio      Overseas Portfolio    Manager Portfolio    Contrafund Portfolio
                         -----------------------  -------------------  --------------------  ----------------------
                           Units      $ Amount     Units    $ Amount    Units    $ Amount      Units     $ Amount
                         ----------  -----------  -------  ----------  -------  -----------  ---------  -----------
Type III Units:
 Units Purchased........  5,124,433  $66,565,118  525,888  $6,755,682  666,572  $ 7,124,795  3,706,126  $44,530,230
 Units Redeemed.........   (496,741)  (6,452,548) (26,780)   (344,013) (60,414)    (645,749)  (247,268)  (2,970,997)
 Units Exchanged........  2,031,135   26,383,938  147,773   1,898,321  194,454    2,078,463  1,375,698   16,529,435
                         ----------  -----------  -------  ----------  -------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  6,658,827  $86,496,507  646,881  $8,309,991  800,612  $ 8,557,508  4,834,556  $58,088,668
                         ==========  ===========  =======  ==========  =======  ===========  =========  ===========
 Units Purchased........    923,738    7,857,816   41,331     753,297  121,911    1,344,449    524,646    4,572,616
 Units Redeemed.........   (800,838)  (6,812,362) (23,464)   (427,653) (92,182)  (1,016,591)  (460,323)  (4,012,000)
 Units Exchanged........ (1,136,212)  (9,665,232) (39,607)   (721,878)  50,112      552,643   (426,066)  (3,713,429)
                         ----------  -----------  -------  ----------  -------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (1,013,312) $(8,619,778) (21,740) $ (396,233)  79,841  $   880,501   (361,743) $(3,152,813)
                         ==========  ===========  =======  ==========  =======  ===========  =========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                 Variable Insurance Products
                            Variable Insurance Products Fund III                   Fund -- Service Class 2
                         ----------------------------------------------  ----------------------------------------------
                            Growth & Income      Growth Opportunities        Equity Income
                               Portfolio               Portfolio               Portfolio           Growth Portfolio
                         ----------------------  ----------------------  ----------------------  ----------------------
                           Units     $ Amount      Units     $ Amount      Units     $ Amount      Units     $ Amount
                         ---------  -----------  ---------  -----------  ---------  -----------  ---------  -----------
Type III Units:
 Units Purchased........ 1,574,724  $16,275,002    823,186  $ 7,732,047        --   $       --         --   $       --
 Units Redeemed.........  (147,962)  (1,529,210)  (118,206)  (1,110,287)       --           --         --           --
 Units Exchanged........   366,962    3,792,607    533,118    5,007,484        --           --         --           --
                         ---------  -----------  ---------  -----------  ---------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 1,793,724  $18,538,399  1,238,098  $11,629,245        --   $       --         --   $       --
                         =========  ===========  =========  ===========  =========  ===========  =========  ===========
 Units Purchased........   332,793    3,293,038    189,318    1,298,709  1,217,963   12,164,917    990,425    8,045,931
 Units Redeemed.........  (241,900)  (2,393,640)  (147,086)  (1,008,997)   (31,766)    (317,275)   (13,844)    (112,464)
 Units Exchanged........   253,320    2,506,655   (955,304)  (6,553,308)   213,931    2,136,732    282,402    2,294,149
                         ---------  -----------  ---------  -----------  ---------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....   344,213  $ 3,406,052   (913,072) $(6,263,596) 1,400,128  $13,984,374  1,258,983  $10,227,616
                         =========  ===========  =========  ===========  =========  ===========  =========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                          Variable Insurance
                         Products Fund II --         Variable Insurance Products               Federated
                           Service Class 2           Fund III -- Service Class 2           Insurance Series
                         ---------------------  ----------------------------------------  --------------------
                                                 Growth & Income                           American Leaders
                         Contrafund Portfolio       Portfolio        Mid Cap Portfolio          Fund II
                         ---------------------  -------------------  -------------------  --------------------
                           Units     $ Amount    Units    $ Amount    Units    $ Amount    Units     $ Amount
                         ---------  ----------  -------  ----------  -------  ----------  --------  ----------
Type III Units:
 Units Purchased........       --   $      --       --   $      --       --   $      --    484,175  $5,005,436
 Units Redeemed.........       --          --       --          --       --          --    (63,860)   (660,189)
 Units Exchanged........       --          --       --          --       --          --    248,916   2,573,305
                         ---------  ----------  -------  ----------  -------  ----------  --------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....       --   $      --       --   $      --       --   $      --    669,231  $6,918,552
                         =========  ==========  =======  ==========  =======  ==========  ========  ==========
 Units Purchased........   882,087   7,892,763  368,065   3,318,924  739,016   7,311,807   191,920   2,060,330
 Units Redeemed.........   (14,311)   (128,054) (12,810)   (115,507)  (9,022)    (89,263) (117,971) (1,266,459)
 Units Exchanged........   184,475   1,650,649  145,025   1,307,724  193,297   1,912,478   366,986   3,939,708
                         ---------  ----------  -------  ----------  -------  ----------  --------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 1,052,251  $9,415,358  500,280  $4,511,141  923,291  $9,135,023   440,935  $4,733,579
                         =========  ==========  =======  ==========  =======  ==========  ========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                                                     Federated Insurance
                                                                                          Series --
                                Federated Insurance Series (continued)                  Service Shares
                         ----------------------------------------------------------  ---------------------
                                                                    International
                            High Income                             Small Company        High Income
                            Bond Fund II       Utility Fund II         Fund II           Bond Fund II
                         -------------------  -------------------  ----------------  ---------------------
                          Units    $ Amount    Units    $ Amount   Units   $ Amount   Units     $ Amount
                         -------  ----------  -------  ----------  ------  --------  --------  -----------
Type III Units:
 Units Purchased........ 405,619  $3,957,714  347,573  $3,565,438     --   $    --        --   $       --
 Units Redeemed......... (50,365)   (491,422) (27,498)   (282,078)    --        --        --           --
 Units Exchanged........  82,072     800,797  159,588   1,637,078     --        --        --           --
                         -------  ----------  -------  ----------  ------  --------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 437,326  $4,267,088  479,663  $4,920,439     --   $    --        --   $       --
                         =======  ==========  =======  ==========  ======  ========  ========  ===========
 Units Purchased........ 104,990     967,805   59,742     821,804  40,152   317,757   217,387    2,187,376
 Units Redeemed......... (96,040)   (885,305) (51,206)   (704,380)    (61)     (480)   (2,858)     (28,760)
 Units Exchanged........ 252,349   2,326,152    8,721     119,960  20,000   158,279    94,646      952,338
                         -------  ----------  -------  ----------  ------  --------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 261,299  $2,408,653   17,257  $  237,384  60,091  $475,556   309,175  $ 3,110,954
                         =======  ==========  =======  ==========  ======  ========  ========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                     Alger American Fund                               Janus Aspen Series
                         ----------------------------------------------  --------------------------------------------------
                                 Small
                            Capitalization             LargeCap                Aggressive
                               Portfolio           Growth Portfolio         Growth Portfolio          Growth Portfolio
                         ----------------------  ----------------------  ------------------------  ------------------------
                           Units     $ Amount      Units     $ Amount      Units       $ Amount      Units       $ Amount
                         ---------  -----------  ---------  -----------  ----------  ------------  ----------  ------------
Type III Units:
 Units Purchased........ 1,805,717  $25,545,421  4,061,228  $50,840,396   5,048,611  $111,149,383   8,254,239  $113,044,335
 Units Redeemed.........   (84,213)  (1,191,355)  (364,011)  (4,556,864)   (339,695)   (7,478,683)   (595,015)   (8,148,913)
 Units Exchanged........   684,204    9,679,418  1,298,114   16,250,414   1,310,591    28,853,743   2,040,239    27,941,696
                         ---------  -----------  ---------  -----------  ----------  ------------  ----------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 2,405,708  $34,033,484  4,995,331  $62,533,946   6,019,507  $132,524,444   9,699,463  $132,837,117
                         =========  ===========  =========  ===========  ==========  ============  ==========  ============
 Units Purchased........   110,521    2,099,332    798,200    5,582,819     740,285     6,663,520   1,158,750     9,398,402
 Units Redeemed.........   (59,350)  (1,127,335)  (732,510)  (5,123,364)   (583,435)   (5,251,667) (1,102,928)   (8,945,643)
 Units Exchanged........   (14,354)    (272,665)  (738,469)  (5,165,047) (1,808,760)  (16,281,180) (2,393,477)  (19,413,051)
                         ---------  -----------  ---------  -----------  ----------  ------------  ----------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....    36,817  $   699,332   (672,779) $(4,705,592) (1,651,910) $(14,869,327) (2,337,655) $(18,960,292)
                         =========  ===========  =========  ===========  ==========  ============  ==========  ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                      Janus Aspen Series (continued)
                         -----------------------------------------------------------------------------------------------
                                Worldwide                                        Flexible             International
                            Growth Portfolio        Balanced Portfolio       Income Portfolio       Growth Portfolio
                         ------------------------  ----------------------  ---------------------  ----------------------
                           Units       $ Amount      Units     $ Amount     Units     $ Amount      Units     $ Amount
                         ----------  ------------  ---------  -----------  --------  -----------  ---------  -----------
Type III Units:
 Units Purchased........  6,027,813  $ 94,887,306  5,549,805  $66,051,590   474,783  $ 4,775,926  2,722,775  $49,105,715
 Units Redeemed.........   (428,774)   (6,749,596)  (539,341)  (6,419,019)  (49,863)    (501,582)  (118,188)  (2,131,551)
 Units Exchanged........  1,485,027    23,376,664  1,795,002   21,363,406   319,660    3,215,517    712,898   12,857,235
                         ----------  ------------  ---------  -----------  --------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  7,084,066  $111,514,373  6,805,466  $80,995,978   744,580  $ 7,489,861  3,317,485  $59,831,399
                         ==========  ============  =========  ===========  ========  ===========  =========  ===========
 Units Purchased........    847,842     7,835,849    785,062   10,356,772   128,904    1,396,827    362,593    3,824,797
 Units Redeemed.........   (714,843)   (6,606,658)  (684,992)  (9,036,613) (122,777)  (1,330,431)  (217,925)  (2,298,772)
 Units Exchanged........ (1,838,200)  (16,988,861)   359,516    4,742,837   656,899    7,118,228   (619,846)  (6,538,416)
                         ----------  ------------  ---------  -----------  --------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (1,705,201) $(15,759,670)   459,586  $ 6,062,996   663,026  $ 7,184,624   (475,178) $(5,012,391)
                         ==========  ============  =========  ===========  ========  ===========  =========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                               Janus Aspen
                           Series (continued)                   Janus Aspen Series -- Service Shares
                         ------------------------  -------------------------------------------------------------------
                                 Capital                Global Life               Global               Aggressive
                         Appreciation Portfolio     Sciences Portfolio     Technology Portfolio     Growth Portfolio
                         ------------------------  ----------------------  ----------------------  -------------------
                           Units       $ Amount      Units     $ Amount      Units     $ Amount     Units    $ Amount
                         ----------  ------------  ---------  -----------  ---------  -----------  -------  ----------
Type III Units:
 Units Purchased........  6,099,764  $ 92,094,418    546,951  $ 5,962,836    923,701  $ 9,311,200      --   $      --
 Units Redeemed.........   (492,593)   (7,437,171)   (36,174)    (394,373)   (70,990)    (715,603)     --          --
 Units Exchanged........    768,085    11,596,572  1,027,758   11,204,559    567,543    5,721,016      --          --
                         ----------  ------------  ---------  -----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  6,375,256  $ 96,253,819  1,538,535  $16,773,022  1,420,254  $14,316,614      --   $      --
                         ==========  ============  =========  ===========  =========  ===========  =======  ==========
 Units Purchased........    638,460     5,932,930    291,929    2,880,181    415,117    2,692,677  448,596   2,973,595
 Units Redeemed.........   (859,638)   (7,988,239)   (48,775)    (481,223)   (46,595)    (302,242)  (3,377)    (22,387)
 Units Exchanged........ (1,735,306)  (16,125,432)  (690,072)  (6,808,255)   248,615    1,612,646  150,430     997,153
                         ----------  ------------  ---------  -----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (1,956,484) $(18,180,741)  (446,918) $(4,409,296)   617,137  $ 4,003,080  595,649  $3,948,361
                         ==========  ============  =========  ===========  =========  ===========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                      Janus Aspen Series -- Service Shares (continued)
                         ----------------------------------------------------------------------------------
                                                   Capital
                                                 Appreciation          Worldwide          International
                          Growth Portfolio        Portfolio         Growth Portfolio     Growth Portfolio
                         -------------------  -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
Type III Units
 Units Purchased........     --   $      --       --   $      --       --   $      --       --   $      --
 Units Redeemed.........     --          --       --          --       --          --       --          --
 Units Exchanged........     --          --       --          --       --          --       --          --
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....     --   $      --       --   $      --       --   $      --       --   $      --
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........ 703,138   5,700,216  461,617   3,844,568  678,425   5,459,519  438,168   3,325,078
 Units Redeemed......... (13,012)   (105,485) (12,307)   (102,502)  (9,969)    (80,228)  (8,457)    (64,176)
 Units Exchanged........ 149,509   1,212,045   93,773     780,987  125,213   1,007,629   54,503     413,594
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 839,635  $6,806,776  543,083  $4,523,052  793,669  $6,386,920  484,214  $3,674,496
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                              Janus Aspen                                                      Salomon Brothers
                           Series -- Service                                                   Variable Series
                          Shares (continued)      Goldman Sachs Variable Insurance Trust          Funds Inc.
                         ----------------------  -------------------------------------------  -------------------
                                                     Growth and              Mid Cap              Strategic
                          Balanced Portfolio        Income Fund            Value Fund             Bond Fund
                         ----------------------  -------------------  ----------------------  -------------------
                           Units     $ Amount     Units    $ Amount     Units     $ Amount     Units    $ Amount
                         ---------  -----------  -------  ----------  ---------  -----------  -------  ----------
Type III Units:
 Units Purchased........       --   $       --   368,448  $3,757,412    642,274  $ 7,371,420  263,180  $2,682,620
 Units Redeemed.........       --           --   (12,740)   (129,922)   (40,604)    (466,023) (14,685)   (149,688)
 Units Exchanged........       --           --    84,068     857,328  1,863,060   21,382,452   73,938     753,668
                         ---------  -----------  -------  ----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....       --   $       --   439,776  $4,484,818  2,464,730  $28,287,849  322,433  $3,286,600
                         =========  ===========  =======  ==========  =========  ===========  =======  ==========
 Units Purchased........ 1,378,227   13,360,692   74,320     663,761    558,203    8,172,485   90,540     977,051
 Units Redeemed.........   (39,335)    (381,310) (28,949)   (258,540)  (259,407)  (3,797,892) (40,306)   (434,955)
 Units Exchanged........   380,062    3,684,362  142,014   1,268,352  1,531,694   22,425,089  494,554   5,336,944
                         ---------  -----------  -------  ----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 1,718,954  $16,663,744  187,385  $1,673,573  1,830,490  $26,799,681  544,788  $5,879,040
                         =========  ===========  =======  ==========  =========  ===========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                             Salomon Brothers Variable Series
                                 Funds, Inc. (continued)                  AIM Variable Insurance Funds
                         -------------------------------------------  ----------------------------------------
                                                                       AIM V.I. Capital         AIM V.I.
                            Investors Fund       Total Return Fund    Appreciation Fund       Growth Fund
                         ----------------------  -------------------  -------------------  -------------------
                           Units     $ Amount     Units    $ Amount    Units    $ Amount    Units    $ Amount
                         ---------  -----------  -------  ----------  -------  ----------  -------  ----------
Type III Units:
 Units Purchased........   548,934  $ 6,657,631  177,293  $1,802,965      --   $      --       --   $      --
 Units Redeemed.........   (30,514)    (370,082)  (9,550)    (97,118)     --          --       --          --
 Units Exchanged........ 1,109,594   13,457,503  105,593   1,073,814      --          --       --          --
                         ---------  -----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 1,628,014  $19,745,052  273,336  $2,779,660      --   $      --       --   $      --
                         =========  ===========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........   454,659    5,770,591  113,168   1,168,573  383,727   2,822,991  222,846   1,585,635
 Units Redeemed.........  (156,605)  (1,987,653) (18,152)   (187,433)  (4,824)    (35,488)  (5,651)    (40,210)
 Units Exchanged........   435,336    5,525,345  294,064   3,036,536  333,095   2,450,504   39,585     281,661
                         ---------  -----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....   733,390  $ 9,308,283  389,080  $4,017,676  711,998  $5,238,007  256,780  $1,827,086
                         =========  ===========  =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                         AIM Variable Insurance
                            Funds (continued)                    MFS Variable Insurance Trust
                         ------------------------  -------------------------------------------------------------
                                                          MFS                  MFS                  MFS
                                                    Investors Growth     Investors Trust       New Discovery
                           AIM V.I. Value Fund        Stock Series            Series               Series
                         ------------------------  -------------------  -------------------  -------------------
                           Units       $ Amount     Units    $ Amount    Units    $ Amount    Units    $ Amount
                         ----------  ------------  -------  ----------  -------  ----------  -------  ----------
Type III Units:
 Units Purchased........        --   $        --       --   $      --       --   $      --       --   $      --
 Units Redeemed.........        --            --       --          --       --          --       --          --
 Units Exchanged........        --            --       --          --       --          --       --          --
                         ----------  ------------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....        --   $        --       --   $      --       --   $      --       --   $      --
                         ==========  ============  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........  1,096,649     9,374,809  456,235   3,526,726  295,790   2,571,315  338,367   3,279,542
 Units Redeemed.........    (14,734)     (125,955)  (2,806)    (21,687)  (3,154)    (27,421)  (3,548)    (34,390)
 Units Exchanged........    157,852     1,349,410   92,787     717,254  122,030   1,060,819   87,460     847,679
                         ----------  ------------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  1,239,767  $ 10,598,265  546,216  $4,222,293  414,666  $3,604,712  422,279  $4,092,831
                         ==========  ============  =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                            MFS Variable
                             Insurance                                              PIMCO Variable
                         Trust (continued)                Dreyfus                  Insurance Trust
                         -------------------  ----------------------------------  -------------------
                                                  Dreyfus
                                                Investments       The Dreyfus
                                               Portfolios --       Socially
                                                 Emerging         Responsible
                                                  Markets        Growth Fund,        Foreign Bond
                         MFS Utility Series      Portfolio           Inc.             Portfolio
                         -------------------  ----------------  ----------------  -------------------
                          Units    $ Amount   Units   $ Amount  Units   $ Amount   Units    $ Amount
                         -------  ----------  ------  --------  ------  --------  -------  ----------
Type III Units:
 Units Purchased........     --   $      --      --   $    --      --   $    --       --   $      --
 Units Redeemed.........     --          --      --        --      --        --       --          --
 Units Exchanged........     --          --      --        --      --        --       --          --
                         -------  ----------  ------  --------  ------  --------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....     --   $      --      --   $    --      --   $    --       --   $      --
                         =======  ==========  ======  ========  ======  ========  =======  ==========
 Units Purchased........ 409,061   3,666,400  40,694   394,667  35,592   294,532   99,677   1,054,164
 Units Redeemed.........  (7,154)    (64,123)   (485)   (4,705) (1,075)   (8,900)  (1,382)    (14,616)
 Units Exchanged........ 125,999   1,129,318  56,894   551,775  16,663   137,899   45,013     476,052
                         -------  ----------  ------  --------  ------  --------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 527,906  $4,731,594  97,103  $941,737  51,180  $423,531  143,308  $1,515,600
                         =======  ==========  ======  ========  ======  ========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                             Rydex Variable
                                 PIMCO Variable Insurance Trust (continued)                      Trust
                         ----------------------------------------------------------------  -------------------
                           Long-Term U.S.
                             Government           High Yield           Total Return
                           Bond Portfolio       Bond Portfolio        Bond Portfolio            OTC Fund
                         -------------------  -------------------  ----------------------  -------------------
                          Units    $ Amount    Units    $ Amount     Units     $ Amount     Units    $ Amount
                         -------  ----------  -------  ----------  ---------  -----------  -------  ----------
Type III Units:
 Units Purchased........     --   $      --       --   $      --         --   $       --       --   $      --
 Units Redeemed.........     --          --       --          --         --           --       --          --
 Units Exchanged........     --          --       --          --         --           --       --          --
                         -------  ----------  -------  ----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....     --   $      --       --   $      --         --   $       --       --   $      --
                         =======  ==========  =======  ==========  =========  ===========  =======  ==========
 Units Purchased........ 630,087   6,788,212  393,284   3,963,069  1,135,508   11,930,839  201,688   1,245,860
 Units Redeemed.........  (8,002)    (86,209)  (6,353)    (64,016)   (14,537)    (152,740)    (732)     (4,519)
 Units Exchanged........ 161,006   1,734,595  174,614   1,759,573    320,094    3,363,247   35,411     218,740
                         -------  ----------  -------  ----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 783,091  $8,436,598  561,545  $5,658,626  1,441,065  $15,141,345  236,367  $1,460,081
                         =======  ==========  =======  ==========  =========  ===========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                Alliance Variable Products Series Fund, Inc.
                         ----------------------------------------------------------------
                              Growth and              Premier
                           Income Portfolio       Growth Portfolio     Quasar Portfolio
                         ----------------------  -------------------  -------------------
                           Units     $ Amount     Units    $ Amount    Units    $ Amount
                         ---------  -----------  -------  ----------  -------  ----------
Type III Units:
 Units Purchased........       --   $       --       --   $      --       --   $      --
 Units Redeemed.........       --           --       --          --       --          --
 Units Exchanged........       --           --       --          --       --          --
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....       --   $       --       --   $      --       --   $      --
                         =========  ===========  =======  ==========  =======  ==========
 Units Purchased........ 1,660,729   17,487,995  744,030   6,135,908  119,932   1,062,459
 Units Redeemed.........   (29,253)    (308,046) (17,920)   (147,785)    (835)     (7,397)
 Units Exchanged........   469,773    4,946,863  244,821   2,018,995   39,467     349,639
                         ---------  -----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 2,101,249  $22,126,811  970,931  $8,007,118  158,564  $1,404,701
                         =========  ===========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                               Prudential Series Fund, Inc. (continued)
                          -------------------------------------------------------
                                              SP Jennison
                           SP Prudential     International
                           U.S. Emerging         Growth           Prudential
                          Growth Portfolio     Portfolio      Jennison Portfolio
                          -----------------  ---------------  -------------------
                          Units   $ Amount   Units  $ Amount   Units    $ Amount
                          ------- ---------  -----  --------  -------- ----------
Type III Units:
 Units Purchased.........     --  $     --     --   $   --         --  $      --
 Units Redeemed..........     --        --     --       --         --         --
 Units Exchanged.........     --        --     --       --         --         --
                          ------- ---------  -----  -------   -------- ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended December
  31, 2000...............     --  $     --     --   $   --         --  $      --
                          ======= =========  =====  =======   ======== ==========
 Units Purchased.........   9,251    86,374  2,350   18,469      4,500     34,302
 Units Redeemed..........     --        --     (37)    (293)       --         --
 Units Exchanged.........     --        --     --       --          87        665
                          ------- ---------  -----  -------   -------- ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended December
  31, 2001...............   9,251 $  86,374  2,313  $18,176      4,587 $   34,968
                          ======= =========  =====  =======   ======== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                    GE Investments Funds, Inc.
                         ----------------------------------------------------------------------------------------
                                                                                                 International
                          S&P 500 Index Fund       Money Market Fund      Total Return Fund       Equity Fund
                         ----------------------  -----------------------  -------------------  ------------------
                           Units     $ Amount      Units      $ Amount     Units    $ Amount    Units   $ Amount
                         ---------  -----------  ----------  -----------  -------  ----------  -------  ---------
Type IV Units:
 Units Purchased........ 1,005,103  $10,642,151   6,174,022  $64,844,674  197,106  $2,111,241   79,360  $ 818,461
 Units Redeemed.........   (64,798)    (686,089)   (300,044)  (3,151,303) (11,007)   (117,899)    (472)    (4,863)
 Units Exchanged........   269,630    2,854,872  (3,268,645) (34,330,009)  19,263     206,330    2,896     29,865
                         ---------  -----------  ----------  -----------  -------  ----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 1,209,935  $12,810,935   2,605,333  $27,363,362  205,362  $2,199,673   81,784  $ 843,463
                         =========  ===========  ==========  ===========  =======  ==========  =======  =========
 Units Purchased........   536,600    4,864,201   4,478,650   49,482,442   73,171     762,006  (14,223)   291,867
 Units Redeemed.........  (279,131)  (2,530,277) (3,182,444) (35,161,289) (32,297)   (336,348)   4,717    (96,796)
 Units Exchanged........    73,108      662,708    (551,660)  (6,095,024)  48,237     502,348   34,420   (706,336)
                         ---------  -----------  ----------  -----------  -------  ----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....   330,577  $ 2,996,632     744,546  $ 8,226,129   89,111  $  928,006   24,914  $(511,264)
                         =========  ===========  ==========  ===========  =======  ==========  =======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                 GE Investments Funds, Inc. (continued)
                         -----------------------------------------------------------
                           Real Estate           Mid-Cap
                         Securities Fund    Value Equity Fund       Income Fund
                         -----------------  -------------------  -------------------
                          Units   $ Amount   Units    $ Amount    Units    $ Amount
                         -------  --------  -------  ----------  -------  ----------
Type IV Units:
 Units Purchased........  33,012  $350,405  186,211  $1,760,400  156,442  $1,324,193
 Units Redeemed.........    (451)   (4,786) (15,963)   (150,912)  (7,035)    (59,547)
 Units Exchanged........  27,028   286,882   12,764     120,669  (51,079)   (432,355)
                         -------  --------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  59,589  $632,501  183,012  $1,730,157   98,328  $  832,292
                         =======  ========  =======  ==========  =======  ==========
 Units Purchased........  15,089   174,801  125,376   1,303,370   30,848     341,760
 Units Redeemed......... (10,982) (127,225) (33,831)   (351,702) (34,089)   (377,668)
 Units Exchanged........  19,648   227,639  110,359   1,147,249   95,582   1,058,942
                         -------  --------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  23,755  $275,215  201,904  $2,098,917   92,341  $1,023,034
                         =======  ========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                             GE Investments Funds, Inc. (continued)
                           ----------------------------------------------------------------------------------
                                                     Premier                                  Small-Cap
                            U.S. Equity Fund    Growth Equity Fund   Value Equity Fund    Value Equity Fund
                           -------------------  -------------------  -------------------  -------------------
                            Units    $ Amount    Units    $ Amount    Units    $ Amount    Units    $ Amount
                           -------  ----------  -------  ----------  -------  ----------  -------  ----------
Type IV Units:
 Units Purchased.......... 150,282  $1,582,664  187,404  $2,154,879      --   $      --       --   $      --
 Units Redeemed........... (19,668)   (207,130)  (7,049)    (81,062)     --          --       --          --
 Units Exchanged..........  22,725     239,324   17,596     202,324      --          --       --          --
                           -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year
  ended December 31, 2000..153,339  $1,614,858  197,951  $2,276,141      --   $      --       --   $      --
                           =======  ==========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased..........  73,970     689,750  105,946   1,108,717  119,692   1,127,172   46,732     542,446
 Units Redeemed........... (16,716)   (155,874) (28,579)   (299,080)    (201)     (1,884)    (743)     (8,620)
 Units Exchanged..........   1,547      14,426   47,772     499,932   (1,207)    (11,371)  63,003     731,331
                           -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year
  ended December 31, 2001.. 58,801  $  548,303  125,139  $1,309,569  118,284  $1,113,917  108,992  $1,265,158
                           =======  ==========  =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                               Oppenheimer Variable Account Funds
                         -------------------------------------------------------------------------------------
                                                    Capital
                                                 Appreciation            Aggressive               High
                            Bond Fund/VA            Fund/VA            Growth Fund/VA        Income Fund/VA
                         -------------------  --------------------  ---------------------  -------------------
                          Units    $ Amount    Units    $ Amount     Units     $ Amount     Units    $ Amount
                         -------  ----------  -------  -----------  --------  -----------  -------  ----------
Type IV Units:
 Units Purchased........ 118,086  $1,166,908  384,129  $ 5,149,463   273,033  $ 5,348,357  141,734  $1,342,726
 Units Redeemed.........  (7,807)    (77,145) (20,311)    (272,280)   (7,990)    (156,522)  (4,679)    (44,323)
 Units Exchanged........  15,284     151,028  189,032    2,534,069   170,107    3,332,162  (31,289)   (296,419)
                         -------  ----------  -------  -----------  --------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 125,563  $1,240,792  552,850  $ 7,411,252   435,150  $ 8,523,997  105,766  $1,001,984
                         =======  ==========  =======  ===========  ========  ===========  =======  ==========
 Units Purchased........  31,198     337,200  110,376    1,528,030   102,734      814,951   23,717     204,405
 Units Redeemed......... (29,017)   (313,635) (91,237)  (1,263,076)  (28,094)    (222,864) (21,298)   (183,604)
 Units Exchanged........ 120,576   1,303,233   81,634    1,130,143  (197,521)  (1,566,838)  34,238     295,085
                         -------  ----------  -------  -----------  --------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 122,757  $1,326,797  100,773  $ 1,395,097  (122,881) $  (974,752)  36,657  $  315,886
                         =======  ==========  =======  ===========  ========  ===========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                            Oppenheimer
                          Variable Account       Oppeheimer Variable Account        Variable Insurance
                         Funds (continued)        Funds --   Class 2 Shares           Products Fund
                         -------------------  ------------------------------------  -------------------
                              Multiple            Global          Main Street
                             Strategies         Securities      Growth & Income          Equity-
                              Fund/VA             Fund/VA           Fund/VA          Income Portfolio
                         -------------------  ---------------  -------------------  -------------------
                          Units    $ Amount   Units  $ Amount   Units    $ Amount    Units    $ Amount
                         -------  ----------  ------ --------  -------  ----------  -------  ----------
Type IV Units:
 Units Purchased........ 104,972  $1,121,506     --  $    --       --   $      --   291,589  $2,685,371
 Units Redeemed.........  (1,704)    (18,203)    --       --       --          --   (18,128)   (166,952)
 Units Exchanged........   3,049      32,568     --       --       --          --    41,557     382,719
                         -------  ----------  ------ --------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 106,317  $1,135,871     --  $    --       --   $      --   315,018  $2,901,138
                         =======  ==========  ====== ========  =======  ==========  =======  ==========
 Units Purchased........  31,892     357,934   1,631  813,303   94,458     853,956  120,997   1,156,034
 Units Redeemed......... (21,395)   (240,128) 13,577   (7,690)    (572)     (5,170) (73,463)   (702,651)
 Units Exchanged........  63,805     716,131  71,387  (40,432)  46,919     424,177  312,577   2,985,658
                         -------  ----------  ------ --------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  74,302  $  833,937  86,595 $765,181  140,805  $1,272,963  360,111  $3,439,041
                         =======  ==========  ====== ========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                             Variable Insurance Products Fund                      Variable Insurance
                                       (continued)                                  Products Fund II
                         -------------------------------------------  ------------------------------------------------
                          Growth Portfolio      Overseas Portfolio    Asset Manager Portfolio    Contrafund Portfolio
                         --------------------  ---------------------  -------------------------  ---------------------
                          Units     $ Amount    Units     $ Amount      Units       $ Amount      Units     $ Amount
                         --------  ----------  --------  -----------  ----------  -------------  --------  -----------
Type IV Units:
 Units Purchased........  647,852  $8,081,320   384,250  $ 1,478,048     173,027  $   1,791,032   777,598  $ 8,619,310
 Units Redeemed.........  (45,860)   (572,054)  (21,243)     (81,714)     (4,410)       (45,648)  (40,346)    (447,212)
 Units Exchanged........  186,949   2,332,006  (223,299)    (858,936)     (1,011)       (10,460)  140,877    1,561,550
                         --------  ----------  --------  -----------  ----------  -------------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  788,941  $9,841,272   139,708  $   537,397     167,606  $   1,734,924   878,129  $ 9,733,648
                         ========  ==========  ========  ===========  ==========  =============  ========  ===========
 Units Purchased........  185,356   1,169,620   (26,254)   1,897,761      15,823        156,119    73,865    1,028,452
 Units Redeemed......... (137,770)   (869,343)   16,194   (1,170,564)    (27,866)      (274,926)  (53,334)    (742,589)
 Units Exchanged........ (121,402)   (766,063)   22,069   (1,595,271)     20,199        199,274    (5,854)     (81,512)
                         --------  ----------  --------  -----------  ----------  -------------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  (73,816) $ (465,787)   12,009  $  (868,075)      8,156  $      80,467    14,677  $   204,351
                         ========  ==========  ========  ===========  ==========  =============  ========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                    Variable Insurance Products Fund --
                         Variable Insurance Products Fund III                 Service Class 2
                         ----------------------------------------   -----------------------------------
                                                    Growth
                              Growth &          Opportunities           Equity-
                          Income Portfolio        Portfolio         Income Portfolio     Growth Portfolio
                         -------------------  -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
Type IV Units:
 Units Purchased........ 326,342  $3,191,138  127,121  $1,208,374      --   $      --       --   $      --
 Units Redeemed.........  (9,123)    (89,206) (14,356)   (136,461)     --          --       --          --
 Units Exchanged........  45,209     442,074   30,908     293,806      --          --       --          --
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 362,428  $3,544,006  143,673  $1,365,719      --   $      --       --   $      --
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........  91,395     831,372   69,104     578,333  122,461   1,214,510  260,686   2,112,921
 Units Redeemed......... (58,540)   (532,505) (15,830)   (132,478)    (899)     (8,911)  (1,549)    (12,556)
 Units Exchanged........  61,668     560,964  (20,903)   (174,940)   2,881      28,573   12,992     105,301
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  94,523  $  859,831   32,371  $  270,915  124,443  $1,234,172  272,129  $2,205,665
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                         Variable Insurance Products       Variable Insurance Products             Federated
                          Fund II -- Service Class 2       Fund III --  Service Class 2         Insurance Series
                         ---------------------------    -------------------------------------- -------------------
                                                            Growth &                                American
                             Contrafund Portfolio       Income Portfolio   Mid Cap Portfolio    Leaders Fund II
                         -----------------------------  -----------------  ------------------- -------------------
                            Units         $ Amount       Units   $ Amount   Units   $ Amount    Units    $ Amount
                         ------------  ---------------  -------  --------  -------  ---------- -------  ----------
Type IV Units:
 Units Purchased........          --   $           --       --   $    --       --   $     --   154,329  $1,408,586
 Units Redeemed.........          --               --       --        --       --         --    (6,083)    (55,520)
 Units Exchanged........          --               --       --        --       --         --     9,914      90,489
                         ------------  ---------------  -------  --------  -------  ---------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....          --   $           --       --   $    --       --   $     --   158,160  $1,443,555
                         ============  ===============  =======  ========  =======  =========  =======  ==========
 Units Purchased........      216,502        1,963,326   74,399   674,723   83,562    827,659   44,683     413,796
 Units Redeemed.........         (394)         (10,342)    (584)   (5,293)  (1,028)   (10,180) (35,330)   (327,184)
 Units Exchanged........         (927)         (24,296)  30,102   272,994       70        689  144,995   1,342,737
                         ------------  ---------------  -------  --------  -------  ---------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....      215,181  $     1,928,688  103,917  $942,424   82,604  $ 818,168  154,348  $1,429,348
                         ============  ===============  =======  ========  =======  =========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                            Federated
                                                                                            Insurance
                                                                                        Series -- Service
                                  Federated Insurance Series (continued)                     Shares
                         -------------------------------------------------------------- ------------------
                            High Income                           International Small      High Income
                            Bond Fund II       Utility Fund II      Company Fund II       Bond Fund II
                         -------------------  ------------------  --------------------- ------------------
                          Units    $ Amount    Units   $ Amount    Units     $ Amount    Units    $ Amount
                         -------  ----------  -------  ---------  --------  ----------- --------  --------
Type IV Units:
 Units Purchased........ 136,513  $1,169,846   61,072  $ 594,816       --   $      --        --   $    --
 Units Redeemed......... (15,291)   (131,038)  (7,127)   (69,421)      --          --        --        --
 Units Exchanged........ (52,131)   (446,738)  17,152    167,057       --          --        --        --
                         -------  ----------  -------  ---------  --------  ----------  --------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  69,091  $  592,070   71,097  $ 692,452       --   $      --        --   $    --
                         =======  ==========  =======  =========  ========  ==========  ========  ========
 Units Purchased........  15,009     116,672    6,263     47,270    48,870     171,033   268,222   246,978
 Units Redeemed......... (91,700)   (712,826) (16,470)  (124,309)  (71,440)   (250,024)   (3,778)   (3,468)
 Units Exchanged........ 149,479   1,161,966   32,553    245,697    39,494     138,221  (218,467)  207,476
                         =======  ==========  =======  =========  ========  ==========  ========  ========
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  72,788  $  565,812   22,346  $ 168,659    16,924  $   59,230    45,977  $450,986
                         =======  ==========  =======  =========  ========  ==========  ========  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                   Alger American Fund                            Janus Aspen Series
                         -------------------------------------------  ---------------------------------------------
                               Small
                           Capitalization           LargeCap               Aggressive
                             Portfolio          Growth Portfolio        Growth Portfolio       Growth Portfolio
                         -------------------  ----------------------  ---------------------  ----------------------
                          Units    $ Amount     Units     $ Amount     Units     $ Amount      Units     $ Amount
                         -------  ----------  ---------  -----------  --------  -----------  ---------  -----------
Type IV Units:
 Units Purchased........ 388,027  $5,184,690    772,600  $ 8,864,780   890,520  $16,089,392  1,325,252  $17,108,221
 Units Redeemed......... (14,858)   (198,527)   (35,085)    (402,568)  (96,503)  (1,743,549)  (108,868)  (1,405,419)
 Units Exchanged........  66,449     887,884    422,765    4,850,799   110,835    2,002,499    375,464    4,847,007
                         -------  ----------  ---------  -----------  --------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 439,618  $5,874,047  1,160,280  $13,313,011   904,852  $16,348,342  1,591,848  $20,549,809
                         =======  ==========  =========  ===========  ========  ===========  =========  ===========
 Units Purchased........  18,516     335,706        258    1,217,428   209,490    1,448,962    227,029    1,637,157
 Units Redeemed......... (17,503)   (270,237)      (267)  (1,259,812) (123,807)    (856,323)  (293,949)  (2,119,737)
 Units Exchanged........  (9,845)    (97,213)       101      476,484  (286,393)  (1,980,874)  (205,577)  (1,482,464)
                         -------  ----------  ---------  -----------  --------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  (8,832) $  (31,745)        92  $   434,100  (200,710) $(1,388,236)  (272,497) $(1,965,044)
                         =======  ==========  =========  ===========  ========  ===========  =========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                   Janus Aspen Series (continued)
                         -----------------------------------------------------------------------------------------
                               Worldwide                                      Flexible          International
                           Growth Portfolio        Balanced Portfolio     Income Portfolio     Growth Portfolio
                         ----------------------  -----------------------  -----------------  ---------------------
                           Units     $ Amount      Units      $ Amount     Units   $ Amount   Units     $ Amount
                         ---------  -----------  ----------  -----------  -------  --------  --------  -----------
Type IV Units:
 Units Purchased........ 1,062,555  $15,983,788     979,535  $11,026,735   87,485  $835,657   652,604  $11,032,496
 Units Redeemed.........   (46,936)    (706,051)    (60,177)    (677,418)  (6,888)  (65,787)  (27,629)    (467,086)
 Units Exchanged........   261,495    3,933,609     170,301    1,917,108   21,195   202,448   158,198    2,674,393
                         ---------  -----------  ----------  -----------  -------  --------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 1,277,114  $19,211,347   1,089,659  $12,266,424  101,792  $972,317   783,173  $13,239,803
                         =========  ===========  ==========  ===========  =======  ========  ========  ===========
 Units Purchased........   153,514    1,562,599     344,143    1,874,292   19,177   219,679   126,907    2,374,367
 Units Redeemed.........  (125,441)  (1,276,845) (1,593,056)  (1,675,813) (35,522) (406,915)  (95,074)  (1,778,792)
 Units Exchanged........  (224,635)  (2,286,540)  1,402,925    1,475,805   25,950   297,262  (132,530)  (2,479,556)
                         ---------  -----------  ----------  -----------  -------  --------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  (196,562) $(2,000,785)    154,012  $ 1,674,284    9,605  $110,027  (100,697) $(1,883,981)
                         =========  ===========  ==========  ===========  =======  ========  ========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                           Janus Aspen Series
                               (continued)                    Janus Aspen Series -- Service Shares
                         ------------------------  --------------------------------------------------------------
                                 Capital               Global Life              Global             Aggressive
                         Appreciation Portfolio    Sciences Portfolio    Technology Portfolio   Growth Portfolio
                         ------------------------  --------------------  ---------------------  -----------------
                           Units       $ Amount     Units    $ Amount     Units     $ Amount     Units  $ Amount
                         ----------  ------------  -------  -----------  --------  -----------  ------- ---------
Type IV Units:
 Units Purchased........  1,086,829  $ 14,154,782   69,735  $   759,423   179,016  $ 1,645,105      --  $     --
 Units Redeemed.........   (102,984)   (1,341,256)  (1,474)     (16,047)   (1,267)     (11,641)     --        --
 Units Exchanged........    163,764     2,132,855   29,498      321,245    44,384      407,873      --        --
                         ----------  ------------  -------  -----------  --------  -----------  ------- ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  1,147,609  $ 14,946,381   97,759  $ 1,064,621   222,133  $ 2,041,337      --  $     --
                         ==========  ============  =======  ===========  ========  ===========  ======= =========
 Units Purchased........    154,374     1,330,763   28,789      271,609    49,838      292,286   13,196   387,104
 Units Redeemed.........   (117,974)   (1,016,979)  (9,251)     (87,280)  (21,901)    (128,442)   3,367    (5,663)
 Units Exchanged........   (367,033)   (3,163,957)  37,501      353,804    25,614      150,216   30,066   (50,570)
                         ----------  ------------  -------  -----------  --------  -----------  ------- ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....   (330,633) $ (2,850,173)  57,039  $   538,133    53,551  $   314,060   46,629 $ 330,871
                         ==========  ============  =======  ===========  ========  ===========  ======= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                     Janus Aspen Series -- Service Shares (continued)
                         -------------------------------------------------------------------------------
                                                  Capital
                                                Appreciation         Worldwide          International
                          Growth Portfolio       Portfolio        Growth Portfolio    Growth Portfolio
                         -------------------  -----------------  -------------------  ------------------
                          Units    $ Amount    Units   $ Amount   Units    $ Amount    Units   $ Amount
                         -------  ----------  -------  --------  -------  ----------  -------  ---------
Type IV Units:
 Units Purchased........     --   $      --       --   $    --       --   $      --       --   $     --
 Units Redeemed.........     --          --       --        --       --          --       --         --
 Units Exchanged........     --          --       --        --       --          --       --         --
                         -------  ----------  -------  --------  -------  ----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....     --   $      --       --   $    --       --   $      --       --   $     --
                         =======  ==========  =======  ========  =======  ==========  =======  =========
 Units Purchased........ 135,483   1,115,523  104,935   881,844  222,712   1,644,510  114,409    459,021
 Units Redeemed.........  (1,125)     (9,267)  (1,316)  (11,057)  (1,032)     (7,618)    (395)    (3,826)
 Units Exchanged........ (12,385)   (101,971)  (6,696)  (56,277)   6,097      45,022  (65,390)  (616,584)
                         -------  ----------  -------  --------  -------  ----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 121,973  $1,004,285   96,923  $814,510  227,777  $1,681,913   48,624  $(161,389)
                         =======  ==========  =======  ========  =======  ==========  =======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                            Janus Aspen                                                Salomon Brothers
                         Series -- Service      Goldman Sachs Variable Insurance        Variable Series
                         Shares (continued)                  Trust                         Fund Inc.
                         -------------------  ---------------------------------------  ------------------
                                                 Growth and            Mid Cap             Strategic
                         Balanced Portfolio      Income Fund          Value Fund           Bond Fund
                         -------------------  ------------------  -------------------  ------------------
                          Units    $ Amount    Units   $ Amount    Units    $ Amount    Units   $ Amount
                         -------  ----------  -------  ---------  -------  ----------  -------  ---------
Type IV Units:
 Units Purchased........     --   $      --    64,837  $ 623,339  140,173  $1,387,560   94,063  $ 902,789
 Units Redeemed.........     --          --    (5,060)   (48,649)  (7,660)    (75,828)  (2,791)   (26,790)
 Units Exchanged........     --          --    11,833    113,759   62,560     619,274    1,901     18,239
                         -------  ----------  -------  ---------  -------  ----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....     --   $      --    71,610  $ 688,449  195,073  $1,931,006   93,173  $ 894,238
                         =======  ==========  =======  =========  =======  ==========  =======  =========
 Units Purchased........ 227,615   2,206,639   72,480    638,944   70,290     848,278   19,615    200,231
 Units Redeemed.........  (3,886)    (37,671) (16,964)  (149,544) (37,626)   (454,085) (19,894)  (203,084)
 Units Exchanged........  12,890     124,966   31,330    276,186  165,502   1,997,306   10,031    102,407
                         -------  ----------  -------  ---------  -------  ----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 236,619  $2,293,935   86,846  $ 765,587  198,166  $2,391,500    9,752  $  99,554
                         =======  ==========  =======  =========  =======  ==========  =======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                   Salomon Brothers
                              Variable Series Funds Inc.
                                     (continued)                    AIM Variable Insurance Funds
                         ---------------------------------------- ------------------------------------
                                                                  AIM V.I. Capital       AIM V.I.
                           Investors Fund     Total Return Fund   Appreciation Fund     Growth Fund
                         -------------------  ------------------- ------------------- ----------------
                          Units    $ Amount    Units   $ Amount    Units   $ Amount   Units   $ Amount
                         -------  ----------  -------  ---------- -------  ---------- ------  --------
Type IV Units:
 Units Purchased........  85,493  $  928,828   16,928  $ 167,948      --   $     --      --   $    --
 Units Redeemed.........  (1,074)    (11,664)    (125)    (1,241)     --         --      --        --
 Units Exchanged........  13,396     145,533      625      6,205      --         --      --        --
                         -------  ----------  -------  ---------  -------  ---------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  97,815  $1,062,697   17,428  $ 172,912      --   $     --      --   $    --
                         =======  ==========  =======  =========  =======  =========  ======  ========
 Units Purchased........  49,746     576,766   18,320    184,503   80,959    644,717  29,848   210,123
 Units Redeemed......... (15,117)   (175,269)  (2,188)   (22,041)  (1,237)    (9,853)   (709)   (4,994)
 Units Exchanged........ 104,203   1,208,125     (832)    (8,381)     851      6,773      25       174
                         -------  ----------  -------  ---------  -------  ---------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 138,832  $1,609,622   15,300  $ 154,082   80,573  $ 641,637  29,164  $205,304
                         =======  ==========  =======  =========  =======  =========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                            AIM Variable
                           Insurance Funds
                            (continued)                MFS Variable Insurance Trust
                         -------------------  ----------------------------------------------------
                                                    MFS
                                                 Investors                            MFS New
                              AIM V.I.         Growth Stock      MFS Investors       Discovery
                             Value Fund           Series         Trust Series         Series
                         -------------------  ----------------  ----------------  ----------------
                          Units    $ Amount   Units   $ Amount  Units   $ Amount  Units   $ Amount
                         -------  ----------  ------  --------  ------  --------  ------  --------
Type IV Units:
 Units Purchased........     --   $      --      --   $    --      --   $    --      --   $    --
 Units Redeemed.........     --          --      --        --      --        --      --        --
 Units Exchanged........     --          --      --        --      --        --      --        --
                         -------  ----------  ------  --------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....     --   $      --      --   $    --      --   $    --      --   $    --
                         =======  ==========  ======  ========  ======  ========  ======  ========
 Units Purchased........ 169,108   1,508,626  86,180   658,230  66,047   554,899  34,966   324,246
 Units Redeemed.........  (1,708)    (15,235) (1,200)   (9,167)   (235)   (1,972)   (264)   (2,452)
 Units Exchanged........  (1,734)    (15,468)   (809)   (6,183) (3,936)  (33,072) 32,972   305,761
                         -------  ----------  ------  --------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 165,666  $1,477,924  84,171  $642,880  61,876  $519,855  67,674  $627,556
                         =======  ==========  ======  ========  ======  ========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                          MFS Variable
                         Insurance Trust                                         PIMCO Variable
                           (continued)                  Dreyfus                  Insurance Trust
                         ----------------  ------------------------------------  ----------------
                                                Dreyfus          The Dreyfus
                                              Investments         Socially
                                             Portfolios --       Responsible
                           MFS Utility          Emerging        Growth Fund,      Foreign Bond
                             Series        Markets Portfolio        Inc.            Portfolio
                         ----------------  ------------------- ----------------  ----------------
                         Units   $ Amount   Units   $ Amount   Units   $ Amount  Units   $ Amount
                         ------  --------  -------  ---------- ------  --------  ------  --------
Type IV Units:
 Units Purchased........    --   $    --       --   $     --      --   $    --      --   $    --
 Units Redeemed.........    --        --       --         --      --        --      --        --
 Units Exchanged........    --        --       --         --      --        --      --        --
                         ------  --------  -------  ---------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....    --   $    --       --   $     --      --   $    --      --   $    --
                         ======  ========  =======  =========  ======  ========  ======  ========
 Units Purchased........ 42,246   406,918      620      5,964  21,454   165,605   2,161    23,348
 Units Redeemed.........   (820)   (7,901)    (241)    (2,316)    --        --      (16)     (172)
 Units Exchanged........   (386)   (3,720)  64,000    615,837     (14)     (112) 20,933   226,107
                         ------  --------  -------  ---------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 41,040  $395,297   64,379  $ 619,485  21,440  $165,493  23,078  $249,283
                         ======  ========  =======  =========  ======  ========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                              PIMCO Variable Insurance Trust (continued)             Rydex Variable Trust
                         ----------------------------------------------------------  ----------------------
                           Long-Term U.S.
                             Government         High Yield         Total Return
                           Bond Portfolio     Bond Portfolio      Bond Portfolio           OTC Fund
                         -------------------  ----------------  -------------------  ----------------------
                          Units    $ Amount   Units   $ Amount   Units    $ Amount     Units     $ Amount
                         -------  ----------  ------  --------  -------  ----------  ---------  -----------
Type IV Units:
 Units Purchased........     --   $      --      --   $    --       --   $      --         --   $      --
 Units Redeemed.........     --          --      --        --       --          --         --          --
 Units Exchanged........     --          --      --        --       --          --         --          --
                         -------  ----------  ------  --------  -------  ----------  ---------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....     --   $      --      --   $    --       --   $      --         --   $      --
                         =======  ==========  ======  ========  =======  ==========  =========  ==========
 Units Purchased........ 105,711   1,141,707  47,761   483,258  267,814   2,855,551     32,051     177,936
 Units Redeemed.........  (1,447)    (15,629)   (599)   (6,060)  (3,597)    (38,351)      (694)     (3,854)
 Units Exchanged........  27,823     300,504  20,088   203,259  133,417   1,422,547    (12,655)    (70,254)
                         -------  ----------  ------  --------  -------  ----------  ---------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 132,087  $1,426,582  67,250  $680,458  397,634  $4,239,747     18,702  $  103,827
                         =======  ==========  ======  ========  =======  ==========  =========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                            Alliance Variable Products Series Fund, Inc.
                         -------------------------------------------------------
                         Growth and Income    Premier Growth        Quasar
                             Portfolio           Portfolio         Portfolio
                         -------------------  ----------------  ----------------
                          Units    $ Amount   Units   $ Amount  Units   $ Amount
                         -------  ----------  ------  --------  ------  --------
Type IV Units:
 Units Purchased........     --   $      --      --   $    --      --   $   --
 Units Redeemed.........     --          --      --        --      --       --
 Units Exchanged........     --          --      --        --      --       --
                         -------  ----------  ------  --------  ------  -------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....     --   $      --      --   $    --      --   $   --
                         =======  ==========  ======  ========  ======  =======
 Units Purchased........ 301,263   3,214,611  78,959   686,357  42,246   44,279
 Units Redeemed.........  (3,472)    (37,046)   (910)   (7,909)   (820)  (3,465)
 Units Exchanged........  42,419     452,627  (9,581)  (83,286)   (386)  47,443
                         -------  ----------  ------  --------  ------  -------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 340,210  $3,630,192  68,468  $595,162  41,040  $88,257
                         =======  ==========  ======  ========  ======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                              GE Investments Funds, Inc.
                         ------------------------------------------------------------------------
                                                                    Real Estate
                            S&P 500                                  Securities   Mid-Cap Value
                           Index Fund      Money Market Fund            Fund       Equity Fund
                         -------------- -------------------------  -------------- ---------------
                         Units $ Amount    Units       $ Amount    Units $ Amount Units  $ Amount
                         ----- -------- -----------  ------------  ----- -------- -----  --------
Type V Units:
 Units Purchased........ 1,070 $10,900    9,901,886  $ 10,077,487      8 $    75    --   $   --
 Units Redeemed.........   --      --           --            --     --      --     --       --
 Units Exchanged........ 1,085  11,044      254,256       258,765    101   1,002    --       --
                         ----- -------  -----------  ------------  ----- -------  -----  -------
 Net increase (decrease)
  units from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 2,155 $21,944   10,156,142  $ 10,336,252    109 $ 1,077    --   $   --
                         ===== =======  ===========  ============  ===== =======  =====  =======
 Units Purchased........   536   4,025    2,120,719     2,152,045     32     375      3       30
 Units Redeemed.........   --      --   (10,295,072)  (10,447,141)   --      --      (5)     (54)
 Units Exchanged........ 4,063  30,541      (91,621)      (92,975) 3,095  35,983  2,068   24,250
                         ----- -------  -----------  ------------  ----- -------  -----  -------
 Net increase (decrease)
  units from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 4,599 $34,566   (8,265,974) $ (8,388,071) 3,127 $36,358  2,066  $24,226
                         ===== =======  ===========  ============  ===== =======  =====  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                  Variable
                                                                 Insurance
                                 GE Investments Funds, Inc.    Products Fund
                                         (continued)                III
                                ----------------------------- -----------------
                                               Premier Growth     Growth &
                                 Income Fund    Equity Fund   Income Portfolio
                                -------------- -------------- -----------------
                                Units $ Amount Units $ Amount Units   $ Amount
                                ----- -------- ----- -------- ------- ---------
Type V Units:
 Units Purchased...............   --  $   --    --    $  --       994   $10,400
 Units Redeemed................   --      --    --       --       --        --
 Units Exchanged...............   --      --    --       --       958    10,021
                                ----- -------   ---   ------  ------- ---------
 Net increase (decrease) units
  from capital transactions
  with contractholders during
  the year ended
  December 31, 2000............   --  $   --    --    $  --     1,952   $20,421
                                ===== =======   ===   ======  ======= =========
 Units Purchased...............   101   1,125     7       60      206     1,745
 Units Redeemed................   --      --    --       --       --        --
 Units Exchanged............... 3,804  42,513   200    1,835    4,493    38,113
                                ----- -------   ---   ------  ------- ---------
 Net increase (decrease) units
  from capital transactions
  with contractholders during
  the year ended
  December 31, 2001............ 3,905 $43,638   207   $1,895    4,699   $39,858
                                ===== =======   ===   ======  ======= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                              Variable Insurance Products
                                  Fund III (continued)                    Janus Aspen Series
                         -----------------------------------------  ------------------------------
                                                                       Flexible     International
                                 Growth               Mid Cap           Income         Growth
                         Opportunities Portfolio     Portfolio        Portfolio       Portfolio
                         ------------------------- ---------------  -------------- ---------------
                           Units       $ Amount    Units  $ Amount  Units $ Amount Units $ Amount
                         ----------  ------------- -----  --------  ----- -------- ----- ---------
Type V Units:
 Units Purchased........      1,030      $ 10,475     89  $   945    --   $   --     (1) $   1,095
 Units Redeemed.........        --            --     --       --     --       --    --         --
 Units Exchanged........      1,082        11,009    118    1,253    --       --    393   (326,439)
                         ----------  ------------  -----  -------    ---  -------   ---  ---------
 Net increase (decrease)
  units from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....      2,112      $ 21,484    207  $ 2,198    --   $   --    392  $(325,344)
                         ==========  ============  =====  =======    ===  =======   ===  =========
 Units Purchased........        274         1,765    121    1,270     65      700    15      7,990
 Units Redeemed.........        --            --      (8)     (81)   --       --    --         --
 Units Exchanged........     (2,192)      (14,104) 1,735   18,248    876    9,416   (87)   (46,872)
                         ----------  ------------  -----  -------    ---  -------   ---  ---------
 Net increase (decrease)
  units from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....     (1,918)     $(12,339) 1,848  $19,437    941  $10,116   (72) $ (38,882)
                         ==========  ============  =====  =======    ===  =======   ===  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                            AIM Variable
                                Janus Aspen Series (continued)             Insurance Funds
                         ------------------------------------------------  ----------------
                                                                              AIM V.I.
                             Capital           Equity          High            Capital
                          Appreciation         Income         Yield         Appreciation
                            Portfolio        Portfolio      Portfolio           Fund
                         ----------------  -------------- ---------------  ----------------
                         Units   $ Amount  Units $ Amount Units  $ Amount  Units   $ Amount
                         ------  --------  ----- -------- -----  --------  ------  --------
Type V Units:
 Units Purchased........  1,083  $ 10,660     7   $   75    10   $   100    1,000  $10,400
 Units Redeemed.........    --        --    --       --    --        --       --       --
 Units Exchanged........  1,600    15,750    97    1,004   101     1,003    1,185   12,334
                         ------  --------   ---   ------  ----   -------   ------  -------
 Net increase (decrease)
  units from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  2,683  $ 26,410   104   $1,079   111   $ 1,103    2,185  $22,734
                         ======  ========   ===   ======  ====   =======   ======  =======
 Units Purchased........  1,717     9,275   128    1,106     8        75      269    1,163
 Units Redeemed.........   (318)   (1,717)  --       --   (119)   (1,184)      (3)     (12)
 Units Exchanged........ (3,433)  (18,552)   55      479   --        --    (1,274)  (5,505)
                         ------  --------   ---   ------  ----   -------   ------  -------
 Net increase (decrease)
  units from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (2,034) $(10,993)  183   $1,585  (111)  $(1,109)  (1,008) $(4,354)
                         ======  ========   ===   ======  ====   =======   ======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                               AIM Variable Insurance Funds
                         -------------------------------------------------------------------------------
                                                                           AIM V.I.
                                                                           Capital
                         AIM V.I. Aggressive           AIM V.I.          Development   AIM V.I. Growth
                             Growth Fund         New Technology Fund         Fund      and Income Fund
                         ----------------------  ---------------------  -------------- -----------------
                          Units      $ Amount      Units     $ Amount   Units $ Amount Units   $ Amount
                         ---------  -----------  ---------  ----------  ----- -------- ------  ---------
Type V Units:
 Units Purchased........        17       $  175        118     $ 1,200   --    $  --       --      $ --
 Units Redeemed.........       --           --         --          --    --       --       --        --
 Units Exchanged........       119        1,199        196       1,998   --         0      --          0
                         ---------   ----------  ---------  ----------   ---   ------   ------  --------
 Net increase (decrease)
  units from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....       136       $1,374        314     $ 3,198   --    $    0      --       $  0
                         =========   ==========  =========  ==========   ===   ======   ======  ========
 Units Purchased........     1,242        8,000      7,161      22,926   --       --        10       168
 Units Redeemed.........      (134)        (861)       (13)        (42)  --       --         0         0
 Units Exchanged........        78          501      7,852      25,138   506    5,015       29       478
                         ---------   ----------  ---------  ----------   ---   ------   ------  --------
 Net increase (decrease)
  units from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....     1,186       $7,640     15,000     $48,021   506   $5,015       39      $647
                         =========   ==========  =========  ==========   ===   ======   ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                  AIM Variable Insurance Funds
                                                           (continued)
                                                  -----------------------------
                                                                    AIM V.I.
                                                     AIM V.I.      Government
                                                      Global       Securities
                                                  Utilities Fund      Fund
                                                  -------------- --------------
                                                  Units $ Amount Units $ Amount
                                                  ----- -------- ----- --------
Type V Units
  Units Purchased................................  --    $  --    --    $  --
  Units Redeemed.................................  --       --    --       --
  Units Exchanged................................  --       --    --       --
                                                   ---   ------   ---   ------
  Net increase (decrease) units from capital
   transactions with contractholders during the
   year ended December 31, 2000..................  --    $  --    --    $  --
                                                   ===   ======   ===   ======
  Units Purchased................................   57      832    75      800
  Units Redeemed.................................   (3)     (49)  --       --
  Units Exchanged................................   99    1,422   747    8,012
                                                   ---   ------   ---   ------
  Net increase (decrease) units from capital
   transactions with contractholders during the
   year ended December 31, 2001..................  153   $2,205   822   $8,812
                                                   ===   ======   ===   ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                    GE Investments Funds, Inc.
                         ----------------------------------------------------------------------------------------
                                S&P 500                  Money             Mid-Cap Value
                              Index Fund              Market Fund           Equity Fund        U.S. Equity Fund
                         ----------------------  ----------------------  -------------------  -------------------
                           Units     $ Amount      Units     $ Amount     Units    $ Amount    Units    $ Amount
                         ---------  -----------  ---------  -----------  -------  ----------  -------  ----------
Type VI Units:
 Units Purchased........   275,490  $ 2,609,406    333,385  $ 3,379,532   18,237  $  194,449   24,796  $  246,036
 Units Redeemed.........    (1,035)      (9,801)       (50)        (505)     (65)       (698)     (32)       (317)
 Units Exchanged........    31,737      300,603    (54,112)    (548,537)  12,837     136,874    5,803      57,577
                         ---------  -----------  ---------  -----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....   306,192  $ 2,900,208    279,223  $ 2,830,489   31,009  $  330,626   30,567  $  303,296
                         =========  ===========  =========  ===========  =======  ==========  =======  ==========
 Units Purchased........ 1,320,678   10,631,521  1,611,354   16,768,735  509,422   5,516,785  279,011   2,504,516
 Units Redeemed.........   (68,127)    (548,430)   (63,566)    (661,506) (12,013)   (130,098) (14,933)   (134,038)
 Units Exchanged........ 1,475,329   11,876,463    664,726    6,917,545  423,761   4,589,111  301,625   2,707,520
                         ---------  -----------  ---------  -----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 2,727,880  $21,959,554  2,212,514  $23,024,774  921,170  $9,975,798  565,703  $5,077,998
                         =========  ===========  =========  ===========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                        Oppenheimer Variable Account
                                  GE Investments Funds, Inc. (continued)                  Funds -- Service Class 2
                         -------------------------------------------------------------  ----------------------------
                           Premier Growth                           Small-Cap Value                Global
                            Equity Fund       Value Equity Fund       Equity Fund            Securities Fund/VA
                         -------------------  -------------------  -------------------  ------------------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount       Units         $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------------  ---------------
Type VI Units:
 Units Purchased........  50,386  $  487,693   14,904  $  146,107   16,014  $  167,032         65,846      $  616,801
 Units Redeemed.........     (34)       (330)     --          --       --          --              (6)            (54)
 Units Exchanged........   6,269      60,679    1,308      12,824      866       9,029          3,157          29,576
                         -------  ----------  -------  ----------  -------  ----------  -------------  --------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  56,621  $  548,042   16,212  $  158,931   16,880  $  176,061         68,997      $  646,322
                         =======  ==========  =======  ==========  =======  ==========  =============  ==============
 Units Purchased........ 335,223   2,863,552  200,461   1,853,354  259,074   2,965,083        600,007       4,895,662
 Units Redeemed......... (12,256)   (104,698)  (3,356)    (31,027)  (8,911)   (101,988)       (24,057)       (196,289)
 Units Exchanged........ 300,315   2,565,354  108,425   1,002,447  336,729   3,853,839        530,137       4,325,581
                         -------  ----------  -------  ----------  -------  ----------  -------------  --------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 623,282  $5,324,208  305,530  $2,824,774  586,892  $6,716,934      1,106,087      $9,024,954
                         =======  ==========  =======  ==========  =======  ==========  =============  ==============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                         Oppenheimer Variable
                           Account Funds --
                            Service Class 2     Variable Insurance Products Fund -- Service     Variable Insurance Products
                             (continued)                          Class 2                        Fund II -- Service Class 2
                         ---------------------  ----------------------------------------------  ------------------------------
                             Main Street
                           Growth & Income             Equity-
                               Fund/VA            Income Portfolio        Growth Portfolio          Contrafund Portfolio
                         ---------------------  ----------------------  ----------------------  ------------------------------
                           Units     $ Amount     Units     $ Amount      Units     $ Amount        Units         $ Amount
                         ---------  ----------  ---------  -----------  ---------  -----------  -------------  ---------------
Type VI Units:
 Units Purchased........    94,834  $  896,921     85,628  $   909,462    273,173  $ 2,490,803        176,603      $1,695,280
 Units Redeemed.........      (488)     (4,616)      (390)      (4,143)      (680)      (6,204)        (1,076)        (10,333)
 Units Exchanged........    20,048     189,606     24,674      262,069     34,308      312,819         35,896         344,580
                         ---------  ----------  ---------  -----------  ---------  -----------  -------------  --------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....   114,394  $1,081,912    109,912  $ 1,167,388    306,801  $ 2,797,418        211,423      $2,029,528
                         =========  ==========  =========  ===========  =========  ===========  =============  ==============
 Units Purchased........   551,675   4,564,633    585,856    6,094,996    929,556    6,680,919        782,193       6,473,409
 Units Redeemed.........   (31,570)   (261,216)   (27,876)    (290,012)   (53,837)    (386,939)       (33,234)       (275,049)
 Units Exchanged........   615,366   5,091,613    579,908    6,033,127    752,457    5,408,079        422,135       3,493,580
                         ---------  ----------  ---------  -----------  ---------  -----------  -------------  --------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 1,135,471  $9,395,030  1,137,888  $11,838,111  1,628,176  $11,702,059      1,171,094      $9,691,941
                         =========  ==========  =========  ===========  =========  ===========  =============  ==============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                             Federated
                                    Variable Insurance                                       Insurance
                                   Products Fund III --                  Federated           Series --
                                     Service Class 2                  Insurance Series     Service Shares
                         -------------------------------------------  -----------------  -------------------
                                                                       International
                          Growth & Income                              Small Company        High Income
                             Portfolio          Mid Cap Portfolio         Fund II           Bond Fund II
                         -------------------  ----------------------  -----------------  -------------------
                          Units    $ Amount     Units     $ Amount     Units   $ Amount   Units    $ Amount
                         -------  ----------  ---------  -----------  -------  --------  -------  ----------
Type VI Units:
 Units Purchased........  50,476  $  512,373    212,608  $ 2,201,793   10,016  $ 92,907   31,514  $  297,344
 Units Redeemed.........     (19)       (191)    (1,329)     (13,759)    (152)   (1,406)     (19)       (176)
 Units Exchanged........   2,552      25,905     32,155      332,998   (3,220)  (29,870)   1,783      16,825
                         -------  ----------  ---------  -----------  -------  --------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  53,009  $  538,087    243,434  $ 2,521,032    6,644  $ 61,631   33,278  $  313,993
                         =======  ==========  =========  ===========  =======  ========  =======  ==========
 Units Purchased........ 302,068   2,674,162    790,103    7,760,335   39,803   252,614  122,038   1,138,762
 Units Redeemed......... (15,765)   (139,570)   (39,552)    (388,474)  (2,158)  (13,695) (12,310)   (114,875)
 Units Exchanged........ 227,159   2,011,007    755,777    7,423,187   66,958   424,955  124,409   1,160,873
                         -------  ----------  ---------  -----------  -------  --------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 513,462  $4,545,599  1,506,328  $14,795,048  104,603  $663,874  234,137  $2,184,760
                         =======  ==========  =========  ===========  =======  ========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                               Janus Aspen Series -- Service Shares
                         ---------------------------------------------------------------------------------------
                                                    Global
                            Global Life           Technology            Aggressive
                         Sciences Portfolio       Portfolio          Growth Portfolio       Growth Portfolio
                         -------------------  -------------------  ---------------------  ----------------------
                          Units    $ Amount    Units    $ Amount     Units     $ Amount     Units     $ Amount
                         -------  ----------  -------  ----------  ---------  ----------  ---------  -----------
Type VI Units:
 Units Purchased........  94,375  $  984,714  246,571  $2,093,529    428,722  $3,708,323    483,076  $ 4,562,284
 Units Redeemed.........    (317)     (3,312)    (822)     (6,979)    (1,455)    (12,589)    (2,137)     (20,188)
 Units Exchanged........  26,308     274,495   38,437     326,354     80,406     695,489     32,319      305,226
                         -------  ----------  -------  ----------  ---------  ----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 120,366  $1,255,897  284,186  $2,412,905    507,673  $4,391,223    513,258  $ 4,847,321
                         =======  ==========  =======  ==========  =========  ==========  =========  ===========
 Units Purchased........ 189,592   1,654,351  487,313   2,566,306    877,739   4,358,254    942,489    6,859,195
 Units Redeemed......... (18,469)   (161,161) (39,083)   (205,817)   (54,791)   (272,055)   (75,717)    (551,052)
 Units Exchanged........ 198,514   1,732,184  240,002   1,263,909    649,157   3,223,270    585,643    4,262,164
                         -------  ----------  -------  ----------  ---------  ----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 369,637  $3,225,374  688,232  $3,624,398  1,472,105  $7,309,469  1,452,415  $10,570,307
                         =======  ==========  =======  ==========  =========  ==========  =========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                          Janus Aspen Series -- Service Shares (continued)
                         ------------------------------------------------------------------------------------------
                         Capital Appreciation     Worldwide Growth        International
                              Portfolio               Portfolio          Growth Portfolio     Balanced Portfolio
                         ---------------------  ----------------------  -------------------  ----------------------
                           Units     $ Amount     Units     $ Amount     Units    $ Amount     Units     $ Amount
                         ---------  ----------  ---------  -----------  -------  ----------  ---------  -----------
Type VI Units:
 Units Purchased........   488,459  $4,480,048    478,138  $ 4,350,546  184,789  $1,629,885    241,000  $ 2,362,802
 Units Redeemed.........    (1,866)    (17,118)    (1,055)      (9,595)    (657)     (5,797)      (664)      (6,513)
 Units Exchanged........    37,794     346,642     85,193      775,165   30,863     272,220     40,116      393,304
                         ---------  ----------  ---------  -----------  -------  ----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....   524,387  $4,809,572    562,276  $ 5,116,117  214,995  $1,896,308    280,452  $ 2,749,594
                         =========  ==========  =========  ===========  =======  ==========  =========  ===========
 Units Purchased........   758,512   5,528,825    858,751    5,969,165  392,442   2,684,995  1,314,112   12,006,552
 Units Redeemed.........   (47,604)   (346,993)   (40,275)    (279,955) (24,486)   (167,524)   (80,933)    (739,453)
 Units Exchanged........   496,849   3,621,559    736,441    5,118,994  424,105   2,901,622  1,169,216   10,682,700
                         ---------  ----------  ---------  -----------  -------  ----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 1,207,757  $8,803,391  1,554,917  $10,808,204  792,061  $5,419,093  2,402,395  $21,949,800
                         =========  ==========  =========  ===========  =======  ==========  =========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                               MFS Variable
                                        AIM Variable Insurance Funds                         Insurance Trust
                         ----------------------------------------------------------------  ---------------------
                          AIM V.I. Capital     AIM V.I. Growth                             MFS Investors Growth
                         Appreciation Fund           Fund           AIM V.I. Value Fund        Stock Series
                         -------------------  -------------------  ----------------------  ---------------------
                          Units    $ Amount    Units    $ Amount     Units     $ Amount      Units     $ Amount
                         -------  ----------  -------  ----------  ---------  -----------  ---------  ----------
Type VI Units:
 Units Purchased........ 159,895  $1,502,405  134,605  $1,137,650    384,867  $ 3,353,900    225,579  $2,211,715
 Units Redeemed.........    (652)     (6,124)    (321)     (2,715)      (701)      (6,112)    (1,167)    (11,446)
 Units Exchanged........  23,688     222,577   20,738     175,275     34,562      301,186     23,097     226,452
                         -------  ----------  -------  ----------  ---------  -----------  ---------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 182,931  $1,718,859  155,022  $1,310,210    418,728  $ 3,648,975    247,509  $2,426,721
                         =======  ==========  =======  ==========  =========  ===========  =========  ==========
 Units Purchased........ 474,548   3,099,730  492,350   2,802,783    913,329    6,910,582    760,643   5,581,622
 Units Redeemed......... (35,942)   (234,771) (16,254)    (92,528)   (51,796)    (391,907)   (46,389)   (340,403)
 Units Exchanged........ 556,505   3,635,067  229,133   1,304,377    888,099    6,719,684    408,332   2,996,353
                         -------  ----------  -------  ----------  ---------  -----------  ---------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 995,111  $6,500,026  705,229  $4,014,631  1,749,632  $13,238,358  1,122,586  $8,237,571
                         =======  ==========  =======  ==========  =========  ===========  =========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                 MFS Variable Insurance Trust (continued)                   Dreyfus
                         -------------------------------------------------------------  -----------------
                                                                                            Dreyfus
                                                                                           Investment
                                                                                          Portfolios-
                           MFS Investors      MFS New Discovery                         Emerging Markets
                            Trust Series            Series         MFS Utility Series      Portfolio
                         -------------------  -------------------  -------------------  -----------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units   $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  --------
Type VI Units:
 Units Purchased........  50,238  $  502,393   75,559  $  684,627   49,981  $  505,225    8,826  $ 70,779
 Units Redeemed.........    (101)     (1,009)     (39)       (355)     (86)       (873)    (150)   (1,205)
 Units Exchanged........   4,568      45,677   19,069     172,782   17,510     176,994    7,604    60,970
                         -------  ----------  -------  ----------  -------  ----------  -------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  54,705  $  547,061   94,589  $  857,055   67,405  $  681,345   16,280  $130,543
                         =======  ==========  =======  ==========  =======  ==========  =======  ========
 Units Purchased........ 245,664   2,072,159  254,174   2,066,441  416,453   3,652,153   64,585   481,743
 Units Redeemed.........  (8,103)    (68,341) (16,743)   (136,116) (14,483)   (127,022)  (1,347)  (10,046)
 Units Exchanged........ 299,040   2,522,396  311,019   2,528,599  504,058   4,420,401   70,609   526,687
                         -------  ----------  -------  ----------  -------  ----------  -------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 536,601  $4,526,213  548,450  $4,458,923  906,028  $7,945,532  133,847  $998,383
                         =======  ==========  =======  ==========  =======  ==========  =======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                              Dreyfus
                            (continued)         PIMCO Variable Insurance Trust
                         -------------------  -------------------------------------
                            The Dreyfus
                              Socially                            Long-Term U.S.
                         Responsible Growth    Foreign Bond      Government Bond
                             Fund, Inc.          Portfolio          Portfolio
                         -------------------  ----------------  -------------------
                          Units    $ Amount   Units   $ Amount   Units    $ Amount
                         -------  ----------  ------  --------  -------  ----------
Type VI Units:
 Units Purchased........  17,916  $  168,655     --   $    --    43,385  $  461,327
 Units Redeemed.........    (170)     (1,600)    --        --      (221)     (2,345)
 Units Exchanged........   1,748      16,458     278     2,827    2,848      30,281
                         -------  ----------  ------  --------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  19,494  $  183,513     278  $  2,827   46,012  $  489,263
                         =======  ==========  ======  ========  =======  ==========
 Units Purchased........ 569,732   4,701,566  35,830   384,624  304,783   3,442,319
 Units Redeemed.........  (3,359)    (27,721) (2,532)  (27,180) (21,379)   (241,466)
 Units Exchanged........  89,551     738,992  27,416   294,303  405,448   4,579,249
                         -------  ----------  ------  --------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 655,924  $5,412,837  60,714  $651,747  688,852  $7,780,102
                         =======  ==========  ======  ========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                             Alliance Variable
                              PIMCO Variable Insurance Trust            Rydex Variable        Products Series
                                       (continued)                          Trust               Fund, Inc.
                         -------------------------------------------  -------------------  ----------------------
                             High Yield           Total Return                                  Growth and
                           Bond Portfolio        Bond Portfolio            OTC Fund          Income Portfolio
                         -------------------  ----------------------  -------------------  ----------------------
                          Units    $ Amount     Units     $ Amount     Units    $ Amount     Units     $ Amount
                         -------  ----------  ---------  -----------  -------  ----------  ---------  -----------
Type VI Units:
 Units Purchased........  12,360  $  122,471     80,928  $   845,020  262,860  $1,951,225     98,873  $ 1,031,285
 Units Redeemed.........     (52)       (512)      (452)      (4,718)    (672)     (4,986)      (143)      (1,495)
 Units Exchanged........   2,388      23,662      8,644       90,261   43,614     323,754     12,503      130,418
                         -------  ----------  ---------  -----------  -------  ----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  14,696  $  145,621     89,120  $   930,563  305,802  $2,269,993    111,233  $ 1,160,207
                         =======  ==========  =========  ===========  =======  ==========  =========  ===========
 Units Purchased........ 209,938   2,065,614    740,272    8,076,329  353,534   1,598,467  1,125,506   11,896,429
 Units Redeemed......... (17,248)   (169,703)   (26,331)    (287,275) (30,620)   (138,444)   (39,530)    (417,822)
 Units Exchanged........ 248,589   2,445,903    858,996    9,371,611  356,422   1,611,530  1,367,603   14,455,359
                         -------  ----------  ---------  -----------  -------  ----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 441,279  $4,341,814  1,572,937  $17,160,664  679,336  $3,071,552  2,453,579  $25,933,966
                         =======  ==========  =========  ===========  =======  ==========  =========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                   Alliance Variable Products Series Fund,
                                               Inc. (continued)
                                   -------------------------------------------
                                      Premier Growth
                                         Portfolio          Quasar Portfolio
                                   ----------------------  -------------------
                                     Units     $ Amount     Units    $ Amount
                                   ---------  -----------  -------  ----------
Type VI Units:
 Units Purchased..................   476,404  $ 4,083,619   28,339  $  255,311
 Units Redeemed...................    (1,062)      (9,101)     (13)       (120)
 Units Exchanged..................    85,595      733,698    6,841      61,634
                                   ---------  -----------  -------  ----------
 Net increase (decrease) from
  capital transactions with
  contractholders during the year
  ended December 31, 2000.........   560,937  $ 4,808,216   35,167  $  316,824
                                   =========  ===========  =======  ==========
 Units Purchased..................   806,624    5,546,576  136,215     991,788
 Units Redeemed...................   (38,756)    (266,490)  (3,548)    (25,837)
 Units Exchanged..................   741,769    5,100,623  164,566   1,198,221
                                   ---------  -----------  -------  ----------
 Net increase (decrease) from
  capital transactions with
  contractholders during the year
  ended December 31, 2001......... 1,509,637  $10,380,710  297,233  $2,164,173
                                   =========  ===========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                 GE Investments Funds, Inc.
                         ----------------------------------------------------------------------------------
                                                                     Mid-Cap Value
                         S&P 500 Index Fund   Money Market Fund       Equity Fund        U.S. Equity Fund
                         -------------------  -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
Type VII Units:
 Units Purchased........ 115,889  $1,120,597   89,897  $  912,066    8,751  $   92,507   83,675  $  820,153
 Units Redeemed.........    (222)     (2,147)     --          --       --          --      (436)     (4,277)
 Units Exchanged........  20,083     194,198  (13,111)   (133,021)   1,272      13,450      991       9,713
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 135,750  $1,312,648   76,786  $  779,045   10,023  $  105,957   84,230  $  825,588
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........ 526,155   4,232,215  586,117   6,097,114  182,178   1,976,585  152,899   1,381,486
 Units Redeemed......... (37,095)   (298,379) (40,678)   (423,154)  (4,643)    (50,370)  (8,471)    (76,537)
 Units Exchanged........ 479,467   3,856,669   49,646     516,445  132,233   1,434,713  145,670   1,316,167
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 968,527  $7,790,505  595,085  $6,190,403  309,768  $3,360,928  290,098  $2,621,116
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                  GE Investments Funds, Inc. (continued)
                         -------------------------------------------------------------
                           Premier Growth                           Small-Cap Value
                            Equity Fund       Value Equity Fund       Equity Fund
                         -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------
Type VII Units:
 Units Purchased........   7,804  $   75,991    3,406  $   34,150    4,146  $   41,408
 Units Redeemed.........    (609)     (5,934)     (16)       (156)    (206)     (2,062)
 Units Exchanged........   4,987      48,555      671       6,731      214       2,138
                         -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  12,182  $  118,612    4,061  $   40,726    4,154  $   41,485
                         =======  ==========  =======  ==========  =======  ==========
 Units Purchased........ 120,276   1,025,263   92,583     836,493   95,178   1,073,146
 Units Redeemed.........  (2,807)    (23,926)  (6,240)    (56,380)  (2,211)    (24,931)
 Units Exchanged........  74,130     631,909   82,011     740,969   83,879     945,752
                         -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 191,599  $1,633,245  168,354  $1,521,082  176,846  $1,993,968
                         =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                         Oppenheimer Variable Account Funds --      Variable Insurance Products Fund --
                                     Class 2 Shares                           Service Class 2
                         ----------------------------------------  ----------------------------------------
                         Global Securities    Main Street Growth     Equity-Income
                              Fund/VA          & Income Fund/VA        Portfolio         Growth Portfolio
                         -------------------  -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
Type VII Units:
 Units Purchased........  29,382  $  283,688   66,358  $  470,434   39,742  $  423,721   55,437  $  527,604
 Units Redeemed.........    (530)     (5,113)    (316)     (2,240)    (207)     (2,203)  (4,102)    (39,038)
 Units Exchanged........   6,463      62,401    7,516      53,281      935       9,963    9,513      90,539
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  35,315  $  340,977   73,558  $  521,475   40,470  $  431,480   60,848  $  579,105
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........ 102,262     821,734  186,407   1,528,544  277,367   2,870,245  304,752   2,151,639
 Units Redeemed.........  (3,040)    (24,436) (15,941)   (130,721) (17,155)   (177,518) (10,049)    (70,951)
 Units Exchanged........ 142,340   1,143,781  229,176   1,879,257  270,173   2,795,816  247,537   1,747,683
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 241,562  $1,941,079  399,642  $3,277,080  530,385  $5,488,542  542,240  $3,828,371
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                         Variable Insurance
                           Products Fund
                               II --            Variable Insurance Products Fund
                           Service Class 2            III --Service Class 2
                         -------------------  ----------------------------------------
                             Contrafund        Growth & Income
                             Portfolio            Portfolio        Mid Cap Portfolio
                         -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------
Type VII Units:
 Units Purchased........ 131,911  $1,248,110   83,012  $  827,191   42,740  $  443,637
 Units Redeemed.........  (1,285)    (12,158)    (296)     (2,954)    (133)     (1,385)
 Units Exchanged........  14,208     134,434    9,116      90,841    6,452      66,963
                         -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 144,834  $1,370,386   91,832  $  915,078   49,059  $  509,216
 Units Purchased........ 205,031   1,717,172  124,608   1,110,082  149,548   1,466,141
 Units Redeemed......... (10,595)    (88,735)  (6,639)    (59,145)  (9,242)    (90,608)
 Units Exchanged........ 136,986   1,147,275   70,231     625,658  214,460   2,102,525
                         -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 331,422  $2,775,712  188,200  $1,676,595  354,766  $3,478,058
                         =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                               Federated
                            Federated          Insurance
                            Insurance      Series -- Service     Janus Aspen Series -- Service
                             Series              Shares                      Shares
                         ----------------  -------------------  -----------------------------------
                          International                           Global Life          Global
                          Small Company     High Income Bond       Sciences          Technology
                             Fund II            Fund II            Portfolio         Portfolio
                         ----------------  -------------------  ----------------  -----------------
                         Units   $ Amount   Units    $ Amount   Units   $ Amount   Units   $ Amount
                         ------  --------  -------  ----------  ------  --------  -------  --------
Type VII Units:
 Units Purchased........  3,788  $ 33,790    9,701  $   93,475  24,302  $248,812   40,115  $360,245
 Units Redeemed.........    --        --      (117)     (1,123) (2,330)  (23,863)  (1,816)  (16,312)
 Units Exchanged........    --        --     3,446      33,200   1,040    10,655      747     6,712
                         ------  --------  -------  ----------  ------  --------  -------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  3,788  $ 33,790   13,030  $  125,552  23,012  $235,604   39,046  $350,645
                         ======  ========  =======  ==========  ======  ========  =======  ========
 Units Purchased........ 17,981   125,856   64,234     600,782  42,614   367,901  104,578   496,893
 Units Redeemed.........   (267)   (1,866)  (6,178)    (57,785) (2,782)  (24,023)  (2,539)  (12,065)
 Units Exchanged........  2,125    14,881   72,801     680,915  40,682   351,227   44,768   212,712
                         ------  --------  -------  ----------  ------  --------  -------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 19,839  $138,872  130,857  $1,223,912  80,514  $695,105  146,807  $697,540
                         ======  ========  =======  ==========  ======  ========  =======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                      Janus Aspen Series -- Service Shares (continued)
                         ----------------------------------------------------------------------------------
                                                                        Capital
                         Aggressive Growth                            Appreciation       Worldwide Growth
                             Portfolio         Growth Portfolio        Portfolio            Portfolio
                         -------------------  -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
Type VII Units:
 Units Purchased........  72,275  $  609,031  115,134  $1,074,150  103,916  $1,000,955   96,039  $  869,906
 Units Redeemed.........    (406)     (3,417)    (617)     (5,757)  (2,201)    (21,200)  (4,817)    (43,640)
 Units Exchanged........  10,987      92,588   14,966     139,628   10,396     100,139   27,331     247,563
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  82,856  $  698,202  129,483  $1,208,022  112,111  $1,079,893  118,553  $1,073,829
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........ 110,707     517,309  218,111   1,491,245  153,290   1,127,475  166,139   1,103,406
 Units Redeemed.........  (7,743)    (36,177) (25,674)   (175,536)  (9,088)    (66,846)  (8,248)    (54,773)
 Units Exchanged........ 200,742     938,028  199,302   1,362,648  106,613     784,158  352,714   2,342,534
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 303,706  $1,419,160  391,739  $2,678,357  250,815  $1,844,787  510,605  $3,391,166
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                         Janus Aspen Series -- Service Shares
                                      (continued)                      AIM Variable Insurance Funds
                         ----------------------------------------  ----------------------------------------
                           International                            AIM V.I. Capital         AIM V.I.
                          Growth Portfolio    Balanced Portfolio   Appreciation Fund       Growth Fund
                         -------------------  -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
Type VII Units:
 Units Purchased........  37,190  $  334,941  181,573  $1,776,512   73,146  $  718,119  111,536  $  968,833
 Units Redeemed.........     (36)       (324)    (291)     (2,846)    (544)     (5,342)    (870)     (7,557)
 Units Exchanged........   6,268      56,456   20,240     198,022   10,106      99,211    5,323      46,239
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  43,422  $  391,072  201,522  $1,971,688   82,708  $  811,988  115,989  $1,007,516
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........ 125,906     883,239  379,590   3,462,461  135,911     902,874  137,435     760,026
 Units Redeemed.........  (8,775)    (61,558) (36,367)   (331,719) (14,815)    (98,418)  (9,682)    (53,544)
 Units Exchanged........ 104,410     732,432  427,881   3,902,944  205,517   1,365,273  107,406     593,969
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 221,541  $1,554,112  771,104  $7,033,686  326,613  $2,169,730  235,159  $1,300,451
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                            AIM Variable
                          Insurance Funds
                            (continued)                     MFS Variable Insurance Trust
                         -------------------  -------------------------------------------------------------
                                                MFS Investors
                           AIM V.I. Value        Growth Stock        MFS Investors           MFS New
                                Fund                Series            Trust Series       Discovery Series
                         -------------------  -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
Type VII Units:
 Units Purchased........ 128,867  $1,157,100   51,553  $  494,478    6,965  $   69,921   17,019  $  155,131
 Units Redeemed.........  (6,759)    (60,694)    (608)     (5,836)     (18)       (179)    (327)     (2,979)
 Units Exchanged........  12,780     114,752    6,724      64,499    1,691      16,981    1,581      14,410
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 134,888  $1,211,158   57,669  $  553,141    8,638  $   86,723   18,273  $  166,561
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........ 395,448   2,988,345  154,481   1,109,403   87,850     740,284   74,396     604,747
 Units Redeemed......... (25,184)   (190,315)  (4,340)    (31,171)  (5,527)    (46,574)  (3,284)    (26,699)
 Units Exchanged........ 313,188   2,366,718  123,731     888,573  150,992   1,272,357   66,553     540,995
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 683,452  $5,164,748  273,872  $1,966,806  233,315  $1,966,067  137,665  $1,119,043
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                            MFS Variable
                          Insurance Trust                                             PIMCO Variable
                            (continued)                     Dreyfus                   Insurance Trust
                         -------------------  --------------------------------------  ----------------
                                                                      The Dreyfus
                                              Dreyfus Investment       Socially
                                                 Portfolios --        Responsible
                                MFS                 Emerging         Growth Fund,         Foreign
                           Utility Series      Markets Portfolio         Inc.         Bond Portfolio
                         -------------------  --------------------  ----------------  ----------------
                          Units    $ Amount    Units     $ Amount   Units   $ Amount  Units   $ Amount
                         -------  ----------  --------  ----------  ------  --------  ------  --------
Type VII Units:
 Units Purchased........  23,018  $  232,289     1,584  $   14,945  31,186  $286,327     929  $  9,336
 Units Redeemed.........     (33)       (334)      --          --      (13)     (117)    --        --
 Units Exchanged........   9,286      93,711        32         307   1,299    11,930     --        --
                         -------  ----------  --------  ----------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  32,271  $  325,666     1,616  $   15,251  32,472  $298,140     929  $  9,336
                         =======  ==========  ========  ==========  ======  ========  ======  ========
 Units Purchased........ 143,801   1,288,788     4,067      29,745  52,828   377,636   7,615    82,548
 Units Redeemed.........  (4,161)    (37,291)     (435)     (3,179) (2,034)  (14,538) (1,056)  (11,450)
 Units Exchanged........ 131,992   1,182,949    58,717     429,482  44,226   316,137   8,648    93,730
                         -------  ----------  --------  ----------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 271,632  $2,434,445    62,349  $  456,048  95,020  $679,235  15,207  $164,828
                         =======  ==========  ========  ==========  ======  ========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                         Rydex Variable
                                PIMCO Variable Insurance Trust (continued)                   Trust
                         -------------------------------------------------------------  -----------------
                             Long-Term
                          U.S. Government         High Yield          Total Return
                           Bond Portfolio       Bond Portfolio       Bond Portfolio         OTC Fund
                         -------------------  -------------------  -------------------  -----------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units   $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  --------
Type VII Units:
 Units Purchased........  11,183  $  121,327   11,256  $  113,191   49,525  $  510,183   79,844  $646,801
 Units Redeemed.........     (28)       (309)     (64)       (641)    (147)     (1,514)    (506)   (4,099)
 Units Exchanged........   4,339      47,068      419       4,212    9,491      97,777    2,921    23,660
                         -------  ----------  -------  ----------  -------  ----------  -------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  15,494  $  168,086   11,611  $  116,762   58,869  $  606,446   82,259  $666,363
                         =======  ==========  =======  ==========  =======  ==========  =======  ========
 Units Purchased........ 153,322   1,762,947  113,131   1,116,534  317,920   3,493,729   77,689   375,329
 Units Redeemed.........  (8,820)   (101,407)  (4,173)    (41,183) (11,997)   (131,841)  (7,690)  (37,151)
 Units Exchanged........ 226,289   2,601,947   87,028     858,917  446,145   4,902,826   87,617   423,298
                         -------  ----------  -------  ----------  -------  ----------  -------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 370,791  $4,248,295  195,986  $1,934,268  752,068  $8,264,714  157,616  $761,476
                         =======  ==========  =======  ==========  =======  ==========  =======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                             Alliance Variable Products Series Fund, Inc.
                         ----------------------------------------------------------
                             Growth and            Premier             Quasar
                          Income Portfolio     Growth Portfolio       Portfolio
                         -------------------  -------------------  ----------------
                          Units    $ Amount    Units    $ Amount   Units   $ Amount
                         -------  ----------  -------  ----------  ------  --------
Type VII Units:
 Units Purchased........  42,206  $  443,604  160,773  $1,447,706  13,530  $131,606
 Units Redeemed.........  (2,045)    (21,485)    (473)     (4,260)   (176)   (1,713)
 Units Exchanged........   2,775      29,170   24,585     221,373   1,640    15,955
                         -------  ----------  -------  ----------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  42,936  $  451,289  184,885  $1,664,819  14,994  $145,849
                         =======  ==========  =======  ==========  ======  ========
 Units Purchased........ 375,993   3,950,462  275,535   1,925,375  26,222   184,060
 Units Redeemed......... (14,710)   (154,549) (22,192)   (155,069) (1,508)  (10,586)
 Units Exchanged........ 421,618   4,429,836  375,736   2,625,560  22,795   160,013
                         -------  ----------  -------  ----------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 782,901  $8,225,749  629,079  $4,395,866  47,509  $333,487
                         =======  ==========  =======  ==========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


(6) Financial Highlights

  A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the year or lesser period ended December 31, 2001, follows.

  Expenses as a percentage of average net assets represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, administrative and distribution expenses for each period indicated. For Type I units, the expense ratio of 1.35% presented in the table below represents the maximum charge, as it includes the 0.20% distribution expense assessed only during the first ten years after a premium deposit is made. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying funds are excluded.

  The investment income ratio represents the ordinary dividends received by the subaccount from the underlying mutual fund, divided by average net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of ordinary dividends by the underlying fund in which the subaccounts invest.

  The total return for the period indicated includes changes in the value of the underlying fund and reflects deductions for all items included in the expense ratio.

                                Year or lesser period ended December 31, 2001
                         -----------------------------------------------------------
                                     Net Assets
                                   -------------- Expenses as a
                                    Unit          % of Average   Investment   Total
Type I:                    Units   Value   000s    Net Assets   Income Ratio Return
-------                  --------- ------ ------- ------------- ------------ -------
GE Investments Funds,
Inc.:
 S&P 500 Index Fund.....   603,299 $46.51 $28,059     1.35%         1.00%    (13.45)%
 Money Market Fund...... 3,237,897  17.22  55,757     1.35%         3.80%       2.57%
 Total Return Fund......   329,490  37.36  12,310     1.35%         2.60%     (4.20)%
 International Equity
 Fund...................    69,869  12.65  14,382     1.35%         0.91%    (21.93)%
 Real Estate Securities
 Fund...................   182,258  21.46  24,743     1.35%         4.06%      10.32%
 Global Income Fund.....    26,072  10.03   5,555     1.35%         0.00%     (3.01)%
 Mid-Cap Value Equity
 Fund...................   370,507  17.07  11,673     1.35%         0.86%     (1.03)%
 Income Fund............   964,324  12.10  11,668     1.35%         5.68%       5.97%
 U.S. Equity Fund.......   148,206  11.22   1,663     1.35%         0.77%     (9.71)%
 Premier Growth Equity
 Fund...................    72,776   9.90     720     1.35%         0.11%    (10.37)%
Oppenheimer Variable
Account Funds:
 Bond Fund/VA...........   522,745  24.03  12,562     1.35%         6.48%       6.33%
 Capital Appreciation
 Fund/VA................   684,426  55.03  37,664     1.35%         0.65%    (13.76)%
 Aggressive Growth
 Fund/VA................ 1,046,981  43.88  45,942     1.35%         1.04%    (32.20)%
 High Income Fund/VA....   682,884  30.71  20,971     1.35%        10.69%       0.59%
 Multiple Strategies
 Fund/VA................   609,630  32.74  19,959     1.35%         3.82%       0.83%
Variable Insurance
Products Fund:
 Equity-Income
 Portfolio.............. 2,514,863  43.63 109,723     1.35%         1.75%     (6.24)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                Year or lesser period ended December 31, 2001
                         ------------------------------------------------------------
                                     Net Assets
                                   --------------- Expenses as a
                                    Unit           % of Average   Investment   Total
Type I:                    Units   Value    000s    Net Assets   Income Ratio Return
-------                  --------- ------ -------- ------------- ------------ -------
 Growth Portfolio....... 1,923,051 $52.86 $101,652     1.35%         0.09%    (18.77)%
 Overseas Portfolio..... 1,258,600  20.72   26,078     1.35%         5.60%    (22.24)%
Variable Insurance
 Products Fund II:
 Asset Manager
  Portfolio............. 6,746,394  27.58  186,066     1.35%         4.61%     (5.39)%
 Contrafund Portfolio... 1,463,180  25.87   37,852     1.35%         0.85%    (13.43)%
Variable Insurance
 Products Fund III:
 Growth & Income
  Portfolio.............   346,968  14.71    5,104     1.35%         1.34%     (9.98)%
 Growth Opportunities
  Portfolio.............   220,327  10.83    2,386     1.35%         0.44%    (15.58)%
Federated Insurance
 Series:
 American Leaders Fund
  II....................   294,487  17.01    5,009     1.35%         1.37%     (5.51)%
 High Income Bond Fund
  II....................   214,386  13.98    2,997     1.35%         9.75%       0.01%
 Utility Fund II........   202,066  14.67    2,964     1.35%         3.45%    (14.89)%
Alger American Fund:
 Small Capitalization
  Portfolio.............   642,188   8.64    5,549     1.35%         0.05%    (30.47)%
 LargeCap Growth
  Portfolio.............   723,585  19.07   13,799     1.35%         0.24%    (13.01)%
PBHG Insurance Series
 Fund, Inc.:
 PBHG Large Cap Growth
  Portfolio.............   193,697  17.08    3,308     1.35%         0.00%    (29.25)%
 PBHG Growth II
  Portfolio.............   274,022  10.83    2,968     1.35%         0.00%    (41.28)%
Janus Aspen Series:
 Aggressive Growth
  Portfolio............. 1,019,009  24.16   24,619     1.35%         0.00%    (40.27)%
 Growth Portfolio....... 2,307,263  22.97   52,998     1.35%         0.02%    (25.75)%
 Worldwide Growth
  Portfolio............. 2,399,672  30.58   73,382     1.35%         0.23%    (23.49)%
 Balanced Portfolio..... 1,775,829  22.31   39,619     1.35%         1.29%     (5.95)%
 Flexible Income
  Portfolio.............   395,265  15.17    5,996     1.35%         3.03%       6.28%
 International Growth
  Portfolio.............   594,436  18.02   10,712     1.35%         0.34%    (24.27)%
 Capital Appreciation
  Portfolio.............   575,386  20.25   11,652     1.35%         0.40%    (22.73)%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............   200,905   9.42    1,893     1.35%         0.00%    (17.88)%
 Global Technology
  Portfolio.............   150,593   4.22      636     1.35%         0.00%    (38.17)%
Goldman Sachs Variable
 Insurance Trust:
 Growth and Income
  Fund..................    77,071   7.80      601     1.35%         0.50%    (10.56)%
 Mid Cap Value Fund.....   603,789  12.04    7,270     1.35%         1.11%      10.54%
Salomon Brothers
 Variable Series Funds
 Inc.:
 Strategic Bond Fund....    71,246  11.39      811     1.35%         5.18%       5.47%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                     Year or lesser period ended December 31, 2001
                         ---------------------------------------------------------------------
                                        Net Assets     Expenses as a
                                    ------------------ % of Average   Investment
Type I:                    Units    Unit Value  000s    Net Assets   Income Ratio Total Return
-------                  ---------- ---------- ------- ------------- ------------ ------------
 Investors Fund.........    304,116   $14.47   $ 4,401     1.35%         0.84%       (5.44)%
 Total Return Fund......     30,465    11.12       339     1.35%         2.66%       (2.14)%
Type II:
--------
GE Investments Funds,
 Inc.:
 S&P 500 Index Fund.....  8,557,014    44.94   384,552     1.40%         1.00%      (13.50)%
 Money Market Fund...... 17,320,111    16.64   288,207     1.40%         3.80%         2.51%
 Total Return Fund......  2,104,312    36.10    75,966     1.40%         2.60%       (4.26)%
 International Equity
  Fund..................    919,209    12.49    11,481     1.40%         0.91%      (21.97)%
 Real Estate Securities
  Fund..................  2,007,545    21.11    42,379     1.40%         4.06%        10.27%
 Global Income Fund.....    300,934     9.91     2,982     1.40%         0.00%       (3.06)%
 Mid-Cap Value Equity
  Fund..................  4,353,777    16.87    73,448     1.40%         0.86%       (1.09)%
 Income Fund............  4,478,530    11.98    53,653     1.40%         5.68%         5.92%
 U.S. Equity Fund.......  3,262,755    11.12    36,282     1.40%         0.77%       (9.76)%
 Premier Growth Equity
  Fund..................  2,201,591     9.83    21,642     1.40%         0.11%      (10.42)%
Oppenheimer Variable
 Account Funds:
 Bond Fund/VA...........  3,460,570    23.22    80,354     1.40%         6.48%         6.27%
 Capital Appreciation
  Fund/VA...............  3,602,443    53.17   191,542     1.40%         0.65%      (13.81)%
 Aggressive Growth
  Fund/VA...............  2,697,267    42.40   114,364     1.40%         1.04%      (32.24)%
 High Income Fund/VA....  2,829,310    29.67    83,946     1.40%        10.69%         0.54%
 Multiple Strategies
  Fund/VA...............  1,710,953    31.63    54,117     1.40%         3.82%         0.78%
Variable Insurance
 Products Fund:
 Equity-Income
  Portfolio.............  9,234,283    42.16   389,317     1.40%         1.75%       (6.29)%
 Growth Portfolio.......  4,744,104    51.08   242,329     1.40%         0.09%      (18.81)%
 Overseas Portfolio.....  1,347,035    20.02    26,968     1.40%         5.60%      (22.28)%
Variable Insurance
 Products Fund II:
 Asset Manager
  Portfolio.............  2,740,751    26.75    73,315     1.40%         4.61%       (5.44)%
 Contrafund Portfolio... 10,463,953    25.42   265,994     1.40%         0.85%      (13.48)%
Variable Insurance
 Products Fund III:
 Growth & Income
  Portfolio.............  5,388,110    14.54    78,343     1.40%         1.34%      (10.03)%
 Growth Opportunities
  Portfolio.............  3,701,867    10.70    39,610     1.40%         0.44%      (15.63)%
Federated Insurance
 Series:
 American Leaders Fund
  II....................  4,307,323    16.77    72,234     1.40%         1.37%       (5.56)%
 High Income Bond Fund
  II....................  2,986,440    13.74    41,034     1.40%         9.75%       (0.04)%
 Utility Fund II........  2,347,057    14.41    33,821     1.40%         3.45%      (14.93)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                      Year or lesser period ended December 31, 2001
                         -----------------------------------------------------------------------
                                         Net Assets      Expenses as a
                                     ------------------- % of Average   Investment
Type II:                    Units    Unit Value   000s    Net Assets   Income Ratio Total Return
--------                 ----------- ---------- -------- ------------- ------------ ------------
Alger American Fund:
 Small Capitalization
  Portfolio.............   7,002,914   $ 8.50   $ 59,525     1.40%         0.05%       (30.51)%
 LargeCap Growth
  Portfolio.............   9,078,703    18.77    170,407     1.40%         0.24%       (13.06)%
PBHG Insurance Series
 Fund, Inc.:
 PBHG Large Cap Growth
  Portfolio.............   2,370,270    16.88     40,010     1.40%         0.00%       (29.29)%
 PBHG Growth II
  Portfolio.............   2,517,899    10.71     26,967     1.40%         0.00%       (41.31)%
Janus Aspen Series:
 Aggressive Growth
  Portfolio.............   5,965,824    23.67    141,211     1.40%         0.00%       (40.30)%
 Growth Portfolio.......  12,018,045    22.50    270,406     1.40%         0.02%       (25.79)%
 Worldwide Growth
  Portfolio.............  13,140,429    29.95    393,556     1.40%         0.23%       (23.53)%
 Balanced Portfolio.....  15,654,099    21.96    343,764     1.40%         1.29%        (6.01)%
 Flexible Income
  Portfolio.............   3,772,527    14.93     56,324     1.40%         3.03%         6.22%
 International Growth
  Portfolio.............   5,720,325    17.77    101,650     1.40%         0.34%       (24.32)%
 Capital Appreciation
  Portfolio.............   7,276,570    20.02    145,677     1.40%         0.40%       (22.78)%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............   1,018,589     9.38      9,554     1.40%         0.00%       (17.93)%
 Global Technology
  Portfolio.............   1,801,374     4.21      7,584     1.40%         0.00%       (38.20)%
Goldman Sachs Variable
 Insurance Trust:
 Growth and Income
  Fund..................   1,149,638     7.73      8,887     1.40%         0.50%       (10.61)%
 Mid Cap Value Fund.....   5,607,364    11.93     66,896     1.40%         1.11%        10.48%
Salomon Brothers
 Variable Series Funds
 Inc.:
 Strategic Bond Fund....   1,168,074    11.30     13,199     1.40%         5.18%         5.42%
 Investors Fund.........   1,905,832    14.35     27,349     1.40%         0.84%        (5.50)%
 Total Return Fund......     598,880    11.03      6,606     1.40%         2.66%        (2.19)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                 Year or lesser period ended December 31, 2001
                         -------------------------------------------------------------
                                      Net Assets
                                    --------------- Expenses as a
                                     Unit           % of Average   Investment   Total
Type III:                  Units    Value    000s    Net Assets   Income Ratio Return
---------                ---------- ------ -------- ------------- ------------ -------
GE Investments Funds,
 Inc.:
 S&P 500 Index Fund..... 17,208,862 $ 8.92 $153,503     1.55%         1.00%    (13.63)%
 Money Market Fund...... 22,228,201  11.04  245,399     1.55%         3.80%       2.35%
 Total Return Fund......  3,102,244  10.81   33,535     1.55%         2.60%     (4.40)%
 International Equity
  Fund..................    707,187   8.27    5,848     1.55%         0.91%    (22.09)%
 Real Estate Securities
  Fund..................  1,162,740  14.33   16,662     1.55%         4.06%      10.10%
 Mid-Cap Value Equity
  Fund..................  4,911,126  11.77   57,804     1.55%         0.86%     (1.24)%
 Income Fund............  2,019,964  11.20   22,624     1.55%         5.68%       5.76%
 U.S. Equity Fund.......  3,528,046  10.19   35,951     1.55%         0.77%     (9.90)%
 Premier Growth Equity
  Fund..................  4,926,747   9.79   48,233     1.55%         0.11%    (10.55)%
 Value Equity Fund......    375,400   9.18    3,446     1.55%         1.09%    (10.17)%
 Small-Cap Value Equity
  Fund..................    764,830  12.06    9,224     1.55%         0.81%       8.26%
Oppenheimer Variable
 Account Funds:
 Bond Fund/VA...........  2,996,459  10.72   32,122     1.55%         6.48%       6.11%
 Capital Appreciation
  Fund/VA...............  5,813,569  11.19   65,054     1.55%         0.65%    (13.94)%
 Aggressive Growth
  Fund/VA...............  3,160,573  10.16   32,111     1.55%         1.04%    (32.34)%
 High Income Fund/VA....  1,565,613   9.61   15,046     1.55%        10.69%       0.38%
 Multiple Strategies
  Fund/VA...............  1,253,764  11.55   14,481     1.55%         3.82%       0.63%
Oppenheimer Variable
 Account Funds -- Class
 2 Shares:
 Global Securities
  Fund/VA...............    797,433   9.21    7,344     1.55%         0.15%    (13.54)%
 Main Street Growth &
  Income Fund/VA........    684,833   8.85    6,061     1.55%         0.17%    (11.67)%
Variable Insurance
 Products Fund:
 Equity-Income
  Portfolio.............  6,973,887  10.64   74,202     1.55%         1.75%     (6.43)%
 Growth Portfolio....... 12,207,225   9.04  110,353     1.55%         0.09%    (18.93)%
 Overseas Portfolio.....  1,013,208   8.53    8,643     1.55%         5.60%    (22.40)%
Variable Insurance
 Products Fund II:
 Asset Manager
  Portfolio.............  1,657,965   9.65   15,999     1.55%         4.61%     (5.58)%
 Contrafund Portfolio...  9,684,799   9.33   90,359     1.55%         0.85%    (13.61)%
Variable Insurance
 Products Fund III:
 Growth & Income
  Portfolio.............  4,216,916   9.11   38,416     1.55%         1.34%    (10.17)%
 Growth Opportunities
  Portfolio.............  2,034,188   7.12   14,483     1.55%         0.44%    (15.75)%
Variable Insurance
 Products Fund --
  Service Class 2:
 Equity-Income
  Portfolio.............  1,400,128   9.80   13,721     1.55%         0.22%     (6.70)%
 Growth Portfolio.......  1,258,983   7.97   10,034     1.55%         0.02%    (19.15)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                 Year or lesser period ended December 31, 2001
                         -------------------------------------------------------------
                                      Net Assets
                                    --------------- Expenses as a
                                     Unit           % of Average   Investment   Total
Type III:                  Units    Value    000s    Net Assets   Income Ratio Return
---------                ---------- ------ -------- ------------- ------------ -------
Variable Insurance
 Products Fund II --
  Service Class 2:
 Contrafund Portfolio...  1,052,251 $ 8.87 $  9,333     1.55%         0.22%    (13.83)%
Variable Insurance
 Products Fund III --
  Service Class 2:
 Growth & Income
  Portfolio.............    500,280   8.98    4,493     1.55%         0.37%    (10.42)%
 Mid Cap Portfolio......    923,291  10.26    9,473     1.55%         0.00%     (5.02)%
Federated Insurance
 Series:
 American Leaders Fund
  II....................  2,224,709   9.98   22,203     1.55%         1.37%     (5.70)%
 High Income Bond Fund
  II....................  1,497,811   8.85   13,256     1.55%         9.75%     (0.20)%
 Utility Fund II........    988,491   7.95    7,859     1.55%         3.45%    (15.06)%
 International Small
  Company Fund II.......     60,091   6.97      419     1.55%         0.00%    (31.10)%
Federated Insurance
 Series -- Service
 Shares:
 High Income Bond Fund
  II....................    309,175   9.96    3,079     1.55%         3.47%     (0.20)%
Alger American Fund:
 Small Capitalization
  Portfolio.............  3,603,281   7.03   25,331     1.55%         0.05%    (30.61)%
 LargeCap Growth
  Portfolio.............  9,699,706   9.11   88,364     1.55%         0.24%    (13.19)%
Janus Aspen Series:
 Aggressive Growth
  Portfolio.............  9,149,067   8.38   76,669     1.55%         0.00%    (40.40)%
 Growth Portfolio....... 15,640,723   8.39  131,226     1.55%         0.02%    (25.91)%
 Worldwide Growth
  Portfolio............. 11,168,696   9.69  108,225     1.55%         0.23%    (23.64)%
 Balanced Portfolio..... 14,470,083  10.78  155,987     1.55%         1.29%     (6.15)%
 Flexible Income
  Portfolio.............  2,013,676  11.06   22,271     1.55%         3.03%       6.06%
 International Growth
  Portfolio.............  4,093,422  10.70   43,800     1.55%         0.34%    (24.43)%
 Capital Appreciation
  Portfolio............. 12,492,110   9.36  116,926     1.55%         0.40%    (22.89)%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............  1,091,617   9.36   10,218     1.55%         0.00%    (18.05)%
 Global Technology
  Portfolio.............  2,037,391   4.20    8,557     1.55%         0.00%    (38.29)%
 Aggressive Growth
  Portfolio.............    595,649   5.88    3,502     1.55%         0.00%    (40.53)%
 Growth Portfolio.......    839,635   7.20    6,045     1.55%         0.00%    (26.07)%
 Capital Appreciation
  Portfolio.............    543,083   7.79    4,231     1.55%         0.28%    (23.05)%
 Worldwide Growth
  Portfolio.............    793,669   7.58    6,016     1.55%         0.11%    (23.82)%
 International Growth
  Portfolio.............    484,214   7.54    3,651     1.55%         0.31%    (24.62)%
 Balanced Portfolio.....  1,718,954   9.57   16,450     1.55%         1.59%     (6.38)%
Goldman Sachs Variable
 Insurance Trust:
 Growth and Income
  Fund..................    831,759   8.74    7,270     1.55%         0.50%    (10.75)%
 Mid Cap Value Fund.....  4,778,066  14.26   68,135     1.55%         1.11%      10.31%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                     Year or lesser period ended December 31, 2001
                          --------------------------------------------------------------------
                                        Net Assets     Expenses as a
                                    ------------------ % of Average   Investment
Type III:                   Units   Unit Value  000s    Net Assets   Income Ratio Total Return
---------                 --------- ---------- ------- ------------- ------------ ------------
Salomon Brothers
 Variable Series Funds,
 Inc.:
 Strategic Bond Fund....  1,091,102   $11.01   $12,013     1.55%         5.18%         5.26%
 Investors Fund.........  2,548,515    11.76    29,971     1.55%         0.84%       (5.64)%
 Total Return Fund......    780,272    10.29     8,029     1.55%         2.66%       (2.34)%
AIM Variable Insurance
 Series Funds:
 AIM V.I. Capital
  Appreciation Fund.....    711,998     7.57     5,390     1.55%         0.00%      (24.48)%
 AIM V.I. Growth Fund...    256,780     6.58     1,690     1.55%         0.35%      (34.92)%
 AIM V.I. Value Fund....  1,239,767     8.70    10,786     1.55%         0.23%      (13.92)%
MFS Variable Insurance
 Trust:
 MFS Investors Growth
  Stock Series..........    546,216     7.37     4,026     1.55%         0.05%      (26.00)%
 MFS Investors Trust
  Series................    414,666     8.37     3,471     1.55%         0.18%      (17.41)%
 MFS New Discovery
  Series................    422,279     9.90     4,181     1.55%         0.00%       (6.73)%
 MFS Utility Series.....    527,906     7.77     4,102     1.55%         1.56%      (25.62)%
Dreyfus:
 Dreyfus Investment
  Portfolios-Emerging
  Markets Portfolio.....     97,103    10.09       980     1.55%         1.74%         1.71%
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc.............     51,180     7.55       386     1.55%         0.08%      (23.78)%
PIMCO Variable Insurance
 Trust:
 Foreign Bond
  Portfolio.............    143,308    10.87     1,558     1.55%         3.00%         5.92%
 Long-Term U.S.
  Government Bond
  Portfolio.............    783,091    10.82     8,473     1.55%         4.04%         4.21%
 High Yield Bond
  Portfolio.............    561,545    10.19     5,722     1.55%         6.66%         0.76%
 Total Return Bond
  Portfolio.............  1,441,065    10.89    15,693     1.55%         3.84%         6.69%
Rydex Variable Trust:
 OTC Fund...............    236,367     5.58     1,319     1.55%         0.00%      (36.19)%
Alliance Variable
 Products Series Fund,
 Inc.:
 Growth and Income
  Portfolio.............  2,101,249    10.51    22,084     1.55%         0.36%       (1.41)%
 Premier Growth
  Portfolio.............    970,931     8.04     7,806     1.55%         0.00%      (18.69)%
 Quasar Portfolio.......    158,564     9.04     1,433     1.55%         0.00%      (14.22)%
Prudential Series Fund,
 Inc.:
 SP Prudential U.S.
  Emerging Growth
  Portfolio.............      9,251     8.86        82     1.55%         0.00%       (9.67)%
 SP Jennison
  International Growth
  Portfolio.............      2,313     7.43        17     1.55%         0.00%      (38.62)%
 Prudential Jennison
  Portfolio.............      4,587     8.78        40     1.55%         0.00%      (22.65)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                  Year or lesser period ended December 31, 2001
                         ---------------------------------------------------------------
                                    Net Assets
                                   ------------- Expenses as a
                                   Unit          % of Average   Investment
Type IV:                   Units   Value  000s    Net Assets   Income Ratio Total Return
--------                 --------- ----- ------- ------------- ------------ ------------
GE Investments Funds,
 Inc.:
 S&P 500 Index Fund..... 2,084,126 $8.32 $17,340     1.60%         1.00%      (13.68)%
 Money Market Fund...... 4,564,152 10.94  49,932     1.60%         3.80%         2.30%
 Total Return Fund......   372,552 10.36   3,860     1.60%         2.60%       (4.45)%
 International Equity
  Fund..................   121,898  8.11     989     1.60%         0.91%      (22.13)%
 Real Estate Securities
  Fund..................    93,831 13.10   1,229     1.60%         4.06%        10.04%
 Mid-Cap Value Equity
  Fund..................   532,256 10.22   5,440     1.60%         0.86%       (1.29)%
 Income Fund............   257,747 11.27   2,905     1.60%         5.68%         5.70%
 U.S. Equity Fund.......   313,046  9.29   2,908     1.60%         0.77%       (9.94)%
 Premier Growth Equity
  Fund..................   419,925  9.78   4,107     1.60%         0.11%      (10.60)%
 Value Equity Fund......   118,284  9.17   1,085     1.60%         1.09%      (10.22)%
 Small-Cap Value Equity
  Fund..................   108,992 12.05   1,313     1.60%         0.81%         8.20%
Oppenheimer Variable
 Account Funds:
 Bond Fund/VA...........   290,069 10.78   3,127     1.60%         6.48%         6.06%
 Capital Appreciation
  Fund/VA...............   735,051 10.78   7,924     1.60%         0.65%      (13.98)%
 Aggressive Growth
  Fund/VA...............   337,019  9.50   3,202     1.60%         1.04%      (32.37)%
 High Income Fund/VA....   178,281  9.28   1,654     1.60%        10.69%         0.33%
 Multiple Strategies
  Fund/VA...............   190,985 10.77   2,057     1.60%         3.82%         0.58%
Oppenheimer Variable
 Account Funds -- Class
 2 Shares:
 Global Securities
  Fund/VA...............    86,595  9.20     797     1.60%         0.15%      (13.59)%
 Main Street Growth &
  Income Fund/VA........   140,805  8.84   1,245     1.60%         0.17%      (11.72)%
Variable Insurance
 Products Fund:
 Equity-Income
  Portfolio.............   917,825  9.30   8,536     1.60%         1.75%       (6.48)%
 Growth Portfolio....... 1,048,860  8.76   9,188     1.60%         0.09%      (18.97)%
 Overseas Portfolio.....   179,907  8.07   1,452     1.60%         5.60%      (22.43)%
Variable Insurance
 Products Fund II:
 Asset Manager
  Portfolio.............   220,652  9.43   2,081     1.60%         4.61%       (5.63)%
 Contrafund Portfolio... 1,229,421  8.96  11,016     1.60%         0.85%      (13.65)%
Variable Insurance
 Products Fund III:
 Growth & Income
  Portfolio.............   607,616  8.54   5,189     1.60%         1.34%      (10.21)%
 Growth Opportunities
  Portfolio.............   268,664  6.79   1,824     1.60%         0.44%      (15.80)%
Variable Insurance
 Products Fund --
  Service Class 2:
 Equity-Income
  Portfolio.............   124,443  9.79   1,218     1.60%         0.22%       (6.75)%
 Growth Portfolio.......   272,129  7.97   2,169     1.60%         0.02%      (19.19)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                  Year or lesser period ended December 31, 2001
                         ---------------------------------------------------------------
                                    Net Assets
                                   ------------- Expenses as a
                                    Unit         % of Average   Investment
Type IV:                   Units   Value   000s   Net Assets   Income Ratio Total Return
--------                 --------- ------ ------ ------------- ------------ ------------
Variable Insurance
 Products Fund II --
  Service Class 2:
 Contrafund Portfolio...   215,181 $ 8.87 $1,909     1.60%         0.22%      (13.88)%
Variable Insurance
 Products Fund III --
  Service Class 2:
 Growth & Income
  Portfolio.............   103,917   8.97    932     1.60%         0.37%      (10.47)%
 Mid Cap Portfolio......    82,604  10.26    848     1.60%         0.00%       (5.06)%
Federated Insurance
 Series:
 American Leaders Fund
  II....................   397,695   8.94  3,555     1.60%         1.37%       (5.75)%
 High Income Bond Fund
  II....................   197,752   8.59  1,699     1.60%         9.75%       (0.25)%
 Utility Fund II........   129,702   7.59    984     1.60%         3.45%      (15.11)%
 International Small
  Company Fund II.......    16,924   6.96    118     1.60%         0.00%      (31.14)%
Federated Insurance
 Series -- Service
 Shares:
 High Income Bond Fund
  II....................    45,977   9.96    458     1.60%         3.47%       (0.25)%
Alger American Fund:
 Small Capitalization
  Portfolio.............   528,445   6.81  3,599     1.60%         0.05%      (30.65)%
 LargeCap Growth
  Portfolio............. 1,392,133   8.64 12,028     1.60%         0.24%      (13.23)%
Janus Aspen Series:
 Aggressive Growth
  Portfolio............. 1,217,251   7.22  8,789     1.60%         0.00%      (40.43)%
 Growth Portfolio....... 1,819,775   7.96 14,485     1.60%         0.02%      (25.95)%
 Worldwide Growth
  Portfolio............. 1,487,500   9.48 14,101     1.60%         0.23%      (23.68)%
 Balanced Portfolio..... 1,591,602  10.21 16,250     1.60%         1.29%       (6.20)%
 Flexible Income
  Portfolio.............   200,610  10.98  2,203     1.60%         3.03%         6.01%
 International Growth
  Portfolio.............   784,857  10.60  8,319     1.60%         0.34%      (24.47)%
 Capital Appreciation
  Portfolio............. 1,245,067   8.20 10,210     1.60%         0.40%      (22.93)%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............   154,798   9.35  1,447     1.60%         0.00%      (18.09)%
 Global Technology
  Portfolio.............   275,684   4.19  1,155     1.60%         0.00%      (38.33)%
 Aggressive Growth
  Portfolio.............    46,629   5.88    274     1.60%         0.00%      (40.56)%
 Growth Portfolio.......   121,973   7.19    877     1.60%         0.00%      (26.11)%
 Capital Appreciation
  Portfolio.............    96,923   7.79    755     1.60%         0.28%      (23.09)%
 Worldwide Growth
  Portfolio.............   227,777   7.58  1,727     1.60%         0.11%      (23.86)%
 International Growth
  Portfolio.............    48,624   7.53    366     1.60%         0.31%      (24.66)%
 Balanced Portfolio.....   236,619   9.57  2,264     1.60%         1.59%       (6.43)%
Goldman Sachs Variable
 Insurance Trust:
 Growth and Income
  Fund..................   173,565   7.97  1,383     1.60%         0.50%      (10.79)%
 Mid Cap Value Fund.....   436,048  12.64  5,512     1.60%         1.11%        10.25%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                               Year or lesser period ended December 31, 2001
                          --------------------------------------------------------
                                                Expenses
                                                 as a %
                                   Net Assets      of
                                  ------------- Average
                                   Unit           Net     Investment
Type IV:                   Units  Value   000s   Assets  Income Ratio Total Return
--------                  ------- ------ ------ -------- ------------ ------------
Salomon Brothers
 Variable Series Funds,
 Inc.:
 Strategic Bond Fund....  118,221 $10.90 $1,289   1.60%      5.18%         5.20%
 Investors Fund.........  239,512  10.65  2,551   1.60%      0.84%       (5.69)%
 Total Return Fund......   49,020   9.94    487   1.60%      2.66%       (2.39)%
AIM Variable Insurance
 Series Funds:
 AIM V.I. Capital
  Appreciation Fund.....   80,573   7.56    609   1.60%      0.00%      (24.51)%
 AIM V.I. Growth Fund...   29,164   6.57    192   1.60%      0.35%      (34.95)%
 AIM V.I. Value Fund....  165,666   8.70  1,441   1.60%      0.23%      (13.97)%
MFS Variable Insurance
 Trust:
 MFS Investors Growth
  Stock Series..........   84,171   7.36    619   1.60%      0.05%      (26.04)%
 MFS Investors Trust
  Series................   61,876   8.36    517   1.60%      0.18%      (17.45)%
 MFS New Discovery
  Series................   67,674   9.90    670   1.60%      0.00%       (6.78)%
 MFS Utility Series.....   41,040   7.76    318   1.60%      1.56%      (25.66)%
Dreyfus:
 Dreyfus Investment
  Portfolios-Emerging
  Markets Portfolio.....   64,379  10.09    650   1.60%      1.74%         1.66%
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. ...........   21,440   7.55    162   1.60%      0.08%      (23.82)%
PIMCO Variable Insurance
 Trust:
 Foreign Bond
  Portfolio.............   23,078  10.86    251   1.60%      3.00%         5.87%
 Long-Term U.S.
  Government Bond
  Portfolio.............  132,087  10.81  1,428   1.60%      4.04%         4.16%
 High Yield Bond
  Portfolio.............   67,250  10.18    685   1.60%      6.66%         0.71%
 Total Return Bond
  Portfolio.............  397,634  10.88  4,326   1.60%      3.84%         6.63%
Rydex Variable Trust:
 OTC Fund...............   18,702   5.58    104   1.60%      0.00%      (36.22)%
Alliance Variable
 Products Series Fund,
 Inc.:
 Growth and Income
  Portfolio.............  340,210  10.50  3,572   1.60%      0.36%       (1.46)%
 Premier Growth
  Portfolio.............   68,468   8.03    550   1.60%      0.00%      (18.73)%
 Quasar Portfolio.......    2,245   9.03     20   1.60%      0.00%      (14.26)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                 Year or lesser period ended December 31, 2001
                         --------------------------------------------------------------
                                      Net Assets
                                   ----------------- Expenses as a
                                                     % of Average   Investment   Total
Type V:                    Units   Unit Value  000s   Net Assets   Income Ratio Return
-------                  --------- ---------- ------ ------------- ------------ -------
GE Investments Funds,
 Inc.:
 S&P 500 Index Fund.....     6,754   $ 8.00   $   54     0.75%         1.00%    (12.93)%
 Money Market Fund...... 1,890,168     1.06    2,004     0.75%         3.80%       3.19%
 Real Estate Securities
  Fund..................     3,236    11.79       38     0.75%         4.06%      10.99%
 Mid-Cap Value Equity
  Fund..................     2,066    11.02       23     0.75%         0.86%     (0.43)%
 Income Fund............     3,905    11.26       44     0.75%         5.68%       6.62%
 U.S. Equity Fund.......     4,772     9.04       43     0.75%         0.77%     (9.16)%
 Premier Growth Equity
  Fund..................       207     8.75        2     0.75%         0.11%     (9.82)%
Variable Insurance
 Products Fund:
Variable Insurance
 Products Fund III:
 Growth & Income
  Portfolio.............     6,651     8.97       60     0.75%         1.34%     (9.44)%
 Growth Opportunities
  Portfolio.............       194     7.54        1     0.75%         0.44%    (15.07)%
 Mid Cap Portfolio......     2,055    10.60       22     0.75%         0.00%     (3.94)%
Janus Aspen Series:
 Flexible Income
  Portfolio.............       941    11.13       10     0.75%         3.03%       6.93%
 International Growth
  Portfolio.............       320     6.38        2     0.75%         0.34%    (23.81)%
 Capital Appreciation
  Portfolio.............       649     6.67        4     0.75%         0.40%    (22.26)%
 Equity Income
  Portfolio.............       287     8.27        2     0.75%         0.59%    (12.42)%
AIM Variable Insurance
 Funds:
 AIM V.I. Capital
  Appreciation Fund.....     1,177     6.33        7     0.75%         0.00%    (23.86)%
 AIM V.I. Aggressive
  Growth Fund...........     1,322     6.83        9     0.75%         0.00%    (26.62)%
 AIM V.I. New Technology
  Fund..................    15,314     3.49       53     0.75%         8.48%    (47.86)%
 AIM V.I. Capital
  Development Fund......       506     9.68        5     0.75%         0.00%     (8.78)%
 AIM V.I. Growth and
  Income Fund...........        39     6.97        0     0.75%         0.00%    (23.43)%
 AIM V.I. Global
  Utilities Fund........       153     6.87        1     0.75%         1.21%    (28.48)%
 AIM V.I. Government
  Securities Fund.......       822    11.05        9     0.75%         4.33%       4.87%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                Year or lesser period ended December 31, 2001
                         -----------------------------------------------------------
                                     Net Assets
                                   -------------- Expenses as a
                                    Unit          % of Average   Investment   Total
Type VI:                   Units   Value   000s    Net Assets   Income Ratio Return
--------                 --------- ------ ------- ------------- ------------ -------
GE Investments Funds,
 Inc.:
 S&P 500 Index Fund..... 3,034,072 $ 7.82 $23,726     1.50%         1.00%    (13.59)%
 Money Market Fund...... 2,491,737  10.49  26,138     1.50%         3.80%       2.40%
 Mid-Cap Value Equity
  Fund..................   952,179  11.10  10,569     1.50%         0.86%     (1.19)%
 U.S. Equity Fund.......   596,270   8.87   5,289     1.50%         0.77%     (9.85)%
 Premier Growth Equity
  Fund..................   679,903   8.46   5,752     1.50%         0.11%    (10.51)%
 Value Equity Fund......   321,742   8.93   2,873     1.50%         1.09%    (10.13)%
 Small-Cap Value Equity
  Fund..................   603,771  12.31   7,432     1.50%         0.81%       8.31%
Oppenheimer Variable
 Account Funds -- Class
 2 Shares:
 Global Securities
  Fund/VA............... 1,175,084   8.14   9,565     1.50%         0.15%    (13.50)%
 Main Street Growth &
  Income Fund/VA         1,249,865   7.98   9,974     1.50%         0.17%    (11.63)%
Variable Insurance
 Products Fund --
  Service Class 2:
 Equity-Income
  Portfolio............. 1,247,800  10.31  12,865     1.50%         0.22%     (6.66)%
 Growth Portfolio....... 1,934,977   6.79  13,138     1.50%         0.02%    (19.11)%
Variable Insurance
 Products Fund II --
  Service Class 2:
 Contrafund Portfolio... 1,382,517   8.08  11,171     1.50%         0.22%    (13.79)%
Variable Insurance
 Products Fund III --
  Service Class 2:
 Growth & Income
  Portfolio.............   566,471   8.76   4,962     1.50%         0.37%    (10.38)%
 Mid Cap Portfolio...... 1,749,762  10.18  17,813     1.50%         0.00%     (4.97)%
Federated Insurance
 Series:
 International Small
  Company Fund II.......   111,247   5.78     643     1.50%         0.00%    (31.07)%
Federated Insurance
 Series -- Service
 Shares:
 High Income Bond Fund
  II....................   267,415   9.19   2,458     1.50%         3.47%     (0.15)%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............   490,003   8.79   4,307     1.50%         0.00%    (18.01)%
 Global Technology
  Portfolio.............   972,418   4.11   3,997     1.50%         0.00%    (38.26)%
 Aggressive Growth
  Portfolio............. 1,979,779   3.96   7,840     1.50%         0.00%    (40.50)%
 Growth Portfolio....... 1,965,673   6.16  12,109     1.50%         0.00%    (26.03)%
 Capital Appreciation
  Portfolio............. 1,732,144   6.50  11,259     1.50%         0.28%    (23.01)%
 Worldwide Growth
  Portfolio............. 2,117,193   6.23  13,190     1.50%         0.11%    (23.79)%
 International Growth
  Portfolio............. 1,007,056   6.11   6,153     1.50%         0.31%    (24.59)%
 Balanced Portfolio..... 2,682,847   9.01  24,172     1.50%         1.59%     (6.34)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                 Year or lesser period ended December 31, 2001
                          -----------------------------------------------------------
                                      Net Assets
                                    -------------- Expenses as a
                                     Unit          % of Average   Investment   Total
Type VI:                    Units   Value   000s    Net Assets   Income Ratio Return
--------                  --------- ------ ------- ------------- ------------ -------
AIM Variable Insurance
 Funds:
 AIM V.I. Capital
  Appreciation Fund.....  1,178,042 $ 6.17 $ 7,269     1.50%         0.00%    (24.44)%
 AIM V.I. Growth Fund...    860,251   4.90   4,215     1.50%         0.35%    (34.88)%
 AIM V.I. Value Fund....  2,168,360   7.31  15,851     1.50%         0.23%    (13.88)%
MFS Variable Insurance
 Trust:
 MFS Investors Growth
  Stock Series..........  1,370,095   6.66   9,125     1.50%         0.05%    (25.97)%
 MFS Investors Trust
  Series................    591,306   8.14   4,813     1.50%         0.18%    (17.37)%
 MFS New Discovery
  Series................    643,039   8.37   5,382     1.50%         0.00%     (6.68)%
 MFS Utility Series.....    973,433   7.61   7,408     1.50%         1.56%    (25.59)%
Dreyfus:
 Dreyfus Investment
  Portfolios-Emerging
  Markets Portfolio.....    150,127   7.45   1,118     1.50%         1.74%       1.76%
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. ...........    675,418   6.57   4,437     1.50%         0.08%    (23.74)%
PIMCO Variable Insurance
 Trust:
 Foreign Bond
  Portfolio.............     60,992  11.01     672     1.50%         3.00%       5.97%
 Long-Term U.S.
  Government Bond
  Portfolio.............    734,864  11.58   8,510     1.50%         4.04%       4.26%
 High Yield Bond
  Portfolio.............    455,975  10.01   4,564     1.50%         6.66%       0.81%
 Total Return Bond
  Portfolio.............  1,662,057  11.29  18,765     1.50%         3.84%       6.74%
Rydex Variable Trust:
 OTC Fund...............    985,138   3.89   3,832     1.50%         0.00%    (36.16)%
Alliance Variable
 Products Series Fund,
 Inc.:
 Growth and Income
  Portfolio.............  2,564,812  10.59  27,161     1.50%         0.36%     (1.36)%
 Premier Growth
  Portfolio.............  2,070,574   6.53  13,521     1.50%         0.00%    (18.65)%
 Quasar Portfolio.......    332,400   7.44   2,473     1.50%         0.00%    (14.18)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                    Year or lesser period ended December 31, 2001
                         -------------------------------------------------------------------
                                      Net Assets     Expenses as a
                                   ----------------- % of Average   Investment
Type VII:                  Units   Unit Value  000s   Net Assets   Income Ratio Total Return
---------                --------- ---------- ------ ------------- ------------ ------------
GE Investments Funds,
 Inc.:
 S&P 500 Index Fund..... 1,104,277   $ 7.79   $8,602     1.70%         1.00%      (13.77)%
 Money Market Fund......   671,871    10.46    7,028     1.70%         3.80%         2.19%
 Mid-Cap Value Equity
  Fund..................   319,791    11.06    3,537     1.70%         0.86%       (1.39)%
 U.S. Equity Fund.......   374,328     8.85    3,313     1.70%         0.77%      (10.04)%
 Premier Growth Equity
  Fund..................   203,781     8.44    1,720     1.70%         0.11%      (10.69)%
 Value Equity Fund......   172,415     8.90    1,534     1.70%         1.09%      (10.31)%
 Small-Cap Value Equity
  Fund..................   181,000    12.27    2,221     1.70%         0.81%         8.09%
Oppenheimer Variable
 Account Funds -- Class
 2 Shares:
 Global Securities
  Fund/VA...............   276,877     8.12    2,248     1.70%         0.15%      (13.68)%
 Main Street Growth &
  Income Fund/VA........   473,200     7.95    3,762     1.70%         0.17%      (11.81)%
Variable Insurance
 Products Fund --
  Service Class 2:
 Equity-Income
  Portfolio.............   570,855    10.28    5,868     1.70%         0.22%       (6.85)%
 Growth Portfolio.......   603,088     6.77    4,083     1.70%         0.02%      (19.27)%
Variable Insurance
 Products Fund II --
  Service Class 2:
 Contrafund Portfolio...   476,256     8.06    3,839     1.70%         0.22%      (13.97)%
Variable Insurance
 Products Fund III --
  Service Class 2:
 Growth & Income
  Portfolio.............   280,032     8.74    2,447     1.70%         0.37%      (10.56)%
 Mid Cap Portfolio......   403,825    10.14    4,095     1.70%         0.00%       (5.16)%
Federated Insurance
 Series:
 International Small
  Company Fund II.......    23,627     5.76      136     1.70%         0.00%      (31.21)%
Federated Insurance
 Series -- Service
 Shares:
 High Income Bond Fund
  II....................   143,887     9.16    1,318     1.70%         3.47%       (0.36)%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............   103,526     8.76      907     1.70%         0.00%      (18.18)%
 Global Technology
  Portfolio.............   185,853     4.10      762     1.70%         0.00%      (38.39)%
 Aggressive Growth
  Portfolio.............   386,562     3.95    1,527     1.70%         0.00%      (40.63)%
 Growth Portfolio.......   521,222     6.14    3,200     1.70%         0.00%      (26.19)%
 Capital Appreciation
  Portfolio.............   362,926     6.48    2,352     1.70%         0.28%      (23.17)%
 Worldwide Growth
  Portfolio.............   629,158     6.21    3,907     1.70%         0.11%      (23.94)%
 International Growth
  Portfolio.............   264,963     6.09    1,614     1.70%         0.31%      (24.74)%
 Balanced Portfolio.....   972,626     8.98    8,734     1.70%         1.59%       (6.53)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                    Year or lesser period ended December 31, 2001
                          -----------------------------------------------------------------
                                     Net Assets     Expenses as a
                                  ----------------- % of Average   Investment
Type VII:                  Units  Unit Value  000s   Net Assets   Income Ratio Total Return
---------                 ------- ---------- ------ ------------- ------------ ------------
AIM Variable Insurance
 Funds:
 AIM V.I. Capital
  Appreciation Fund.....  409,321   $ 6.15   $2,517     1.70%         0.00%      (24.59)%
 AIM V.I. Growth Fund...  351,148     4.88    1,714     1.70%         0.35%      (35.02)%
 AIM V.I. Value Fund....  818,340     7.29    5,966     1.70%         0.23%      (14.06)%
MFS Variable Insurance
 Trust:
 MFS Investors Growth
  Stock Series..........  331,541     6.64    2,201     1.70%         0.05%      (26.12)%
 MFS Investors Trust
  Series................  241,953     8.11    1,962     1.70%         0.18%      (17.54)%
 MFS New Discovery
  Series................  155,938     8.35    1,302     1.70%         0.00%       (6.88)%
 MFS Utility Series.....  303,903     7.59    2,307     1.70%         1.56%      (25.74)%
Dreyfus:
 Dreyfus Investment
  Portfolios-Emerging
  Markets Portfolio.....   63,965     7.43      475     1.70%         1.74%         1.55%
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. ...........  127,492     6.55      835     1.70%         0.08%      (23.90)%
PIMCO Variable Insurance
 Trust:
 Foreign Bond
  Portfolio.............   16,136    10.98      177     1.70%         3.00%         5.76%
 Long-Term U.S.
  Government Bond
  Portfolio.............  386,285    11.55    4,462     1.70%         4.04%         4.05%
 High Yield Bond
  Portfolio.............  207,597     9.98    2,072     1.70%         6.66%         0.60%
 Total Return Bond
  Portfolio.............  810,937    11.26    9,131     1.70%         3.84%         6.52%
Rydex Variable Trust:
 OTC Fund...............  239,875     3.88      931     1.70%         0.00%      (36.29)%
Alliance Variable
 Products Series Fund,
 Inc.:
 Growth and Income
  Portfolio.............  825,837    10.56    8,721     1.70%         0.36%       (1.56)%
 Premier Growth
  Portfolio.............  813,964     6.51    5,299     1.70%         0.00%      (18.81)%
 Quasar Portfolio.......   62,503     7.42      464     1.70%         0.00%      (14.35)%

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                              Financial Statements

                          Year ended December 31, 2001

                  (With Independent Auditors' Report Thereon)

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                               Table of Contents

                               December 31, 2001

                                                                            Page
                                                                            ----
Financial Statements:

  Consolidated Balance Sheets.............................................. F-2

  Consolidated Statements of Income........................................ F-3

  Consolidated Statements of Shareholders' Interest........................ F-4

  Consolidated Statements of Cash Flows.................................... F-6

  Notes to the Consolidated Financial Statements........................... F-7

                         Independent Auditors' Report

   The Board of Directors
   GE Life and Annuity Assurance Company:

     We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholders' interest, and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in notes 1 and 11 to the consolidated financial statements, the Company changed its method of accounting for derivatives in 2001.

     As discussed in notes 1 and 9 to the consolidated financial statements, the Company changed its method of accounting for insurance-related assessments in 1999.


/s/ KPMG LLP
   Richmond, Virginia
   January 15, 2002

                     GE LIFE AND ANNUITY ASSURANCE COMPANY
                                 AND SUBSIDIARY

                          Consolidated Balance Sheets

             (Dollar amounts in millions, except per share amounts)

                                                             December 31,
                                                          --------------------
                                                            2001       2000
                                                          ---------  ---------
Assets
Investments:
  Fixed maturities available-for-sale, at fair value..... $10,539.6  $ 9,260.5
  Equity securities available-for-sale, at fair value:
    Common stocks........................................      20.6       15.3
    Preferred stocks, non-redeemable.....................      17.2       20.8
  Investment in affiliate................................       2.6        2.6
  Mortgage loans, net of valuation allowance of $18.2 and
   $14.3 at December 31, 2001 and 2000, respectively.....     938.8    1,130.0
  Policy loans...........................................     109.4       89.0
  Real estate owned......................................       3.5        2.5
  Other invested assets..................................     147.4      134.7
                                                          ---------  ---------
    Total investments....................................  11,779.1   10,655.4
                                                          ---------  ---------
  Cash and cash equivalents..............................       --        71.4
  Accrued investment income..............................     208.4      215.9
  Deferred acquisition costs.............................     853.8      715.7
  Intangible assets......................................     352.9      400.4
  Reinsurance recoverable................................     151.1       90.6
  Other assets...........................................     117.0       69.9
  Separate account assets................................   8,994.3   10,393.2
                                                          ---------  ---------
    Total assets......................................... $22,456.6  $22,612.5
                                                          =========  =========
Liabilities and Shareholders' Interest
Liabilities:
  Future annuity and contract benefits................... $10,975.3  $ 9,934.3
  Liability for policy and contract claims...............     189.0      140.4
  Other policyholder liabilities.........................      91.4      164.0
  Accounts payable and accrued expenses..................     548.9      473.9
  Deferred income tax liability..........................      75.5       32.0
  Separate account liabilities...........................   8,994.3   10,393.2
                                                          ---------  ---------
    Total liabilities....................................  20,874.4   21,137.8
                                                          ---------  ---------
Shareholders' interest:
  Net unrealized investment losses.......................     (17.4)     (18.7)
  Derivatives qualifying as hedges.......................      (8.1)       --
                                                          ---------  ---------
  Accumulated non-owner changes in equity................     (25.5)     (18.7)
  Preferred stock, Series A ($1,000 par value, $1,000
   redemption and liquidation value, 200,000 shares
   authorized, 120,000 shares issued and outstanding)....     120.0      120.0
  Common stock ($1,000 par value, 50,000 authorized,
   25,651 shares issued and outstanding).................      25.6       25.6
  Additional paid-in capital.............................   1,050.7    1,050.7
  Retained earnings......................................     411.4      297.1
                                                          ---------  ---------
    Total shareholders' interest.........................   1,582.2    1,474.7
                                                          ---------  ---------
    Total liabilities and shareholders' interest......... $22,456.6  $22,612.5
                                                          =========  =========

          See accompanying Notes to Consolidated Financial Statements.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY
                                 AND SUBSIDIARY

                       Consolidated Statements of Income

                          (Dollar amounts in millions)

                                                   Years Ended December 31,
                                                  ----------------------------
                                                    2001      2000      1999
                                                  --------  --------  --------
Revenues:
  Net investment income.......................... $  698.9  $  708.9  $  638.2
  Net realized investment gains..................     29.1       4.3      12.0
  Premiums.......................................    108.4     116.3     123.9
  Cost of insurance..............................    126.1     126.0     129.0
  Variable product fees..........................    131.1     148.7      90.2
  Other income...................................     40.8      49.2      24.6
                                                  --------  --------  --------
    Total revenues...............................  1,134.4   1,153.4   1,017.9
                                                  --------  --------  --------
Benefits and expenses:
  Interest credited..............................    533.8     532.6     440.8
  Benefits and other changes in policy reserves..    182.3     223.6     214.7
  Commissions....................................    162.7     229.3     192.1
  General expenses...............................    129.0     124.8     124.7
  Amortization of intangibles, net...............     50.0      43.7      58.3
  Change in deferred acquisition costs, net......   (125.3)   (237.7)   (179.1)
  Interest expense...............................      2.2       1.1       1.9
                                                  --------  --------  --------
    Total benefits and expenses..................    934.7     917.4     853.4
                                                  --------  --------  --------
    Income before income taxes and cumulative
     effect of change in accounting principle....    199.7     236.0     164.5
Provision for income taxes.......................     70.1      72.9      56.6
                                                  --------  --------  --------
  Income before cumulative effect of change in
   accounting principle..........................    129.6     163.1     107.9
                                                  --------  --------  --------
Cumulative effect of change in accounting
 principle, net of tax...........................     (5.7)      --        5.0
                                                  --------  --------  --------
  Net income..................................... $  123.9  $  163.1  $  112.9
                                                  ========  ========  ========


          See accompanying Notes to Consolidated Financial Statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

               Consolidated Statements of Shareholders' Interest

                          (Dollar amounts in millions)

                                                                 Common Stock
                                     Preferred                     Declared
                                       Stock      Common Stock  but not Issued
                                   -------------- ------------- ---------------
                                   Shares  Amount Shares Amount Shares   Amount
                                   ------- ------ ------ ------ -------  ------
Balances at December 31, 1998....  120,000 $120.0  7,010 $ 7.0   18,641  $ 18.6
Changes other than transactions
 with shareholders:
 Net income......................      --     --     --    --       --      --
 Net unrealized losses on
  investment securities (a)......      --     --     --    --       --      --
 Total changes other than
  transactions with
  shareholders...................
Cash dividend declared and paid..      --     --     --    --       --      --
Common stock issued..............      --     --  18,641  18.6  (18,641)  (18.6)
Adjustment to reflect purchase
 method..........................      --     --     --    --       --      --
                                   ------- ------ ------ -----  -------  ------
Balances at December 31, 1999....  120,000  120.0 25,651  25.6      --      --
Changes other than transactions
 with shareholders:
 Net income......................      --     --     --    --       --      --
 Net unrealized gains on
  investment securities (a)......      --     --     --    --       --      --
 Total changes other than
  transactions with
  shareholders...................
Cash dividend declared and paid..      --     --     --    --       --      --
                                   ------- ------ ------ -----  -------  ------
Balances at December 31, 2000....  120,000  120.0 25,651  25.6      --      --
Changes other than transactions
 with shareholders:
 Net income......................      --     --     --    --       --      --
 Net unrealized gains on
  investment securities (a)......      --     --     --    --       --      --
 Cumulative effect on
  shareholders' interest of
  adopting SFAS 133 (b)..........      --     --     --    --       --      --
 Derivatives qualifying as
  hedges.........................      --     --     --    --       --      --
 Total changes other than
  transactions with
  shareholders...................
Cash dividend declared and paid..      --     --     --    --       --      --
                                   ------- ------ ------ -----  -------  ------
Balances at December 31, 2001....  120,000 $120.0 25,651 $25.6      --   $  --
                                   ======= ====== ====== =====  =======  ======

(a) Presented net of deferred taxes of $0, $(61.8) and $103.6 in 2001, 2000 and 1999, respectively.
(b) Presented net of deferred taxes of $4.4.

          See accompanying Notes to Consolidated Financial Statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

               Consolidated Statements of Shareholders' Interest

                          (Dollar amounts in millions)

                                              Accumulated
                                   Additional  Non-owner               Total
                                    Paid-In   Changes in  Retained Shareholders'
                                    Capital     Equity    Earnings   Interest
                                   ---------- ----------- -------- -------------
Balances at December 31, 1998....   $1,050.1    $  57.8    $ 40.3    $1,293.8
Changes other than transactions
 with shareholders:
 Net income......................        --         --      112.9       112.9
 Net unrealized losses on
  investment securities (a)......        --      (192.0)      --       (192.0)
                                                                     --------
 Total changes other than
  transactions with
  shareholders...................                                       (79.1)
Cash dividend declared and paid..        --         --       (9.6)       (9.6)
Common stock issued..............        --         --        --            -
Adjustment to reflect purchase
 method..........................        0.6        --        --          0.6
                                    --------    -------    ------    --------
Balances at December 31, 1999....    1,050.7     (134.2)    143.6     1,205.7
Changes other than transactions
 with shareholders:
 Net income......................        --         --      163.1       163.1
 Net unrealized gains on
  investment securities (a)......        --       115.5       --        115.5
                                                                     --------
 Total changes other than
  transactions with
  shareholders...................                                       278.6
Cash dividend declared and paid..        --         --       (9.6)       (9.6)
                                    --------    -------    ------    --------
Balances at December 31, 2000....    1,050.7      (18.7)    297.1     1,474.7
Changes other than transactions
 with shareholders:
 Net income......................        --         --      123.9       123.9
 Net unrealized gains on
  investment securities (a)......        --         1.3       --          1.3
 Cumulative effect on
  shareholders' interest of
  adopting SFAS 133 (b)..........        --        (7.8)      --         (7.8)
 Derivatives qualifying as
  hedges.........................        --        (0.3)      --         (0.3)
                                                                     --------
 Total changes other than
  transactions with
  shareholders...................                                       117.1
Cash dividend declared and paid..        --         --       (9.6)       (9.6)
                                    --------    -------    ------    --------
Balances at December 31, 2001....   $1,050.7    $ (25.5)   $411.4    $1,582.2
                                    ========    =======    ======    ========

(a) Presented net of deferred taxes of $0, $(61.8) and $103.6 in 2001, 2000 and 1999, respectively.
(b) Presented net of deferred taxes of $4.4.

          See accompanying Notes to Consolidated Financial Statements.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY
                                 AND SUBSIDIARY

                     Consolidated Statements of Cash Flows
                                 (In millions)

                                                 Years Ended December 31,
                                               -------------------------------
                                                 2001       2000       1999
                                               ---------  ---------  ---------
Cash flows from operating activities:
Net income.................................... $   123.9  $   163.1  $   112.9
                                               ---------  ---------  ---------
Adjustments to reconcile net income to net
 cash provided by operating activities:
  Cumulative effect of change in accounting
   principle, net of tax......................       5.7        --        (5.0)
  Cost of insurance and surrender fees........    (155.9)    (149.3)    (169.5)
  Decrease in future policy benefits..........     589.9      688.9      565.5
  Net realized investment gains...............     (29.1)      (4.3)     (12.0)
  Amortization of investment premiums and
   discounts..................................       6.8       (3.4)      (1.3)
  Amortization of intangibles.................      50.0       43.7       58.3
  Deferred income tax expense.................      51.1       94.5       25.0
  Change in certain assets and liabilities:
   Decrease (increase) in:
    Accrued investment income.................       7.5      (25.7)     (48.6)
    Deferred acquisition costs................    (125.3)    (237.7)    (179.1)
    Other assets, net.........................     (45.0)     188.2     (195.1)
   Increase (decrease) in:
    Policy and contract claims................      39.7       25.5      (43.4)
    Other policyholder liabilities............     (71.5)      26.8       20.0
    Accounts payable and accrued expenses.....      72.4      276.2       73.8
                                               ---------  ---------  ---------
      Total adjustments.......................     396.3      923.4       88.6
                                               ---------  ---------  ---------
      Net cash provided by operating
       activities.............................     520.2    1,086.5      201.5
                                               ---------  ---------  ---------
Cash flows from investing activities:
  Short-term investment activity, net.........     (22.9)     (17.6)       --
  Proceeds from sales and maturities of
   investment securities and other invested
   assets.....................................   3,904.1    1,997.0    1,702.2
  Principal collected on mortgage and policy
   loans......................................     332.6      102.1      103.3
  Proceeds collected from policy loan
   securitization.............................       --         --       145.1
  Purchases of investment securities and other
   invested assets............................  (5,182.8)  (3,047.2)  (3,037.4)
  Mortgage loan originations and increase in
   policy loans...............................    (167.9)    (437.4)    (170.4)
                                               ---------  ---------  ---------
      Net cash used in investing activities...  (1,136.9)  (1,403.1)  (1,257.2)
                                               ---------  ---------  ---------
Cash flows from financing activities:
  Proceeds from issue of investment
   contracts..................................   4,120.9    5,274.4    4,717.6
  Redemption and benefit payments on
   investment contracts.......................  (3,566.0)  (4,946.8)  (3,593.4)
  Cash dividends to shareholders..............      (9.6)      (9.6)      (9.6)
                                               ---------  ---------  ---------
      Net cash provided by financing
       activities.............................     545.3      318.0    1,114.6
                                               ---------  ---------  ---------
      Net increase (decrease) in cash and
       equivalents............................     (71.4)       1.4       58.9
Cash and cash equivalents at beginning of
 year.........................................      71.4       70.0       11.1
                                               ---------  ---------  ---------
Cash and cash equivalents at end of year...... $     --   $    71.4  $    70.0
                                               =========  =========  =========

          See accompanying Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                  Notes to Consolidated Financial Statements
                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

(1) Summary of Significant Accounting Policies

 (a) Principles of Consolidation

   The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company and its subsidiary, Assigned Settlements Inc. (collectively the "Company" or "GELAAC"). All significant intercompany accounts and transactions have been eliminated in consolidation.

   The majority of GELAAC's outstanding common stock is owned by General Electric Capital Assurance Company ("GECA"). GECA is an indirect wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. ("GEFAHI"), which is an indirect wholly-owned subsidiary of General Electric Capital Corporation ("GECC"). GECC is a wholly-owned subsidiary of General Electric Capital Services, Inc. ("GE Capital Services"), which in turn is wholly-owned, directly or indirectly, by General Electric Company.

 (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

 (c) Products

   The Company's product offerings are divided along two major segments of consumer needs: (i) Wealth Accumulation and Transfer and (ii) Lifestyle Protection and Enhancement.

   Wealth Accumulation and Transfer products are investment vehicles and insurance contracts intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death. The Company's principal product lines under the Wealth Accumulation and Transfer segment are annuities (deferred and immediate; either fixed or variable), life insurance (universal, variable, ordinary and group) and guaranteed investment contracts ("GICs") including funding agreements.

   Lifestyle Protection and Enhancement products are intended to protect accumulated wealth and income from the financial drain of unforeseen events. The Company's principal product line under the Lifestyle Protection and Enhancement segment is accident and health insurance.

   The Company distributes its products through two primary channels: intermediaries (such as brokerage general agents, banks, securities brokerage firms, financial planning firms, accountants, affluent market producers and specialized brokers) and career or dedicated sales forces, who distribute certain of the Company's products on an exclusive basis, some of whom are not employees of the Company. Approximately 30%, 25% and 28% of the Company's sales of variable products in 2001, 2000 and 1999, respectively, have been through two specific national stockbrokerage firms. Loss of all or a substantial portion of the business provided by these stockbrokerage firms could have a material adverse effect on the business and operations of the Company. The Company does not believe, however, that the loss of such business would have a long-term adverse effect because of the Company's competitive position in the marketplace, the availability of business from other distributors, and the Company's mix of other products.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

   The Company offers insurance products throughout the United States of America (except New York). Approximately 17%, 18% and 17% of premium and annuity consideration collected, in 2001, 2000 and 1999, respectively, came from customers residing in the South Atlantic region of the United States, approximately 23%, 24% and 17% of premium and annuity consideration collected, in 2001, 2000 and 1999, respectively, came from customers residing in the Mid-Atlantic region of the United States and approximately 13%, 9% and 11% of premium and annuity consideration collected, in 2001, 2000 and 1999, respectively, came from customers residing in California.

 (d) Revenues

   Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk and premiums received on universal life products are not reported as revenues but as liabilities for future annuity and contract benefits. Cost of insurance is charged to universal life policyholders based upon at risk amounts, and is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders' account values, and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

 (e) Cash and Cash Equivalents

   Certificates, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days are included in other invested assets.

 (f) Investment Securities

   The Company has designated its fixed maturities (bonds, notes and redeemable preferred stock) and its equity securities (common and non-redeemable preferred stock) as available-for-sale. The fair value for regularly traded fixed maturities and equity securities is based on quoted market prices. For fixed maturities not regularly traded, fair values are estimated using values obtained from independent pricing services or are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, industry sector, call features and maturity of the investments, as applicable.

   Changes in the fair values of investments available-for-sale, net of the effect on deferred acquisition costs, present value of future profits and deferred income taxes are reflected as unrealized investment gains or losses in a separate component of shareholders' interest and, accordingly, have no effect on net income. Investment securities are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds market value, the duration of the market decline and the financial health of and specific prospects for the issuer. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities. The Company engages in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

   Mortgage and policy loans are stated at their unpaid principal balance, net of allowances for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled credits, if any. Write-downs and the change in reserves are included in net realized investment gains and losses in the Consolidated Statements of Income.

   Short-term investments, if any, are stated at amortized cost which approximates fair value. Equity securities (including seed money for new mutual fund portfolios) are stated at fair value. Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

 (g) Deferred Acquisition Costs

   Acquisition costs include costs and expenses which vary with and are primarily related to the acquisition of insurance and investment contracts.

  Acquisition costs include first-year commissions in excess of recurring renewal commissions, and certain support costs such as underwriting and policy issue costs. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

   Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

 (h) Intangible Assets

  Present Value of Future Profits -- In conjunction with the acquisition of the Company, a portion of the purchase price was assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called present value of future profits ("PVFP"), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

   PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such a comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

   PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in the Company's net income but rather as a credit or charge to shareholders' interest, net of applicable income tax.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

  Goodwill - Goodwill is amortized over a period of 20 years on the straight-line method. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value.

 (i) Federal Income Taxes

   The Company files a consolidated life insurance federal income tax return with its parent, GECA and its life insurance affiliates. The method of income tax allocation is subject to written agreement authorized by the Board of Directors. Allocation is based on the separate return liabilities with offsets for losses and credits utilized to reduce current consolidated tax liability. Intercompany tax balances are settled quarterly, with a final settlement after filing of the federal income tax return.

   Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

 (j) Reinsurance

   Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

 (k) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

 (l) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of (a) claims that have been reported to the insurer, and (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

 (m) Separate Accounts

   The separate account assets and liabilities represent funds held, and the related liabilities for, the exclusive benefit of the variable annuity and variable life contract holders. The Company receives mortality risk fees and administration charges from the variable mutual fund portfolios. The separate account assets are carried at fair value and are equal to the liabilities that represent the policyholders' equity in those assets.

   The Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new mutual fund portfolios. As of December 31, 2001, approximately $55.9 of the Company's other invested assets related to its capital investments is in the separate accounts.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


 (n) Accounting Changes

   At January 1, 2001, the Company adopted SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended. Under SFAS 133 all derivative instruments (including certain derivative instruments embedded in other contracts) are recognized in the balance sheet at their fair values and changes in fair value are recognized immediately in earnings, unless the derivatives qualify as hedges of future cash flows. For derivatives qualifying as hedges of future cash flows, the effective portion of changes in fair value is recorded temporarily in equity, then recognized in earnings along with the related effects of the hedged items. Any ineffective portion of hedges is reported in earnings as it occurs. Further information about derivative instruments is provided in Note 11.

   At January 1, 2001, the Company's consolidated financial statements were adjusted to record a cumulative effect of adopting this accounting change, as follows:

                                                                   Shareholders'
                                                          Earnings   Interest
                                                          -------- -------------
   Adjustment to fair value of derivatives (a)...........  $(8.7)     $(12.2)
   Income tax effects....................................    3.0         4.4
                                                           -----      ------
   Totals................................................  $(5.7)     $ (7.8)
                                                           =====      ======

--------
(a) For earnings effect, amount shown is net of hedged items.

   The cumulative effect on shareholders' interest was primarily attributable to marking to market swap contracts used to hedge variable-rate investments. Decreases in the fair values of these instruments were attributable to changes in interest rates since inception of the hedging arrangement. As a matter of policy, the Company ensures that funding, including the effect of derivatives, of its investment and other financial asset positions are substantially matched in character (e.g., fixed vs. floating) and duration. As a result, declines in the fair values of these effective derivatives are offset by unrecognized gains on the related financing assets and hedged items, and future net earnings will not be subject to volatility arising from interest rate changes.

   In November 2000, the Emerging Issues Task Force of the Financial Accounting Standards Board (FASB) reached a consensus on accounting for impairment of retained beneficial interests (EITF 99-20). Under this consensus, impairment of certain beneficial interests in securitized assets must be recognized when (1) the asset's fair value is below its carrying value, and (2) it is probable that there has been an adverse change in estimated cash flows. Previously, impairment on such assets was recognized when the asset's carrying value exceeded estimated cash flows discounted at a risk free rate of return. The effect of adopting EITF 99-20 at January 1, 2001 was not significant to the Company's operating results.

   See Note 9 for Change in Accounting for Insurance-Related Assessments in
1999.

 (o) Accounting Pronouncement Not Yet Adopted

   SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, modify the accounting for business combinations, goodwill and identifiable intangible assets. As of January 1, 2002, all goodwill and indefinite-lived intangible assets must be tested for impairment, and, if necessary, a transition adjustment will be recognized. Management does not believe there will be any goodwill impairment under these new standards. Amortization of goodwill will cease as of January 1, 2002, and thereafter, all goodwill and any

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

indefinite-lived intangible assets must be tested at least annually for impairment. The effect of the non-amortization provision on 2002 operations will be affected by 2002 acquisitions, if any, and cannot be forecast, but if these rules had applied to goodwill in 2001, management believes that full-year 2001 net earnings would have increased by approximately $7.

(2) Investment Securities

 (a) General

   For the years ended December 31, the sources of investment income of the Company were as follows:

                                                          2001    2000    1999
                                                         ------  ------  ------
   Fixed maturities..................................... $615.2  $623.1  $557.9
   Equity securities....................................    1.7     1.8     2.2
   Mortgage loans.......................................   80.9    80.0    66.9
   Policy loans.........................................    7.1     4.6    14.0
   Other investments....................................    1.8     6.7     2.5
                                                         ------  ------  ------
   Gross investment income..............................  706.7   716.2   643.5
   Investment expenses..................................   (7.8)   (7.3)   (5.3)
                                                         ------  ------  ------
   Net investment income................................ $698.9  $708.9  $638.2
                                                         ======  ======  ======

   For the years ended December 31, sales proceeds and gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

                                                         2001     2000    1999
                                                       --------  ------  ------
   Sales proceeds..................................... $2,663.3  $874.2  $590.3
                                                       ========  ======  ======
   Gross realized investment:
     Gains............................................    100.5    29.3    28.6
     Losses...........................................    (71.4)  (25.0)  (16.6)
                                                       --------  ------  ------
   Net realized investment gains...................... $   29.1  $  4.3  $ 12.0
                                                       ========  ======  ======

   The additional proceeds from investments presented in the Company's Consolidated Statements of Cash Flows result from principal collected on mortgage and asset-backed securities, maturities, calls and sinking fund payments.

   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and deferred acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of shareholders' interest as of December 31 are summarized as follows:

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


                                                      2001    2000    1999
                                                     ------  ------  -------
   Net unrealized gains (losses) on available-for-
    sale investment securities and other invested
    assets before adjustments:
     Fixed maturities............................... $(41.2) $(34.4) $(245.0)
     Equity securities..............................    4.6    (1.6)    (0.4)
     Other invested assets..........................  (16.4)   (3.2)    (4.1)
                                                     ------  ------  -------
       Subtotal.....................................  (53.0)  (39.2)  (249.5)
                                                     ======  ======  =======
   Adjustments to the present value of future
    profits and deferred acquisition costs..........   25.2    10.1     43.1
   Deferred income taxes............................   10.4    10.4     72.2
                                                     ------  ------  -------
       Net unrealized losses on available-for-sale
        investment securities....................... $(17.4) $(18.7) $(134.2)
                                                     ======  ======  =======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

                                                       2001    2000     1999
                                                      ------  -------  -------
   Net unrealized gains (losses) on investment
    securities --beginning of year................... $(18.7) $(134.2) $  57.8
   Unrealized gains (losses) on investment
    securities -- net of deferred taxes of ($5.1),
    ($63.3) and $99.1................................   10.8    118.3   (184.2)
   Reclassification adjustments -- net of deferred
    taxes of $5.1, $1.5 and $4.5.....................   (9.5)    (2.8)    (7.8)
                                                      ------  -------  -------
   Net unrealized losses on investment securities --
     end of year..................................... $(17.4) $ (18.7) $(134.2)
                                                      ======  =======  =======

   At December 31, the amortized cost, gross unrealized gains and losses, and fair values of the Company's fixed maturities and equity securities available-for-sale were as follows:

                                                 Gross      Gross
                                     Amortized unrealized unrealized   Fair
   2001                                cost      gains      losses     value
   ----                              --------- ---------- ---------- ---------
   Fixed maturities:
   U.S. government and agency....... $     5.1   $  0.1    $   --    $     5.2
   State and municipal..............       1.2      --         --          1.2
   Non-U.S. government .............      37.0      0.2       (0.5)       36.7
   U.S. corporate...................   5,976.7     93.6     (199.4)    5,870.9
   Non-U.S. corporate...............     819.5     10.5      (18.0)      812.0
   Mortgage-backed..................   2,217.3     50.9       (7.3)    2,260.9
   Asset-backed.....................   1,524.0     31.5       (2.8)    1,552.7
                                     ---------   ------    -------   ---------
     Total fixed maturities.........  10,580.8    186.8     (228.0)   10,539.6
   Common stocks and non-redeemable
    preferred stocks................      33.2      4.8       (0.2)       37.8
                                     ---------   ------    -------   ---------
   Total available-for-sale
    securities...................... $10,614.0   $191.6    $(228.2)  $10,577.4
                                     =========   ======    =======   =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


                                                   Gross      Gross
                                       Amortized unrealized unrealized   Fair
2000                                     cost      gains      losses    value
----                                   --------- ---------- ---------- --------
Fixed maturities:
U.S. government and agency...........  $   10.3    $  0.3    $   --    $   10.6
State and municipal..................       1.3       --         --         1.3
Non-U.S. government..................       3.0       --         --         3.0
U.S. corporate.......................   5,705.5      24.2     (148.8)   5,580.9
Non-U.S. corporate...................     851.2      35.3       (2.2)     884.3
Mortgage-backed......................   1,762.2      44.0        --     1,806.2
Asset-backed.........................     961.4      12.8        --       974.2
                                       --------    ------    -------   --------
  Total fixed maturities.............   9,294.9     116.6     (151.0)   9,260.5
Common stocks and non-redeemable
 preferred stocks....................      37.7       0.9       (2.5)      36.1
                                       --------    ------    -------   --------
Total available-for-sale securities..  $9,332.6    $117.5    $(153.5)  $9,296.6
                                       ========    ======    =======   ========

   The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2001 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                            Amortized   Fair
                                                              Cost      Value
                                                            --------- ---------
Due in one year or less.................................... $   131.3 $   131.3
Due one year through five years............................   2,518.4   2,524.6
Due five years through ten years...........................   2,570.8   2,524.9
Due after ten years........................................   1,619.0   1,545.2
                                                            --------- ---------
  Subtotals................................................   6,839.5   6,726.0
Mortgage-backed securities.................................   2,217.3   2,260.9
Asset-backed securities....................................   1,524.0   1,552.7
                                                            --------- ---------
  Totals................................................... $10,580.8 $10,539.6
                                                            ========= =========

   As of December 31, 2001, $1,175.0 of the Company's investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $5.5 and $5.6 as of December 31, 2001 and 2000, respectively.

   As of December 31, 2001, approximately 20.7%, 17.2% and 14.3% of the Company's investment portfolio is comprised of securities issued by the manufacturing, financial and utilities industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of the Company's investment portfolio. This portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

   As of December 31, 2001 the Company did not hold any fixed maturity securities which exceeded 10% of shareholders' interest.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   The credit quality of the fixed maturity portfolio at December 31 follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody's.

                                                  2001               2000
                                            ----------------- ------------------
                                              Fair
                                              value   Percent Fair value Percent
                                            --------- ------- ---------- -------
   Agencies and treasuries................. $   250.5    2.4%  $  226.8     2.5%
   AAA/Aaa.................................   3,232.4   30.7    2,406.5    26.0
   AA/Aa...................................     841.9    8.0      645.7     7.0
   A/A.....................................   2,432.5   23.1    2,161.3    23.3
   BBB/Baa.................................   2,366.6   22.4    2,259.4    24.4
   BB/Ba...................................     346.2    3.3      365.9     4.0
   B/B.....................................      95.6    0.9      168.0     1.8
   CCC/Ca..................................      10.0    0.1       10.1     0.1
   Not rated...............................     963.9    9.1    1,016.8    11.0
                                            ---------  -----   --------   -----
   Totals.................................. $10,539.6  100.0%  $9,260.5   100.1%
                                            =========  =====   ========   =====

   Bonds with ratings ranging from AAA/Aaa to BBB-/Baa3 are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as "not rated." This has neither positive nor negative implications regarding the value of the security.

   At December 31, 2001 and 2000, there were fixed maturities in default (issuer has missed a coupon payment or entered bankruptcy) with a fair value of $11.7 and $6.4, respectively.

   The Company has limited partnership commitments outstanding of $16.0 and $51.5 at December 31, 2001 and 2000, respectively.

 (b) Mortgage and Real Estate Portfolio

   The Company's mortgage and real estate portfolio is distributed by geographic location and type. However, the Company has concentration exposures in certain regions and in certain types as shown in the following two tables.

   Geographic distribution as of December 31, 2001:

                                                            Mortgage Real Estate
                                                            -------- -----------
   South Atlantic..........................................   26.8%     100.0%
   Mid Atlantic............................................   10.3        --
   Pacific.................................................   30.7        --
   East North Central......................................   10.0        --
   West South Central......................................    4.6        --
   Mountain................................................    9.8        --
   Other...................................................    7.8        --
                                                             -----      -----
   Totals..................................................  100.0%     100.0%
                                                             =====      =====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   Type distribution as of December 31, 2001:

                                                            Mortgage Real Estate
                                                            -------- -----------
   Office Building.........................................   27.6%       -- %
   Retail..................................................   26.1      100.0
   Industrial..............................................   28.0        --
   Apartments..............................................   12.9        --
   Other...................................................    5.4        --
                                                             -----      -----
   Totals..................................................  100.0%     100.0%
                                                             =====      =====

   For the years ended December 31, 2001 and 2000, respectively, the Company originated $36.0 and $96.6 of mortgages secured by real estate in California, which represents 25% and 22% of the Company's total U.S. originations for those years.

   GELAAC has certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding as of December 31, 2001 and 2000, totaled $6.7 and $3.6 respectively.

   "Impaired" loans are defined under GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to the Company's commercial loans.

   Under these principles, the Company has two types of "impaired" loans: loans requiring allowances for losses (none as of December 31, 2001 and 2000) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($7.6 and $6.3, as of December 31, 2001 and 2000, respectively). Average investment in impaired loans during 2001, 2000 and 1999 was $6.8, $11.5 and $15.0 and interest income earned on these loans while they were considered impaired was $0.9, $0.8 and $2.6 for the years ended 2001, 2000 and 1999, respectively.

   The following table presents the activity in the allowance for losses during the years ended December 31:

                                                             2001  2000   1999
                                                             ----- -----  -----
   Balance at January 1..................................... $14.3 $23.3  $20.9
   Provision (benefit) charged (credited) to operations.....   2.3 (11.1)   1.6
   Amounts written off, net of recoveries...................   1.6   2.1    0.8
                                                             ----- -----  -----
   Balance at December 31................................... $18.2 $14.3  $23.3
                                                             ===== =====  =====

   During 2000, as part of its on-going analysis of exposure to losses arising from mortgage loans, the Company recognized a $12.7 reduction in its allowance for losses.

   The allowance for losses on mortgage loans at December 31, 2001, 2000 and 1999 represented 1.9%, 1.3% and 2.8% of gross mortgage loans, respectively.

   The Company had $5.0 and $4.5 of non-income producing mortgage loans as of December 31, 2000 and 1999, respectively. There were no non-income producing mortgage loans as of December 31, 2001.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

(3) Deferred Acquisition Costs

   Activity impacting deferred policy acquisition costs for the years ended December 31, was as follows:

                                                        2001    2000    1999
                                                       ------  ------  ------
   Unamortized balance at January 1................... $712.9  $475.2  $296.1
   Costs deferred.....................................  204.1   304.4   218.9
   Amortization, net..................................  (78.8)  (66.7)  (39.8)
                                                       ------  ------  ------
   Unamortized balance at December 31.................  838.2   712.9   475.2
   Cumulative effect of net unrealized investment
    losses............................................   15.6     2.8     7.3
                                                       ------  ------  ------
   Financial statement balance at December 31......... $853.8  $715.7  $482.5
                                                       ======  ======  ======

(4) Intangible Assets

 (a) Present Value of Future Profits

   The method used by the Company to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that the Company must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31:

                                                        2001    2000    1999
                                                       ------  ------  ------
   Unamortized balance at January 1................... $278.1  $314.8  $367.0
   Interest accreted at 6.57%, 5.94% and 6.64% for
    2001, 2000 and 1999, respectively.................   16.3    17.1    21.9
   Amortization.......................................  (59.3)  (53.8)  (74.1)
                                                       ------  ------  ------
   Unamortized balance at December 31.................  235.1   278.1   314.8
   Cumulative effect of net unrealized investment
    losses............................................    9.6     7.3    35.8
                                                       ------  ------  ------
   Financial statement balance at December 31......... $244.7  $285.4  $350.6
                                                       ======  ======  ======

   The estimated percentage of the December 31, 2001 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

            2002................................... 11.8%
            2003...................................  9.7
            2004...................................  8.4
            2005...................................  7.3
            2006...................................  6.5

 (b) Goodwill

   At December 31, 2001 and 2000, total unamortized goodwill was $107.4 and $114.4, respectively, which is shown net of accumulated amortization and adjustments of $43.3 and $36.3 for the years ended December 31,

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

2001 and 2000, respectively. Goodwill amortization was $7.0, $7.0 and $6.0 for the years ending December 31, 2001, 2000 and 1999, respectively.

(5) Reinsurance

   GELAAC is involved in both the cession and assumption of reinsurance with other companies. GELAAC's reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance companies. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and the Company remains liable to the extent that the reinsuring companies are unable to meet their obligations.

   In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by the Company on any one life policy is $1. The Company does not have significant reinsurance contracts with any one reinsurer that could have a material impact on its results of operations.

   The effects of reinsurance on premiums earned for the years ended December 31 were as follows:

                                                          2001    2000    1999
                                                         ------  ------  ------
   Direct............................................... $128.8  $145.6  $166.6
   Assumed..............................................    3.3     3.3     3.0
   Ceded................................................  (23.7)  (32.5)  (45.7)
                                                         ------  ------  ------
   Net premiums earned.................................. $108.4  $116.4  $123.9
                                                         ------  ------  ------
   Percentage of amount assumed to net..................      3%      3%      2%
                                                         ======  ======  ======

   Due to the nature of the Company's insurance contracts, premiums earned approximate premiums written.

   Reinsurance recoveries recognized as a reduction of benefits amounted to $58.0, $54.3 and $68.2 for the years ended December 31, 2001, 2000 and 1999, respectively.

(6) Future Annuity and Contract Benefits

 (a) Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

 (b) Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums, based on mortality, morbidity and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential premium deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on the experience of the insurance industry and the Company, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   The following chart summarizes the major assumptions underlying the Company's recorded liabilities for future annuity and contract benefits:

                                     Mortality/   Interest      December 31,
                          Withdrawal Morbidity      Rate     ------------------
                          Assumption Assumption  Assumption    2001      2000
                          ---------- ---------- ------------ --------- --------
Investment contracts....     N/A        N/A         N/A      $ 8,788.6 $7,759.7
Limited-payment
 contracts..............     None       (a)      3.5-10.0%        17.9     17.4
Traditional life
 insurance contracts....   Company      (b)     7.0% grading     344.2    362.3
                          Experience              to 6.5%
Universal life-type
 contracts..............     N/A        N/A         N/A        1,774.9  1,747.5
Accident and health.....   Company      (c)     7.5% grading      49.7     47.4
                          Experience              to 4.75%
                                                             --------- --------
Total future annuity and
 contract benefits......                                     $10,975.3 $9,934.3
                                                             ========= ========

--------
(a) Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuitant Mortality Table.
(b) Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables.
(c) The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables, and Company experience.

(7) Income Taxes

   The total provision for income taxes for the years ended December 31 consisted of the following components:

                                                            2001   2000   1999
                                                            ----- ------  -----
   Current federal income tax provision (benefit).......... $18.2 $(20.8) $29.3
   Deferred federal income tax provision...................  49.1   90.5   24.9
                                                            ----- ------  -----
     Subtotal-federal provision............................  67.3   69.7   54.2
                                                            ----- ------  -----
   Current state income tax provision (benefit)............   0.8   (0.8)   2.3
   Deferred state income tax provision.....................   2.0    4.0    0.1
                                                            ----- ------  -----
     Subtotal-state provision..............................   2.8    3.2    2.4
                                                            ----- ------  -----
     Total income tax provision............................ $70.1 $ 72.9  $56.6
                                                            ===== ======  =====

   The reconciliation of the federal statutory rate to the effective income tax rate at December 31 is as follows:

                                                               2001  2000  1999
                                                               ----  ----  ----
   Statutory U.S. federal income tax rate..................... 35.0% 35.0% 35.0%
   State income tax, net of federal income tax benefit........  0.5   0.5   0.5
   Non-deductible goodwill amortization.......................  1.2   1.0   1.2
   Dividends-received deduction............................... (2.9) (1.7) (1.6)
   Other, net.................................................  1.3  (3.9) (0.7)
                                                               ----  ----  ----
     Effective rate........................................... 35.1% 30.9% 34.4%
                                                               ====  ====  ====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   The components of the net deferred tax liability at December 31 are as follows:

                                                                   2001   2000
                                                                  ------ ------
   Assets:
     Insurance reserve amounts................................... $161.8 $165.6
     Net unrealized losses on investment securities..............   10.4   10.4
     Net unrealized loss on derivatives..........................    5.0    --
                                                                  ------ ------
       Total deferred income tax assets..........................  177.2  176.0
                                                                  ------ ------
   Liabilities:
     Investments.................................................    1.6    5.3
     Present value of future profits.............................   47.3   50.3
     Deferred acquisition costs..................................  194.6  149.6
     Other.......................................................    9.2    2.8
                                                                  ------ ------
       Total deferred income tax liabilities.....................  252.7  208.0
                                                                  ------ ------
       Net deferred income tax liability......................... $ 75.5 $ 32.0
                                                                  ====== ======

   Based on an analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling the Company to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   The Company received a refund of federal and state taxes for the year ended December 31, 2001 of $23.9, and paid $41.1 and $41.8, for federal and state income taxes for the years ended December 31, 2000 and 1999, respectively.

(8) Related Party Transactions

   GELAAC pays investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $18.3, $11.1 and $14.8 for the years ended December 31, 2001, 2000 and 1999, respectively. GELAAC charges affiliates for certain services and for the use of facilities and equipment which aggregated $68.1, $55.2 and $45.1, for the years ended December 31, 2001, 2000 and 1999, respectively.

   GELAAC pays interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. Interest expense under this agreement was $0.6, $1.1 and $1.9 for the years ended December 31, 2001, 2000 and 1999, respectively. The Company pays interest at the cost of funds of GNA Corporation, which was 2.8%, 6.9% and 5.9% as of December 31, 2001, 2000 and 1999, respectively. The amounts outstanding as of December 31, 2001 and 2000 were $50.5 and $85.7, respectively, and are included with accounts payable and accrued expenses in the Consolidated Balance Sheets.

(9) Guaranty Association Assessments

   The Company is required by state law to participate in the guaranty associations of the various states in which they do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   There are currently several unrelated insurance companies which had substantial amounts of annuity business in the process of liquidation or rehabilitation. The Company paid assessments of $0.1, $0.5, and $0.1 to various state guaranty associations during 2001, 2000 and 1999, respectively. At December 31, 2001 and 2000, accounts payable and accrued expenses include $4.7 and $4.6, respectively, related to estimated future payments.

   Effective January 1, 1999, the Company adopted SOP No. 97-3 and has reported the effect of this adoption as a cumulative effect of a change in accounting principle, which served to increase 1999 net income by $5.0 (net of income taxes of $2.8).

(10) Litigation

   The Company, like other insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case described below, which is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time, management believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company's Consolidated Financial Statements.

   On November 1, 2000, the Company was named as a defendant in a lawsuit filed in Georgia state court related to the sale of universal life insurance policies (McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co.). On December 1, 2000, the Company successfully removed the case to the United States District Court for the Middle District of Georgia. The complaint is brought as a class action on behalf of all persons who purchased certain universal life insurance policies from the Company and alleges improper sales practices in connection with the sale of universal life insurance policies. No class has been certified. On February 27, 2002, the Court denied the Company's motion for summary judgment. The McBride litigation is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time. The Company intends to defend this lawsuit, including plaintiff's efforts to certify a nationwide class action, vigorously.

(11) Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the Consolidated Financial Statements at fair value are not included in the following disclosures; such items include cash and cash equivalents, investment securities, separate accounts and beginning in 2001, derivative financial instruments. Other assets and liabilities--those not carried at fair value--are discussed in the following pages. Apart from certain borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must be determined using models. Although management has made every effort to develop the fairest representation of fair value for this section, it would be unusual if the estimates could actually have been realized at December 31, 2001 or 2000.

   A description of how fair values are estimated follows:

   Borrowings. Based on market quotes or comparables.

   Mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

   Investment contract benefits. Based on expected future cash flows, considering expected renewal premiums, claims, refunds and servicing costs, discounted at a current market rate.

   All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices, and /or estimates of the cost to terminate or otherwise settle obligations.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   Information about certain financial instruments that were not carried at fair value at December 31, 2001 and 2000, is summarized as follows:

                                      2001                           2000
                          -----------------------------  -----------------------------
                              Assets (Liabilities)           Assets (Liabilities)
                          -----------------------------  -----------------------------
                          Notional Carrying     Fair     Notional Carrying     Fair
                           Amount   amount      value     Amount   amount      value
                          -------- ---------  ---------  -------- ---------  ---------
Assets:
 Mortgage loans.........     (a)   $   938.8  $   978.4     (a)   $ 1,130.0  $ 1,174.0
 Other financial
  instruments...........     (a)        17.8       17.8     (a)         9.3        9.3
Liabilities:
 Borrowings and related
  instruments:
 Borrowings.............     (a)       (50.5)     (50.5)    (a)       (85.7)     (85.7)
 Investment contract
  benefits..............    --      (8,788.6)  (8,812.3)   --      (7,759.7)  (7,339.5)
 Other firm commitments:
 Ordinary course of
  business lending
  commitments...........    6.7          --         --     3.6          --         --

--------
(a)  These financial instruments do not have notional amounts.

   On January 1, 2001 GELAAC adopted SFAS 133, Accounting for Derivative Instruments and Hedging Activities, as discussed in Note 1. The paragraphs that follow provide additional information about derivatives and hedging relationships in accordance with SFAS 133.

   Under SFAS 133, all derivative instruments (including certain derivative instruments embedded in other contracts) are recognized in the balance sheet at their fair values and changes in fair value are recognized immediately in earnings, unless the derivatives qualify as hedges of future cash flows. For derivatives qualifying as hedges of future cash flows, the effective portion of changes in fair value is recorded temporarily in equity, then recognized in earnings along with the related effects of the hedged items. Any ineffective portion of a hedge is reported in earnings as it occurs.

   The nature of the Company's business activities necessarily involves the management of various financial and market risks, including those related to changes in interest rates. As discussed more fully in Note 1 of the 2001 audited financial statements, the Company uses derivative financial instruments to mitigate or eliminate certain of those risks. The January 1, 2001, accounting change previously described affected only the pattern and timing of non-cash accounting recognition.

   At January 1, 2001, the Company's financial statements were adjusted to record a cumulative effect of adopting this accounting change, as follows:

                                                                   Shareholders'
                                                          Earnings   Interest
                                                          -------- -------------
   Adjustment to fair value of derivatives (a)...........  $(8.7)     $(12.2)
   Income tax effects....................................    3.0         4.4
                                                           -----      ------
   Totals................................................  $(5.7)     $ (7.8)
                                                           =====      ======

  --------
  (a)  For earnings effect, amount shown is net of hedged items.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   A reconciliation of current period changes for the twelve months ended December 31, 2001, net of applicable income taxes in the separate component of shareholders' interest labeled "derivatives qualifying as hedges", follows:

   Transition adjustment as of January 1, 2001.......................... $(7.8)
   Current period decreases in fair value -- net........................  (0.1)
   Reclassification to earnings, net....................................  (0.2)
                                                                         -----
   Balance at December 31, 2001......................................... $(8.1)
                                                                         =====

   The cumulative effect on shareholders' interest was primarily attributable to marking to market swap contracts used to hedge interest rate risk on variable-rate investments. Decreases in the fair value of these instruments are attributable to changes in interest rates. Additional disclosures required by SFAS No. 133, as amended, are provided in the following paragraphs.

 Hedges of Future Cash Flows

   There was less than $0.1 of ineffectiveness reported in the twelve months ended December 31, 2001 in fair values of hedge positions. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2001 related to the hedge of future cash flows.

   Of the $(7.8) transition adjustment recorded in shareholders' interest at January 1, 2001, $(0.2), net of income taxes, was reclassified to income during the twelve month period ended December 31, 2001. The $(8.1), net of taxes, recorded in shareholders' interest at December 31, 2001 is expected to be reclassified to future income, contemporaneously with and primarily offsetting changes in interest income on floating-rate instruments. Of this amount $(0.2), net of income taxes, are expected to be reclassified to earnings over the twelve-month period ended December 31, 2002. The actual amounts that will be reclassified to income over the next twelve months will vary from this amount as a result of market conditions. No amounts were reclassified to income during the twelve months ended December 31, 2001 in connection with forecasted transactions that were no longer considered probable of occurring.

   At December 31, 2001, there were derivative instruments hedging the reinvestment risk of forecasted purchases of bonds that would occur within one month of year end.

 Hedges of Recognized Assets, Liabilities and Firm Commitments

   The ineffective portion of changes in fair values of hedge positions, reported in the twelve month period ended December 31, 2001 operations, amounted to $0.1 million, before income taxes. These amounts were included in net realized investment gains. There were no amounts excluded from the measure of effectiveness.

 Derivatives Not Designated as Hedges

   At December 31, 2001, there were no derivatives that do not qualify for hedge accounting under SFAS 133, as amended.

(12) Restrictions on Dividends

   Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice, based on the lesser of 10% of the

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

prior year statutory surplus and 100% of prior year statutory net gain from operations. Dividends in excess of the prescribed limits or the Company's earned surplus require formal state insurance commission approval. Based on statutory results as of December 31, 2001, the Company is able to distribute $58.4 in dividends in 2002 without obtaining regulatory approval.

   The Company declared and paid dividends of $9.6 for the years ended December 31, 2001, 2000 and 1999.

(13) Supplementary Financial Data

   The Company files financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from GAAP in several respects, causing differences in reported net income and shareholders' interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. The Company has no significant permitted accounting practices. The impact of adoption of codification increased statutory capital and surplus by $16.6, primarily related to the recognition of certain deferred tax assets.

   For the years ended December 31, statutory net income (loss) and statutory capital and surplus is summarized below (unaudited):

                                                           2001    2000   1999
                                                          ------  ------ ------
   Statutory net income (loss)........................... $(20.5) $ 68.0 $ 70.8
   Statutory capital and surplus......................... $584.4  $593.5 $542.5

   The NAIC has adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with (i) asset risk, (ii) insurance risk, (iii) interest rate risk, and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors its RBC level. At December 31, 2001 and 2000, the Company exceeded the minimum required RBC levels.

(14) Operating Segment Information

   The Company conducts its operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death, and
(2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note (1)(c) for further discussion of the Company's principal product lines within these two segments.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                        December 31, 2001, 2000 and 1999
                          (Dollar amounts in millions)


   The following is a summary of industry segment activity for 2001, 2000 and 1999:

2001 -- Segment Data

                                                         Lifestyle
                                              Wealth    Protection
                                           Accumulation      &
                                            & Transfer  Enhancement Consolidated
                                           ------------ ----------- ------------
   Net investment income.................   $   695.8     $  3.1     $   698.9
   Net realized investment gains.........        29.1        --           29.1
   Premiums..............................        48.2       60.2         108.4
   Other revenues........................       297.8        0.2         298.0
                                            ---------     ------     ---------
     Total revenues......................     1,070.9       63.5       1,134.4
                                            ---------     ------     ---------
   Interest credited, benefits, and other
    changes in policy reserves...........       674.1       42.0         716.1
   Commissions...........................       146.8       15.9         162.7
   Amortization of intangibles...........        47.9        2.1          50.0
   Other operating costs and expenses....         0.7        5.2           5.9
                                            ---------     ------     ---------
     Total benefits and expenses.........       869.5       65.2         934.7
                                            ---------     ------     ---------
     Income (loss) before income taxes
      and cumulative effect of change in
      accounting principle...............   $   201.4     $ (1.7)    $   199.7
                                            =========     ======     =========
   Total Assets..........................   $22,288.6     $168.0     $22,456.6
                                            =========     ======     =========

2000 -- Segment Data

                                                       Lifestyle
                                            Wealth    Protection
                                         Accumulation      &
                                          & Transfer  Enhancement Consolidated
                                         ------------ ----------- ------------
   Net investment income................  $   703.5     $  5.4     $   708.9
   Net realized investment gains........        4.3        --            4.3
   Premiums.............................       55.3       61.0         116.3
   Other revenues.......................      316.2        7.7         323.9
                                          ---------     ------     ---------
     Total revenues.....................    1,079.3       74.1       1,153.4
                                          ---------     ------     ---------
   Interest credited, benefits, and
    other changes in policy reserves ...      715.3       40.9         756.2
   Commissions..........................      212.8       16.5         229.3
   Amortization of intangibles..........       41.5        2.2          43.7
   Other operating costs and expenses...     (119.7)       7.9        (111.8)
                                          ---------     ------     ---------
     Total benefits and expenses........      849.9       67.5         917.4
                                          ---------     ------     ---------
     Income before income taxes.........  $   229.4     $  6.6     $   236.0
                                          =========     ======     =========
   Total Assets.........................  $22,440.7     $171.8     $22,612.5
                                          =========     ======     =========

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                        December 31, 2001, 2000 and 1999
                          (Dollar amounts in millions)


1999 -- Segment Data

                                                         Lifestyle
                                              Wealth    Protection
                                           Accumulation      &
                                            & Transfer  Enhancement Consolidated
                                           ------------ ----------- ------------
   Net investment income.................   $   634.2     $  4.0     $   638.2
   Net realized investment gains.........        12.0        --           12.0
   Premiums..............................        67.8       56.1         123.9
   Other revenues........................       243.6        0.2         243.8
                                            ---------     ------     ---------
     Total revenues......................       957.6       60.3       1,017.9
                                            ---------     ------     ---------
   Interest credited, benefits, and other
    changes in policy reserves...........       617.0       38.5         655.5
   Commissions...........................       179.7       12.4         192.1
   Amortization of intangibles...........        56.2        2.1          58.3
   Other operating costs and expenses....       (55.1)       2.6         (52.5)
                                            ---------     ------     ---------
     Total benefits and expenses.........       797.8       55.6         853.4
                                            ---------     ------     ---------
     Income before income taxes and
      cumulative effect of change in
      accounting principle...............   $   159.8     $  4.7     $   164.5
                                            =========     ======     =========
   Total Assets..........................   $19,774.2     $183.1     $19,957.3
                                            =========     ======     =========